UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Active China ETF

Ticker: JCHI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active China ETF	$70	0.65%
How did the Fund Perform?
The JPMorgan Active China ETF returned 15.31% for the year ended October 31, 2024. The MSCI China All Shares Index (net total return) returned 18.47% for the year ended October 31, 2024.
  The Fund's stock selection in the communication services and industrials sectors detracted from relative performance.
  The Fund's stock selection in the real estate and consumer staples sectors contributed positively to the overall performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active China ETF - Net Asset Value	March 15, 2023	15.31%	(1.51)%
MSCI China All Shares Index (net total return)		18.47	2.38
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active China ETF and the MSCI China All Shares Index (net total return) from March 15, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI China All Shares Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI China All Shares Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap Chinese securities represented across China A-shares, B-shares, H-shares, Redchips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$11,916,262
Total number of portfolio holdings	49
Portfolio turnover rate	42%
Total advisory fees paid	$69,207
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JCHI-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan ActiveBuilders Emerging Markets Equity ETF

Ticker: JEMA - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$37	0.34%
How did the Fund Perform?
The JPMorgan ActiveBuilders Emerging Markets Equity ETF returned 20.67% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in South Africa contributed to performance relative to the Index.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value	March 10, 2021	20.67%	(3.52)%
MSCI Emerging Markets Index (net total return)		25.32	(2.01)
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders Emerging Markets Equity ETF and the MSCI Emerging Markets Index (net total return) from March 10, 2021 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$1,050,643,348
Total number of portfolio holdings	511
Portfolio turnover rate	50%
Total advisory fees paid	$3,293,123
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JEMA-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Active Developing Markets Equity ETF

Ticker: JADE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of May 16, 2024 (fund inception) to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$30	0.65%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Active Developing Markets Equity ETF returned 0.23% for the period from Fund inception to October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 3.25% for the period.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in Taiwan also detracted from relative performance.
  The Fund's stock selection in South Africa contributed to performance relative to the Index.
  Stock selection in Brazil also aided performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Active Developing Markets Equity ETF - Net Asset Value	May 16, 2024	0.23%
MSCI Emerging Markets Index (net total return)		3.25
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Developing Markets Equity ETF and the MSCI Emerging Markets Index (net total return) from May 16, 2024 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$14,433,132
Total number of portfolio holdings	129
Portfolio turnover rate	15%
Total advisory fees paid	$41,907
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JADE-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders Canada ETF

Ticker: BBCA - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Canada ETF	$22	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Canada ETF returned 31.51% for the year ended October 31, 2024. The Morningstar® Canada Target Market Exposure IndexSM (net total return) (the "Index") returned 31.31% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and information technology sectors, while the sole detractor from returns was its allocation to the health care sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF - Net Asset Value	August 7, 2018	31.51%	10.05%	8.64%
Morningstar® Canada Target Market Exposure IndexSM (net total return)		31.31	9.79	8.37
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM (net total return) from August 7, 2018 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Canadian equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$7,177,674,131
Total number of portfolio holdings	80
Portfolio turnover rate	3%
Total advisory fees paid	$13,050,370
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBCA-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

Ticker: BBAX - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$21	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF returned 21.92% for the year ended October 31, 2024. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 22.76% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and real estate sectors, while its largest detractors from returns were its allocations to the energy and consumer staples sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Australia and Singapore, while its exposures to New Zealand and Hong Kong were the smallest contributors. No country detracted from absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value	August 7, 2018	21.92%	4.56%	4.39%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)		22.76	4.65	4.51
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) from August 7, 2018 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Asia Pacific ex-Japan equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$4,650,001,759
Total number of portfolio holdings	112
Portfolio turnover rate	4%
Total advisory fees paid	$8,521,830
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders Emerging Markets Equity ETF

Ticker: BBEM - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Emerging Markets Equity ETF	$17	0.15%
How did the Fund Perform?
The JPMorgan BetaBuilders Emerging Markets Equity ETF returned 22.84% for the year ended October 31, 2024. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) (the "Index") returned 25.04% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the real estate and consumer staples sectors were the smallest contributors. No sector detracted from absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Taiwan and India, while its exposures to the Czech Republic and Egypt were the smallest contributors. No country detracted from absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value	May 10, 2023	22.84%	11.12%
Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)		25.04	12.65
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Emerging Markets Equity ETF and Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) from May 10, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) is a rules based, float market  capitalization-weighted index designed to provide exposure to large and mid-cap stocks in emerging markets representing the top 85% of the investable universe by float-adjusted market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$610,935,381
Total number of portfolio holdings	1,105
Portfolio turnover rate	14%
Total advisory fees paid	$868,580
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBEM-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders Europe ETF

Ticker: BBEU - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Europe ETF	$10	0.09%
How did the Fund Perform?
The JPMorgan BetaBuilders Europe ETF returned 22.93% for the year ended October 31, 2024. The Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) (the "Index") returned 22.72% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Germany and the United Kingdom, while the sole detractor from returns was its allocation to Portugal.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF - Net Asset Value	June 15, 2018	22.93%	7.33%	5.98%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)		22.72	7.08	5.78
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) from June 15, 2018 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Europe equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$6,676,826,411
Total number of portfolio holdings	426
Portfolio turnover rate	7%
Total advisory fees paid	$6,333,098
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBEU-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders International Equity ETF

Ticker: BBIN - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders International Equity ETF	$8	0.07%
How did the Fund Perform?
The JPMorgan BetaBuilders International Equity ETF returned 21.88% for the year ended October 31, 2024. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) (the "Index") returned 22.65% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Japan and Germany, while the sole detractor from returns was its allocation to Portugal.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF - Net Asset Value	December 3, 2019	21.88%	6.51%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)		22.65	6.37
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) from December 3, 2019 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$4,768,017,540
Total number of portfolio holdings	768
Portfolio turnover rate	5%
Total advisory fees paid	$2,908,845
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBIN-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders Japan ETF

Ticker: BBJP - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Japan ETF	$21	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Japan ETF returned 18.79% for the year ended October 31, 2024. The Morningstar® Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 22.13% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its exposures to the utilities and energy sectors were the smallest contributors. No sector detracted from absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF - Net Asset Value	June 15, 2018	18.79%	4.95%	3.80%
Morningstar® Japan Target Market Exposure IndexSM (net total return)		22.13	5.12	3.98
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM (net total return) from June 15, 2018 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Japan Target Market Exposure IndexSM (net total return) is a rule based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Japanese equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$11,774,922,485
Total number of portfolio holdings	226
Portfolio turnover rate	5%
Total advisory fees paid	$21,274,025
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBJP-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Equity ETF

Ticker: BBUS - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Equity ETF	$2	0.02%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Equity ETF returned 38.35% for the year ended October 31, 2024. The Morningstar® US Target Market Exposure IndexSM (the "Index") returned 38.35% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the energy and materials sectors were the smallest contributors. No sector detracted from absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value	March 12, 2019	38.35%	15.16%	15.26%
Morningstar® US Target Market Exposure IndexSM		38.35	15.19	15.30
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float-adjusted market capitalization-weighted index which consists of stocks traded primarily on the U.S. stock exchanges. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$4,014,252,721
Total number of portfolio holdings	558
Portfolio turnover rate	3%
Total advisory fees paid	$612,905
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBUS-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Ticker: BBMC - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$8	0.07%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF returned 34.43% for the year ended October 31, 2024. The Morningstar® US Market IndexSM returned 38.09% and the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Index") returned 34.49% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its sole detractor from returns was its allocation to the energy sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value	April 14, 2020	34.43%	15.95%
Morningstar® US Market IndexSM		38.09	18.26
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM		34.49	15.99
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, Morningstar® US Market IndexSM and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Market IndexSM and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM do not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Market IndexSM is a float market capitalization-weighted index designed to provide exposure to large- , mid- and small- cap U.S. stocks representing the top 97% of the investable universe by market capitalization. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Morningstar® US Market IndexSM, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$1,763,249,803
Total number of portfolio holdings	595
Portfolio turnover rate	13%
Total advisory fees paid	$1,148,824
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBMC-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Ticker: BBSC - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$11	0.09%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF returned 36.40% for the year ended October 31, 2024. The Morningstar® US Market IndexSM returned 38.35% and the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Index") returned 36.40% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value	November 16, 2020	36.40%	8.16%
Morningstar® US Market IndexSM		38.35	13.41
Morningstar® US Small Cap Target Market Exposure Extended IndexSM		36.40	8.15
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF, Morningstar® US Market IndexSM and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Market IndexSM and Morningstar® US Small Cap Target Market Exposure Extended IndexSM do not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Market IndexSM is a float market capitalization-weighted index designed to provide exposure to large- , mid- and small- cap U.S. stocks representing the top 97% of the investable universe by market capitalization. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float-adjusted market capitalization-weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Morningstar® US Market IndexSM, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$511,426,837
Total number of portfolio holdings	786
Portfolio turnover rate	20%
Total advisory fees paid	$516,569
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BBSC-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Carbon Transition U.S. Equity ETF

Ticker: JCTR - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Carbon Transition U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Carbon Transition U.S. Equity ETF	$18	0.15%
How did the Fund Perform?
The JPMorgan Carbon Transition U.S. Equity ETF returned 37.71% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JPMorgan Asset Management Carbon Transition U.S. Equity Index (the "Index") returned 37.80% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s largest contributor to returns was its security selection within the industrials and health care sectors, while its security selection within the utilities and consumer staples sectors was the largest detractor.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF - Net Asset Value	December 9, 2020	37.71%	13.65%
Russell 1000 Index		38.07	12.81
JPMorgan Asset Management Carbon Transition U.S. Equity Index		37.80	13.80
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Carbon Transition U.S. Equity ETF, the Russell 1000 Index and the JPMorgan Asset Management Carbon Transition U.S. Equity Index from December 9, 2020 to October 31 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and JPMorgan Asset Management Carbon Transition U.S. Equity Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Russell 1000 Index is a market capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The JPMorgan Asset Management Carbon Transition U.S. Equity Index is a rules-based, proprietary index designed to achieve a meaningful reduction in carbon intensity without relying on significant exclusions or sector deviations. It is a proprietary index designed to reflect the performance of a subset of the U.S. large and midcap companies in developed markets that, based on the index rules, are determined to be best positioned to benefit from a transition to a low-carbon economy. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$7,673,782
Total number of portfolio holdings	435
Portfolio turnover rate	16%
Total advisory fees paid	$8,064
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JCTR-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Climate Change Solutions ETF

Ticker: TEMP - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Climate Change Solutions ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Climate Change Solutions ETF	$59	0.49%
How did the Fund Perform?
The JPMorgan Climate Change Solutions ETF returned 39.65% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned 32.79% for the year ended October 31, 2024.
  The Fund’s security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the information technology sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Climate Change Solutions ETF - Net Asset Value	December 13, 2021	39.65%	0.23%
MSCI ACWI Index (net total return)		32.79	5.93
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Climate Change Solutions ETF and the MSCI ACWI Index (net total return) from December 13, 2021 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$15,353,300
Total number of portfolio holdings	63
Portfolio turnover rate	51%
Total advisory fees paid	$104,577
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Effective December 13, 2024, the Fund was classified as a diversified investment company rather than a non-diversified investment company.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
TEMP-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Diversified Return Emerging Markets Equity ETF

Ticker: JPEM - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return Emerging Markets Equity ETF	$48	0.44%
How did the Fund Perform?
The JPMorgan Diversified Return Emerging Markets Equity ETF returned 16.71% for the year ended October 31, 2024. The FTSE Emerging Index (net total return) returned 27.71% and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) (the "Index") returned 18.13% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund generated a positive absolute return for the twelve months ended October 31, 2024, and differences in net asset value calculations and foreign exchange pricing between the Index and the Fund, and fees and operating expenses incurred by the Fund were responsible for the performance variance.
  On a relative basis to the FTSE Emerging Index, the Fund’s and the Index's largest detractors from returns were their underweight positions in the information technology sector and its multi-factor security selection within Asia Pacific ex-China, while their largest contributors to returns were their underweight positions in China and its security selection within Latin America.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value	January 7, 2015	16.71%	4.02%	4.14%
FTSE Emerging Index (net total return)		27.71	5.00	4.82
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)		18.13	4.69	4.96
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Index and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) from January 7, 2015 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Index (net total return) and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return). The FTSE Emerging Index (net total return) provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Emerging Index (net total return). The index is designed to reflect the performance of emerging market securities representing the following diversified set of factors: value, momentum and quality. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the FTSE Emerging Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$322,419,915
Total number of portfolio holdings	543
Portfolio turnover rate	28%
Total advisory fees paid	$1,378,704
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPEM-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Diversified Return International Equity ETF

Ticker: JPIN - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return International Equity ETF	$41	0.37%
How did the Fund Perform?
The JPMorgan Diversified Return International Equity ETF returned 20.93% for the year ended October 31, 2024. The FTSE Developed ex North America Index (net total return) returned 22.21% and the JP Morgan Diversified Factor International Equity Index (net total return) (the "Index") returned 22.12% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.
  On a relative basis to the FTSE Developed ex-North America Index, the Fund’s and the Index's largest contributor to returns was their multi-factor security selection in Asia Pacific ex-Japan and within the consumer discretionary sector, while their largest detractors from returns were an underweight position in the financials sector and their multi-factor security selection within Europe ex-United Kingdom.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF - Net Asset Value	November 5, 2014	20.93%	4.68%	4.47%
FTSE Developed ex North America Index (net total return)		22.21	6.08	5.30
JP Morgan Diversified Factor International Equity Index (net total return)		22.12	4.97	4.81
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Index (net total return) and the JP Morgan Diversified Factor International Equity Index (net total return) from November 5, 2014 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Index (net total return) and the JP Morgan Diversified Factor International Equity Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index (net total return). The FTSE Developed ex North America Index (net total return) is part of a range of indices designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world's investable market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. JP Morgan Diversified Factor International Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Developed ex North America Index (net total return). The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality.  Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the FTSE Developed ex North America Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$339,399,985
Total number of portfolio holdings	466
Portfolio turnover rate	26%
Total advisory fees paid	$1,361,735
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPIN-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Diversified Return U.S. Equity ETF

Ticker: JPUS - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Equity ETF	$21	0.18%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Equity ETF returned 31.24% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JP Morgan Diversified Factor US Equity Index (the "Index") returned 31.48% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractors from returns were their underweight positions in the information technology sector and an overweight position in the consumer staples sector, while their largest contributor to returns was their multi-factor security selection within the consumer discretionary and real estate sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value	September 29, 2015	31.24%	11.37%	11.91%
Russell 1000 Index		38.07	15.00	14.74
JP Morgan Diversified Factor US Equity Index		31.48	11.52	12.15
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the Russell 1000 Index and the JP Morgan Diversified Factor US Equity Index from September 29, 2015 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the JP Morgan Diversified Factor US Equity Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large and mid-cap equity securities selected from the constituents of the Russell 1000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality.  Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$436,820,675
Total number of portfolio holdings	365
Portfolio turnover rate	25%
Total advisory fees paid	$780,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPUS-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Ticker: JPME - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$28	0.24%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF returned 30.59% for the year ended October 31, 2024. The Russell 3000 Index returned 37.86%, the JP Morgan Diversified Factor US Mid Cap Equity Index (the "Index") returned 30.93%, and the Russell Midcap Index  returned 35.39% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell Midcap Index, the Fund’s and the Index's largest detractors from returns were their overweight positions in the consumer staples sector and its multi-factor security selection within the financials sector, while their largest contributor to returns was their multi-factor security selection within the consumer discretionary and health care sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value	May 11, 2016	30.59%	10.95%	10.72%
Russell 3000 Index		37.86	14.60	14.26
JP Morgan Diversified Factor US Mid Cap Equity Index		30.93	11.20	11.00
Russell Midcap Index		35.39	10.94	11.25
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, the Russell 3000 Index, JP Morgan Diversified Factor US Mid Cap Equity Index and the Russell Midcap Index from May 11, 2016 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index,  JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities selected from the Russell Midcap Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell Midcap Index is a market capitalization-weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$407,691,100
Total number of portfolio holdings	352
Portfolio turnover rate	25%
Total advisory fees paid	$901,421
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPME-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Diversified Return U.S. Small Cap Equity ETF

Ticker: JPSE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$33	0.29%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Small Cap Equity ETF returned 27.56% for the year ended October 31, 2024. The Russell 3000 Index returned 37.86%, the JP Morgan Diversified Factor US Small Cap Equity Index (the "Index") returned 27.92%, and the Russell 2000 Index returned 34.07% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 2000 Index, the Fund’s and the Index's largest detractor from returns was their multi-factor security selection within the industrials and basic materials sectors, while their largest contributors to returns were their multi-factor security selection within the energy sector and an overweight position in the telecommunications sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value	November 15, 2016	27.56%	10.39%	9.64%
Russell 3000 Index		37.86	14.60	14.16
JP Morgan Diversified Factor US Small Cap Equity Index		27.92	10.57	9.86
Russell 2000 Index		34.07	8.50	8.24
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the Russell 3000 Index, the JP Morgan Diversified Factor US Small Cap Equity Index and the Russell 2000 Index from November 15, 2016 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index, JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. small cap equity securities selected from the Russell 2000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$497,805,298
Total number of portfolio holdings	558
Portfolio turnover rate	28%
Total advisory fees paid	$1,370,591
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPSE-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Dividend Leaders ETF

Ticker: JDIV - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of September 25, 2024 (fund inception) to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$5	0.47%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Dividend Leaders ETF returned -1.88% for the period from Fund inception to October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned -1.24% for the period.
  The Fund’s security selection in the automobile and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financial services and pharmaceuticals/medical technology sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Dividend Leaders ETF - Net Asset Value	September 25, 2024	(1.88)%
MSCI ACWI Index (net total return)		(1.24)
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Dividend Leaders ETF and the MSCI ACWI Index (net total return) from September 25, 2024 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$5,887,482
Total number of portfolio holdings	77
Portfolio turnover rate	7%
Total advisory fees paid	$2,672
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JDIV-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Select Equity ETF

Ticker: JGLO - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Select Equity ETF	$55	0.47%
How did the Fund Perform?
The JPMorgan Global Select Equity ETF returned 33.57% for the year ended October 31, 2024. The MSCI World Index (net total return) (the "Index") returned 33.68% for the year ended October 31, 2024.
  The Fund’s security selection in the retail and industrial cyclical sectors detracted from performance relative to the Index.
  The Fund’s security selection in the technology (semiconductors & hardware) and media sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Global Select Equity ETF - Net Asset Value	September 13, 2023	33.57%	24.52%
MSCI World Index (net total return)		33.68	22.15
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Global Select Equity ETF and the MSCI World Index (net total return) from September 13, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$4,857,897,209
Total number of portfolio holdings	79
Portfolio turnover rate	103%
Total advisory fees paid	$12,263,749
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JGLO-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Healthcare Leaders ETF

Ticker: JDOC - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2023 (fund inception) to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$71	0.65%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Healthcare Leaders ETF returned 20.51% for the period from Fund inception to October 31, 2024. The MSCI World Index (net total return) returned 32.30% and the MSCI World Healthcare Index (net total return) (the "Index") returned 19.36% for the period.
  The Fund’s security selection in the pharmaceuticals and medical technology sectors contributed to performance relative to the Index.
  The Fund’s security selection in the health care services sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Healthcare Leaders ETF - Net Asset Value	November 1, 2023	20.51%
MSCI World Index (net total return)		32.30
MSCI World Healthcare Index (net total return)		19.36
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Healthcare Leaders ETF, the MSCI World Index (net total return) and the MSCI World Healthcare Index (net total return) from November 1, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) and the MSCI World Healthcare Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI World Healthcare Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap health care stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI World Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$7,220,835
Total number of portfolio holdings	57
Portfolio turnover rate	55%
Total advisory fees paid	$56,397
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JDOC-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Hedged Equity Laddered Overlay ETF

Ticker: HELO - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Laddered Overlay ETF	$56	0.50%
How did the Fund Perform?
The JPMorgan Hedged Equity Laddered Overlay ETF returned 24.45% for the year ended October 31, 2024. The S&P 500 Index returned 38.02% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 5.39% for the year ended October 31, 2024.
  The Fund captured 64% of the Index’s positive return with 50% of its volatility during the period.
  The Fund’s security selection in the basic materials and telecommunications sectors detracted from performance, relative to the Index.
  The Fund’s security selection in the hardware & semiconductors and pharmaceutical/medical technology sectors contributed to performance relative to the Index.
  The technology - hardware & semiconductors and pharmaceutical/medical technology sectors added the most value.
  The basic materials and telecommunications sectors weighed the most on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value	September 28, 2023	24.45%	20.60%
S&P 500 Index		38.02	31.51
ICE BofA 3-Month US Treasury Bill Index		5.39	5.41
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Hedged Equity Laddered Overlay ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from September 28, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$1,842,881,793
Total number of portfolio holdings	174
Portfolio turnover rate	30%
Total advisory fees paid	$3,606,722
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
HELO-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Growth ETF

Ticker: JIG - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Growth ETF	$62	0.55%
How did the Fund Perform?
The JPMorgan International Growth ETF returned 25.64% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) returned 24.33% and the MSCI ACWI ex USA Growth Index (net total return) (the "Index") returned 25.18% for the year ended October 31, 2024.
  The Fund’s security selection in the information technology and financials sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer discretionary and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF - Net Asset Value	May 20, 2020	25.64%	5.95%
MSCI ACWI ex USA Index (net total return)		24.33	9.70
MSCI ACWI ex USA Growth Index (net total return)		25.18	6.76
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF, the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Growth Index (net total return) from May 20, 2020 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Growth Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S.. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI ACWI ex USA Growth Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of growth-oriented large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI ex USA Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$107,863,453
Total number of portfolio holdings	78
Portfolio turnover rate	51%
Total advisory fees paid	$492,619
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JIG-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Research Enhanced Equity ETF

Ticker: JIRE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Research Enhanced Equity ETF	$26	0.24%
How did the Fund Perform?
The JPMorgan International Research Enhanced Equity ETF returned 21.10% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF - Net Asset Value	October 28, 1992*	21.10%	6.48%	5.28%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
*	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on June 10, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 1, 2017. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is October 28, 1992.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on June 13, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$6,503,810,493
Total number of portfolio holdings	198
Portfolio turnover rate	19%
Total advisory fees paid	$12,387,024
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JIRE-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Value ETF

Ticker: JIVE - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Value ETF	$62	0.55%
How did the Fund Perform?
The JPMorgan International Value ETF returned 25.35% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) returned 24.33% and the MSCI ACWI ex USA Value Index (net total return) (the "Index") returned 23.56% for the year ended October 31, 2024.
  The Fund’s security selection in the banks and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in the energy sector and no exposure to the software & services sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Value ETF - Net Asset Value	September 13, 2023	25.35%	17.61%
MSCI ACWI ex USA Index (net total return)		24.33	14.54
MSCI ACWI ex USA Value Index (net total return)		23.56	14.67
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Value ETF, the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) from September 13, 2023 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI ACWI ex USA Value Index (net total return) captures large- and mid- cap securities exhibiting overall value style characteristics across 22 Developed and 24 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI ex USA Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$103,038,901
Total number of portfolio holdings	329
Portfolio turnover rate	55%
Total advisory fees paid	$198,365
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JIVE-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Sustainable Infrastructure ETF

Ticker: BLLD - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Sustainable Infrastructure ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Infrastructure ETF	$55	0.49%
How did the Fund Perform?
The JPMorgan Sustainable Infrastructure ETF returned 24.78% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned 32.79% for the year ended October 31, 2024.
  The Fund’s security selection in the utilities and information technology sectors detracted from performance relative to the Index.
  The Fund’s security selection in the health care and energy sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Sustainable Infrastructure ETF - Net Asset Value	September 7, 2022	24.78%	4.98%
MSCI ACWI Index (net total return)		32.79	17.69
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Sustainable Infrastructure ETF and the MSCI ACWI Index (net total return) from September 7, 2022 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$22,111,123
Total number of portfolio holdings	62
Portfolio turnover rate	51%
Total advisory fees paid	$122,083
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
BLLD-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan U.S. Momentum Factor ETF

Ticker: JMOM - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Momentum Factor ETF	$15	0.12%
How did the Fund Perform?
The JPMorgan U.S. Momentum Factor ETF returned 43.86% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07%, the JP Morgan US Momentum Factor Index (the "Index") returned 43.93%, and the Russell 1000 Growth Index returned 43.77% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest contributor to returns was their security selection within the industrials and consumer discretionary sectors, while their largest detractor from returns was their security selection within the financials and information technology sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF - Net Asset Value	November 8, 2017	43.86%	15.67%	13.79%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Momentum Factor Index		43.93	15.80	13.93
Russell 1000 Growth Index		43.77	19.00	17.38
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the Russell 1000 Index, the JP Morgan US Momentum Factor Index and the Russell 1000 Growth Index from November 8, 2017 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index, JP Morgan US Momentum Factor Index and Russell 1000 Growth Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a subset of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$1,159,170,843
Total number of portfolio holdings	280
Portfolio turnover rate	40%
Total advisory fees paid	$949,805
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMOM-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan U.S. Quality Factor ETF

Ticker: JQUA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Quality Factor ETF	$14	0.12%
How did the Fund Perform?
The JPMorgan U.S. Quality Factor ETF returned 34.23% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JP Morgan US Quality Factor Index (the "Index") returned 34.21% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractor from returns was their security selection within the financials and industrials sectors, while their largest contributor to returns was their security selection within the consumer staples and health care sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF - Net Asset Value	November 8, 2017	34.23%	15.14%	14.02%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Quality Factor Index		34.21	15.22	14.14
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the Russell 1000 Index and the JP Morgan US Quality Factor Index from November 8, 2017 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and JP Morgan US Quality Factor Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$5,024,521,643
Total number of portfolio holdings	284
Portfolio turnover rate	21%
Total advisory fees paid	$4,813,488
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JQUA-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan U.S. Value Factor ETF

Ticker: JVAL - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Factor ETF	$14	0.12%
How did the Fund Perform?
The JPMorgan U.S. Value Factor ETF returned 32.01% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07%, the JP Morgan US Value Factor Index (the "Index") returned 32.01%, and the Russell 1000 Value Index returned 30.98% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractor from returns was their security selection within the technology and health care sectors, while their largest contributor to returns was their security selection within the financials and real estate sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF - Net Asset Value	November 8, 2017	32.01%	12.31%	10.80%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Value Factor Index		32.01	12.42	11.02
Russell 1000 Value Index		30.98	10.14	9.23
The performance quoted is past performance and is not a guarantee o f future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the Russell 1000 Index, the JP Morgan US Value Factor Index and the Russell 1000 Value Index from November 8, 2017 to October 31, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index, JP Morgan US Value Factor Index and Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index.  The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$676,817,043
Total number of portfolio holdings	374
Portfolio turnover rate	26%
Total advisory fees paid	$893,468
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JVAL-1024

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES 2024 – $949,926 2023 – $863,957

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2024 – $226,308
2023 – $220,032

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES 2024 – $336,340 2023 – $331,063

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2024 – $0
2023 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of    Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0% 2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $35.5 million 2022 – $32.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2024
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Emerging Markets Equity ETF	BBEM	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca, Inc.
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca, Inc.
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca, Inc.
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca, Inc.
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca, Inc.
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca, Inc.
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,090,362	19,186,174
Automobile Components — 0.5%
Magna International, Inc.	918,251	36,252,564
Banks — 23.4%
Bank of Montreal (a)	2,498,322	227,663,372
Bank of Nova Scotia (The)	4,212,343	216,887,183
Canadian Imperial Bank of Commerce (a)	3,230,598	202,116,847
National Bank of Canada	1,158,666	110,511,613
Royal Bank of Canada (a)	4,845,218	585,977,850
Toronto-Dominion Bank (The)	6,027,125	333,183,331
		1,676,340,196
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A (a)	173,456	18,458,703
Dollarama, Inc.	953,090	99,179,955
		117,638,658
Capital Markets — 4.7%
Brookfield Asset Management Ltd., Class A	1,341,243	71,158,560
Brookfield Corp.	4,312,267	228,659,944
IGM Financial, Inc.	276,557	8,308,528
TMX Group Ltd.	940,492	29,376,232
		337,503,264
Chemicals — 1.1%
Nutrien Ltd.	1,694,252	80,785,284
Commercial Services & Supplies — 3.4%
GFL Environmental, Inc.	782,040	32,717,226
RB Global, Inc.	624,027	52,872,098
Waste Connections, Inc.	881,771	155,873,377
		241,462,701
Construction & Engineering — 1.5%
Stantec, Inc.	390,385	31,665,948
WSP Global, Inc.	425,267	76,012,639
		107,678,587
Consumer Staples Distribution & Retail — 3.8%
Alimentation Couche-Tard, Inc.	2,607,860	135,997,928
George Weston Ltd.	187,885	29,801,704
Loblaw Cos. Ltd.	501,291	63,380,089
Metro, Inc.	773,061	45,911,167
		275,090,888
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	505,510	29,487,932
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.5%
Quebecor, Inc., Class B	527,525	13,135,556
TELUS Corp.	1,684,308	26,625,216
		39,760,772
Electric Utilities — 2.0%
Emera, Inc. (a)	980,994	37,059,852
Fortis, Inc.	1,673,537	72,393,531
Hydro One Ltd. (b)	1,083,645	34,890,513
		144,343,896
Food Products — 0.2%
Saputo, Inc.	845,622	16,130,801
Gas Utilities — 0.3%
AltaGas Ltd.	1,012,688	24,198,032
Ground Transportation — 6.7%
Canadian National Railway Co.	1,828,781	197,477,088
Canadian Pacific Kansas City Ltd.	3,192,190	246,254,985
TFI International, Inc.	273,454	36,594,738
		480,326,811
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International, Inc.	1,000,423	69,580,898
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	461,595	14,132,793
Insurance — 8.6%
Fairfax Financial Holdings Ltd.	72,927	90,625,160
Great-West Lifeco, Inc.	937,995	31,474,217
iA Financial Corp., Inc.	336,601	27,424,152
Intact Financial Corp.	610,301	116,550,462
Manulife Financial Corp.	6,145,733	179,514,462
Power Corp. of Canada	1,891,468	59,786,337
Sun Life Financial, Inc.	2,001,720	110,987,025
		616,361,815
IT Services — 5.6%
CGI, Inc. *	705,296	78,130,394
Shopify, Inc., Class A *	4,111,841	321,658,866
		399,789,260
Metals & Mining — 9.1%
Agnico Eagle Mines Ltd.	1,697,751	146,540,536
Barrick Gold Corp.	5,996,145	115,887,717
First Quantum Minerals Ltd. *	2,327,287	30,069,949
Franco-Nevada Corp.	654,885	86,929,181
Ivanhoe Mines Ltd., Class A *	2,459,496	32,520,071
Kinross Gold Corp.	4,193,321	42,314,188
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Lundin Mining Corp.	2,236,284	21,746,892
Teck Resources Ltd., Class B	1,579,614	73,492,581
Wheaton Precious Metals Corp.	1,551,905	102,486,921
		651,988,036
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A	431,912	11,058,759
Oil, Gas & Consumable Fuels — 17.5%
ARC Resources Ltd.	2,045,568	33,878,549
Cameco Corp.	1,483,391	77,517,528
Canadian Natural Resources Ltd.	7,164,682	243,651,160
Cenovus Energy, Inc.	4,566,948	73,439,843
Enbridge, Inc.	7,281,935	294,132,958
Imperial Oil Ltd.	559,046	41,717,154
Keyera Corp.	784,260	24,085,149
Pembina Pipeline Corp.	1,983,223	82,969,613
Suncor Energy, Inc.	4,436,555	167,476,088
TC Energy Corp.	3,549,071	165,071,884
Tourmaline Oil Corp.	1,141,745	52,636,630
		1,256,576,556
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	188,692	17,041,706
Passenger Airlines — 0.1%
Air Canada *	601,755	8,155,361
Professional Services — 1.1%
Thomson Reuters Corp.	469,624	76,871,559
Real Estate Management & Development — 0.4%
FirstService Corp.	141,073	26,120,314
Residential REITs — 0.1%
Canadian Apartment Properties	281,224	9,369,757
Software — 3.4%
Constellation Software, Inc.	71,149	214,570,688
Open Text Corp.	928,311	27,842,329
		242,413,017
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.	543,491	26,597,821
Trading Companies & Distributors — 0.2%
Finning International, Inc.	486,587	14,202,532
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B (a)	1,259,838	45,757,179
Total Common Stocks (Cost $5,487,417,829)		7,112,203,923
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 3.2%
Investment of Cash Collateral from Securities Loaned — 3.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $227,654,452)	227,654,452	227,654,452
Total Investments — 102.3% (Cost $5,715,072,281)		7,339,858,375
Liabilities in Excess of Other Assets — (2.3)%		(162,184,244)
NET ASSETS — 100.0%		7,177,674,131

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $214,630,911.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	299	12/19/2024	CAD	62,220,175	634,210

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 62.5%
Ampol Ltd.	607,425	11,121,066
ANZ Group Holdings Ltd.	7,645,151	155,812,109
APA Group	3,270,264	14,973,732
Aristocrat Leisure Ltd.	1,613,249	64,916,580
ASX Ltd. (a)	493,450	21,014,577
Atlas Arteria Ltd.	2,792,122	8,938,216
Aurizon Holdings Ltd.	4,691,973	10,403,359
BHP Group Ltd.	12,909,198	358,650,828
BlueScope Steel Ltd.	1,128,534	14,996,392
Brambles Ltd.	3,546,954	42,705,395
Cochlear Ltd.	158,608	29,364,452
Coles Group Ltd.	3,411,570	39,374,627
Commonwealth Bank of Australia	4,268,357	398,128,467
Computershare Ltd.	1,455,808	25,167,211
Dexus, REIT	2,741,627	12,867,115
Endeavour Group Ltd.	3,460,428	10,644,670
Fortescue Ltd.	4,041,882	50,615,879
Goodman Group, REIT	4,415,016	105,428,353
GPT Group (The), REIT	4,877,929	15,112,464
Insurance Australia Group Ltd.	6,086,814	29,889,037
Lottery Corp. Ltd. (The)	5,673,485	18,538,032
Macquarie Group Ltd.	901,845	136,490,974
Medibank Pvt Ltd.	7,019,957	16,498,182
Mineral Resources Ltd. (a)	436,819	11,225,123
Mirvac Group, REIT	10,058,010	14,060,460
National Australia Bank Ltd.	7,887,016	199,897,444
Northern Star Resources Ltd.	2,929,363	33,993,481
Orica Ltd.	1,228,624	13,955,904
Origin Energy Ltd.	4,391,297	27,727,066
Pilbara Minerals Ltd. * (a)	6,858,001	12,702,302
Qantas Airways Ltd. *	2,035,230	10,775,496
QBE Insurance Group Ltd.	3,807,984	42,992,606
Ramsay Health Care Ltd.	465,532	12,244,236
REA Group Ltd.	129,992	19,217,371
Reece Ltd.	882,586	13,151,066
Rio Tinto Ltd.	946,224	74,295,183
Santos Ltd.	7,848,100	34,915,128
Scentre Group, REIT	13,230,275	30,332,618
SEEK Ltd. (a)	827,186	13,438,638
Seven Group Holdings Ltd. (a)	508,334	13,849,633
Sonic Healthcare Ltd.	1,185,376	20,886,717
South32 Ltd.	11,545,100	27,686,950
Stockland, REIT	6,078,819	20,556,284
Suncorp Group Ltd.	3,237,914	37,981,570
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Telstra Group Ltd.	10,308,286	25,806,012
TPG Telecom Ltd. (a)	1,085,331	3,212,567
Transurban Group	7,871,981	65,604,663
Treasury Wine Estates Ltd.	2,068,315	15,355,892
Vicinity Ltd., REIT	9,236,578	13,130,904
Washington H Soul Pattinson & Co. Ltd. (a)	621,984	13,629,710
Wesfarmers Ltd.	2,892,552	127,246,539
Westpac Banking Corp.	8,842,468	185,707,774
WiseTech Global Ltd.	440,114	33,791,163
Woodside Energy Group Ltd.	4,839,927	76,172,994
Woolworths Group Ltd.	2,958,117	58,018,155
Worley Ltd.	937,174	8,605,783
		2,903,819,149
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,319,700	4,505,353
ESR Group Ltd. (b)	5,585,000	7,571,671
Wharf Holdings Ltd. (The) (a)	2,448,000	6,936,166
Wilmar International Ltd.	4,599,100	11,101,154
Wuxi Biologics Cayman, Inc. * (b)	9,157,000	19,453,161
		49,567,505
Hong Kong — 15.6%
AIA Group Ltd.	28,083,600	221,644,719
CK Asset Holdings Ltd.	4,783,000	19,552,740
CK Infrastructure Holdings Ltd.	1,556,500	11,014,393
CLP Holdings Ltd.	4,611,500	39,172,858
Hang Lung Properties Ltd.	4,404,000	3,699,198
Hang Seng Bank Ltd.	1,847,200	22,595,303
Henderson Land Development Co. Ltd.	3,388,700	10,866,492
HKT Trust & HKT Ltd.	9,099,000	11,307,386
Hong Kong & China Gas Co. Ltd.	27,830,789	21,556,782
Hong Kong Exchanges & Clearing Ltd.	3,039,900	121,718,714
Jardine Matheson Holdings Ltd.	434,300	16,720,550
Link, REIT	6,529,400	30,423,209
MTR Corp. Ltd.	4,031,000	14,666,363
Power Assets Holdings Ltd.	3,473,500	23,137,913
Sino Land Co. Ltd.	8,776,000	8,782,652
Sun Hung Kai Properties Ltd.	4,797,500	51,947,164
Swire Pacific Ltd., Class A	1,032,000	8,643,694
Swire Pacific Ltd., Class B	2,002,500	2,702,164
Swire Properties Ltd.	2,686,000	5,466,541
Techtronic Industries Co. Ltd.	3,737,000	54,057,379
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
WH Group Ltd. (b)	19,880,191	15,473,080
Wharf Real Estate Investment Co. Ltd.	3,951,000	11,879,049
		727,028,343
Macau — 0.9%
Galaxy Entertainment Group Ltd.	5,745,000	25,568,575
Sands China Ltd. *	5,963,779	15,173,513
		40,742,088
New Zealand — 1.7%
Auckland International Airport Ltd.	3,343,546	14,588,593
Contact Energy Ltd.	2,007,304	10,305,987
Fisher & Paykel Healthcare Corp. Ltd.	1,388,662	29,760,545
Mercury NZ Ltd.	1,712,847	6,741,911
Meridian Energy Ltd. (a)	3,138,556	11,146,173
Spark New Zealand Ltd.	4,640,790	8,051,711
		80,594,920
Singapore — 11.2%
CapitaLand Ascendas, REIT	9,635,628	19,526,688
CapitaLand Integrated Commercial Trust, REIT	12,285,432	18,665,007
CapitaLand Investment Ltd.	6,111,100	12,910,243
City Developments Ltd.	1,189,600	4,662,285
DBS Group Holdings Ltd.	5,330,000	154,542,320
Genting Singapore Ltd.	14,525,100	9,148,032
Jardine Cycle & Carriage Ltd.	212,000	4,438,648
Keppel Ltd.	3,608,300	17,372,004
Mapletree Pan Asia Commercial Trust, REIT	6,140,900	6,031,242
Oversea-Chinese Banking Corp. Ltd.	8,306,500	95,301,330
Singapore Airlines Ltd.	3,526,200	17,201,194
Singapore Exchange Ltd.	2,090,800	17,916,056
Singapore Technologies Engineering Ltd.	3,979,200	13,642,696
Singapore Telecommunications Ltd.	19,948,800	47,063,863
United Overseas Bank Ltd.	3,419,200	83,117,508
		521,539,116
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	6,801,000	35,767,332
United States — 5.7%
CSL Ltd.	1,231,348	231,192,152
James Hardie Industries plc, CHDI *	1,115,897	35,589,583
		266,781,735
Total Common Stocks (Cost $4,541,173,014)		4,625,840,188
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $35,199,421)	35,199,421	35,199,421
Total Investments — 100.2% (Cost $4,576,372,435)		4,661,039,609
Liabilities in Excess of Other Assets — (0.2)%		(11,037,850)
NET ASSETS — 100.0%		4,650,001,759

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $33,015,720.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	27.8%
Metals & Mining	12.5
Insurance	7.5
Capital Markets	6.4
Biotechnology	5.0
Real Estate Management & Development	3.1
Hotels, Restaurants & Leisure	2.9
Broadline Retail	2.7
Industrial REITs	2.7
Oil, Gas & Consumable Fuels	2.6
Electric Utilities	2.5
Consumer Staples Distribution & Retail	2.3
Retail REITs	2.1
Diversified Telecommunication Services	2.0
Transportation Infrastructure	1.9
Industrial Conglomerates	1.8
Health Care Equipment & Supplies	1.3
Machinery	1.2
Diversified REITs	1.1
Others (each less than 1.0%)	9.8
Short-Term Investments	0.8
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	324	11/28/2024	SGD	8,314,078	(216,713)
SPI 200 Index	108	12/19/2024	AUD	14,424,631	(95,520)
					(312,233)

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	22,600	96,957
Brazil — 3.8%
Ambev SA	324,760	707,844
Atacadao SA *	41,458	53,356
B3 SA - Brasil Bolsa Balcao	420,450	773,129
Banco Bradesco SA	113,747	250,086
Banco Bradesco SA (Preference)	397,140	990,635
Banco BTG Pactual SA	84,722	476,450
Banco do Brasil SA	128,018	581,528
Banco Santander Brasil SA	28,047	132,742
BB Seguridade Participacoes SA	50,674	300,490
Caixa Seguridade Participacoes S/A	38,804	97,129
CCR SA	88,350	186,607
Centrais Eletricas Brasileiras SA	74,212	486,283
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,399	405,354
Cia Energetica de Minas Gerais	26,689	67,266
Cia Energetica de Minas Gerais (Preference)	151,460	297,371
Cia Paranaense de Energia - Copel	60,659	91,184
Cia Paranaense de Energia - Copel (Preference)	79,482	134,741
Cia Siderurgica Nacional SA	45,471	92,344
Cosan SA	89,491	183,908
CPFL Energia SA	14,149	80,328
Energisa SA	21,806	162,577
Engie Brasil Energia SA	20,064	144,036
Equatorial Energia SA	89,071	496,131
Gerdau SA (Preference)	97,990	309,519
Hapvida Participacoes e Investimentos SA * (a)	395,808	240,324
Hypera SA *	31,692	121,595
Itau Unibanco Holding SA (Preference)	356,681	2,168,752
Itausa SA	78,464	143,738
Itausa SA (Preference)	417,732	765,964
Klabin SA	70,579	256,267
Localiza Rent a Car SA	65,935	479,836
Lojas Renner SA	77,748	250,423
Natura & Co. Holding SA	74,010	174,882
Neoenergia SA	42,143	138,802
Petroleo Brasileiro SA	272,558	1,836,415
Petroleo Brasileiro SA (Preference)	337,648	2,093,325
PRIO SA	61,516	436,504
Raia Drogasil SA	96,773	409,296
Rede D'Or Sao Luiz SA (a)	98,274	500,133
Rumo SA	87,440	299,942
Sendas Distribuidora SA *	103,641	134,641
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Suzano SA	56,146	579,923
Telefonica Brasil SA	30,234	275,515
TIM SA	61,136	175,236
Vale SA	266,697	2,858,012
Vibra Energia SA	79,139	305,829
WEG SA	110,867	1,042,908
		23,189,300
Chile — 0.4%
Banco de Chile	3,219,818	375,091
Banco de Credito e Inversiones SA	7,181	210,630
Banco Santander Chile	5,244,456	260,417
Cencosud SA	102,429	212,439
Cia Sud Americana de Vapores SA	1,183,662	63,897
Empresas CMPC SA	86,183	137,241
Empresas Copec SA	31,831	200,968
Enel Americas SA	1,421,786	133,170
Enel Chile SA	1,925,403	102,176
Falabella SA *	98,354	353,040
Latam Airlines Group SA	14,009,071	187,386
Sociedad Quimica y Minera de Chile SA (Preference), Class B	11,343	436,544
		2,672,999
China — 25.8%
360 Security Technology, Inc., Class A	45,600	61,920
37 Interactive Entertainment Network Technology Group Co. Ltd.	12,300	28,187
AAC Technologies Holdings, Inc.	52,500	212,048
AECC Aviation Power Co. Ltd., Class A	17,300	103,920
Agricultural Bank of China Ltd., Class H	2,083,000	1,023,475
Airtac International Group	12,000	332,159
Akeso, Inc. * (a)	40,000	322,398
Alibaba Group Holding Ltd.	1,183,500	14,476,945
Alibaba Health Information Technology Ltd. *	384,000	194,196
Aluminum Corp. of China Ltd., Class A	81,100	86,794
Aluminum Corp. of China Ltd., Class H	312,000	198,791
Anhui Conch Cement Co. Ltd., Class A	22,100	83,045
Anhui Conch Cement Co. Ltd., Class H	94,000	273,055
Anhui Gujing Distillery Co. Ltd., Class A	2,900	76,884
Anhui Gujing Distillery Co. Ltd., Class B	8,400	128,611
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	12,100	69,580
Anjoy Foods Group Co. Ltd., Class A	6,000	72,224
ANTA Sports Products Ltd.	101,600	1,084,396
APT Medical, Inc., Class A	537	28,038
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,100	71,173
Atour Lifestyle Holdings Ltd., ADR	5,084	133,201
Avary Holding Shenzhen Co. Ltd., Class A	10,900	57,333
BAIC BluePark New Energy Technology Co. Ltd., Class A *	31,300	36,284
Baidu, Inc., Class A *	168,050	1,917,590
Bank of Beijing Co. Ltd., Class A	133,000	105,625
Bank of China Ltd., Class H	5,847,000	2,775,161
Bank of Communications Co. Ltd., Class A	250,800	250,591
Bank of Communications Co. Ltd., Class H	580,000	439,284
Bank of Hangzhou Co. Ltd., Class A	32,800	63,870
Bank of Jiangsu Co. Ltd., Class A	103,100	127,658
Bank of Nanjing Co. Ltd., Class A	65,000	93,648
Bank of Ningbo Co. Ltd., Class A	45,700	164,170
Bank of Shanghai Co. Ltd., Class A	78,400	85,401
Baoshan Iron & Steel Co. Ltd., Class A	140,300	128,650
BeiGene Ltd. *	51,800	815,827
Beijing Enterprises Holdings Ltd.	38,000	124,501
Beijing Enterprises Water Group Ltd.	314,000	93,490
Beijing Kingsoft Office Software, Inc., Class A	3,823	138,099
Beijing Roborock Technology Co. Ltd., Class A	982	32,535
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,200	62,144
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	263,900	201,223
Bilibili, Inc., Class Z *	19,080	421,554
BOC Aviation Ltd. (a)	17,200	133,633
BOC Hong Kong Holdings Ltd.	262,500	856,992
BOE Technology Group Co. Ltd., Class A	204,300	133,980
Bosideng International Holdings Ltd.	264,000	148,061
BYD Co. Ltd., Class A	10,200	419,942
BYD Co. Ltd., Class H	74,000	2,672,778
BYD Electronic International Co. Ltd.	58,500	250,697
C&D International Investment Group Ltd.	64,000	121,017
Cambricon Technologies Corp. Ltd., Class A *	2,925	186,130
CGN Power Co. Ltd., Class A	92,900	52,633
CGN Power Co. Ltd., Class H (a)	753,000	270,657
Changchun High-Tech Industry Group Co. Ltd.	6,000	87,879
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,900	113,698
China Baoan Group Co. Ltd., Class A	469,400	715,347
China CITIC Bank Corp. Ltd., Class A	135,800	124,686
China CITIC Bank Corp. Ltd., Class H	669,000	416,951
China Coal Energy Co. Ltd., Class H	158,000	197,102
China Construction Bank Corp., Class H	7,202,000	5,590,456
INVESTMENTS	SHARES	VALUE($)

China — continued
China CSSC Holdings Ltd., Class A	28,600	147,538
China Eastern Airlines Corp. Ltd., Class A *	161,800	87,298
China Everbright Bank Co. Ltd., Class A	292,000	141,538
China Everbright Environment Group Ltd.	278,000	134,622
China Feihe Ltd. (a)	285,000	215,102
China First Heavy Industries Co. Ltd., Class A *	1,053,300	472,002
China Galaxy Securities Co. Ltd., Class A	38,400	78,509
China Galaxy Securities Co. Ltd., Class H	273,500	243,464
China Gas Holdings Ltd.	235,800	202,494
China Great Wall Securities Co. Ltd., Class A	446,900	536,217
China Hongqiao Group Ltd.	194,500	312,502
China International Capital Corp. Ltd., Class A	13,300	66,150
China International Capital Corp. Ltd., Class H (a)	137,200	247,962
China Jushi Co. Ltd., Class A	38,500	61,128
China Life Insurance Co. Ltd., Class H	547,000	1,159,499
China Literature Ltd. * (a)	34,600	124,926
China Longyuan Power Group Corp. Ltd., Class A	28,400	73,618
China Longyuan Power Group Corp. Ltd., Class H	267,000	237,418
China Medical System Holdings Ltd.	100,000	100,025
China Mengniu Dairy Co. Ltd.	219,000	490,442
China Merchants Bank Co. Ltd., Class A	126,500	664,357
China Merchants Bank Co. Ltd., Class H	278,500	1,362,848
China Merchants Energy Shipping Co. Ltd., Class A	51,200	48,325
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	37,700	61,533
China Merchants Port Holdings Co. Ltd.	116,000	190,764
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	51,300	81,468
China Minsheng Banking Corp. Ltd., Class A	228,000	121,049
China Minsheng Banking Corp. Ltd., Class H	513,000	190,538
China National Nuclear Power Co. Ltd., Class A	118,900	167,856
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	68,583
China Oilfield Services Ltd., Class H	146,000	136,607
China Overseas Land & Investment Ltd.	313,500	599,041
China Pacific Insurance Group Co. Ltd., Class A	38,600	199,588
China Pacific Insurance Group Co. Ltd., Class H	197,800	686,930
China Petroleum & Chemical Corp., Class A	292,000	253,524
China Petroleum & Chemical Corp., Class H	1,734,000	976,746
China Power International Development Ltd.	391,000	167,857
China Railway Group Ltd., Class A	131,100	118,072
China Railway Group Ltd., Class H	286,000	142,719
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Railway Signal & Communication Corp. Ltd., Class H (a)	128,000	52,760
China Resources Beer Holdings Co. Ltd.	124,500	461,185
China Resources Gas Group Ltd.	71,000	273,750
China Resources Land Ltd.	223,000	743,356
China Resources Microelectronics Ltd., Class A	7,029	49,689
China Resources Mixc Lifestyle Services Ltd. (a)	57,400	236,799
China Resources Pharmaceutical Group Ltd. (a)	148,000	104,684
China Resources Power Holdings Co. Ltd.	142,000	341,581
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,320	52,647
China Shenhua Energy Co. Ltd., Class A	45,700	257,011
China Shenhua Energy Co. Ltd., Class H	248,000	1,073,821
China Southern Airlines Co. Ltd., Class A *	91,200	78,996
China Suntien Green Energy Corp. Ltd., Class A	119,800	129,861
China Taiping Insurance Holdings Co. Ltd.	136,800	235,631
China Three Gorges Renewables Group Co. Ltd., Class A	182,400	121,831
China Tourism Group Duty Free Corp. Ltd., Class A	17,100	163,004
China Tourism Group Duty Free Corp. Ltd., Class H (a)	8,500	58,042
China Tower Corp. Ltd., Class H (a)	3,244,000	437,716
China Vanke Co. Ltd., Class A *	62,700	81,916
China Vanke Co. Ltd., Class H *	18,000	17,137
China Yangtze Power Co. Ltd., Class A	151,700	587,501
Chongqing Changan Automobile Co. Ltd., Class A	57,000	106,013
Chongqing Rural Commercial Bank Co. Ltd., Class H	165,000	89,485
Chow Tai Fook Jewellery Group Ltd.	130,800	123,888
CITIC Ltd.	470,000	552,067
CITIC Securities Co. Ltd., Class A	79,800	315,099
CITIC Securities Co. Ltd., Class H	130,500	360,420
CMOC Group Ltd., Class A	114,000	120,916
CMOC Group Ltd., Class H	261,000	216,046
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	118,000	112,929
COSCO SHIPPING Holdings Co. Ltd., Class A	70,500	144,294
COSCO SHIPPING Holdings Co. Ltd., Class H	220,500	326,546
Country Garden Holdings Co. Ltd. ‡ *	148,000	9,233
Country Garden Services Holdings Co. Ltd.	174,000	131,113
CSPC Pharmaceutical Group Ltd.	616,000	456,045
East Buy Holding Ltd. * (a)	34,000	64,910
Eastroc Beverage Group Co. Ltd., Class A	3,050	90,778
ENN Energy Holdings Ltd.	59,600	419,900
INVESTMENTS	SHARES	VALUE($)

China — continued
ENN Natural Gas Co. Ltd., Class A	19,500	50,259
Everbright Securities Co. Ltd., Class A	21,600	52,557
Everdisplay Optronics Shanghai Co. Ltd., Class A *	726,857	257,596
Flat Glass Group Co. Ltd., Class A	11,700	47,277
Flat Glass Group Co. Ltd., Class H	39,000	79,477
Focus Media Information Technology Co. Ltd., Class A	120,900	122,454
Foshan Haitian Flavouring & Food Co. Ltd., Class A	39,860	245,194
Fosun International Ltd.	161,000	91,406
Founder Securities Co. Ltd., Class A	45,500	55,285
Foxconn Industrial Internet Co. Ltd., Class A	61,000	204,419
Full Truck Alliance Co. Ltd., ADR	52,542	470,251
Fuyao Glass Industry Group Co. Ltd., Class A	11,300	90,342
Fuyao Glass Industry Group Co. Ltd., Class H (a)	46,800	332,002
Ganfeng Lithium Group Co. Ltd. (a)	34,600	94,920
Ganfeng Lithium Group Co. Ltd., Class A	11,700	55,800
GCL Technology Holdings Ltd. *	1,576,000	347,992
GD Power Development Co. Ltd., Class A	112,300	76,332
Geely Automobile Holdings Ltd.	437,000	768,202
Genscript Biotech Corp. *	74,000	113,189
GF Securities Co. Ltd., Class H	70,800	100,580
Giant Biogene Holding Co. Ltd. (a)	30,000	203,470
GigaDevice Semiconductor, Inc., Class A *	5,900	74,397
Great Wall Motor Co. Ltd., Class H	174,000	276,691
Gree Electric Appliances, Inc. of Zhuhai, Class A	40,000	244,528
Guangdong Construction Engineering Group Co. Ltd., Class A	652,900	346,996
Guangdong Haid Group Co. Ltd., Class A	10,800	66,565
Guangdong Investment Ltd.	234,000	148,959
Guoyuan Securities Co. Ltd., Class A	464,600	552,680
H World Group Ltd.	144,200	530,772
Haidilao International Holding Ltd. (a)	123,000	248,081
Haier Smart Home Co. Ltd., Class A	39,900	163,841
Haier Smart Home Co. Ltd., Class H	174,800	634,389
Hainan Airlines Holding Co. Ltd., Class A *	290,500	56,424
Haitian International Holdings Ltd.	81,000	224,045
Haitong Securities Co. Ltd., Class A	53,400	88,409
Hangzhou First Applied Material Co. Ltd., Class A	20,300	53,245
Hansoh Pharmaceutical Group Co. Ltd. (a)	86,000	200,513
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	12,500	31,360
Hengan International Group Co. Ltd.	58,000	171,266
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hengli Petrochemical Co. Ltd., Class A	43,400	83,750
Hisense Home Appliances Group Co. Ltd.	30,000	95,049
Hua Hong Semiconductor Ltd. (a)	45,000	125,860
Huadian Power International Corp. Ltd., Class A	53,000	42,935
Huadian Power International Corp. Ltd., Class H	132,000	65,711
Huadong Medicine Co. Ltd., Class A	11,300	52,436
Hualan Biological Engineering, Inc., Class A	62,900	145,642
Huaneng Power International, Inc., Class A	74,100	75,537
Huaneng Power International, Inc., Class H	344,000	184,314
Huatai Securities Co. Ltd., Class A	45,300	112,166
Huatai Securities Co. Ltd., Class H (a)	125,400	212,261
Huaxia Bank Co. Ltd., Class A	100,400	99,700
Huayu Automotive Systems Co. Ltd., Class A	92,700	196,513
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,900	100,776
Hundsun Technologies, Inc., Class A	17,100	64,265
Hygeia Healthcare Holdings Co. Ltd. * (a)	1,400	3,166
IEIT Systems Co. Ltd., Class A	9,700	63,368
Iflytek Co. Ltd., Class A	17,200	110,697
Industrial & Commercial Bank of China Ltd., Class H	5,375,000	3,224,229
Industrial Bank Co. Ltd., Class A	136,800	351,359
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,600	179,062
Inner Mongolia Yitai Coal Co. Ltd., Class B	76,000	176,185
Innovent Biologics, Inc. * (a)	97,500	423,850
iQIYI, Inc., ADR *	35,792	93,417
JA Solar Technology Co. Ltd., Class A	22,800	61,987
JD Health International, Inc. * (a)	78,550	281,158
JD Logistics, Inc. * (a)	176,900	359,970
JD.com, Inc., Class A	182,350	3,697,917
Jiangsu Eastern Shenghong Co. Ltd., Class A	40,600	45,072
Jiangsu Expressway Co. Ltd., Class H	94,000	94,676
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,600	62,509
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	35,300	231,375
Jiangsu King's Luck Brewery JSC Ltd., Class A	8,200	50,642
Jiangsu Yanghe Distillery Co. Ltd., Class A	13,300	150,256
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	20,100	95,696
Jiangsu Zhongtian Technology Co. Ltd., Class A	21,600	47,799
Jiangxi Copper Co. Ltd., Class A	15,100	45,971
Jiangxi Copper Co. Ltd., Class H	96,000	161,483
Jinko Solar Co. Ltd., Class A	56,120	74,733
Jointown Pharmaceutical Group Co. Ltd., Class A	179,891	130,648
KE Holdings, Inc., Class A	160,800	1,182,373
INVESTMENTS	SHARES	VALUE($)

China — continued
Kingboard Holdings Ltd.	57,000	138,023
Kingdee International Software Group Co. Ltd. *	230,000	240,777
Kingsoft Corp. Ltd.	75,400	259,847
Kuaishou Technology * (a)	212,100	1,249,907
Kunlun Energy Co. Ltd.	278,000	263,645
Kweichow Moutai Co. Ltd., Class A	7,300	1,566,606
Lenovo Group Ltd.	562,000	741,074
Li Auto, Inc., Class A *	86,800	1,091,518
Li Ning Co. Ltd.	9,000	18,364
Liaoning Cheng Da Co. Ltd., Class A	51,900	84,019
Liaoning Port Co. Ltd., Class A	2,144,800	464,285
Lingyi iTech Guangdong Co., Class A	38,700	48,740
Longfor Group Holdings Ltd. (a)	155,500	251,911
LONGi Green Energy Technology Co. Ltd., Class A	51,300	142,359
Lotus Technology, Inc. * (b)	6,034	26,851
Luxshare Precision Industry Co. Ltd., Class A	39,500	232,532
Luzhou Laojiao Co. Ltd., Class A	9,400	179,080
Meituan * (a)	388,300	9,175,674
MINISO Group Holding Ltd.	31,800	159,361
Minth Group Ltd. *	76,000	138,887
Montage Technology Co. Ltd., Class A	7,627	73,200
Muyuan Foods Co. Ltd., Class A *	39,900	244,645
NARI Technology Co. Ltd., Class A	54,880	200,365
National Silicon Industry Group Co. Ltd., Class A	15,184	47,766
NAURA Technology Group Co. Ltd., Class A	3,800	209,009
NetEase, Inc.	131,200	2,110,851
New China Life Insurance Co. Ltd., Class A	13,300	89,681
New China Life Insurance Co. Ltd., Class H	69,000	232,858
New Oriental Education & Technology Group, Inc.	109,100	682,754
Ningbo Deye Technology Co. Ltd., Class A	3,516	46,770
Ningbo Tuopu Group Co. Ltd., Class A	10,430	63,333
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,100	100,671
NIO, Inc., Class A *	101,500	522,059
Nongfu Spring Co. Ltd., Class H (a)	134,400	500,755
Oriental Pearl Group Co. Ltd., Class A	61,400	68,224
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	619,100	250,113
PDD Holdings, Inc., ADR *	49,173	5,929,772
People's Insurance Co. Group of China Ltd. (The), Class H	644,000	325,062
PetroChina Co. Ltd., Class H	1,550,000	1,163,918
PICC Property & Casualty Co. Ltd., Class H	504,000	764,553
Ping An Bank Co. Ltd., Class A	125,400	200,655
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class A	62,200	488,979
Ping An Insurance Group Co. of China Ltd., Class H	466,500	2,890,334
Poly Developments and Holdings Group Co. Ltd., Class A	79,800	121,248
Pop Mart International Group Ltd. (a)	48,400	437,579
Postal Savings Bank of China Co. Ltd., Class A	249,700	182,875
Postal Savings Bank of China Co. Ltd., Class H (a)	633,000	363,520
Power Construction Corp. of China Ltd., Class A	114,000	88,204
Qingdao Rural Commercial Bank Corp., Class A	1,018,400	417,871
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,900	100,536
Rongsheng Petrochemical Co. Ltd., Class A	69,800	92,431
Sailun Group Co. Ltd., Class A	18,300	37,236
Sanan Optoelectronics Co. Ltd., Class A	27,600	53,157
Sany Heavy Equipment International Holdings Co. Ltd.	84,000	55,094
Sany Heavy Industry Co. Ltd., Class A	57,000	146,205
SDIC Power Holdings Co. Ltd., Class A	41,200	87,994
Seres Group Co. Ltd., Class A *	9,900	162,089
SF Holding Co. Ltd., Class A	34,300	215,524
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	626,100	374,453
Shaanxi Coal Industry Co. Ltd., Class A	62,700	217,399
Shandong Gold Mining Co. Ltd., Class A	22,900	84,202
Shandong Gold Mining Co. Ltd., Class H (a)	52,000	103,016
Shandong Hi-Speed Holdings Group Ltd. *	143,000	103,377
Shandong Nanshan Aluminum Co. Ltd., Class A	138,800	79,439
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,400	11,479
Shanghai Baosight Software Co. Ltd., Class A	13,920	52,543
Shanghai Baosight Software Co. Ltd., Class B	57,264	86,676
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	80,400	300,327
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	22,000	46,850
Shanghai International Airport Co. Ltd., Class A	17,400	85,457
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	81,100	49,379
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	60,800	93,972
Shanghai Pudong Development Bank Co. Ltd., Class A	188,100	260,402
Shanghai Rural Commercial Bank Co. Ltd., Class A	53,300	58,054
INVESTMENTS	SHARES	VALUE($)

China — continued
Shanxi Coking Coal Energy Group Co. Ltd., Class A	34,900	40,368
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	18,300	37,467
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,600	214,539
Shenwan Hongyuan Group Co. Ltd., Class A	214,400	160,255
Shenzhen Transsion Holdings Co. Ltd., Class A	8,018	107,320
Shenzhou International Group Holdings Ltd.	62,800	484,942
Sichuan Chuantou Energy Co. Ltd., Class A	27,400	64,421
Sieyuan Electric Co. Ltd., Class A	4,300	46,131
Silergy Corp.	26,000	403,374
Sinopec Oilfield Service Corp., Class A *	206,500	60,024
Sinopharm Group Co. Ltd., Class H	106,800	266,070
Sinotrans Ltd., Class H	138,000	61,657
Sinotruk Hong Kong Ltd.	52,500	141,817
Smoore International Holdings Ltd. (a)	170,000	221,943
StarPower Semiconductor Ltd., Class A	7,940	107,228
Sunny Optical Technology Group Co. Ltd.	56,800	369,484
TAL Education Group, ADR *	33,760	375,411
TBEA Co. Ltd., Class A	28,000	55,574
TCL Technology Group Corp., Class A	118,300	88,092
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	30,900	55,046
Tencent Holdings Ltd.	399,900	20,851,638
Tencent Music Entertainment Group, Class A	99,000	554,923
Tianqi Lithium Corp., Class A	11,700	58,856
Tingyi Cayman Islands Holding Corp.	152,000	221,752
Tongcheng Travel Holdings Ltd. (a)	90,800	205,429
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	65,000	77,210
Tongwei Co. Ltd., Class A	34,200	148,153
Topsports International Holdings Ltd. (a)	229,000	76,302
Trina Solar Co. Ltd., Class A	12,011	42,266
Trip.com Group Ltd. *	40,800	2,625,664
Tsingtao Brewery Co. Ltd.	54,000	348,349
Tuhu Car, Inc. * (a)	31,000	81,347
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,100	57,129
Uni-President China Holdings Ltd.	97,000	90,787
Unisplendour Corp. Ltd., Class A	22,800	83,621
Vipshop Holdings Ltd., ADR	25,378	366,458
Wanhua Chemical Group Co. Ltd., Class A	22,900	242,238
Want Want China Holdings Ltd.	357,000	222,261
Weichai Power Co. Ltd., Class A	38,100	71,474
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Weichai Power Co. Ltd., Class H	155,000	234,215
Will Semiconductor Co. Ltd., Class A	9,800	147,304
Wuliangye Yibin Co. Ltd., Class A	22,000	453,869
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,300	69,730
WuXi AppTec Co. Ltd., Class A	17,400	127,183
WuXi AppTec Co. Ltd., Class H (a)	28,600	190,199
XCMG Construction Machinery Co. Ltd., Class A	74,400	81,055
Xiamen Faratronic Co. Ltd., Class A	6,000	95,553
Xiamen Tungsten Co. Ltd., Class A	100,400	274,070
Xinjiang Daqo New Energy Co. Ltd., Class A	12,020	54,833
Xinyi Glass Holdings Ltd.	122,000	138,542
Xinyi Solar Holdings Ltd.	50,000	25,643
XPeng, Inc., Class A *	92,500	522,651
Yadea Group Holdings Ltd. (a)	114,000	196,907
Yangzijiang Shipbuilding Holdings Ltd.	198,800	386,228
Yankuang Energy Group Co. Ltd., Class A	33,445	72,452
Yankuang Energy Group Co. Ltd., Class H	233,000	303,167
Yifeng Pharmacy Chain Co. Ltd., Class A	6,800	22,665
Yongan Futures Co. Ltd., Class A	194,501	401,195
YTO Express Group Co. Ltd., Class A	19,100	44,036
Yuexiu Property Co. Ltd.	128,000	105,894
Yum China Holdings, Inc.	27,083	1,194,631
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,600	184,627
Zhaojin Mining Industry Co. Ltd., Class H	110,500	193,644
Zhejiang China Commodities City Group Co. Ltd., Class A	34,600	51,876
Zhejiang Juhua Co. Ltd., Class A	15,000	44,092
Zhejiang Leapmotor Technology Co. Ltd. * (a)	52,000	205,276
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,700	69,480
Zhejiang Zheneng Electric Power Co. Ltd., Class A	84,500	69,701
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	53,300	96,149
Zhongsheng Group Holdings Ltd.	5,500	8,458
Zhuzhou CRRC Times Electric Co. Ltd., Class H	41,800	160,406
Zijin Mining Group Co. Ltd., Class A	115,700	271,171
Zijin Mining Group Co. Ltd., Class H	410,000	873,329
ZJLD Group, Inc. (a)	42,000	39,673
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	118,400	80,543
ZTE Corp., Class A	27,900	118,316
INVESTMENTS	SHARES	VALUE($)

China — continued
ZTE Corp., Class H	59,600	148,337
ZTO Express Cayman, Inc.	31,700	731,101
		157,810,050
Colombia — 0.1%
Bancolombia SA	21,888	188,449
Bancolombia SA (Preference)	33,282	266,241
Ecopetrol SA	285,552	110,665
Grupo de Inversiones Suramericana SA (Preference)	8,281	43,190
Grupo Energia Bogota SA ESP	276,812	157,946
Interconexion Electrica SA ESP	33,980	135,298
		901,789
Czech Republic — 0.1%
CEZ A/S	11,996	464,835
Komercni Banka A/S	5,470	189,012
		653,847
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	155,014	253,343
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA	180,770	374,053
Hellenic Telecommunications Organization SA	15,561	257,131
JUMBO SA	8,458	225,741
Metlen Energy & Metals SA	7,386	259,481
Motor Oil Hellas Corinth Refineries SA	4,911	104,877
National Bank of Greece SA	54,742	428,889
OPAP SA	13,854	236,293
Piraeus Financial Holdings SA	49,815	187,695
Public Power Corp. SA	15,846	208,335
		2,282,495
Hong Kong — 0.2%
J&T Global Express Ltd. *	409,400	323,277
Kingboard Laminates Holdings Ltd.	58,500	50,835
Nine Dragons Paper Holdings Ltd. *	133,000	57,923
Orient Overseas International Ltd.	11,500	156,759
Sino Biopharmaceutical Ltd.	797,000	362,051
		950,845
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	27,214	188,853
OTP Bank Nyrt.	16,679	830,381
Richter Gedeon Nyrt.	9,899	285,941
		1,305,175
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 20.7%
ABB India Ltd.	3,900	343,511
ACC Ltd.	6,403	176,274
Adani Energy Solutions Ltd. *	25,993	300,493
Adani Enterprises Ltd.	30,127	1,053,706
Adani Green Energy Ltd. *	28,568	541,069
Adani Ports & Special Economic Zone Ltd.	66,785	1,089,642
Adani Power Ltd. *	79,012	554,756
Adani Total Gas Ltd.	21,888	186,718
Aditya Birla Capital Ltd. *	59,192	142,725
Alkem Laboratories Ltd.	4,631	317,796
Ambuja Cements Ltd.	53,907	371,631
Apollo Hospitals Enterprise Ltd.	8,105	675,221
Ashok Leyland Ltd.	106,122	262,140
Asian Paints Ltd.	54,208	1,887,960
Astral Ltd.	8,877	186,527
AU Small Finance Bank Ltd. (a)	26,791	194,755
Aurobindo Pharma Ltd.	23,982	397,527
Avenue Supermarts Ltd. * (a)	11,784	549,988
Axis Bank Ltd.	167,925	2,306,813
Bajaj Auto Ltd.	4,932	576,029
Bajaj Finance Ltd.	20,655	1,687,114
Bajaj Finserv Ltd.	28,118	583,488
Balkrishna Industries Ltd.	6,177	207,878
Bandhan Bank Ltd. (a)	60,249	129,900
Bank of Baroda	77,442	230,297
Bank of India	67,027	86,270
Berger Paints India Ltd.	22,366	142,528
Bharat Electronics Ltd.	263,125	888,204
Bharat Forge Ltd.	19,879	332,743
Bharat Heavy Electricals Ltd.	94,327	267,019
Bharat Petroleum Corp. Ltd.	149,608	551,874
Bharti Airtel Ltd.	194,931	3,731,075
Biocon Ltd.	35,896	134,691
Bosch Ltd.	641	267,387
Britannia Industries Ltd.	9,798	666,147
Canara Bank	135,830	165,046
CG Power & Industrial Solutions Ltd.	47,220	394,356
Cholamandalam Investment and Finance Co. Ltd.	31,305	471,925
Cipla Ltd.	39,521	727,057
Coal India Ltd.	167,397	897,910
Colgate-Palmolive India Ltd.	9,979	362,940
Container Corp. of India Ltd.	20,272	203,844
Cummins India Ltd.	9,999	414,759
Dabur India Ltd.	50,231	322,099
INVESTMENTS	SHARES	VALUE($)

India — continued
Divi's Laboratories Ltd.	9,966	696,529
DLF Ltd.	60,859	591,591
Dr Reddy's Laboratories Ltd.	46,265	699,794
Eicher Motors Ltd.	11,058	641,780
Embassy Office Parks, REIT	48,279	226,977
FSN E-Commerce Ventures Ltd. *	89,796	193,156
GAIL India Ltd.	210,761	499,393
Godrej Consumer Products Ltd.	30,039	457,699
Godrej Properties Ltd. *	8,583	292,130
Grasim Industries Ltd.	28,586	915,485
Havells India Ltd.	16,286	316,947
HCL Technologies Ltd.	78,537	1,643,357
HDFC Asset Management Co. Ltd. (a)	7,702	393,044
HDFC Bank Ltd.	413,437	8,498,079
HDFC Life Insurance Co. Ltd. (a)	73,312	626,195
Hero MotoCorp Ltd.	9,697	573,388
Hindalco Industries Ltd.	112,117	909,763
Hindustan Aeronautics Ltd. (a)	13,916	700,280
Hindustan Petroleum Corp. Ltd.	74,367	336,266
Hindustan Unilever Ltd.	65,898	1,978,510
ICICI Bank Ltd.	381,803	5,856,688
ICICI Lombard General Insurance Co. Ltd. (a)	17,780	403,912
ICICI Prudential Life Insurance Co. Ltd. (a)	28,333	249,107
IDFC First Bank Ltd. *	462,340	361,190
Indian Bank	20,171	141,976
Indian Hotels Co. Ltd. (The)	67,232	539,187
Indian Oil Corp. Ltd.	281,507	474,447
Indian Railway Catering & Tourism Corp. Ltd.	23,242	226,381
Indian Railway Finance Corp. Ltd. (a)	131,257	242,355
Indian Renewable Energy Development Agency Ltd. *	42,143	104,399
Indraprastha Gas Ltd.	27,816	138,700
Indus Towers Ltd. *	52,659	212,476
IndusInd Bank Ltd.	43,079	538,943
Info Edge India Ltd.	5,993	528,786
Infosys Ltd.	301,625	6,293,298
InterGlobe Aviation Ltd. * (a)	12,201	586,130
ITC Ltd.	220,358	1,278,494
Jindal Stainless Ltd.	23,397	187,320
Jindal Steel & Power Ltd.	34,165	372,870
Jio Financial Services Ltd. *	277,333	1,060,749
JSW Energy Ltd.	45,628	367,821
JSW Steel Ltd.	94,567	1,079,725
Jubilant Foodworks Ltd.	28,160	192,389
Kotak Mahindra Bank Ltd.	80,461	1,651,882
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
L&T Technology Services Ltd. (a)	2,109	123,434
Larsen & Toubro Ltd.	49,579	2,129,751
Linde India Ltd.	1,595	144,803
LTIMindtree Ltd. (a)	6,804	460,419
Lupin Ltd.	17,964	466,108
Macrotech Developers Ltd. (a)	19,988	285,757
Mahindra & Mahindra Ltd.	72,047	2,326,574
Mankind Pharma Ltd. *	8,434	266,894
Marico Ltd.	47,570	361,443
Maruti Suzuki India Ltd.	9,675	1,269,866
Max Healthcare Institute Ltd.	49,991	603,460
Mphasis Ltd.	6,173	210,413
MRF Ltd.	229	333,055
Muthoot Finance Ltd.	8,529	195,277
Nestle India Ltd.	26,403	710,059
NHPC Ltd.	217,793	213,233
NMDC Ltd.	90,858	238,613
NTPC Ltd.	349,044	1,688,181
Oberoi Realty Ltd.	8,645	201,427
Oil & Natural Gas Corp. Ltd.	299,345	944,052
Oil India Ltd.	45,978	257,659
Oracle Financial Services Software Ltd.	1,757	226,759
Page Industries Ltd.	458	234,686
Patanjali Foods Ltd.	7,404	157,724
PB Fintech Ltd. *	19,914	402,352
Persistent Systems Ltd.	7,658	487,596
Petronet LNG Ltd.	59,622	235,274
Phoenix Mills Ltd. (The)	15,070	272,225
PI Industries Ltd.	6,170	328,207
Pidilite Industries Ltd.	18,982	708,785
Polycab India Ltd.	4,466	342,524
Power Finance Corp. Ltd.	97,272	522,569
Power Grid Corp. of India Ltd.	333,417	1,268,312
Prestige Estates Projects Ltd.	10,150	197,055
Procter & Gamble Hygiene & Health Care Ltd.	761	145,513
Punjab National Bank	164,892	191,522
Rail Vikas Nigam Ltd. (a)	41,748	232,881
REC Ltd.	86,623	534,825
Reliance Industries Ltd.	603,658	9,545,025
Samvardhana Motherson International Ltd.	197,587	423,346
SBI Cards & Payment Services Ltd.	22,572	184,337
SBI Life Insurance Co. Ltd. (a)	30,143	580,336
Schaeffler India Ltd.	2,981	121,286
Shree Cement Ltd.	1,249	371,506
INVESTMENTS	SHARES	VALUE($)

India — continued
Shriram Finance Ltd.	19,490	723,610
Siemens Ltd.	6,553	542,107
Solar Industries India Ltd.	1,915	232,228
Sona Blw Precision Forgings Ltd. (a)	27,570	224,261
SRF Ltd.	10,584	281,416
Star Health & Allied Insurance Co. Ltd. *	17,548	105,002
State Bank of India	131,392	1,278,610
Steel Authority of India Ltd.	106,224	145,527
Sun Pharmaceutical Industries Ltd.	84,425	1,852,729
Sundaram Finance Ltd.	7,547	431,323
Supreme Industries Ltd.	4,521	230,337
Suzlon Energy Ltd. *	901,440	714,833
Tata Communications Ltd.	8,758	184,420
Tata Consultancy Services Ltd.	73,774	3,470,116
Tata Consumer Products Ltd.	46,614	554,577
Tata Elxsi Ltd.	2,736	227,955
Tata Motors Ltd.	155,447	1,537,533
Tata Power Co. Ltd. (The)	128,562	670,138
Tata Steel Ltd.	614,161	1,079,402
Tech Mahindra Ltd.	46,830	891,363
Titan Co. Ltd.	30,254	1,171,883
Torrent Pharmaceuticals Ltd.	7,183	273,030
Torrent Power Ltd.	12,465	269,654
Tube Investments of India Ltd.	9,157	486,831
TVS Motor Co. Ltd.	17,399	515,007
UltraTech Cement Ltd.	8,861	1,163,590
Union Bank of India Ltd.	112,501	156,011
United Breweries Ltd.	5,916	134,997
United Spirits Ltd.	23,655	407,039
UNO Minda Ltd.	17,384	202,484
UPL Ltd.	40,859	268,598
Varun Beverages Ltd.	93,487	664,578
Vedanta Ltd.	125,253	689,477
Vodafone Idea Ltd. *	2,229,055	214,332
Voltas Ltd.	17,571	343,941
Wipro Ltd.	105,186	684,699
Yes Bank Ltd. *	1,513,687	365,408
Zomato Ltd. *	465,015	1,334,131
Zydus Lifesciences Ltd.	18,947	225,051
		126,354,771
Indonesia — 1.6%
Adaro Energy Indonesia Tbk. PT	1,117,200	257,139
Amman Mineral Internasional PT *	757,700	441,597
Aneka Tambang Tbk.	735,200	74,744
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Astra International Tbk. PT	1,363,000	442,495
Bank Central Asia Tbk. PT	4,083,500	2,666,829
Bank Mandiri Persero Tbk. PT	2,747,800	1,166,494
Bank Negara Indonesia Persero Tbk. PT	1,185,600	395,440
Bank Rakyat Indonesia Persero Tbk. PT	4,838,500	1,475,037
Barito Pacific Tbk. PT	2,174,679	137,683
Charoen Pokphand Indonesia Tbk. PT	570,000	190,666
GoTo Gojek Tokopedia Tbk. PT *	61,354,500	264,839
Indah Kiat Pulp & Paper Tbk. PT	205,200	105,399
Indofood CBP Sukses Makmur Tbk. PT	167,600	131,613
Indofood Sukses Makmur Tbk. PT	353,400	171,127
Indosat Tbk. PT	395,000	62,918
Kalbe Farma Tbk. PT	1,511,100	155,491
Merdeka Battery Materials Tbk. PT *	2,228,500	77,753
Merdeka Copper Gold Tbk. PT *	1,094,400	169,178
Mitra Keluarga Karyasehat Tbk. PT (a)	433,200	74,799
Pantai Indah Kapuk Dua Tbk. PT	136,900	140,394
Petrindo Jaya Kreasi Tbk. PT *	125,300	60,674
Sarana Menara Nusantara Tbk. PT	1,722,800	87,814
Sumber Alfaria Trijaya Tbk. PT	1,361,500	288,001
Telkom Indonesia Persero Tbk. PT	3,700,700	661,473
Unilever Indonesia Tbk. PT	450,300	56,359
United Tractors Tbk. PT	136,600	238,438
Vale Indonesia Tbk. PT *	164,400	39,934
		10,034,328
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	146,172	118,615
Boubyan Bank KSCP	126,096	229,269
Gulf Bank KSCP	299,000	305,700
Kuwait Finance House KSCP	800,443	1,879,243
Mabanee Co. KPSC	52,688	143,491
Mobile Telecommunications Co. KSCP	164,483	244,695
National Bank of Kuwait SAKP	620,831	1,719,147
		4,640,160
Luxembourg — 0.0% ^
Reinet Investments SCA	9,950	276,145
Malaysia — 1.7%
AMMB Holdings Bhd.	171,000	198,520
Axiata Group Bhd.	325,300	167,279
CELCOMDIGI Bhd.	296,500	229,952
CIMB Group Holdings Bhd.	613,100	1,111,752
Dialog Group Bhd.	435,300	205,328
Gamuda Bhd.	187,100	363,230
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
Genting Bhd.	162,100	145,623
Hong Leong Bank Bhd.	55,000	256,592
Hong Leong Financial Group Bhd.	17,600	74,772
IHH Healthcare Bhd.	161,600	267,550
IOI Corp. Bhd.	245,100	210,533
KLCCP Stapled Group, REIT	43,900	80,201
Kuala Lumpur Kepong Bhd.	44,300	215,843
Malayan Banking Bhd.	481,200	1,152,384
Malaysia Airports Holdings Bhd.	85,700	198,447
Maxis Bhd.	221,300	182,216
MISC Bhd.	161,300	275,910
MR DIY Group M Bhd. (a)	258,200	128,674
Nestle Malaysia Bhd.	4,700	107,083
Petronas Chemicals Group Bhd.	220,700	271,826
Petronas Dagangan Bhd.	28,700	117,400
Petronas Gas Bhd.	71,600	282,541
PPB Group Bhd.	56,100	178,306
Press Metal Aluminium Holdings Bhd.	307,800	331,273
Public Bank Bhd.	1,102,900	1,109,830
QL Resources Bhd.	128,350	140,338
RHB Bank Bhd.	288,300	421,410
SD Guthrie Bhd.	162,200	170,099
Sime Darby Bhd.	267,000	140,806
Telekom Malaysia Bhd.	181,100	268,114
Tenaga Nasional Bhd.	331,500	1,060,515
Westports Holdings Bhd.	77,500	74,509
YTL Corp. Bhd.	368,100	164,552
YTL Power International Bhd.	186,200	129,699
		10,433,107
Mexico — 1.8%
America Movil SAB de CV	1,368,484	1,082,641
Arca Continental SAB de CV	35,539	303,164
Becle SAB de CV (b)	35,710	47,079
Cemex SAB de CV	1,067,584	559,682
Coca-Cola Femsa SAB de CV	38,858	321,553
Corporativo Fragua SAB de CV	7,464	328,260
El Puerto de Liverpool SAB de CV, Class C1	14,549	76,499
Fibra Uno Administracion SA de CV, REIT	228,513	263,236
Fomento Economico Mexicano SAB de CV	159,089	1,541,238
Gruma SAB de CV, Class B	13,485	231,832
Grupo Aeroportuario del Pacifico SAB de CV, Class B	28,257	492,215
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,821	341,953
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Grupo Bimbo SAB de CV	100,859	312,363
Grupo Carso SAB de CV	40,376	243,331
Grupo Comercial Chedraui SA de CV	33,040	209,242
Grupo Elektra SAB de CV ‡	3,858	182,194
Grupo Financiero Banorte SAB de CV, Class O	215,580	1,504,573
Grupo Financiero Inbursa SAB de CV, Class O *	171,596	381,448
Grupo Mexico SAB de CV	230,947	1,211,781
Industrias Penoles SAB de CV *	14,047	221,269
Kimberly-Clark de Mexico SAB de CV, Class A	112,005	161,322
Operadora De Sites Mexicanos SAB de CV	86,024	76,181
Orbia Advance Corp. SAB de CV	74,054	67,838
Promotora y Operadora de Infraestructura SAB de CV	11,953	104,145
Wal-Mart de Mexico SAB de CV	364,782	1,007,232
		11,272,271
Peru — 0.2%
Credicorp Ltd.	4,794	882,719
InRetail Peru Corp. (a)	2,482	77,935
		960,654
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	178,820	107,397
ACEN Corp.	728,000	62,046
Ayala Corp.	19,950	236,002
Ayala Land, Inc.	478,800	268,593
Bank of the Philippine Islands	157,510	386,909
BDO Unibank, Inc.	160,480	420,006
GT Capital Holdings, Inc.	6,340	78,331
International Container Terminal Services, Inc.	60,920	415,149
JG Summit Holdings, Inc.	243,000	101,616
Jollibee Foods Corp.	35,340	161,012
Manila Electric Co.	22,230	187,450
Metropolitan Bank & Trust Co.	151,450	197,406
Monde Nissin Corp. (a)	575,700	107,730
PLDT, Inc.	6,840	168,099
SM Investments Corp.	35,990	580,325
SM Prime Holdings, Inc.	894,200	470,334
Universal Robina Corp.	69,540	116,642
		4,065,047
Qatar — 0.9%
Commercial Bank PSQC (The)	254,277	296,788
Dukhan Bank	188,793	191,181
Industries Qatar QSC	218,222	799,011
Masraf Al Rayan QSC	492,221	320,275
INVESTMENTS	SHARES	VALUE($)

Qatar — continued
Mesaieed Petrochemical Holding Co.	376,549	163,552
Ooredoo QPSC	87,411	274,645
Qatar Electricity & Water Co. QSC	43,644	194,274
Qatar Fuel QSC	58,648	246,930
Qatar Gas Transport Co. Ltd.	260,628	306,248
Qatar International Islamic Bank QSC	86,549	249,354
Qatar Islamic Bank QPSC	132,720	746,298
Qatar National Bank QPSC	327,037	1,556,552
		5,345,108
Saudi Arabia — 3.6%
ACWA Power Co.	9,886	1,208,737
Ades Holding Co.	30,492	160,388
Advanced Petrochemical Co. *	10,089	97,648
Al Rajhi Bank	144,520	3,376,798
Alinma Bank	91,143	680,994
Almarai Co. JSC	19,836	290,457
Arabian Drilling Co.	2,035	59,520
Arabian Internet & Communications Services Co.	2,052	139,014
Bank Al-Jazira *	39,900	174,184
Banque Saudi Fransi	46,968	388,930
Bupa Arabia for Cooperative Insurance Co.	5,718	306,629
Co. for Cooperative Insurance (The)	5,413	201,903
Dr Sulaiman Al Habib Medical Services Group Co.	6,761	515,216
Elm Co.	1,805	490,315
Etihad Etisalat Co.	30,298	417,160
Jarir Marketing Co.	51,045	179,475
Mouwasat Medical Services Co.	7,396	184,752
Nahdi Medical Co.	4,653	152,710
Rabigh Refining & Petrochemical Co. *	30,803	66,812
Riyad Bank	115,540	789,743
SABIC Agri-Nutrients Co.	18,180	549,860
Sahara International Petrochemical Co.	28,557	199,685
SAL Saudi Logistics Services	1,767	129,449
Saudi Arabian Mining Co. *	89,285	1,336,671
Saudi Arabian Oil Co. (a)	427,445	3,070,363
Saudi Aramco Base Oil Co.	4,388	136,565
Saudi Awwal Bank	73,785	664,162
Saudi Basic Industries Corp.	66,361	1,284,566
Saudi Electricity Co.	57,961	252,535
Saudi Industrial Investment Group	29,412	139,338
Saudi Investment Bank (The)	62,781	220,057
Saudi Kayan Petrochemical Co. *	58,425	120,787
Saudi National Bank (The)	214,757	1,887,913
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Tadawul Group Holding Co.	3,819	241,792
Saudi Telecom Co.	132,311	1,484,960
Savola Group (The) *	40,988	280,552
Yanbu National Petrochemical Co.	21,888	231,489
		22,112,129
South Africa — 2.9%
Absa Group Ltd.	61,031	583,758
African Rainbow Minerals Ltd.	7,693	77,493
Anglo American Platinum Ltd.	4,243	166,781
Aspen Pharmacare Holdings Ltd.	27,110	274,468
Bid Corp. Ltd.	24,638	582,969
Bidvest Group Ltd. (The)	23,769	384,633
Capitec Bank Holdings Ltd.	7,551	1,364,095
Clicks Group Ltd.	16,543	353,136
Discovery Ltd.	37,901	388,654
Exxaro Resources Ltd.	17,780	167,667
FirstRand Ltd.	409,586	1,799,596
Gold Fields Ltd.	65,844	1,085,838
Harmony Gold Mining Co. Ltd.	40,932	444,087
Impala Platinum Holdings Ltd. *	67,830	447,714
Kumba Iron Ore Ltd.	4,332	81,578
Mr Price Group Ltd.	18,721	273,080
MTN Group Ltd.	124,664	618,936
Naspers Ltd., Class N	13,081	3,091,661
Nedbank Group Ltd.	34,269	577,364
Northam Platinum Holdings Ltd.	27,704	204,629
Old Mutual Ltd.	320,048	220,929
OUTsurance Group Ltd.	63,282	215,547
Pepkor Holdings Ltd. (a)	124,200	161,221
Remgro Ltd.	38,247	333,137
Sanlam Ltd.	130,224	648,018
Sasol Ltd.	43,063	242,036
Shoprite Holdings Ltd.	32,976	569,509
Sibanye Stillwater Ltd. *	211,942	247,092
Standard Bank Group Ltd.	98,477	1,355,785
Vodacom Group Ltd.	41,674	260,908
Woolworths Holdings Ltd.	66,577	245,840
		17,468,159
South Korea — 9.9%
Alteogen, Inc. *	2,899	784,886
Amorepacific Corp.	2,242	189,239
Celltrion, Inc.	10,801	1,420,157
CJ CheilJedang Corp.	645	127,618
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
CJ Corp.	1,169	86,665
CosmoAM&T Co. Ltd. *	1,809	134,218
Coway Co. Ltd.	4,275	195,312
DB Insurance Co. Ltd.	3,343	263,492
Doosan Bobcat, Inc.	4,156	111,901
Doosan Enerbility Co. Ltd. *	32,154	461,987
Ecopro BM Co. Ltd. *	3,627	442,622
Ecopro Co. Ltd. *	7,475	423,750
Ecopro Materials Co. Ltd. *	1,493	119,787
GS Holdings Corp.	5,577	166,117
Hana Financial Group, Inc.	21,565	930,411
Hanjin Kal Corp.	2,816	171,875
Hankook Tire & Technology Co. Ltd.	5,571	141,885
Hanmi Pharm Co. Ltd.	465	107,339
Hanmi Semiconductor Co. Ltd.	3,396	220,936
Hanwha Aerospace Co. Ltd.	2,211	585,016
Hanwha Ocean Co. Ltd. *	7,487	144,105
Hanwha Solutions Corp.	8,778	134,798
HD Hyundai Co. Ltd.	3,125	180,308
HD Hyundai Electric Co. Ltd.	1,662	388,997
HD Hyundai Heavy Industries Co. Ltd. *	1,596	210,151
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,178	420,484
HLB, Inc. *	9,001	427,041
HMM Co. Ltd.	21,471	265,263
HYBE Co. Ltd.	1,530	204,947
Hyundai Engineering & Construction Co. Ltd.	5,341	107,569
Hyundai Glovis Co. Ltd.	2,634	231,745
Hyundai Mobis Co. Ltd.	4,582	823,536
Hyundai Motor Co.	10,320	1,589,595
Hyundai Motor Co. (Preference)	2,560	295,773
Hyundai Motor Co. (Preference)	1,615	182,386
Hyundai Rotem Co. Ltd.	5,700	255,793
Hyundai Steel Co.	6,504	118,887
Industrial Bank of Korea	22,800	232,233
ISU Specialty Chemical *	1,442	41,986
Kakao Corp.	20,807	553,792
KakaoBank Corp.	26,348	410,774
Kakaopay Corp. *	2,122	37,420
Kangwon Land, Inc.	9,791	126,292
KB Financial Group, Inc.	28,068	1,826,351
Kia Corp.	17,456	1,154,347
Korea Aerospace Industries Ltd.	5,700	240,401
Korea Electric Power Corp. *	19,199	320,981
Korea Investment Holdings Co. Ltd.	3,245	180,094
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Korea Zinc Co. Ltd.	932	671,586
Korean Air Lines Co. Ltd.	14,277	246,447
Krafton, Inc. *	2,284	546,036
KT&G Corp.	8,304	659,622
Kum Yang Co. Ltd. *	615	18,312
Kumho Petrochemical Co. Ltd.	1,368	140,869
L&F Co. Ltd. *	293	24,819
LG Chem Ltd.	3,469	779,985
LG Chem Ltd. (Preference)	570	85,817
LG Corp.	8,281	452,521
LG Display Co. Ltd. *	22,856	174,578
LG Electronics, Inc.	8,073	519,886
LG Energy Solution Ltd. *	3,185	934,703
LG H&H Co. Ltd.	742	177,633
LG Innotek Co. Ltd.	1,083	137,477
Lotte Chemical Corp.	1,482	101,872
Meritz Financial Group, Inc.	6,651	492,236
Mirae Asset Securities Co. Ltd.	16,153	105,317
NAVER Corp.	10,639	1,301,381
NCSoft Corp.	1,254	196,868
Netmarble Corp. * (a)	2,052	85,773
Orion Corp.	1,995	143,782
Posco DX Co. Ltd.	3,917	76,524
POSCO Future M Co. Ltd.	2,379	382,075
POSCO Holdings, Inc.	5,176	1,247,165
Posco International Corp.	3,369	126,424
Samsung Biologics Co. Ltd. * (a)	1,346	973,482
Samsung C&T Corp.	6,435	543,348
Samsung E&A Co. Ltd. *	12,186	156,833
Samsung Electro-Mechanics Co. Ltd.	4,120	350,303
Samsung Electronics Co. Ltd.	373,092	15,841,856
Samsung Electronics Co. Ltd. (Preference)	60,574	2,083,763
Samsung Fire & Marine Insurance Co. Ltd.	2,341	567,554
Samsung Heavy Industries Co. Ltd. *	53,068	366,052
Samsung Life Insurance Co. Ltd.	7,296	533,881
Samsung SDI Co. Ltd.	3,837	899,643
Samsung SDS Co. Ltd.	2,955	304,758
Samsung Securities Co. Ltd.	4,881	161,070
Shinhan Financial Group Co. Ltd.	35,584	1,325,511
SK Biopharmaceuticals Co. Ltd. *	2,079	176,579
SK Bioscience Co. Ltd. *	1,939	75,699
SK Hynix, Inc.	39,925	5,226,735
SK IE Technology Co. Ltd. * (a)	2,223	54,871
SK Innovation Co. Ltd. *	4,321	365,129
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
SK Square Co. Ltd. *	6,343	383,053
SK Telecom Co. Ltd.	8,550	350,886
SK, Inc.	2,752	294,494
SKC Co. Ltd. *	1,596	172,224
S-Oil Corp.	3,306	137,136
Woori Financial Group, Inc.	46,557	518,320
Yuhan Corp.	4,369	436,130
		60,320,280
Taiwan — 18.6%
Accton Technology Corp.	37,000	621,736
Acer, Inc.	222,000	275,096
Advantech Co. Ltd.	37,196	364,523
Alchip Technologies Ltd.	6,000	371,660
ASE Technology Holding Co. Ltd.	246,000	1,160,086
Asia Cement Corp.	186,000	270,280
Asia Vital Components Co. Ltd.	25,000	478,918
Asustek Computer, Inc.	51,000	900,553
AUO Corp.	499,000	257,082
Catcher Technology Co. Ltd.	50,000	363,908
Cathay Financial Holding Co. Ltd.	716,000	1,512,153
Chailease Holding Co. Ltd.	124,764	584,243
Chang Hwa Commercial Bank Ltd.	15,214	8,360
Cheng Shin Rubber Industry Co. Ltd.	174,000	249,908
Chicony Electronics Co. Ltd.	51,000	257,198
China Airlines Ltd.	230,000	160,397
China Steel Corp.	907,000	634,359
Chunghwa Telecom Co. Ltd.	248,000	941,393
Compal Electronics, Inc.	313,000	343,595
CTBC Financial Holding Co. Ltd.	1,458,000	1,616,302
Delta Electronics, Inc.	141,000	1,741,474
E Ink Holdings, Inc.	65,000	608,349
E.Sun Financial Holding Co. Ltd.	1,126,049	957,515
Eclat Textile Co. Ltd.	18,000	300,872
Elite Material Co. Ltd.	24,000	306,225
eMemory Technology, Inc.	5,000	486,174
Eva Airways Corp.	207,000	239,065
Evergreen Marine Corp. Taiwan Ltd.	76,000	481,545
Far Eastern New Century Corp.	255,000	294,251
Far EasTone Telecommunications Co. Ltd.	134,000	370,026
Feng TAY Enterprise Co. Ltd.	60,360	265,341
First Financial Holding Co. Ltd.	830,347	699,199
Formosa Chemicals & Fibre Corp.	335,000	399,650
Formosa Petrochemical Corp.	102,000	152,735
Formosa Plastics Corp.	350,000	513,276
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Fortune Electric Co. Ltd.	18,700	313,011
Foxconn Technology Co. Ltd.	89,000	220,133
Fubon Financial Holding Co. Ltd.	651,100	1,818,821
Giant Manufacturing Co. Ltd.	29,000	163,503
Gigabyte Technology Co. Ltd.	45,000	354,677
Global Unichip Corp.	7,000	261,682
Globalwafers Co. Ltd.	19,000	247,325
Highwealth Construction Corp.	129,760	162,993
Hiwin Technologies Corp.	23,000	167,509
Hon Hai Precision Industry Co. Ltd.	889,000	5,698,245
Hotai Motor Co. Ltd.	33,520	674,592
Hua Nan Financial Holdings Co. Ltd.	741,710	584,873
Innolux Corp.	568,324	273,988
Inventec Corp.	233,000	322,248
KGI Financial Holding Co. Ltd.	1,152,000	593,596
Largan Precision Co. Ltd.	7,000	490,285
Lite-On Technology Corp.	163,000	510,972
Lotes Co. Ltd.	8,000	406,868
MediaTek, Inc.	114,000	4,437,815
Mega Financial Holding Co. Ltd.	846,930	1,031,897
Micro-Star International Co. Ltd.	53,000	289,918
momo.com, Inc.	10,975	127,353
Nan Ya Plastics Corp.	399,000	514,082
Nan Ya Printed Circuit Board Corp.	21,000	84,776
Nanya Technology Corp. *	88,000	113,955
Nien Made Enterprise Co. Ltd.	17,000	253,321
Novatek Microelectronics Corp.	45,000	695,310
Oneness Biotech Co. Ltd. *	22,670	89,193
Pegatron Corp.	156,000	473,018
PharmaEssentia Corp. *	22,000	430,248
Phison Electronics Corp.	15,000	215,271
Pou Chen Corp.	241,000	281,769
Powerchip Semiconductor Manufacturing Corp. *	239,000	131,966
Powertech Technology, Inc.	54,000	210,271
President Chain Store Corp.	42,000	385,637
Quanta Computer, Inc.	211,000	1,916,162
Radiant Opto-Electronics Corp.	36,000	234,322
Realtek Semiconductor Corp.	37,000	542,881
Ruentex Development Co. Ltd.	157,900	226,682
Shanghai Commercial & Savings Bank Ltd. (The)	361,000	448,448
Shihlin Electric & Engineering Corp.	25,000	156,388
Shin Kong Financial Holding Co. Ltd. *	1,125,000	398,077
Simplo Technology Co. Ltd.	16,000	168,666
Sino-American Silicon Products, Inc.	45,000	217,799
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
SinoPac Financial Holdings Co. Ltd.	934,683	663,511
Synnex Technology International Corp.	103,000	226,237
Taishin Financial Holding Co. Ltd.	912,060	484,595
Taiwan Business Bank	512,576	246,566
Taiwan Cooperative Financial Holding Co. Ltd.	773,123	604,483
Taiwan Mobile Co. Ltd.	110,000	387,690
Taiwan Semiconductor Manufacturing Co. Ltd.	1,784,000	55,945,327
Tatung Co. Ltd. *	136,000	185,620
TCC Group Holdings Co. Ltd.	503,000	499,689
Teco Electric and Machinery Co. Ltd.	109,000	166,602
Tripod Technology Corp.	40,000	236,103
Unimicron Technology Corp.	97,000	473,727
Uni-President Enterprises Corp.	362,000	1,013,745
United Microelectronics Corp.	890,000	1,284,044
Vanguard International Semiconductor Corp.	70,000	206,620
Voltronic Power Technology Corp.	5,000	328,821
Walsin Lihwa Corp.	227,000	208,047
Wan Hai Lines Ltd.	114,000	301,817
Winbond Electronics Corp. *	234,000	138,503
Wistron Corp.	213,000	715,929
Wiwynn Corp.	8,000	454,819
WPG Holdings Ltd.	129,000	293,097
WT Microelectronics Co. Ltd.	56,000	188,455
Yageo Corp.	32,845	558,641
Yang Ming Marine Transport Corp.	129,000	264,840
Yuanta Financial Holding Co. Ltd.	935,485	938,261
Zhen Ding Technology Holding Ltd.	58,000	200,001
		113,743,783
Thailand — 1.6%
Advanced Info Service PCL, NVDR	80,700	656,894
Airports of Thailand PCL, NVDR	315,400	571,947
Asset World Corp. PCL, NVDR	629,000	68,967
Bangkok Bank PCL, NVDR	45,100	196,284
Bangkok Dusit Medical Services PCL, NVDR	354,300	288,804
Bangkok Expressway & Metro PCL, NVDR	551,900	128,888
BTS Group Holdings PCL, NVDR *	541,700	79,472
Bumrungrad Hospital PCL, NVDR	30,700	247,768
Central Pattana PCL, NVDR	106,100	197,400
Central Retail Corp. PCL, NVDR	239,400	226,833
Charoen Pokphand Foods PCL, NVDR	228,800	168,403
CP ALL PCL, NVDR	324,100	607,487
CP AXTRA PCL, NVDR	119,785	120,690
Delta Electronics Thailand PCL, NVDR	332,300	1,350,593
Energy Absolute PCL, NVDR	4,800	1,119
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Global Power Synergy PCL, NVDR	52,400	65,489
Gulf Energy Development PCL, NVDR	408,000	804,588
Home Product Center PCL, NVDR	313,500	88,611
Indorama Ventures PCL, NVDR	227,600	174,621
Intouch Holdings PCL, NVDR	74,300	235,570
Kasikornbank PCL, NVDR	86,800	376,208
Krung Thai Bank PCL, NVDR	273,600	166,177
Krungthai Card PCL, NVDR	67,700	95,593
Minor International PCL, NVDR	205,400	162,806
Muangthai Capital PCL, NVDR	50,600	75,793
PTT Exploration & Production PCL, NVDR	105,500	396,240
PTT Global Chemical PCL, NVDR	131,100	101,051
PTT Oil & Retail Business PCL, NVDR	225,100	102,724
PTT PCL, NVDR	631,300	627,185
SCB X PCL, NVDR	62,100	208,848
SCG Packaging PCL, NVDR	94,800	71,485
Siam Cement PCL (The), NVDR	22,000	136,956
Siam Global House PCL, NVDR	179,504	85,587
Thai Life Insurance PCL, NVDR	204,200	67,810
Tisco Financial Group PCL, NVDR	28,900	82,645
TMBThanachart Bank PCL, NVDR	2,966,300	156,511
True Corp. PCL, NVDR *	803,800	292,715
		9,486,762
Turkey — 0.6%
Akbank TAS	243,960	360,262
Arcelik A/S *	9,604	36,050
Aselsan Elektronik Sanayi ve Ticaret A/S	94,392	167,862
BIM Birlesik Magazalar A/S	32,213	438,563
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	2,809	39,761
Coca-Cola Icecek A/S	64,442	95,727
Eregli Demir ve Celik Fabrikalari TAS	137,012	190,333
Ford Otomotiv Sanayi A/S	5,529	157,891
Haci Omer Sabanci Holding A/S	101,800	247,333
KOC Holding A/S	56,544	278,846
Sasa Polyester Sanayi A/S *	752,918	84,598
Tofas Turk Otomobil Fabrikasi A/S	9,918	54,446
Turk Hava Yollari AO *	54,023	429,671
Turkcell Iletisim Hizmetleri A/S	94,449	233,542
Turkiye Garanti Bankasi A/S	46,264	144,334
Turkiye Is Bankasi A/S, Class C	659,275	226,631
Turkiye Petrol Rafinerileri A/S	68,095	287,364
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
Turkiye Sise ve Cam Fabrikalari A/S	108,344	123,897
Yapi ve Kredi Bankasi A/S	245,037	175,257
		3,772,368
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	218,153	530,270
Abu Dhabi Islamic Bank PJSC	115,539	396,344
Abu Dhabi National Oil Co. for Distribution PJSC	211,635	207,700
Abu Dhabi Ports Co. PJSC *	64,420	93,831
ADNOC Drilling Co. PJSC	117,301	161,913
ADNOC Logistics & Services	91,133	143,905
Aldar Properties PJSC	269,135	557,865
Alpha Dhabi Holding PJSC *	104,671	319,167
Americana Restaurants International plc - Foreign Co.	219,845	134,924
Dubai Electricity & Water Authority PJSC	662,508	449,121
Dubai Islamic Bank PJSC	224,734	381,884
Emaar Development PJSC	62,803	158,419
Emaar Properties PJSC	457,400	1,081,449
Emirates NBD Bank PJSC	181,178	937,200
Emirates Telecommunications Group Co. PJSC	256,076	1,235,395
First Abu Dhabi Bank PJSC	325,104	1,161,815
International Holding Co. PJSC *	54,415	5,998,457
Modon Holding PSC *	237,452	230,324
Multiply Group PJSC *	251,209	154,953
Pure Health Holding PJSC *	184,030	173,356
Salik Co. PJSC	143,925	187,980
		14,696,272
United States — 0.1%
JBS SA	50,489	315,987
Total Common Stocks (Cost $535,086,259)		605,414,131
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (c) (d) (Cost $9,314,174)	9,314,174	9,314,174
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $47,125)	47,125	47,125
Total Short-Term Investments (Cost $9,361,299)		9,361,299
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.6% (Cost $544,447,558)		614,775,430
Liabilities in Excess of Other Assets — (0.6)%		(3,840,049)
NET ASSETS — 100.0%		610,935,381

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $44,926.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.7%
Semiconductors & Semiconductor Equipment	12.2
Oil, Gas & Consumable Fuels	4.9
Broadline Retail	4.7
Technology Hardware, Storage & Peripherals	4.4
Interactive Media & Services	4.3
Metals & Mining	3.4
Automobiles	2.9
Insurance	2.9
Electronic Equipment, Instruments & Components	2.8
Hotels, Restaurants & Leisure	2.8
IT Services	2.5
Industrial Conglomerates	2.4
Chemicals	2.1
Wireless Telecommunication Services	1.6
Food Products	1.5
Pharmaceuticals	1.5
Real Estate Management & Development	1.4
Beverages	1.4
Electrical Equipment	1.4
Independent Power and Renewable Electricity Producers	1.4
Financial Services	1.2
Electric Utilities	1.2
Consumer Staples Distribution & Retail	1.1
Diversified Telecommunication Services	1.1
Capital Markets	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	1.5
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	95	12/20/2024	USD	5,352,775	53,414

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 1.1%
Glencore plc	6,161,263	32,313,610
Rio Tinto plc	642,051	41,494,489
		73,808,099
Austria — 0.5%
ANDRITZ AG	42,188	2,547,019
BAWAG Group AG (a)	48,888	3,789,290
Erste Group Bank AG	191,098	10,809,600
EVN AG	22,027	612,175
Mondi plc	274,886	4,451,286
OMV AG	88,822	3,680,843
Raiffeisen Bank International AG	91,422	1,637,706
Strabag SE	7,840	309,139
Telekom Austria AG	85,291	707,875
Verbund AG	42,722	3,518,337
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,329	712,755
voestalpine AG	67,699	1,409,291
		34,185,316
Belgium — 1.3%
Ackermans & van Haaren NV	13,782	2,806,737
Ageas SA	100,655	5,253,018
Anheuser-Busch InBev SA	581,605	34,484,183
Azelis Group NV	71,325	1,428,917
Colruyt Group NV	26,753	1,248,415
D'ieteren Group	12,589	2,725,481
Elia Group SA/NV	17,531	1,668,177
Groupe Bruxelles Lambert NV	52,405	3,786,509
KBC Group NV	165,798	12,076,927
Sofina SA	8,790	2,155,088
Syensqo SA	45,626	3,539,450
UCB SA	74,905	14,422,849
Umicore SA	115,923	1,395,641
Warehouses De Pauw CVA, REIT	107,546	2,559,455
		89,550,847
Brazil — 0.0% ^
Yara International ASA	101,203	3,043,395
Chile — 0.1%
Antofagasta plc	204,440	4,566,488
China — 0.5%
Prosus NV	847,799	35,730,382
Denmark — 5.1%
AP Moller - Maersk A/S, Class A	1,507	2,298,084
INVESTMENTS	SHARES	VALUE($)

Denmark — continued
AP Moller - Maersk A/S, Class B	2,252	3,562,134
Carlsberg A/S, Class B	56,648	6,260,381
Coloplast A/S, Class B	89,698	11,234,730
Danske Bank A/S	420,917	12,446,123
Demant A/S *	55,898	2,064,662
DSV A/S	120,207	26,313,967
Genmab A/S *	40,265	9,017,642
Novo Nordisk A/S, Class B	1,985,773	222,734,252
Novonesis (Novozymes) B	219,650	13,803,190
Orsted A/S * (a)	117,279	6,902,648
Pandora A/S	50,495	7,634,654
Tryg A/S	196,725	4,642,857
Vestas Wind Systems A/S *	624,770	11,906,453
		340,821,777
Finland — 1.7%
Elisa OYJ	89,395	4,255,197
Fortum OYJ	272,117	4,017,734
Huhtamaki OYJ	52,863	2,071,954
Kesko OYJ, Class A	56,719	1,188,176
Kesko OYJ, Class B	168,145	3,611,457
Kone OYJ, Class B	220,817	12,108,948
Metso OYJ (b)	437,398	4,162,788
Neste OYJ	266,465	4,278,367
Nokia OYJ	3,239,880	15,331,195
Nordea Bank Abp	1,976,474	23,128,138
Orion OYJ, Class A	17,096	828,459
Orion OYJ, Class B	66,514	3,230,454
Sampo OYJ, Class A	325,392	14,428,222
Stora Enso OYJ, Class R	367,630	4,102,551
UPM-Kymmene OYJ	332,124	9,773,270
Wartsila OYJ Abp	301,515	5,774,751
		112,291,661
France — 13.8%
Aeroports de Paris SA	22,298	2,652,732
Air Liquide SA	357,834	64,160,138
Airbus SE	364,685	55,629,499
Amundi SA (a)	38,750	2,809,533
AXA SA	1,097,813	41,219,911
BioMerieux	26,701	2,988,468
BNP Paribas SA	645,049	44,052,996
Bollore SE	437,736	2,732,775
Bouygues SA	128,348	4,125,302
Bureau Veritas SA	196,319	6,226,244
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	100,589	17,450,265
Carrefour SA	343,100	5,448,752
Cie de Saint-Gobain SA	285,673	25,906,241
Cie Generale des Etablissements Michelin SCA	426,532	14,414,872
Credit Agricole SA	761,541	11,672,973
Danone SA	399,715	28,555,059
Dassault Aviation SA	12,243	2,472,028
Dassault Systemes SE	437,264	14,965,439
Edenred SE	155,018	5,013,694
Eiffage SA	45,404	4,225,919
Engie SA	1,149,035	19,259,570
EssilorLuxottica SA	179,016	41,989,619
Getlink SE	188,965	3,211,393
Hermes International SCA	21,132	48,027,813
Ipsen SA	21,935	2,674,041
Kering SA	43,818	10,944,451
Legrand SA	162,544	18,346,088
L'Oreal SA	150,998	56,649,989
LVMH Moet Hennessy Louis Vuitton SE	160,193	106,643,772
Orange SA	1,094,809	12,027,245
Pernod Ricard SA	124,328	15,512,238
Publicis Groupe SA	141,492	15,038,246
Safran SA	216,509	49,010,212
Sartorius Stedim Biotech	17,265	3,463,408
Societe Generale SA	445,866	12,805,935
Sodexo SA	51,957	4,509,995
Thales SA	57,868	9,328,239
TotalEnergies SE	1,323,213	83,039,161
Veolia Environnement SA	387,410	12,300,152
Vinci SA	293,652	32,895,108
Vivendi SE (b)	414,121	4,425,104
		918,824,619
Germany — 13.0%
adidas AG	98,845	23,672,516
Allianz SE (Registered)	243,936	76,792,361
BASF SE	555,808	27,019,282
Bayer AG (Registered)	570,802	15,381,365
Bayerische Motoren Werke AG	180,172	14,204,042
Bayerische Motoren Werke AG (Preference)	36,693	2,700,131
Beiersdorf AG (b)	60,878	8,218,157
Brenntag SE	77,687	5,067,763
Carl Zeiss Meditec AG (b)	22,781	1,434,109
Commerzbank AG	582,814	10,336,573
Continental AG	67,256	4,197,471
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Covestro AG * (a)	113,304	7,176,276
Daimler Truck Holding AG	300,887	12,441,878
Deutsche Bank AG (Registered)	1,171,806	19,908,716
Deutsche Boerse AG	114,424	26,578,212
Deutsche Lufthansa AG (Registered) (b)	372,592	2,589,095
Deutsche Post AG	610,634	24,528,881
Deutsche Telekom AG (Registered)	2,152,202	65,068,647
Dr Ing hc F Porsche AG (Preference) (a)	68,646	4,829,963
E.ON SE	1,378,495	18,602,901
Evonik Industries AG	125,075	2,756,551
Fresenius SE & Co. KGaA *	256,047	9,348,444
Hannover Rueck SE	37,402	9,821,543
Heidelberg Materials AG	81,293	8,953,544
Henkel AG & Co. KGaA	59,991	4,678,799
Henkel AG & Co. KGaA (Preference)	101,394	8,780,009
Infineon Technologies AG	787,540	24,905,667
Mercedes-Benz Group AG	498,338	30,274,378
Merck KGaA	80,486	13,306,376
MTU Aero Engines AG	32,403	10,590,635
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	83,820	42,863,894
Rheinmetall AG	27,015	13,908,294
RWE AG	421,041	13,645,766
SAP SE	639,981	149,426,027
Sartorius AG (Preference) (b)	15,329	3,971,071
Siemens AG (Registered)	441,018	85,799,993
Siemens Energy AG *	319,676	13,130,083
Siemens Healthineers AG (a)	167,999	8,770,305
Symrise AG	78,166	9,405,769
Talanx AG	37,415	2,883,508
Volkswagen AG (Preference)	125,203	12,152,555
Vonovia SE	507,310	16,632,539
		866,754,089
Hong Kong — 0.2%
Prudential plc	1,661,382	13,830,756
Ireland — 0.3%
Kerry Group plc, Class A	95,501	9,538,204
Kingspan Group plc	96,576	8,528,333
		18,066,537
Italy — 4.3%
A2A SpA	967,685	2,211,978
Amplifon SpA	81,023	2,263,304
Banca Mediolanum SpA	129,223	1,597,301
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Banco BPM SpA	817,131	5,511,624
Buzzi SpA	51,764	2,027,998
Coca-Cola HBC AG	127,193	4,450,872
Davide Campari-Milano NV	354,542	2,380,311
DiaSorin SpA	13,473	1,463,311
Enel SpA	4,833,267	36,655,869
Eni SpA	1,350,522	20,572,756
Ferrari NV	75,691	36,132,553
FinecoBank Banca Fineco SpA	380,205	6,069,650
Generali	626,232	17,363,034
Hera SpA	561,505	2,148,068
Infrastrutture Wireless Italiane SpA (a)	217,185	2,448,713
Intesa Sanpaolo SpA	9,896,264	42,356,123
Leonardo SpA	249,353	5,943,530
Mediobanca Banca di Credito Finanziario SpA	365,474	6,029,325
Moncler SpA	133,401	7,411,427
Nexi SpA * (a)	388,778	2,457,387
Pirelli & C SpA (a)	169,440	925,878
Poste Italiane SpA (a)	285,577	4,015,596
Prysmian SpA	169,817	11,984,718
Recordati Industria Chimica e Farmaceutica SpA	60,525	3,434,071
Snam SpA	1,336,251	6,419,227
Telecom Italia SpA *	6,276,300	1,589,818
Telecom Italia SpA *	3,729,744	1,090,124
Terna - Rete Elettrica Nazionale	875,603	7,584,241
UniCredit SpA	1,002,330	44,342,291
		288,881,098
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	95,685	2,291,636
Luxembourg — 0.3%
ArcelorMittal SA	280,086	6,927,734
CVC Capital Partners plc * (a)	383,608	8,049,130
Eurofins Scientific SE	80,477	3,969,286
		18,946,150
Mexico — 0.0% ^
Fresnillo plc	106,175	1,010,330
Netherlands — 6.0%
Adyen NV * (a)	19,010	29,040,801
Aegon Ltd.	826,647	5,217,648
Akzo Nobel NV	106,129	6,772,459
Argenx SE *	36,792	21,694,624
ASM International NV	27,431	15,320,411
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
ASML Holding NV	244,999	164,916,566
EXOR NV	62,068	6,555,575
HAL Trust	22,280	2,762,627
Heineken Holding NV	81,383	5,638,876
Heineken NV	175,091	14,360,391
ING Groep NV	2,009,804	34,107,161
JDE Peet's NV	74,427	1,680,299
Koninklijke Ahold Delhaize NV	566,616	18,681,161
Koninklijke KPN NV	2,453,567	9,589,241
Koninklijke Philips NV *	493,288	12,977,825
NN Group NV	170,542	8,372,299
Universal Music Group NV	589,529	14,836,202
Wolters Kluwer NV	147,903	24,860,086
		397,384,252
Norway — 0.9%
Aker ASA, Class A	14,528	759,630
Aker BP ASA	191,063	4,088,306
AutoStore Holdings Ltd. * (a)	559,463	517,338
DNB Bank ASA	462,435	9,583,034
Equinor ASA	468,398	11,130,171
Gjensidige Forsikring ASA (b)	103,206	1,862,365
Kongsberg Gruppen ASA	54,443	5,683,373
Mowi ASA (b)	275,974	4,757,778
Norsk Hydro ASA	814,939	5,058,611
Orkla ASA	465,315	4,298,835
Salmar ASA (b)	47,104	2,389,414
Schibsted ASA, Class A	43,637	1,469,350
Schibsted ASA, Class B	58,925	1,847,988
Storebrand ASA	275,414	3,140,625
Telenor ASA	392,345	4,818,622
Var Energi ASA	503,605	1,588,308
		62,993,748
Poland — 0.5%
Allegro.eu SA * (a)	388,954	3,422,611
Bank Polska Kasa Opieki SA	130,758	4,574,733
Dino Polska SA * (a)	29,795	2,469,053
ING Bank Slaski SA	20,250	1,257,167
KGHM Polska Miedz SA	84,944	3,179,258
LPP SA	696	2,532,968
ORLEN SA	362,203	4,729,312
Powszechna Kasa Oszczednosci Bank Polski SA	533,996	7,419,474
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Powszechny Zaklad Ubezpieczen SA	353,839	3,509,093
Santander Bank Polska SA	20,746	2,326,418
		35,420,087
Portugal — 0.2%
EDP SA	1,764,142	6,945,249
Galp Energia SGPS SA	272,946	4,665,162
Jeronimo Martins SGPS SA	171,409	3,331,864
		14,942,275
Russia — 0.0% ^
Evraz plc ‡ *	453,755	1
Singapore — 0.2%
STMicroelectronics NV	406,144	11,039,988
South Africa — 0.4%
Anglo American plc	754,966	23,404,262
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	125,936	6,039,317
Aena SME SA (a)	45,772	10,143,997
Amadeus IT Group SA	271,246	19,663,524
Banco Bilbao Vizcaya Argentaria SA	3,585,427	35,691,772
Banco Santander SA	9,608,869	46,943,117
CaixaBank SA (b)	2,443,509	14,890,166
Cellnex Telecom SA (a)	365,912	13,438,399
EDP Renovaveis SA	156,229	2,117,466
Endesa SA	197,090	4,253,416
Iberdrola SA	3,613,252	53,673,203
Industria de Diseno Textil SA (b)	690,154	39,348,910
Naturgy Energy Group SA	78,148	1,945,792
Redeia Corp. SA	234,874	4,348,851
Repsol SA	712,406	8,918,169
Telefonica SA	2,935,902	13,777,169
		275,193,268
Sweden — 5.3%
Alfa Laval AB	180,178	7,976,431
Assa Abloy AB, Class B	655,901	20,544,618
Atlas Copco AB, Class A	1,575,916	26,007,999
Atlas Copco AB, Class B	972,016	14,132,824
Axfood AB	66,485	1,484,510
Beijer Ref AB (b)	228,572	3,443,121
Boliden AB	170,301	5,327,720
Castellum AB *	263,817	3,303,707
Epiroc AB, Class A	387,628	7,570,494
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Epiroc AB, Class B	242,852	4,183,620
EQT AB	436,347	12,659,746
Essity AB, Class A	13,706	385,276
Essity AB, Class B	377,334	10,652,920
Evolution AB (a)	116,840	11,046,853
Fastighets AB Balder, Class B * (b)	413,424	3,216,246
Getinge AB, Class B	135,319	2,393,884
H & M Hennes & Mauritz AB, Class B (b)	353,213	5,265,450
Hexagon AB, Class B	1,312,864	12,274,135
Holmen AB, Class B	48,727	1,925,595
Husqvarna AB, Class B (b)	213,774	1,380,608
Industrivarden AB, Class A	77,404	2,669,721
Industrivarden AB, Class C (b)	96,424	3,314,283
Indutrade AB	166,531	4,531,434
Investment AB Latour, Class B	90,273	2,491,689
Investor AB, Class A	354,042	10,051,586
Investor AB, Class B	1,084,466	30,694,794
L E Lundbergforetagen AB, Class B	46,454	2,299,930
Lifco AB, Class B	140,680	4,197,601
Nibe Industrier AB, Class B	1,021,476	4,952,669
Nordnet AB publ	97,398	2,026,635
Saab AB, Class B (b)	223,323	4,586,785
Sagax AB, Class B	133,586	3,219,271
Sagax AB, Class D	67,992	203,639
Sandvik AB	580,398	11,424,322
Securitas AB, Class B (b)	328,782	3,867,755
Skandinaviska Enskilda Banken AB, Class A	868,182	12,261,567
Skandinaviska Enskilda Banken AB, Class C	12,582	180,206
Skanska AB, Class B	196,833	4,007,139
SKF AB, Class A	7,951	150,584
SKF AB, Class B	223,883	4,246,597
SSAB AB, Class A	146,335	704,082
SSAB AB, Class B	352,114	1,660,986
Svenska Cellulosa AB SCA, Class A	11,752	153,967
Svenska Cellulosa AB SCA, Class B	349,895	4,632,350
Svenska Handelsbanken AB, Class A	863,505	8,972,370
Svenska Handelsbanken AB, Class B (b)	21,764	293,127
Swedbank AB, Class A	615,000	12,478,672
Swedish Orphan Biovitrum AB *	99,991	3,125,144
Tele2 AB, Class B	343,799	3,602,701
Telefonaktiebolaget LM Ericsson, Class A	33,969	284,389
Telefonaktiebolaget LM Ericsson, Class B	1,630,885	13,673,515
Telia Co. AB (b)	1,400,641	4,073,527
Trelleborg AB, Class B	131,403	4,371,137
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Volvo AB, Class A	105,304	2,763,069
Volvo AB, Class B	927,869	24,168,052
Volvo Car AB, Class B * (b)	326,283	705,005
		352,216,057
Switzerland — 8.9%
ABB Ltd. (Registered)	992,118	55,133,127
Chocoladefabriken Lindt & Spruengli AG	629	7,419,818
Chocoladefabriken Lindt & Spruengli AG (Registered)	68	7,919,909
Cie Financiere Richemont SA (Registered)	332,280	48,380,133
DSM-Firmenich AG	134,344	15,930,958
EMS-Chemie Holding AG (Registered)	4,238	3,259,276
Galderma Group AG *	33,777	3,160,812
Geberit AG (Registered)	20,884	13,083,585
Givaudan SA (Registered)	5,743	27,264,612
Julius Baer Group Ltd.	122,912	7,494,141
Kuehne + Nagel International AG (Registered)	30,713	7,667,161
Lonza Group AG (Registered)	43,519	26,778,462
Novartis AG (Registered)	1,205,307	130,783,382
Partners Group Holding AG	13,420	18,463,623
Sandoz Group AG	245,588	11,195,933
Schindler Holding AG	25,357	7,379,599
Schindler Holding AG (Registered)	12,885	3,673,415
SGS SA (Registered)	95,007	10,058,089
Sika AG (Registered)	99,837	27,806,323
Sonova Holding AG (Registered)	30,375	11,115,354
Straumann Holding AG (Registered)	69,170	9,119,333
Swatch Group AG (The)	17,988	3,691,192
Swatch Group AG (The) (Registered)	32,841	1,330,622
Swiss Life Holding AG (Registered)	17,212	14,015,736
Swisscom AG (Registered)	15,807	9,630,906
UBS Group AG (Registered)	1,994,767	61,015,907
Zurich Insurance Group AG	89,491	52,764,361
		595,535,769
United Arab Emirates — 0.0%
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.7%
3i Group plc	606,142	24,856,500
Admiral Group plc	138,624	4,587,145
Ashtead Group plc	272,044	20,350,968
Associated British Foods plc	204,629	5,881,389
AstraZeneca plc	965,190	137,340,364
Auto Trader Group plc (a)	541,294	5,844,617
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Aviva plc	1,683,005	9,862,918
B&M European Value Retail SA	566,399	2,833,691
BAE Systems plc	1,880,316	30,305,635
Barclays plc	9,166,454	28,099,793
Barratt Redrow plc	850,434	4,899,849
Berkeley Group Holdings plc	63,753	3,638,055
British American Tobacco plc	1,234,193	43,158,631
BT Group plc	3,926,103	7,010,409
Bunzl plc	202,067	8,895,912
Burberry Group plc	215,911	2,194,710
Centrica plc	3,316,501	5,020,454
Coca-Cola Europacific Partners plc	127,494	9,689,544
Compass Group plc	1,064,185	34,560,924
ConvaTec Group plc (a)	1,013,528	2,795,749
Croda International plc	80,780	3,876,130
DCC plc	61,509	3,891,307
Diageo plc	1,384,644	42,760,270
DS Smith plc	857,794	6,030,854
Entain plc	397,796	3,825,804
Flutter Entertainment plc *	99,110	23,185,043
Halma plc	236,421	7,552,628
Hargreaves Lansdown plc	220,056	3,088,227
Hiscox Ltd.	216,166	3,015,915
Howden Joinery Group plc	329,381	3,583,699
HSBC Holdings plc	11,520,866	105,738,776
Imperial Brands plc	537,413	16,218,064
Informa plc	818,468	8,550,423
InterContinental Hotels Group plc	98,543	10,869,052
Intermediate Capital Group plc	180,794	4,802,686
International Consolidated Airlines Group SA	2,283,577	6,219,999
Intertek Group plc	100,507	6,033,589
J Sainsbury plc	1,014,601	3,493,061
JD Sports Fashion plc	1,558,995	2,499,828
Kingfisher plc	1,158,607	4,381,622
Land Securities Group plc, REIT	438,332	3,404,386
Legal & General Group plc	3,715,728	10,422,190
Lloyds Banking Group plc	38,755,156	26,601,552
London Stock Exchange Group plc	298,094	40,402,437
M&G plc	1,411,650	3,536,533
Melrose Industries plc	759,363	4,650,638
National Grid plc	3,042,587	38,203,177
NatWest Group plc	3,867,649	18,325,888
Next plc	73,664	9,319,567
Pearson plc	421,687	6,192,190
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Persimmon plc	198,914	3,769,674
Phoenix Group Holdings plc	466,519	2,963,634
Reckitt Benckiser Group plc	438,879	26,624,169
RELX plc	1,164,597	53,408,074
Rentokil Initial plc	1,508,048	7,564,030
Rightmove plc	494,788	3,767,595
Rolls-Royce Holdings plc *	5,296,326	36,546,761
Sage Group plc (The)	604,385	7,553,464
Schroders plc	574,242	2,544,372
Segro plc, REIT	762,506	7,725,998
Severn Trent plc	164,462	5,440,764
Smith & Nephew plc	543,353	6,755,408
Smiths Group plc	216,428	4,270,739
Spirax Group plc	45,938	3,834,465
SSE plc	680,536	15,464,083
Standard Chartered plc	1,321,969	15,330,061
Taylor Wimpey plc	2,199,823	4,159,169
Tesco plc	4,264,912	18,832,452
Unilever plc	1,528,325	93,230,928
United Utilities Group plc	412,323	5,441,609
Vodafone Group plc	13,034,374	12,120,870
Weir Group plc (The)	157,145	4,231,926
Whitbread plc	105,957	4,122,459
Wise plc, Class A *	433,317	3,952,349
WPP plc	669,344	7,035,424
		1,179,193,269
United States — 12.7%
Alcon AG	306,263	28,131,120
BP plc	10,263,003	50,194,492
Experian plc	572,135	27,923,515
Ferrovial SE	303,449	12,178,268
GSK plc	2,527,191	45,637,470
Haleon plc	4,162,910	20,007,220
Holcim AG	298,731	29,335,600
Nestle SA (Registered)	1,599,647	151,154,874
QIAGEN NV *	137,557	5,829,460
Roche Holding AG	429,748	133,180,415
Roche Holding AG	18,072	6,141,995
Sanofi SA	707,098	74,725,992
Schneider Electric SE	335,938	87,024,321
Shell plc	3,895,054	130,045,416
Stellantis NV	1,329,933	18,223,189
INVESTMENTS	SHARES	VALUE($)

United States — continued
Swiss Re AG	173,844	22,197,679
Tenaris SA	246,867	4,067,251
		845,998,277
Total Common Stocks (Cost $6,476,980,194)		6,615,924,433
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $75,600,705)	75,600,705	75,600,705
Total Investments — 100.2% (Cost $6,552,580,899)		6,691,525,138
Liabilities in Excess of Other Assets — (0.2)%		(14,698,727)
NET ASSETS — 100.0%		6,676,826,411

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $70,146,036.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	12.3%
Banks	9.4
Insurance	5.6
Oil, Gas & Consumable Fuels	4.9
Textiles, Apparel & Luxury Goods	3.9
Capital Markets	3.5
Aerospace & Defense	3.4
Food Products	3.3
Chemicals	3.2
Semiconductors & Semiconductor Equipment	3.2
Electrical Equipment	3.0
Personal Care Products	2.7
Software	2.6
Machinery	2.5
Diversified Telecommunication Services	2.2
Health Care Equipment & Supplies	2.1
Electric Utilities	2.1
Beverages	2.0
Professional Services	1.9
Metals & Mining	1.9
Automobiles	1.8
Hotels, Restaurants & Leisure	1.7
Financial Services	1.6
Industrial Conglomerates	1.5
Multi-Utilities	1.5
Building Products	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	13.0
Short-Term Investments	1.1
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	764	12/20/2024	EUR	40,239,005	(327,234)
FTSE 100 Index	191	12/20/2024	GBP	20,061,141	(430,844)
					(758,078)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 7.6%
Ampol Ltd.	68,019	1,245,329
ANZ Group Holdings Ltd.	858,263	17,491,841
APA Group	366,067	1,676,130
Aristocrat Leisure Ltd.	181,125	7,288,407
ASX Ltd.	55,389	2,358,854
Atlas Arteria Ltd.	313,469	1,003,485
Aurizon Holdings Ltd.	525,214	1,164,540
BHP Group Ltd.	1,449,239	40,263,599
BlueScope Steel Ltd.	126,695	1,683,572
Brambles Ltd.	398,196	4,794,287
Cochlear Ltd.	17,791	3,293,800
Coles Group Ltd.	382,993	4,420,313
Commonwealth Bank of Australia	479,185	44,695,697
Computershare Ltd.	163,453	2,825,686
Dexus, REIT	306,867	1,440,201
Endeavour Group Ltd.	387,349	1,191,530
Fortescue Ltd.	453,775	5,682,556
Glencore plc	2,831,219	14,848,726
Goodman Group, REIT	495,647	11,835,800
GPT Group (The), REIT	547,632	1,696,636
Insurance Australia Group Ltd.	683,328	3,355,453
Lottery Corp. Ltd. (The)	636,917	2,081,117
Macquarie Group Ltd.	101,224	15,319,886
Medibank Pvt Ltd.	788,078	1,852,127
Mineral Resources Ltd.	48,901	1,256,630
Mirvac Group, REIT	1,125,874	1,573,900
National Australia Bank Ltd.	885,427	22,441,262
Northern Star Resources Ltd.	328,859	3,816,209
Orica Ltd.	137,529	1,562,188
Origin Energy Ltd.	492,969	3,112,653
Pilbara Minerals Ltd. * (a)	769,909	1,426,016
Qantas Airways Ltd. *	228,491	1,209,742
QBE Insurance Group Ltd.	427,498	4,826,505
Ramsay Health Care Ltd.	52,112	1,370,629
REA Group Ltd.	14,577	2,154,991
Reece Ltd.	99,079	1,476,337
Rio Tinto Ltd.	106,232	8,341,075
Rio Tinto plc	295,046	19,068,241
Santos Ltd.	881,054	3,919,689
Scentre Group, REIT	1,485,290	3,405,276
SEEK Ltd. (a)	92,598	1,504,367
Seven Group Holdings Ltd.	57,056	1,554,499
Sonic Healthcare Ltd.	133,080	2,344,914
South32 Ltd.	1,296,095	3,108,238
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Stockland, REIT	682,442	2,307,763
Suncorp Group Ltd.	363,481	4,263,726
Telstra Group Ltd.	1,157,257	2,897,105
TPG Telecom Ltd.	120,202	355,796
Transurban Group	883,748	7,365,108
Treasury Wine Estates Ltd.	232,197	1,723,911
Vicinity Ltd., REIT	1,033,886	1,469,793
Washington H Soul Pattinson & Co. Ltd. (a)	69,645	1,526,150
Wesfarmers Ltd.	324,739	14,285,625
Westpac Banking Corp.	992,671	20,847,881
WiseTech Global Ltd.	49,399	3,792,766
Woodside Energy Group Ltd.	543,351	8,551,508
Woolworths Group Ltd.	332,086	6,513,271
Worley Ltd.	104,927	963,513
		359,846,849
Austria — 0.3%
ANDRITZ AG	19,318	1,166,287
BAWAG Group AG (b)	22,465	1,741,254
Erste Group Bank AG	87,814	4,967,264
EVN AG	10,038	278,976
Mondi plc	126,315	2,045,445
OMV AG	40,667	1,685,268
Raiffeisen Bank International AG	41,754	747,968
Strabag SE	3,529	139,152
Telekom Austria AG	38,754	321,640
Verbund AG	19,634	1,616,943
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,128	323,292
voestalpine AG	30,919	643,641
		15,677,130
Belgium — 0.9%
Ackermans & van Haaren NV	6,330	1,289,119
Ageas SA	46,238	2,413,085
Anheuser-Busch InBev SA	267,241	15,845,097
Azelis Group NV	32,739	655,890
Colruyt Group NV	12,194	569,027
D'ieteren Group	5,760	1,247,023
Elia Group SA/NV	8,031	764,197
Groupe Bruxelles Lambert NV	24,079	1,739,821
KBC Group NV	76,188	5,549,626
Sofina SA	4,025	986,829
Syensqo SA	20,954	1,625,512
UCB SA	34,427	6,628,869
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
Umicore SA	53,418	643,120
Warehouses De Pauw CVA, REIT	49,281	1,172,824
		41,130,039
Brazil — 0.0% ^
Yara International ASA	46,391	1,395,079
Chile — 0.0% ^
Antofagasta plc	93,933	2,098,140
China — 0.5%
Budweiser Brewing Co. APAC Ltd. (b)	480,100	500,734
ESR Group Ltd. (b)	625,800	848,407
Prosus NV	389,561	16,417,999
Wharf Holdings Ltd. (The)	287,000	813,186
Wilmar International Ltd.	515,700	1,244,779
Wuxi Biologics Cayman, Inc. * (b)	1,025,500	2,178,576
		22,003,681
Denmark — 3.3%
AP Moller - Maersk A/S, Class A	706	1,076,608
AP Moller - Maersk A/S, Class B	1,052	1,664,016
Carlsberg A/S, Class B	26,034	2,877,114
Coloplast A/S, Class B	41,228	5,163,832
Danske Bank A/S	193,407	5,718,864
Demant A/S *	25,685	948,708
DSV A/S	55,224	12,088,834
Genmab A/S *	18,497	4,142,539
Novo Nordisk A/S, Class B	912,524	102,353,266
Novonesis (Novozymes) B	100,946	6,343,623
Orsted A/S * (b)	53,877	3,171,019
Pandora A/S	23,209	3,509,114
Tryg A/S	90,382	2,133,083
Vestas Wind Systems A/S *	287,098	5,471,324
		156,661,944
Finland — 1.1%
Elisa OYJ	41,060	1,954,454
Fortum OYJ	125,051	1,846,344
Huhtamaki OYJ	24,308	952,747
Kesko OYJ, Class A	26,212	549,101
Kesko OYJ, Class B	77,033	1,654,532
Kone OYJ, Class B	101,468	5,564,203
Metso OYJ (a)	200,985	1,912,807
Neste OYJ	122,431	1,965,754
Nokia OYJ	1,488,808	7,045,078
Nordea Bank Abp	908,237	10,627,932
INVESTMENTS	SHARES	VALUE($)

Finland — continued
Orion OYJ, Class A	7,916	383,604
Orion OYJ, Class B	30,475	1,480,111
Sampo OYJ, Class A	149,529	6,630,272
Stora Enso OYJ, Class R	168,922	1,885,078
UPM-Kymmene OYJ	152,634	4,491,495
Wartsila OYJ Abp	138,532	2,653,227
		51,596,739
France — 8.9%
Aeroports de Paris SA	10,265	1,221,199
Air Liquide SA	164,431	29,482,709
Airbus SE	167,585	25,563,622
Amundi SA (b)	17,738	1,286,077
AXA SA	504,468	18,941,410
BioMerieux	12,287	1,375,203
BNP Paribas SA	296,406	20,242,761
Bollore SE	201,165	1,255,868
Bouygues SA	58,976	1,895,580
Bureau Veritas SA	90,215	2,861,163
Capgemini SE	46,211	8,016,723
Carrefour SA	157,654	2,503,694
Cie de Saint-Gobain SA	131,258	11,903,125
Cie Generale des Etablissements Michelin SCA	196,009	6,624,227
Credit Agricole SA	349,958	5,364,190
Danone SA	183,675	13,121,475
Dassault Aviation SA	5,609	1,132,533
Dassault Systemes SE	200,930	6,876,865
Edenred SE	71,248	2,304,350
Eiffage SA	20,863	1,941,797
Engie SA	528,019	8,850,400
EssilorLuxottica SA	82,256	19,293,795
Getlink SE	86,810	1,475,305
Hermes International SCA	9,701	22,047,975
Ipsen SA	10,047	1,224,805
Kering SA	20,126	5,026,884
Legrand SA	74,682	8,429,241
L'Oreal SA	69,386	26,031,577
LVMH Moet Hennessy Louis Vuitton SE	73,630	49,017,004
Orange SA	503,106	5,526,973
Pernod Ricard SA	57,112	7,125,788
Publicis Groupe SA	65,012	6,909,694
Safran SA	99,485	22,519,992
Sartorius Stedim Biotech	7,943	1,593,388
Societe Generale SA	204,888	5,884,688
Sodexo SA	23,854	2,070,586
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Thales SA	26,578	4,284,336
TotalEnergies SE	608,033	38,157,538
Veolia Environnement SA	178,026	5,652,272
Vinci SA	134,918	15,113,611
Vivendi SE (a)	190,317	2,033,639
		422,184,062
Germany — 8.4%
adidas AG	45,411	10,875,539
Allianz SE (Registered)	112,073	35,281,182
BASF SE	255,409	12,416,100
Bayer AG (Registered)	262,292	7,067,966
Bayerische Motoren Werke AG	82,773	6,525,493
Bayerische Motoren Werke AG (Preference)	16,859	1,240,605
Beiersdorf AG	27,985	3,777,803
Brenntag SE	35,697	2,328,625
Carl Zeiss Meditec AG	10,436	656,967
Commerzbank AG	267,821	4,749,974
Continental AG	30,825	1,923,799
Covestro AG * (b)	52,072	3,298,057
Daimler Truck Holding AG	138,273	5,717,681
Deutsche Bank AG (Registered)	538,478	9,148,618
Deutsche Boerse AG	52,574	12,211,799
Deutsche Lufthansa AG (Registered)	170,729	1,186,374
Deutsche Post AG	280,609	11,271,932
Deutsche Telekom AG (Registered)	988,972	29,900,107
Dr Ing hc F Porsche AG (Preference) (b)	31,558	2,220,435
E.ON SE	633,462	8,548,621
Evonik Industries AG	57,312	1,263,110
Fresenius SE & Co. KGaA *	117,642	4,295,187
Hannover Rueck SE	17,192	4,514,517
Heidelberg Materials AG	37,350	4,113,698
Henkel AG & Co. KGaA	27,577	2,150,776
Henkel AG & Co. KGaA (Preference)	46,586	4,034,021
Infineon Technologies AG	361,872	11,444,071
Mercedes-Benz Group AG	228,995	13,911,605
Merck KGaA	36,975	6,112,905
MTU Aero Engines AG	14,884	4,864,704
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	38,515	19,695,811
Rheinmetall AG	12,416	6,392,203
RWE AG	193,458	6,269,894
SAP SE	294,069	68,660,730
Sartorius AG (Preference)	7,062	1,829,454
Siemens AG (Registered)	202,641	39,423,779
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Siemens Energy AG *	146,885	6,033,022
Siemens Healthineers AG (b)	77,178	4,029,039
Symrise AG	35,935	4,324,083
Talanx AG	17,178	1,323,878
Volkswagen AG (Preference)	57,513	5,582,374
Vonovia SE	233,106	7,642,555
		398,259,093
Hong Kong — 1.8%
AIA Group Ltd.	3,150,400	24,863,961
CK Asset Holdings Ltd.	543,500	2,221,809
CK Infrastructure Holdings Ltd.	178,500	1,263,135
CLP Holdings Ltd.	518,000	4,400,204
Hang Lung Properties Ltd.	478,000	401,502
Hang Seng Bank Ltd.	206,600	2,527,171
Henderson Land Development Co. Ltd.	383,000	1,228,160
HKT Trust & HKT Ltd.	999,000	1,241,464
Hong Kong & China Gas Co. Ltd.	3,128,100	2,422,920
Hong Kong Exchanges & Clearing Ltd.	341,200	13,661,774
Jardine Matheson Holdings Ltd.	47,800	1,840,300
Link, REIT	732,000	3,410,694
MTR Corp. Ltd.	446,500	1,624,543
Power Assets Holdings Ltd.	391,000	2,604,556
Prudential plc	763,448	6,355,590
Sino Land Co. Ltd.	964,000	964,731
Sun Hung Kai Properties Ltd.	538,500	5,830,859
Swire Pacific Ltd., Class A	116,500	975,766
Swire Pacific Ltd., Class B	222,500	300,240
Swire Properties Ltd.	303,400	617,479
Techtronic Industries Co. Ltd.	417,500	6,039,324
WH Group Ltd. (b)	2,222,924	1,730,138
Wharf Real Estate Investment Co. Ltd.	439,000	1,319,894
		87,846,214
Ireland — 0.2%
Kerry Group plc, Class A	43,867	4,381,236
Kingspan Group plc	44,393	3,920,210
		8,301,446
Israel — 0.5%
Azrieli Group Ltd.	10,417	795,242
Bank Hapoalim BM	363,958	3,792,166
Bank Leumi Le-Israel BM	435,812	4,427,646
Elbit Systems Ltd.	6,559	1,502,399
ICL Group Ltd.	206,040	845,826
Israel Discount Bank Ltd., Class A	352,940	2,074,579
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — continued
Mizrahi Tefahot Bank Ltd.	43,023	1,773,950
Nice Ltd. *	18,115	3,147,652
Teva Pharmaceutical Industries Ltd. *	323,789	5,958,305
		24,317,765
Italy — 2.8%
A2A SpA	443,391	1,013,523
Amplifon SpA	37,148	1,037,695
Banca Mediolanum SpA	59,228	732,106
Banco BPM SpA	375,473	2,532,600
Buzzi SpA	23,709	928,866
Coca-Cola HBC AG	58,458	2,045,624
Davide Campari-Milano NV	162,437	1,090,564
DiaSorin SpA	6,150	667,955
Enel SpA	2,221,008	16,844,296
Eni SpA	620,611	9,453,884
Ferrari NV	34,792	16,608,630
FinecoBank Banca Fineco SpA	174,726	2,789,352
Generali	287,782	7,979,102
Hera SpA	257,295	984,296
Infrastrutture Wireless Italiane SpA (b)	99,501	1,121,852
Intesa Sanpaolo SpA	4,547,530	19,463,481
Leonardo SpA	114,594	2,731,440
Mediobanca Banca di Credito Finanziario SpA	167,951	2,770,734
Moncler SpA	61,307	3,406,064
Nexi SpA * (b)	178,630	1,129,084
Pirelli & C SpA (b)	77,925	425,809
Poste Italiane SpA (b)	130,828	1,839,617
Prysmian SpA	78,051	5,508,395
Recordati Industria Chimica e Farmaceutica SpA	27,723	1,572,949
Snam SpA	614,025	2,949,720
Telecom Italia SpA *	2,875,646	728,415
Telecom Italia SpA *	1,724,943	504,164
Terna - Rete Elettrica Nazionale	402,342	3,484,980
UniCredit SpA	460,608	20,376,936
		132,722,133
Japan — 23.9%
ABC-Mart, Inc.	29,900	585,855
Acom Co. Ltd.	126,100	296,292
Advantest Corp.	202,800	11,742,051
Aeon Co. Ltd.	243,600	5,968,967
AGC, Inc.	60,400	1,850,966
Aisin Corp.	142,800	1,484,745
Ajinomoto Co., Inc.	136,900	5,259,116
INVESTMENTS	SHARES	VALUE($)

Japan — continued
ANA Holdings, Inc.	44,000	866,656
Asahi Group Holdings Ltd.	435,000	5,222,294
Asahi Intecc Co. Ltd.	68,800	1,102,426
Asahi Kasei Corp.	397,100	2,739,469
Asics Corp.	206,300	3,603,421
Astellas Pharma, Inc.	514,900	6,028,618
Bandai Namco Holdings, Inc.	187,200	3,924,860
Bridgestone Corp.	167,100	5,954,628
Brother Industries Ltd.	74,000	1,441,316
Canon, Inc.	276,600	8,996,412
Capcom Co. Ltd.	92,100	1,822,518
Central Japan Railway Co.	281,500	5,829,650
Chiba Bank Ltd. (The)	204,300	1,490,923
Chubu Electric Power Co., Inc.	214,800	2,469,161
Chugai Pharmaceutical Co. Ltd.	188,800	8,983,385
Concordia Financial Group Ltd.	334,400	1,656,384
Dai Nippon Printing Co. Ltd.	130,700	2,268,479
Daifuku Co. Ltd.	104,400	1,962,380
Dai-ichi Life Holdings, Inc.	271,500	6,768,583
Daiichi Sankyo Co. Ltd.	548,700	17,859,220
Daikin Industries Ltd.	83,400	10,012,731
Daito Trust Construction Co. Ltd.	17,700	1,955,912
Daiwa House Industry Co. Ltd.	183,200	5,464,611
Daiwa Securities Group, Inc.	401,000	2,623,456
Denso Corp.	614,900	8,733,729
Dentsu Group, Inc.	65,800	2,031,099
Disco Corp.	26,200	7,454,812
East Japan Railway Co.	312,900	6,284,704
Eisai Co. Ltd.	77,800	2,635,873
ENEOS Holdings, Inc.	843,800	4,256,591
FANUC Corp.	258,900	6,868,959
Fast Retailing Co. Ltd.	49,700	15,890,159
Fuji Electric Co. Ltd.	39,200	1,996,374
FUJIFILM Holdings Corp.	344,400	8,192,698
Fujitsu Ltd.	484,400	9,312,997
Fukuoka Financial Group, Inc.	52,700	1,202,170
GLP J-REIT, REIT	1,328	1,167,738
Hamamatsu Photonics KK	83,000	1,097,480
Hankyu Hanshin Holdings, Inc.	66,000	1,794,544
Hikari Tsushin, Inc.	5,000	1,009,162
Hitachi Construction Machinery Co. Ltd.	30,700	666,087
Hitachi Ltd.	1,325,600	33,305,515
Honda Motor Co. Ltd.	1,378,800	13,866,747
Hoshizaki Corp.	33,900	1,114,233
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Hoya Corp.	100,100	13,392,784
Hulic Co. Ltd.	157,100	1,454,804
Ibiden Co. Ltd.	38,400	1,219,765
Idemitsu Kosan Co. Ltd.	292,100	1,991,374
Inpex Corp.	266,900	3,518,291
Isuzu Motors Ltd.	170,300	2,202,284
ITOCHU Corp.	389,600	19,272,667
Japan Airlines Co. Ltd.	41,000	657,561
Japan Exchange Group, Inc.	300,100	3,517,492
Japan Metropolitan Fund Invest, REIT	1,996	1,225,069
Japan Post Bank Co. Ltd.	398,800	3,561,822
Japan Post Holdings Co. Ltd.	588,500	5,429,555
Japan Post Insurance Co. Ltd.	53,500	881,584
Japan Real Estate Investment Corp., REIT	396	1,440,431
Japan Tobacco, Inc.	317,300	8,858,208
JFE Holdings, Inc.	179,800	2,164,680
Kajima Corp.	132,100	2,275,492
Kansai Electric Power Co., Inc. (The)	218,100	3,497,687
Kao Corp.	132,900	5,857,619
Kawasaki Heavy Industries Ltd.	45,800	1,753,606
Kawasaki Kisen Kaisha Ltd.	125,200	1,729,518
KDDI Corp.	425,600	13,269,951
Keisei Electric Railway Co. Ltd.	42,700	1,110,962
Keyence Corp.	53,500	24,150,632
Kikkoman Corp.	251,300	2,948,441
Kintetsu Group Holdings Co. Ltd.	53,000	1,231,801
Kirin Holdings Co. Ltd.	232,900	3,428,900
Kobe Bussan Co. Ltd. (a)	41,800	1,025,341
Koito Manufacturing Co. Ltd.	68,000	880,522
Komatsu Ltd.	271,700	7,033,037
Konami Group Corp.	26,000	2,383,157
Kubota Corp.	326,300	4,169,163
Kurita Water Industries Ltd.	32,100	1,203,902
Kyocera Corp.	388,000	3,934,983
Kyoto Financial Group, Inc.	83,300	1,222,542
Kyowa Kirin Co. Ltd.	72,100	1,188,335
Lasertec Corp. (a)	23,000	3,121,003
LY Corp.	727,400	1,984,192
M3, Inc.	127,600	1,311,414
Makita Corp.	71,900	2,347,671
Marubeni Corp.	481,600	7,199,551
MatsukiyoCocokara & Co.	113,800	1,549,351
Mazda Motor Corp.	170,000	1,201,814
McDonald's Holdings Co. Japan Ltd.	24,700	1,046,711
INVESTMENTS	SHARES	VALUE($)

Japan — continued
MEIJI Holdings Co. Ltd.	76,400	1,785,047
MINEBEA MITSUMI, Inc.	108,300	1,906,565
MISUMI Group, Inc.	80,300	1,306,927
Mitsubishi Chemical Group Corp.	406,300	2,192,431
Mitsubishi Corp.	1,156,800	21,162,589
Mitsubishi Electric Corp.	585,900	10,307,464
Mitsubishi Estate Co. Ltd.	362,600	5,362,139
Mitsubishi HC Capital, Inc.	240,200	1,608,437
Mitsubishi Heavy Industries Ltd.	960,800	13,563,567
Mitsubishi Motors Corp.	196,100	582,620
Mitsubishi UFJ Financial Group, Inc.	3,336,700	35,169,632
Mitsui & Co. Ltd.	855,400	17,439,595
Mitsui Chemicals, Inc.	52,900	1,208,544
Mitsui Fudosan Co. Ltd.	801,700	6,840,390
Mitsui OSK Lines Ltd.	103,700	3,530,525
Mizuho Financial Group, Inc.	725,000	15,058,978
MonotaRO Co. Ltd.	72,400	1,092,252
MS&AD Insurance Group Holdings, Inc.	368,100	8,142,127
Murata Manufacturing Co. Ltd.	535,300	9,352,287
NEC Corp.	72,700	6,186,071
Nexon Co. Ltd. (a)	119,300	2,067,703
NGK Insulators Ltd.	84,700	1,043,427
NIDEC Corp.	289,300	5,763,094
Nintendo Co. Ltd.	302,300	15,968,388
Nippon Building Fund, Inc., REIT	2,318	1,990,911
Nippon Express Holdings, Inc.	23,200	1,143,805
Nippon Paint Holdings Co. Ltd.	277,300	2,122,309
Nippon Prologis REIT, Inc., REIT (a)	701	1,127,827
Nippon Sanso Holdings Corp.	56,100	1,947,344
Nippon Steel Corp.	271,900	5,440,551
Nippon Telegraph & Telephone Corp.	7,944,600	7,665,232
Nippon Yusen KK	130,300	4,362,371
Nissan Chemical Corp.	37,200	1,256,438
Nissan Motor Co. Ltd.	635,400	1,692,739
Nissin Foods Holdings Co. Ltd.	68,800	1,852,574
Niterra Co. Ltd.	57,400	1,626,794
Nitori Holdings Co. Ltd.	23,300	2,967,364
Nitto Denko Corp.	198,500	3,266,068
Nomura Holdings, Inc.	840,100	4,307,952
Nomura Real Estate Holdings, Inc.	30,200	743,516
Nomura Real Estate Master Fund, Inc., REIT	1,229	1,160,194
Nomura Research Institute Ltd.	116,200	3,475,938
NTT Data Group Corp.	168,800	2,670,455
Obayashi Corp.	200,300	2,455,523
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Obic Co. Ltd.	92,600	3,025,930
Odakyu Electric Railway Co. Ltd.	95,800	1,005,124
Olympus Corp.	332,300	5,849,242
Omron Corp.	54,400	2,147,784
Ono Pharmaceutical Co. Ltd.	124,700	1,557,527
Oracle Corp.	9,600	918,366
Oriental Land Co. Ltd.	315,200	7,617,488
ORIX Corp.	330,300	6,959,382
Osaka Gas Co. Ltd.	117,400	2,515,725
Otsuka Corp.	70,500	1,582,264
Otsuka Holdings Co. Ltd.	137,100	8,282,316
Pan Pacific International Holdings Corp.	152,700	3,788,228
Panasonic Holdings Corp.	635,900	5,233,482
Rakuten Group, Inc. *	419,900	2,506,197
Recruit Holdings Co. Ltd.	440,200	26,879,725
Renesas Electronics Corp.	420,600	5,635,334
Resona Holdings, Inc.	649,500	4,285,249
Ricoh Co. Ltd.	169,000	1,830,723
Rohm Co. Ltd.	96,600	1,064,999
SBI Holdings, Inc.	85,600	1,879,700
SCREEN Holdings Co. Ltd.	26,100	1,666,242
SCSK Corp.	43,500	811,697
Secom Co. Ltd.	120,500	4,285,331
Seiko Epson Corp.	86,800	1,577,648
Sekisui Chemical Co. Ltd.	111,100	1,567,943
Sekisui House Ltd.	179,400	4,332,792
Seven & i Holdings Co. Ltd.	684,100	9,851,001
SG Holdings Co. Ltd.	120,600	1,209,419
Shimadzu Corp.	83,900	2,474,870
Shimano, Inc.	23,700	3,481,760
Shimizu Corp.	169,700	1,124,250
Shin-Etsu Chemical Co. Ltd.	570,300	20,898,053
Shionogi & Co. Ltd.	243,000	3,470,709
Shiseido Co. Ltd.	114,900	2,480,107
SMC Corp.	15,600	6,622,926
SoftBank Corp.	8,014,000	10,088,851
SoftBank Group Corp.	276,400	16,478,551
Sojitz Corp.	63,980	1,307,542
Sompo Holdings, Inc.	269,000	5,767,114
Sony Group Corp.	1,690,600	29,750,362
Square Enix Holdings Co. Ltd.	22,300	870,962
Subaru Corp.	170,200	3,039,641
SUMCO Corp.	98,200	938,932
Sumitomo Corp.	350,800	7,400,622
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Sumitomo Electric Industries Ltd.	225,200	3,464,153
Sumitomo Metal Mining Co. Ltd.	76,000	2,101,293
Sumitomo Mitsui Financial Group, Inc.	1,123,200	23,828,173
Sumitomo Mitsui Trust Group, Inc.	207,100	4,541,770
Sumitomo Realty & Development Co. Ltd.	135,500	4,019,437
Suntory Beverage & Food Ltd.	36,400	1,227,933
Suzuki Motor Corp.	524,700	5,206,774
Sysmex Corp.	169,500	3,144,805
T&D Holdings, Inc.	149,100	2,379,971
Taisei Corp.	51,000	2,147,686
Takeda Pharmaceutical Co. Ltd.	448,200	12,505,325
TDK Corp.	542,400	6,376,073
Terumo Corp.	427,700	8,145,676
TIS, Inc.	68,400	1,705,654
Tobu Railway Co. Ltd.	57,200	925,631
Toho Co. Ltd.	34,300	1,309,854
Tokio Marine Holdings, Inc.	561,600	20,226,678
Tokyo Century Corp.	47,100	479,184
Tokyo Electric Power Co. Holdings, Inc. *	206,100	832,338
Tokyo Electron Ltd.	127,700	18,791,446
Tokyo Gas Co. Ltd.	114,800	2,832,448
Tokyu Corp.	170,600	2,103,227
Tokyu Fudosan Holdings Corp.	169,700	1,058,998
TOPPAN Holdings, Inc.	86,300	2,524,383
Toray Industries, Inc.	456,400	2,481,936
Tosoh Corp.	90,000	1,118,304
TOTO Ltd.	45,800	1,277,812
Toyo Suisan Kaisha Ltd.	29,300	1,721,193
Toyota Industries Corp.	49,100	3,403,713
Toyota Motor Corp.	3,312,900	57,082,580
Toyota Tsusho Corp.	202,500	3,442,240
Trend Micro, Inc.	35,400	1,852,213
Unicharm Corp.	111,800	3,604,988
West Japan Railway Co.	137,500	2,443,888
Yakult Honsha Co. Ltd.	82,700	1,797,162
Yamaha Motor Co. Ltd.	258,000	2,255,183
Yamato Holdings Co. Ltd.	89,300	947,134
Yaskawa Electric Corp.	73,500	2,106,474
Yokogawa Electric Corp.	75,400	1,671,754
Zensho Holdings Co. Ltd.	29,400	1,474,971
ZOZO, Inc.	38,200	1,238,653
		1,141,740,747
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	43,983	1,053,384
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Luxembourg — 0.2%
ArcelorMittal SA	128,708	3,183,504
CVC Capital Partners plc * (b)	176,293	3,699,103
Eurofins Scientific SE	36,971	1,823,483
		8,706,090
Macau — 0.1%
Galaxy Entertainment Group Ltd.	646,000	2,875,074
Sands China Ltd. *	666,400	1,695,507
		4,570,581
Mexico — 0.0% ^
Fresnillo plc	48,856	464,899
Netherlands — 3.8%
Adyen NV * (b)	8,744	13,357,852
Aegon Ltd.	379,852	2,397,558
Akzo Nobel NV	48,785	3,113,140
Argenx SE *	16,900	9,965,187
ASM International NV	12,587	7,029,930
ASML Holding NV	112,593	75,789,905
EXOR NV	28,516	3,011,838
HAL Trust	10,217	1,266,865
Heineken Holding NV	37,387	2,590,475
Heineken NV	80,472	6,600,050
ING Groep NV	923,544	15,672,903
JDE Peet's NV	34,099	769,835
Koninklijke Ahold Delhaize NV	260,360	8,583,992
Koninklijke KPN NV	1,127,482	4,406,522
Koninklijke Philips NV *	226,666	5,963,315
NN Group NV	78,350	3,846,382
Universal Music Group NV	270,920	6,818,026
Wolters Kluwer NV	67,944	11,420,280
		182,604,055
New Zealand — 0.2%
Auckland International Airport Ltd.	374,243	1,632,901
Contact Energy Ltd.	224,669	1,153,505
Fisher & Paykel Healthcare Corp. Ltd.	155,905	3,341,215
Mercury NZ Ltd.	191,720	754,626
Meridian Energy Ltd.	351,310	1,247,632
Spark New Zealand Ltd.	519,446	901,232
		9,031,111
Norway — 0.6%
Aker ASA, Class A	6,576	343,841
Aker BP ASA	87,799	1,878,695
AutoStore Holdings Ltd. * (b)	252,989	233,940
INVESTMENTS	SHARES	VALUE($)

Norway — continued
DNB Bank ASA	212,502	4,403,676
Equinor ASA	215,250	5,114,815
Gjensidige Forsikring ASA	47,355	854,527
Kongsberg Gruppen ASA	25,002	2,609,990
Mowi ASA (a)	126,806	2,186,129
Norsk Hydro ASA	374,487	2,324,572
Orkla ASA	213,813	1,975,322
Salmar ASA	21,647	1,098,073
Schibsted ASA, Class A	20,130	677,820
Schibsted ASA, Class B	27,056	848,522
Storebrand ASA	126,574	1,443,360
Telenor ASA	180,307	2,214,458
Var Energi ASA	231,498	730,116
		28,937,856
Poland — 0.3%
Allegro.eu SA * (b)	178,745	1,572,872
Bank Polska Kasa Opieki SA	60,094	2,102,464
Dino Polska SA * (b)	13,648	1,130,983
ING Bank Slaski SA	9,270	575,503
KGHM Polska Miedz SA	38,915	1,456,499
LPP SA	327	1,190,058
ORLEN SA	166,438	2,173,193
Powszechna Kasa Oszczednosci Bank Polski SA	245,387	3,409,468
Powszechny Zaklad Ubezpieczen SA	162,104	1,607,618
Santander Bank Polska SA	9,523	1,067,892
		16,286,550
Portugal — 0.1%
EDP SA	810,678	3,191,557
Galp Energia SGPS SA	125,433	2,143,887
Jeronimo Martins SGPS SA	78,545	1,526,765
		6,862,209
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.3%
CapitaLand Ascendas, REIT	1,081,900	2,192,480
CapitaLand Integrated Commercial Trust, REIT	1,377,537	2,092,864
CapitaLand Investment Ltd.	683,600	1,444,166
City Developments Ltd.	132,100	517,727
DBS Group Holdings Ltd.	598,650	17,357,741
Genting Singapore Ltd.	1,622,600	1,021,927
Jardine Cycle & Carriage Ltd.	25,400	531,800
Keppel Ltd.	404,800	1,948,892
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Mapletree Pan Asia Commercial Trust, REIT	686,700	674,438
Oversea-Chinese Banking Corp. Ltd.	931,400	10,686,048
Singapore Airlines Ltd.	395,550	1,929,537
Singapore Exchange Ltd.	234,900	2,012,857
Singapore Technologies Engineering Ltd.	444,900	1,525,341
Singapore Telecommunications Ltd.	2,240,200	5,285,153
STMicroelectronics NV	186,615	5,072,652
United Overseas Bank Ltd.	384,000	9,334,676
		63,628,299
South Africa — 0.2%
Anglo American plc	346,917	10,754,572
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	57,858	2,774,606
Aena SME SA (b)	21,014	4,657,126
Amadeus IT Group SA	124,651	9,036,365
Banco Bilbao Vizcaya Argentaria SA	1,647,597	16,401,298
Banco Santander SA	4,415,481	21,571,367
CaixaBank SA	1,122,842	6,842,333
Cellnex Telecom SA (b)	168,131	6,174,740
EDP Renovaveis SA	71,551	969,774
Endesa SA	90,573	1,954,663
Iberdrola SA	1,660,387	24,664,288
Industria de Diseno Textil SA	317,145	18,081,921
Naturgy Energy Group SA	35,976	895,760
Redeia Corp. SA	107,924	1,998,286
Repsol SA	327,350	4,097,892
Telefonica SA	1,349,097	6,330,844
		126,451,263
Sweden — 3.4%
Alfa Laval AB	82,775	3,664,427
Assa Abloy AB, Class B	301,416	9,441,176
Atlas Copco AB, Class A	724,172	11,951,313
Atlas Copco AB, Class B	446,669	6,494,435
Axfood AB	30,584	682,894
Beijer Ref AB (a)	105,037	1,582,237
Boliden AB	78,251	2,448,015
Castellum AB *	121,216	1,517,954
Epiroc AB, Class A	178,115	3,478,641
Epiroc AB, Class B	111,583	1,922,245
EQT AB	200,509	5,817,373
Essity AB, Class A	6,196	174,170
Essity AB, Class B	173,376	4,894,763
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Evolution AB (b)	53,694	5,076,598
Fastighets AB Balder, Class B *	189,987	1,478,011
Getinge AB, Class B	62,024	1,097,246
H & M Hennes & Mauritz AB, Class B (a)	162,319	2,419,737
Hexagon AB, Class B	603,271	5,640,058
Holmen AB, Class B	22,339	882,793
Husqvarna AB, Class B (a)	97,931	632,464
Industrivarden AB, Class A	35,581	1,227,215
Industrivarden AB, Class C	44,288	1,522,266
Indutrade AB	76,530	2,082,439
Investment AB Latour, Class B	41,353	1,141,414
Investor AB, Class A	162,702	4,619,263
Investor AB, Class B	498,346	14,105,217
L E Lundbergforetagen AB, Class B	21,325	1,055,797
Lifco AB, Class B	64,637	1,928,635
Nibe Industrier AB, Class B	469,410	2,275,954
Nordnet AB publ	44,773	931,626
Saab AB, Class B	102,624	2,107,773
Sagax AB, Class B	61,382	1,479,236
Sagax AB, Class D	31,054	93,008
Sandvik AB	266,701	5,249,636
Securitas AB, Class B	150,660	1,772,347
Skandinaviska Enskilda Banken AB, Class A	398,954	5,634,534
Skandinaviska Enskilda Banken AB, Class C	5,534	79,261
Skanska AB, Class B	90,191	1,836,114
SKF AB, Class A	3,592	68,029
SKF AB, Class B	102,898	1,951,762
SSAB AB, Class A	68,089	327,606
SSAB AB, Class B	160,845	758,735
Svenska Cellulosa AB SCA, Class A	5,310	69,568
Svenska Cellulosa AB SCA, Class B	160,785	2,128,674
Svenska Handelsbanken AB, Class A	396,778	4,122,777
Svenska Handelsbanken AB, Class B (a)	9,987	134,509
Swedbank AB, Class A	282,615	5,734,406
Swedish Orphan Biovitrum AB *	45,965	1,436,602
Tele2 AB, Class B	157,985	1,655,539
Telefonaktiebolaget LM Ericsson, Class A	15,586	130,486
Telefonaktiebolaget LM Ericsson, Class B	749,431	6,283,310
Telia Co. AB (a)	643,624	1,871,871
Trelleborg AB, Class B	60,400	2,009,214
Volvo AB, Class A	48,402	1,270,019
Volvo AB, Class B	426,364	11,105,433
Volvo Car AB, Class B * (a)	150,020	324,151
		161,820,976
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 5.7%
ABB Ltd. (Registered)	455,905	25,335,160
Chocoladefabriken Lindt & Spruengli AG	289	3,409,106
Chocoladefabriken Lindt & Spruengli AG (Registered)	31	3,610,546
Cie Financiere Richemont SA (Registered)	152,700	22,233,196
DSM-Firmenich AG	61,736	7,320,860
EMS-Chemie Holding AG (Registered)	1,951	1,500,436
Galderma Group AG *	15,534	1,453,653
Geberit AG (Registered)	9,599	6,013,663
Givaudan SA (Registered)	2,639	12,528,523
Julius Baer Group Ltd.	56,486	3,444,042
Kuehne + Nagel International AG (Registered)	14,110	3,522,406
Lonza Group AG (Registered)	20,003	12,308,407
Novartis AG (Registered)	553,857	60,096,964
Partners Group Holding AG	6,152	8,464,099
Sandoz Group AG	112,835	5,143,953
Schindler Holding AG	11,649	3,390,186
Schindler Holding AG (Registered)	5,920	1,687,747
SGS SA (Registered)	43,663	4,622,463
Sika AG (Registered)	45,860	12,772,799
Sonova Holding AG (Registered)	13,965	5,110,318
Straumann Holding AG (Registered)	31,773	4,188,934
Swatch Group AG (The)	8,268	1,696,619
Swatch Group AG (The) (Registered)	15,087	611,281
Swiss Life Holding AG (Registered)	7,922	6,450,887
Swisscom AG (Registered)	7,259	4,422,772
UBS Group AG (Registered)	916,644	28,038,295
Zurich Insurance Group AG	41,100	24,232,775
		273,610,090
United Arab Emirates — 0.0%
NMC Health plc ‡ *	300	—
United Kingdom — 11.5%
3i Group plc	278,551	11,422,741
Admiral Group plc	63,706	2,108,067
Ashtead Group plc	125,020	9,352,451
Associated British Foods plc	94,011	2,702,038
AstraZeneca plc	443,525	63,110,771
Auto Trader Group plc (b)	248,725	2,685,606
Aviva plc	773,393	4,532,317
B&M European Value Retail SA	260,271	1,302,135
BAE Systems plc	864,057	13,926,274
Barclays plc	4,212,179	12,912,448
Barratt Redrow plc	390,771	2,251,461
Berkeley Group Holdings plc	29,293	1,671,600
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
British American Tobacco plc	567,125	19,831,856
BT Group plc	1,804,128	3,221,433
Bunzl plc	92,872	4,088,649
Burberry Group plc	98,943	1,005,744
Centrica plc	1,523,984	2,306,977
CK Hutchison Holdings Ltd.	766,500	4,031,122
Coca-Cola Europacific Partners plc	58,582	4,452,232
Compass Group plc	488,995	15,880,809
ConvaTec Group plc (b)	464,373	1,280,942
Croda International plc	37,139	1,782,070
DCC plc	28,244	1,786,829
Diageo plc	636,286	19,649,643
DS Smith plc	394,175	2,771,309
Entain plc	182,230	1,752,597
Flutter Entertainment plc *	45,561	10,658,195
Halma plc	108,643	3,470,674
Hargreaves Lansdown plc	100,799	1,414,595
Hiscox Ltd.	99,042	1,381,819
Howden Joinery Group plc	151,339	1,646,584
HSBC Holdings plc	5,294,083	48,589,217
Imperial Brands plc	246,959	7,452,735
Informa plc	376,107	3,929,138
InterContinental Hotels Group plc	45,285	4,994,825
Intermediate Capital Group plc	83,072	2,206,759
International Consolidated Airlines Group SA	1,049,360	2,858,243
Intertek Group plc	46,177	2,772,076
J Sainsbury plc	466,246	1,605,189
JD Sports Fashion plc	714,280	1,145,338
Kingfisher plc	532,418	2,013,499
Land Securities Group plc, REIT	201,410	1,564,288
Legal & General Group plc	1,707,459	4,789,226
Lloyds Banking Group plc	17,808,846	12,223,998
London Stock Exchange Group plc	136,996	18,567,875
M&G plc	646,791	1,620,372
Melrose Industries plc	348,937	2,137,027
National Grid plc	1,398,151	17,555,393
NatWest Group plc	1,777,266	8,421,131
Next plc	33,832	4,280,240
Pearson plc	193,575	2,842,519
Persimmon plc	91,408	1,732,298
Phoenix Group Holdings plc	213,747	1,357,861
Reckitt Benckiser Group plc	201,678	12,234,600
RELX plc	535,177	24,543,059
Rentokil Initial plc	692,975	3,475,807
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Rightmove plc	227,366	1,731,293
Rolls-Royce Holdings plc *	2,433,767	16,793,963
Sage Group plc (The)	277,746	3,471,205
Schroders plc	263,874	1,169,182
Segro plc, REIT	350,396	3,550,344
Severn Trent plc	75,554	2,499,492
Smith & Nephew plc	249,698	3,104,449
Smiths Group plc	99,452	1,962,471
Spirax Group plc	21,124	1,763,229
SSE plc	312,727	7,106,217
Standard Chartered plc	607,478	7,044,549
Taylor Wimpey plc	1,010,872	1,911,239
Tesco plc	1,959,807	8,653,864
Unilever plc	702,284	42,840,750
United Utilities Group plc	189,451	2,500,269
Vodafone Group plc	5,989,600	5,569,823
Weir Group plc (The)	72,208	1,944,566
Whitbread plc	48,673	1,893,716
Wise plc, Class A *	199,137	1,816,358
WPP plc	307,577	3,232,919
		545,864,599
United States — 8.8%
Alcon AG	140,736	12,926,998
BP plc	4,716,085	23,065,519
CSL Ltd.	138,246	25,956,424
Experian plc	262,923	12,832,171
Ferrovial SE	139,453	5,596,644
GSK plc	1,161,300	20,971,424
Haleon plc	1,912,930	9,193,668
Holcim AG	137,260	13,479,031
James Hardie Industries plc, CHDI *	125,257	3,994,853
Nestle SA (Registered)	735,070	69,458,707
QIAGEN NV *	63,226	2,679,424
Roche Holding AG	197,461	61,193,857
Roche Holding AG	8,316	2,826,296
Sanofi SA	324,915	34,336,960
Schneider Electric SE	154,372	39,989,875
Shell plc	1,789,842	59,758,029
Stellantis NV	611,133	8,373,950
Swiss Re AG	79,877	10,199,282
Tenaris SA	113,445	1,869,060
		418,702,172
Total Common Stocks (Cost $4,174,055,529)		4,725,129,767
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (c) (d) (Cost $19,826,097)	19,826,097	19,826,097
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $15,951,317)	15,951,317	15,951,317
Total Short-Term Investments (Cost $35,777,414)		35,777,414
Total Investments — 99.9% (Cost $4,209,832,943)		4,760,907,181
Other Assets in Excess of Liabilities — 0.1%		7,110,359
NET ASSETS — 100.0%		4,768,017,540

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $14,623,602.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.3%
Pharmaceuticals	9.3
Insurance	5.5
Oil, Gas & Consumable Fuels	3.6
Capital Markets	3.2
Semiconductors & Semiconductor Equipment	3.1
Automobiles	3.0
Chemicals	3.0
Machinery	3.0
Metals & Mining	2.8
Textiles, Apparel & Luxury Goods	2.6
Food Products	2.5
Electrical Equipment	2.3
Aerospace & Defense	2.3
Health Care Equipment & Supplies	2.2
Trading Companies & Distributors	2.1
Industrial Conglomerates	1.9
Personal Care Products	1.9
Professional Services	1.9
Software	1.9
Diversified Telecommunication Services	1.8
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.6
Beverages	1.6
Electronic Equipment, Instruments & Components	1.3
Financial Services	1.3
Consumer Staples Distribution & Retail	1.2
Real Estate Management & Development	1.2
Household Durables	1.0
Wireless Telecommunication Services	1.0
Building Products	1.0
Others (each less than 1.0%)	15.0
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	356	12/20/2024	USD	41,906,540	(1,822,898)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Air Freight & Logistics — 0.3%
Nippon Express Holdings, Inc.	234,200	11,546,518
SG Holdings Co. Ltd.	1,231,600	12,350,915
Yamato Holdings Co. Ltd.	919,200	9,749,221
		33,646,654
Automobile Components — 1.9%
Aisin Corp.	1,474,600	15,331,971
Bridgestone Corp.	1,708,200	60,871,909
Denso Corp.	6,274,200	89,115,568
Koito Manufacturing Co. Ltd.	677,100	8,767,671
Niterra Co. Ltd.	585,300	16,588,199
Sumitomo Electric Industries Ltd.	2,271,600	34,943,032
		225,618,350
Automobiles — 7.5%
Honda Motor Co. Ltd.	14,052,200	141,324,562
Isuzu Motors Ltd.	1,744,400	22,558,211
Mazda Motor Corp.	1,741,200	12,309,404
Mitsubishi Motors Corp.	1,992,300	5,919,196
Nissan Motor Co. Ltd. (a)	6,460,300	17,210,581
Subaru Corp.	1,743,800	31,142,930
Suzuki Motor Corp.	5,344,400	53,034,276
Toyota Motor Corp.	33,740,700	581,365,632
Yamaha Motor Co. Ltd.	2,645,900	23,127,867
		887,992,659
Banks — 8.0%
Chiba Bank Ltd. (The)	2,083,800	15,206,979
Concordia Financial Group Ltd.	3,419,700	16,938,800
Fukuoka Financial Group, Inc.	550,800	12,564,616
Japan Post Bank Co. Ltd.	4,056,500	36,230,017
Kyoto Financial Group, Inc.	851,000	12,489,598
Mitsubishi UFJ Financial Group, Inc.	33,972,100	358,074,218
Mizuho Financial Group, Inc.	7,383,000	153,352,326
Resona Holdings, Inc.	6,619,400	43,673,252
Sumitomo Mitsui Financial Group, Inc.	11,432,400	242,533,126
Sumitomo Mitsui Trust Group, Inc.	2,115,400	46,391,401
		937,454,333
Beverages — 0.9%
Asahi Group Holdings Ltd.	4,427,400	53,152,149
Kirin Holdings Co. Ltd.	2,364,400	34,810,184
Suntory Beverage & Food Ltd. (a)	364,600	12,299,568
		100,261,901
INVESTMENTS	SHARES	VALUE($)

Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,544,900	38,326,346
Rakuten Group, Inc. *	4,295,800	25,639,726
		63,966,072
Building Products — 1.1%
AGC, Inc.	616,900	18,904,982
Daikin Industries Ltd.	852,600	102,360,368
TOTO Ltd.	473,100	13,199,405
		134,464,755
Capital Markets — 1.1%
Daiwa Securities Group, Inc.	4,081,300	26,701,026
Japan Exchange Group, Inc.	3,031,400	35,531,238
Nomura Holdings, Inc.	8,548,700	43,836,915
SBI Holdings, Inc.	877,400	19,266,929
		125,336,108
Chemicals — 3.4%
Asahi Kasei Corp.	4,037,100	27,850,691
Mitsubishi Chemical Group Corp.	4,142,200	22,351,683
Mitsui Chemicals, Inc.	554,000	12,656,585
Nippon Paint Holdings Co. Ltd. (a)	2,824,800	21,619,542
Nippon Sanso Holdings Corp.	572,500	19,872,628
Nissan Chemical Corp.	375,500	12,682,593
Nitto Denko Corp.	2,017,000	33,187,196
Shin-Etsu Chemical Co. Ltd.	5,815,200	213,091,982
Toray Industries, Inc.	4,663,200	25,358,815
Tosoh Corp.	926,700	11,514,805
		400,186,520
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	1,331,600	23,111,755
Secom Co. Ltd.	1,227,400	43,649,915
TOPPAN Holdings, Inc.	885,800	25,910,759
		92,672,429
Construction & Engineering — 0.7%
Kajima Corp.	1,357,700	23,387,100
Obayashi Corp.	2,038,300	24,987,982
Shimizu Corp.	1,737,900	11,513,455
Taisei Corp.	519,600	21,881,135
		81,769,672
Consumer Finance — 0.0% ^
Acom Co. Ltd.	1,308,300	3,074,060
Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	2,482,500	60,829,067
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Kobe Bussan Co. Ltd. (a)	427,600	10,488,899
MatsukiyoCocokara & Co.	1,153,500	15,704,540
Seven & i Holdings Co. Ltd.	6,965,500	100,302,804
		187,325,310
Diversified REITs — 0.1%
Nomura Real Estate Master Fund, Inc.	12,539	11,837,004
Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	80,869,100	78,025,380
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	2,202,100	25,313,494
Kansai Electric Power Co., Inc. (The)	2,240,900	35,937,493
Tokyo Electric Power Co. Holdings, Inc. *	2,111,800	8,528,540
		69,779,527
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	398,200	20,279,493
Mitsubishi Electric Corp.	5,944,800	104,584,079
NIDEC Corp.	2,944,600	58,658,855
		183,522,427
Electronic Equipment, Instruments & Components — 4.5%
Hamamatsu Photonics KK	852,600	11,273,631
Ibiden Co. Ltd.	388,900	12,353,294
Keyence Corp.	545,500	246,246,163
Kyocera Corp.	3,934,800	39,905,596
Murata Manufacturing Co. Ltd.	5,464,200	95,465,662
Omron Corp.	554,600	21,896,343
Shimadzu Corp.	858,200	25,315,057
TDK Corp.	5,521,300	64,904,520
Yokogawa Electric Corp.	761,200	16,877,179
		534,237,445
Entertainment — 2.1%
Capcom Co. Ltd.	951,100	18,820,808
Konami Group Corp.	263,200	24,124,881
Nexon Co. Ltd. (a)	1,212,700	21,018,465
Nintendo Co. Ltd.	3,079,200	162,652,532
Square Enix Holdings Co. Ltd.	225,800	8,818,983
Toho Co. Ltd.	342,400	13,075,631
		248,511,300
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,444,100	16,366,278
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
ORIX Corp.	3,373,300	71,075,031
Tokyo Century Corp.	487,300	4,957,669
		92,398,978
Food Products — 1.3%
Ajinomoto Co., Inc.	1,394,600	53,574,607
Kikkoman Corp.	2,570,500	30,159,040
MEIJI Holdings Co. Ltd.	773,300	18,067,757
Nissin Foods Holdings Co. Ltd.	687,100	18,501,505
Toyo Suisan Kaisha Ltd.	297,300	17,464,529
Yakult Honsha Co. Ltd.	845,000	18,362,784
		156,130,222
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,191,300	25,527,966
Tokyo Gas Co. Ltd.	1,161,900	28,667,431
		54,195,397
Ground Transportation — 2.0%
Central Japan Railway Co.	2,866,200	59,356,808
East Japan Railway Co.	3,175,800	63,787,031
Hankyu Hanshin Holdings, Inc.	671,100	18,247,250
Keisei Electric Railway Co. Ltd.	437,800	11,390,609
Kintetsu Group Holdings Co. Ltd.	554,100	12,878,127
Odakyu Electric Railway Co. Ltd.	993,400	10,422,650
Tobu Railway Co. Ltd.	602,200	9,745,018
Tokyu Corp.	1,748,400	21,554,993
West Japan Railway Co.	1,419,700	25,233,366
		232,615,852
Health Care Equipment & Supplies — 2.7%
Asahi Intecc Co. Ltd.	686,900	11,006,635
Hoya Corp.	1,021,000	136,603,722
Olympus Corp.	3,395,000	59,759,784
Sysmex Corp.	1,735,500	32,199,467
Terumo Corp.	4,338,400	82,626,141
		322,195,749
Health Care Technology — 0.1%
M3, Inc.	1,307,100	13,433,771
Hotels, Restaurants & Leisure — 0.9%
McDonald's Holdings Co. Japan Ltd.	250,400	10,611,192
Oriental Land Co. Ltd.	3,201,400	77,368,734
Zensho Holdings Co. Ltd.	298,700	14,985,505
		102,965,431
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 3.5%
Panasonic Holdings Corp.	6,466,000	53,215,437
Sekisui Chemical Co. Ltd.	1,121,600	15,829,031
Sekisui House Ltd.	1,827,500	44,136,992
Sony Group Corp.	17,207,100	302,802,232
		415,983,692
Household Products — 0.3%
Unicharm Corp.	1,127,600	36,359,434
Industrial Conglomerates — 3.0%
Hikari Tsushin, Inc.	51,100	10,313,631
Hitachi Ltd.	13,494,900	339,057,475
		349,371,106
Industrial REITs — 0.2%
GLP J-REIT	13,650	12,002,732
Nippon Prologis REIT, Inc.	7,014	11,284,707
		23,287,439
Insurance — 4.3%
Dai-ichi Life Holdings, Inc.	2,752,900	68,630,685
Japan Post Holdings Co. Ltd.	5,974,400	55,120,363
Japan Post Insurance Co. Ltd.	559,700	9,222,853
MS&AD Insurance Group Holdings, Inc.	3,748,300	82,909,899
Sompo Holdings, Inc.	2,724,000	58,400,067
T&D Holdings, Inc.	1,506,600	24,048,720
Tokio Marine Holdings, Inc.	5,716,800	205,897,212
		504,229,799
Interactive Media & Services — 0.2%
LY Corp.	7,409,500	20,211,538
IT Services — 2.5%
Fujitsu Ltd.	4,933,800	94,856,455
NEC Corp.	739,500	62,924,335
Nomura Research Institute Ltd.	1,178,500	35,252,954
NTT Data Group Corp.	1,727,800	27,334,194
Obic Co. Ltd.	949,700	31,033,756
Otsuka Corp.	706,300	15,851,819
SCSK Corp.	449,100	8,380,069
TIS, Inc.	682,300	17,014,150
		292,647,732
Leisure Products — 0.6%
Bandai Namco Holdings, Inc.	1,889,800	39,621,799
Shimano, Inc.	240,100	35,273,020
		74,894,819
INVESTMENTS	SHARES	VALUE($)

Machinery — 4.9%
Daifuku Co. Ltd.	1,044,000	19,623,796
FANUC Corp.	2,637,600	69,979,010
Hitachi Construction Machinery Co. Ltd.	300,900	6,528,520
Hoshizaki Corp.	337,800	11,102,890
Kawasaki Heavy Industries Ltd.	472,600	18,095,067
Komatsu Ltd.	2,755,200	71,319,187
Kubota Corp.	3,327,900	42,520,864
Kurita Water Industries Ltd.	317,000	11,889,002
Makita Corp.	721,400	23,555,074
MINEBEA MITSUMI, Inc.	1,088,500	19,162,476
MISUMI Group, Inc.	819,700	13,341,075
Mitsubishi Heavy Industries Ltd.	9,778,700	138,045,437
NGK Insulators Ltd.	867,700	10,689,278
SMC Corp.	158,900	67,460,448
Toyota Industries Corp.	500,800	34,716,484
Yaskawa Electric Corp.	738,500	21,165,044
		579,193,652
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd. (a)	1,279,600	17,676,448
Mitsui OSK Lines Ltd. (a)	1,053,900	35,880,621
Nippon Yusen KK	1,337,100	44,765,355
		98,322,424
Media — 0.2%
Dentsu Group, Inc.	668,300	20,628,923
Metals & Mining — 0.8%
JFE Holdings, Inc.	1,852,500	22,302,946
Nippon Steel Corp.	2,756,700	55,159,861
Sumitomo Metal Mining Co. Ltd.	768,500	21,247,942
		98,710,749
Office REITs — 0.3%
Japan Real Estate Investment Corp.	4,034	14,673,485
Nippon Building Fund, Inc.	23,908	20,534,382
		35,207,867
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings, Inc.	8,590,900	43,337,219
Idemitsu Kosan Co. Ltd.	2,986,560	20,360,693
Inpex Corp.	2,701,100	35,606,052
		99,303,964
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 0.1%
ANA Holdings, Inc.	451,800	8,898,984
Japan Airlines Co. Ltd.	419,600	6,729,579
		15,628,563
Personal Care Products — 0.7%
Kao Corp.	1,353,700	59,664,856
Shiseido Co. Ltd.	1,163,000	25,103,259
		84,768,115
Pharmaceuticals — 5.4%
Astellas Pharma, Inc.	5,233,400	61,274,367
Chugai Pharmaceutical Co. Ltd.	1,920,500	91,380,251
Daiichi Sankyo Co. Ltd.	5,584,800	181,775,421
Eisai Co. Ltd.	790,300	26,775,456
Kyowa Kirin Co. Ltd.	724,400	11,939,392
Ono Pharmaceutical Co. Ltd.	1,274,900	15,923,748
Otsuka Holdings Co. Ltd.	1,397,300	84,411,963
Shionogi & Co. Ltd.	2,477,400	35,384,091
Takeda Pharmaceutical Co. Ltd.	4,569,800	127,502,972
		636,367,661
Professional Services — 2.3%
Recruit Holdings Co. Ltd.	4,479,200	273,511,280
Real Estate Management & Development — 2.3%
Daito Trust Construction Co. Ltd.	179,900	19,879,581
Daiwa House Industry Co. Ltd.	1,863,700	55,591,680
Hulic Co. Ltd.	1,598,400	14,801,774
Mitsubishi Estate Co. Ltd.	3,693,300	54,616,625
Mitsui Fudosan Co. Ltd.	8,159,800	69,622,320
Nomura Real Estate Holdings, Inc.	295,400	7,272,665
Sumitomo Realty & Development Co. Ltd.	1,380,600	40,953,762
Tokyu Fudosan Holdings Corp.	1,738,100	10,846,456
		273,584,863
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	20,358	12,494,969
Semiconductors & Semiconductor Equipment — 4.4%
Advantest Corp.	2,066,800	119,667,012
Disco Corp.	265,600	75,572,443
Lasertec Corp. (a)	232,700	31,576,407
Renesas Electronics Corp.	4,303,100	57,654,314
Rohm Co. Ltd.	1,002,800	11,055,704
SCREEN Holdings Co. Ltd.	264,500	16,885,865
SUMCO Corp.	1,020,000	9,752,651
Tokyo Electron Ltd.	1,300,800	191,416,697
		513,581,093
INVESTMENTS	SHARES	VALUE($)

Software — 0.2%
Oracle Corp.	97,200	9,298,453
Trend Micro, Inc.	355,200	18,584,921
		27,883,374
Specialty Retail — 1.8%
ABC-Mart, Inc.	292,600	5,733,147
Fast Retailing Co. Ltd.	506,300	161,875,000
Nitori Holdings Co. Ltd.	236,000	30,055,703
ZOZO, Inc.	387,600	12,568,111
		210,231,961
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	743,000	14,471,594
Canon, Inc.	2,810,400	91,408,229
FUJIFILM Holdings Corp.	3,505,000	83,378,065
Ricoh Co. Ltd.	1,729,700	18,737,287
Seiko Epson Corp.	890,500	16,185,431
		224,180,606
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	2,106,700	36,797,510
Tobacco — 0.8%
Japan Tobacco, Inc.	3,225,600	90,050,538
Trading Companies & Distributors — 6.8%
ITOCHU Corp.	3,964,600	196,120,161
Marubeni Corp.	4,902,300	73,285,631
Mitsubishi Corp.	11,767,300	215,271,894
Mitsui & Co. Ltd.	8,722,100	177,823,118
MonotaRO Co. Ltd.	724,500	10,930,061
Sojitz Corp.	632,700	12,930,319
Sumitomo Corp.	3,558,800	75,077,921
Toyota Tsusho Corp.	2,063,100	35,070,053
		796,509,158
Wireless Telecommunication Services — 3.4%
KDDI Corp.	4,331,800	135,062,910
SoftBank Corp.	81,568,400	102,686,728
SoftBank Group Corp.	2,808,600	167,444,493
		405,194,131
Total Common Stocks (Cost $11,087,142,678)		11,622,754,266
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $63,807,415)	63,807,415	63,807,415
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.2% (Cost $11,150,950,093)		11,686,561,681
Other Assets in Excess of Liabilities — 0.8%		88,360,804
NET ASSETS — 100.0%		11,774,922,485

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $59,851,638.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	855	12/12/2024	JPY	149,993,583	(1,437,548)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. *	5,754	2,436,819
Boeing Co. (The) *	49,547	7,397,863
General Dynamics Corp.	19,925	5,810,329
General Electric Co.	87,452	15,022,505
HEICO Corp.	3,411	835,524
HEICO Corp., Class A	6,221	1,194,494
Howmet Aerospace, Inc.	32,872	3,277,996
Huntington Ingalls Industries, Inc.	3,201	592,057
L3Harris Technologies, Inc.	15,284	3,782,331
Lockheed Martin Corp.	17,089	9,331,448
Northrop Grumman Corp.	11,792	6,002,364
RTX Corp.	107,223	12,972,911
Textron, Inc.	15,404	1,238,790
TransDigm Group, Inc.	4,528	5,896,814
		75,792,245
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	11,310	1,345,890
FedEx Corp.	18,137	4,966,817
United Parcel Service, Inc., Class B	58,931	7,900,290
		14,212,997
Automobile Components — 0.0% ^
Aptiv plc *	19,461	1,105,969
Automobiles — 1.6%
Ford Motor Co.	317,434	3,266,396
General Motors Co.	90,732	4,605,556
Tesla, Inc. *	224,619	56,121,057
		63,993,009
Banks — 3.3%
Bank of America Corp.	544,937	22,789,265
Citigroup, Inc.	153,650	9,859,720
Citizens Financial Group, Inc.	36,663	1,544,246
East West Bancorp, Inc.	11,211	1,092,960
Fifth Third Bancorp	54,863	2,396,416
First Citizens BancShares, Inc., Class A	997	1,931,538
Huntington Bancshares, Inc.	116,549	1,816,999
JPMorgan Chase & Co. (a)	229,689	50,972,583
KeyCorp	75,593	1,303,979
M&T Bank Corp.	13,394	2,607,544
PNC Financial Services Group, Inc. (The)	32,123	6,047,797
Regions Financial Corp.	74,115	1,769,125
Truist Financial Corp.	107,674	4,635,366
INVESTMENTS	SHARES	VALUE($)

Banks — continued
US Bancorp	125,582	6,066,866
Wells Fargo & Co.	274,981	17,851,767
		132,686,171
Beverages — 1.2%
Brown-Forman Corp., Class A	3,925	171,052
Brown-Forman Corp., Class B	24,060	1,059,362
Coca-Cola Co. (The)	315,754	20,621,894
Constellation Brands, Inc., Class A	13,098	3,043,189
Keurig Dr Pepper, Inc.	87,797	2,892,911
Molson Coors Beverage Co., Class B	14,122	769,225
Monster Beverage Corp. *	56,854	2,995,069
PepsiCo, Inc.	111,099	18,451,322
		50,004,024
Biotechnology — 2.0%
AbbVie, Inc.	142,688	29,089,803
Alnylam Pharmaceuticals, Inc. *	10,132	2,701,090
Amgen, Inc.	43,238	13,843,078
Biogen, Inc. *	11,704	2,036,496
BioMarin Pharmaceutical, Inc. *	15,179	1,000,144
Exact Sciences Corp. *	14,848	1,023,473
Gilead Sciences, Inc.	100,699	8,944,085
Incyte Corp. *	13,244	981,645
Moderna, Inc. *	27,094	1,472,830
Neurocrine Biosciences, Inc. *	8,097	973,826
Regeneron Pharmaceuticals, Inc. *	8,540	7,158,228
Vertex Pharmaceuticals, Inc. *	20,814	9,907,048
		79,131,746
Broadline Retail — 3.9%
Amazon.com, Inc. *	765,496	142,688,454
Coupang, Inc. (South Korea) *	96,850	2,497,762
eBay, Inc.	40,916	2,353,079
MercadoLibre, Inc. (Brazil) *	3,941	8,028,526
		155,567,821
Building Products — 0.6%
Allegion plc	7,085	989,279
Builders FirstSource, Inc. *	9,830	1,684,862
Carrier Global Corp.	67,813	4,931,361
Johnson Controls International plc	53,981	4,078,265
Lennox International, Inc.	2,562	1,543,784
Masco Corp.	17,788	1,421,439
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Owens Corning	6,991	1,235,939
Trane Technologies plc	18,209	6,740,243
		22,625,172
Capital Markets — 3.1%
Ameriprise Financial, Inc.	8,011	4,088,013
Ares Management Corp.	14,955	2,507,654
Bank of New York Mellon Corp. (The)	59,511	4,484,749
Blackrock, Inc.	11,987	11,759,607
Blackstone, Inc.	58,341	9,786,703
Carlyle Group, Inc. (The)	17,398	870,422
Charles Schwab Corp. (The)	115,958	8,213,305
CME Group, Inc.	29,057	6,548,286
Coinbase Global, Inc., Class A *	15,922	2,854,019
FactSet Research Systems, Inc.	3,072	1,394,872
Franklin Resources, Inc.	23,118	480,161
Goldman Sachs Group, Inc. (The)	26,120	13,524,675
Intercontinental Exchange, Inc.	46,203	7,201,662
KKR & Co., Inc.	53,581	7,407,038
LPL Financial Holdings, Inc.	6,034	1,702,674
Moody's Corp.	12,782	5,803,539
Morgan Stanley	101,001	11,741,366
MSCI, Inc.	6,386	3,647,683
Nasdaq, Inc.	31,285	2,312,587
Northern Trust Corp.	16,481	1,656,670
Raymond James Financial, Inc.	15,241	2,259,021
S&P Global, Inc.	25,276	12,141,579
State Street Corp.	24,294	2,254,483
T. Rowe Price Group, Inc.	17,934	1,970,229
		126,610,997
Chemicals — 1.4%
Air Products and Chemicals, Inc.	17,958	5,576,498
Albemarle Corp. (b)	9,461	896,240
Celanese Corp.	8,781	1,106,143
CF Industries Holdings, Inc.	14,674	1,206,643
Corteva, Inc.	56,267	3,427,786
Dow, Inc.	56,611	2,795,451
DuPont de Nemours, Inc.	33,748	2,800,746
Eastman Chemical Co.	9,551	1,003,715
Ecolab, Inc.	20,523	5,043,117
International Flavors & Fragrances, Inc.	20,618	2,050,048
Linde plc	38,781	17,689,953
LyondellBasell Industries NV, Class A	20,899	1,815,078
Mosaic Co. (The)	25,915	693,485
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
PPG Industries, Inc.	19,044	2,371,168
Sherwin-Williams Co. (The)	18,906	6,782,906
Westlake Corp.	2,729	360,064
		55,619,041
Commercial Services & Supplies — 0.5%
Cintas Corp.	27,986	5,759,799
Copart, Inc. *	70,529	3,630,127
Republic Services, Inc.	16,547	3,276,306
Rollins, Inc.	23,770	1,120,518
Veralto Corp.	19,094	1,951,216
Waste Management, Inc.	29,685	6,407,507
		22,145,473
Communications Equipment — 0.8%
Arista Networks, Inc. *	20,715	8,005,105
Cisco Systems, Inc.	325,755	17,841,601
F5, Inc. *	4,721	1,104,148
Juniper Networks, Inc.	26,224	1,020,114
Motorola Solutions, Inc.	13,407	6,024,435
		33,995,403
Construction & Engineering — 0.1%
Quanta Services, Inc.	11,757	3,546,264
Construction Materials — 0.3%
CRH plc	55,477	5,294,170
Martin Marietta Materials, Inc.	4,979	2,949,261
Vulcan Materials Co.	10,735	2,940,639
		11,184,070
Consumer Finance — 0.5%
American Express Co.	45,660	12,331,853
Capital One Financial Corp.	30,706	4,998,630
Discover Financial Services	20,192	2,997,099
Synchrony Financial	32,403	1,786,701
		22,114,283
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	31,632	572,539
Costco Wholesale Corp.	35,862	31,349,843
Dollar General Corp.	17,728	1,418,949
Dollar Tree, Inc. *	16,647	1,076,062
Kroger Co. (The)	54,626	3,046,492
Sysco Corp.	40,216	3,014,189
Target Corp.	37,279	5,593,341
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Walgreens Boots Alliance, Inc.	57,807	546,854
Walmart, Inc.	350,374	28,713,150
		75,331,419
Containers & Packaging — 0.3%
Amcor plc	116,674	1,298,582
Avery Dennison Corp.	6,467	1,338,863
Ball Corp.	25,467	1,508,920
Crown Holdings, Inc.	9,717	909,025
International Paper Co.	27,724	1,539,791
Packaging Corp. of America	7,193	1,646,765
Smurfit WestRock plc	40,346	2,077,819
		10,319,765
Distributors — 0.1%
Genuine Parts Co.	11,304	1,296,569
LKQ Corp.	21,572	793,634
Pool Corp.	3,050	1,103,002
		3,193,205
Diversified REITs — 0.0% ^
WP Carey, Inc.	17,534	976,995
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	577,820	13,024,063
Verizon Communications, Inc.	339,746	14,313,499
		27,337,562
Electric Utilities — 1.6%
Alliant Energy Corp.	20,590	1,235,400
American Electric Power Co., Inc.	43,001	4,246,349
Avangrid, Inc.	5,741	205,011
Constellation Energy Corp.	25,437	6,688,914
Duke Energy Corp.	62,291	7,180,284
Edison International	31,006	2,554,894
Entergy Corp.	17,044	2,638,070
Evergy, Inc.	18,553	1,121,343
Eversource Energy	28,226	1,858,682
Exelon Corp.	80,444	3,161,449
FirstEnergy Corp.	41,023	1,715,992
NextEra Energy, Inc.	165,637	13,126,732
NRG Energy, Inc.	16,799	1,518,630
PG&E Corp.	159,109	3,217,184
PPL Corp.	59,561	1,939,306
Southern Co. (The)	88,141	8,023,475
Xcel Energy, Inc.	44,591	2,979,125
		63,410,840
INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — 0.8%
AMETEK, Inc.	18,619	3,413,608
Eaton Corp. plc	32,259	10,696,439
Emerson Electric Co.	46,027	4,983,343
GE Vernova, Inc. *	22,139	6,678,451
Hubbell, Inc.	4,305	1,838,364
Rockwell Automation, Inc.	9,271	2,472,668
Vertiv Holdings Co., Class A	29,182	3,189,301
		33,272,174
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	96,615	6,475,137
CDW Corp.	10,819	2,036,460
Corning, Inc.	62,467	2,972,805
Flex Ltd. *	32,910	1,140,990
Keysight Technologies, Inc. *	14,054	2,094,187
TE Connectivity plc (Switzerland)	24,733	3,646,139
Teledyne Technologies, Inc. *	3,795	1,727,939
Trimble, Inc. *	19,708	1,192,334
Zebra Technologies Corp., Class A *	4,121	1,574,098
		22,860,089
Energy Equipment & Services — 0.2%
Baker Hughes Co.	81,314	3,096,437
Halliburton Co.	71,458	1,982,245
Schlumberger NV	115,333	4,621,393
		9,700,075
Entertainment — 1.3%
Electronic Arts, Inc.	19,708	2,972,952
Liberty Media Corp-Liberty Formula One, Class A *	1,799	133,558
Liberty Media Corp-Liberty Formula One, Class C *	16,964	1,354,406
Live Nation Entertainment, Inc. *	11,959	1,400,877
Netflix, Inc. *	34,670	26,211,560
ROBLOX Corp., Class A *	42,239	2,184,601
Take-Two Interactive Software, Inc. *	13,177	2,130,984
Walt Disney Co. (The)	146,759	14,118,216
Warner Bros Discovery, Inc. *	180,511	1,467,554
		51,974,708
Financial Services — 4.3%
Apollo Global Management, Inc.	32,103	4,599,076
Berkshire Hathaway, Inc., Class B *	145,510	65,613,369
Block, Inc. *	44,684	3,231,547
Corebridge Financial, Inc.	18,639	592,161
Corpay, Inc. *	5,566	1,835,222
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Equitable Holdings, Inc.	24,436	1,107,928
Fidelity National Information Services, Inc.	45,331	4,067,551
Fiserv, Inc. *	46,196	9,142,188
Global Payments, Inc.	20,457	2,121,595
Jack Henry & Associates, Inc.	5,870	1,067,929
Mastercard, Inc., Class A	66,235	33,090,344
PayPal Holdings, Inc. *	82,545	6,545,819
Visa, Inc., Class A	134,998	39,129,170
		172,143,899
Food Products — 0.7%
Archer-Daniels-Midland Co.	38,478	2,124,370
Bunge Global SA	11,420	959,508
Campbell Soup Co.	16,079	750,085
Conagra Brands, Inc.	38,538	1,115,290
General Mills, Inc.	45,069	3,065,593
Hershey Co. (The)	11,910	2,114,978
Hormel Foods Corp.	23,407	715,084
J M Smucker Co. (The)	8,568	972,554
Kellanova	21,279	1,716,151
Kraft Heinz Co. (The)	71,224	2,383,155
Lamb Weston Holdings, Inc.	11,690	908,196
McCormick & Co., Inc. (Non-Voting)	20,308	1,588,898
Mondelez International, Inc., Class A	108,405	7,423,575
Tyson Foods, Inc., Class A	22,703	1,330,169
		27,167,606
Gas Utilities — 0.0% ^
Atmos Energy Corp.	12,180	1,690,340
Ground Transportation — 0.9%
CSX Corp.	157,976	5,314,313
JB Hunt Transport Services, Inc.	6,730	1,215,572
Norfolk Southern Corp.	18,263	4,573,603
Old Dominion Freight Line, Inc.	15,353	3,090,866
Uber Technologies, Inc. *	162,524	11,709,854
Union Pacific Corp.	49,214	11,421,093
		37,325,301
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	140,143	15,888,012
Align Technology, Inc. *	6,055	1,241,457
Baxter International, Inc.	40,945	1,461,736
Becton Dickinson & Co.	23,467	5,481,656
Boston Scientific Corp. *	118,259	9,936,121
Cooper Cos., Inc. (The) *	15,979	1,672,682
Dexcom, Inc. *	32,072	2,260,435
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp. *	48,614	3,257,624
GE HealthCare Technologies, Inc.	31,724	2,771,091
Hologic, Inc. *	18,819	1,521,893
IDEXX Laboratories, Inc. *	6,643	2,703,170
Insulet Corp. *	5,631	1,303,745
Intuitive Surgical, Inc. *	28,487	14,352,890
Medtronic plc	103,651	9,250,852
ResMed, Inc.	11,869	2,877,876
STERIS plc	7,970	1,768,144
Stryker Corp.	29,067	10,355,991
Teleflex, Inc.	3,798	763,626
Zimmer Biomet Holdings, Inc.	16,617	1,776,690
		90,645,691
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	19,659	2,133,395
Cencora, Inc.	13,800	3,147,504
Centene Corp. *	42,375	2,638,268
Cigna Group (The)	22,526	7,091,410
CVS Health Corp.	101,356	5,722,560
Elevance Health, Inc.	18,745	7,605,971
HCA Healthcare, Inc.	15,070	5,406,212
Humana, Inc.	9,706	2,502,498
Labcorp Holdings, Inc.	6,861	1,566,160
McKesson Corp.	10,492	5,252,190
Molina Healthcare, Inc. *	4,661	1,497,206
Quest Diagnostics, Inc.	8,946	1,385,109
UnitedHealth Group, Inc.	74,301	41,942,914
Universal Health Services, Inc., Class B	4,818	984,366
		88,875,763
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	12,553	1,400,287
Healthpeak Properties, Inc.	57,089	1,281,648
Ventas, Inc.	32,528	2,130,259
Welltower, Inc.	49,226	6,639,603
		11,451,797
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	11,936	2,492,595
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	56,486	973,819
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	34,393	4,635,832
Booking Holdings, Inc.	2,699	12,621,199
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. *	80,686	1,775,092
Chipotle Mexican Grill, Inc. *	110,120	6,141,392
Darden Restaurants, Inc.	9,710	1,553,794
Domino's Pizza, Inc.	2,817	1,165,477
DoorDash, Inc., Class A *	24,807	3,887,257
Expedia Group, Inc. *	10,225	1,598,270
Hilton Worldwide Holdings, Inc.	19,793	4,648,386
Las Vegas Sands Corp.	32,814	1,701,406
Marriott International, Inc., Class A	18,725	4,868,875
McDonald's Corp.	58,360	17,047,540
MGM Resorts International *	19,495	718,781
Royal Caribbean Cruises Ltd.	18,979	3,916,317
Starbucks Corp.	91,754	8,964,366
Wynn Resorts Ltd.	7,769	745,979
Yum! Brands, Inc.	22,652	2,971,036
		78,960,999
Household Durables — 0.4%
DR Horton, Inc.	24,062	4,066,478
Garmin Ltd.	12,419	2,463,309
Lennar Corp., Class A	19,052	3,244,556
Lennar Corp., Class B	806	129,218
NVR, Inc. *	235	2,150,910
PulteGroup, Inc.	16,972	2,198,383
		14,252,854
Household Products — 1.1%
Church & Dwight Co., Inc.	19,897	1,987,909
Clorox Co. (The)	10,021	1,588,830
Colgate-Palmolive Co.	66,016	6,186,359
Kimberly-Clark Corp.	27,258	3,657,479
Procter & Gamble Co. (The)	190,724	31,503,790
		44,924,367
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	57,305	944,960
Vistra Corp.	26,139	3,266,329
		4,211,289
Industrial Conglomerates — 0.4%
3M Co.	44,630	5,733,616
Honeywell International, Inc.	52,613	10,821,442
		16,555,058
Industrial REITs — 0.2%
Prologis, Inc.	74,680	8,434,359
INVESTMENTS	SHARES	VALUE($)

Insurance — 2.1%
Aflac, Inc.	40,778	4,273,127
Allstate Corp. (The)	21,125	3,940,235
American Financial Group, Inc.	5,962	768,681
American International Group, Inc.	52,404	3,976,416
Aon plc, Class A	17,506	6,422,426
Arch Capital Group Ltd. *	30,081	2,964,783
Arthur J Gallagher & Co.	17,539	4,931,967
Brown & Brown, Inc.	19,748	2,066,431
Chubb Ltd.	30,362	8,575,443
Cincinnati Financial Corp.	12,515	1,762,487
Everest Group Ltd.	3,486	1,239,656
Fidelity National Financial, Inc.	20,818	1,252,619
Hartford Financial Services Group, Inc. (The)	23,768	2,624,938
Loews Corp.	14,987	1,183,374
Markel Group, Inc. *	1,022	1,575,934
Marsh & McLennan Cos., Inc.	39,846	8,695,991
MetLife, Inc.	48,223	3,781,648
Principal Financial Group, Inc.	18,843	1,552,663
Progressive Corp. (The)	47,215	11,465,218
Prudential Financial, Inc.	29,135	3,568,455
Reinsurance Group of America, Inc.	5,321	1,123,157
Travelers Cos., Inc. (The)	18,433	4,533,412
Willis Towers Watson plc	8,338	2,519,660
WR Berkley Corp.	24,886	1,422,733
		86,221,454
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	473,477	81,016,650
Alphabet, Inc., Class C	420,662	72,644,121
Meta Platforms, Inc., Class A	177,105	100,521,256
Pinterest, Inc., Class A *	48,108	1,529,353
Snap, Inc., Class A *	87,314	1,061,738
		256,773,118
IT Services — 1.3%
Accenture plc, Class A (Ireland)	50,672	17,472,719
Akamai Technologies, Inc. *	12,312	1,244,497
Cloudflare, Inc., Class A *	24,304	2,131,704
Cognizant Technology Solutions Corp., Class A	40,524	3,022,685
EPAM Systems, Inc. *	4,520	852,698
Gartner, Inc. *	6,194	3,112,485
GoDaddy, Inc., Class A *	10,816	1,804,109
International Business Machines Corp.	74,234	15,345,652
MongoDB, Inc. *	5,722	1,547,229
Okta, Inc. *	13,001	934,642
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	26,386	3,029,641
Twilio, Inc., Class A *	13,579	1,095,146
VeriSign, Inc. *	6,980	1,234,343
		52,827,550
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	23,614	3,077,140
Avantor, Inc. *	54,609	1,221,603
Bio-Techne Corp.	12,758	940,903
Charles River Laboratories International, Inc. *	4,125	736,643
Danaher Corp.	52,015	12,778,005
Illumina, Inc. *	12,796	1,844,415
IQVIA Holdings, Inc. *	14,752	3,036,257
Mettler-Toledo International, Inc. *	1,720	2,221,810
Revvity, Inc.	9,980	1,183,528
Thermo Fisher Scientific, Inc.	30,833	16,844,685
Waters Corp. *	4,775	1,542,850
West Pharmaceutical Services, Inc.	5,871	1,807,857
		47,235,696
Machinery — 1.6%
Caterpillar, Inc.	39,533	14,872,315
CNH Industrial NV	73,274	822,867
Cummins, Inc.	10,981	3,612,529
Deere & Co.	20,460	8,279,957
Dover Corp.	11,089	2,099,480
Fortive Corp.	28,363	2,025,969
IDEX Corp.	6,105	1,310,377
Illinois Tool Works, Inc.	24,049	6,279,915
Ingersoll Rand, Inc.	32,653	3,134,688
Otis Worldwide Corp.	32,679	3,209,078
PACCAR, Inc.	41,547	4,332,521
Parker-Hannifin Corp.	10,364	6,571,502
Pentair plc	13,342	1,322,459
Snap-on, Inc.	4,240	1,399,751
Stanley Black & Decker, Inc.	12,358	1,148,553
Westinghouse Air Brake Technologies Corp.	14,165	2,662,737
Xylem, Inc.	19,465	2,370,448
		65,455,146
Media — 0.6%
Charter Communications, Inc., Class A *	7,956	2,606,465
Comcast Corp., Class A	312,194	13,633,512
Fox Corp., Class A	18,756	787,752
Fox Corp., Class B	10,781	420,028
INVESTMENTS	SHARES	VALUE($)

Media — continued
Interpublic Group of Cos., Inc. (The)	30,470	895,818
News Corp., Class A	30,578	833,250
News Corp., Class B	8,447	245,301
Omnicom Group, Inc.	15,788	1,594,588
Sirius XM Holdings, Inc. (b)	19,515	520,270
Trade Desk, Inc. (The), Class A *	35,989	4,326,238
		25,863,222
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	115,873	5,216,602
Newmont Corp.	93,040	4,227,738
Nucor Corp.	19,325	2,741,058
Southern Copper Corp. (Mexico)	7,046	771,889
Steel Dynamics, Inc.	11,909	1,554,125
		14,511,412
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	40,343	766,920
Multi-Utilities — 0.6%
Ameren Corp.	21,492	1,872,168
CenterPoint Energy, Inc.	51,643	1,525,018
CMS Energy Corp.	24,090	1,676,905
Consolidated Edison, Inc.	27,906	2,837,482
Dominion Energy, Inc.	67,636	4,026,371
DTE Energy Co.	16,642	2,067,269
NiSource, Inc.	36,111	1,269,663
Public Service Enterprise Group, Inc.	40,215	3,595,623
Sempra	50,855	4,239,781
WEC Energy Group, Inc.	25,477	2,433,818
		25,544,098
Office REITs — 0.0% ^
BXP, Inc.	12,651	1,019,165
Oil, Gas & Consumable Fuels — 3.2%
APA Corp.	29,812	703,563
Cheniere Energy, Inc.	18,473	3,535,363
Chevron Corp.	136,842	20,364,826
ConocoPhillips	93,987	10,295,336
Coterra Energy, Inc.	60,236	1,440,845
Devon Energy Corp.	50,964	1,971,287
Diamondback Energy, Inc.	13,976	2,470,537
EOG Resources, Inc.	46,341	5,651,748
EQT Corp.	45,577	1,665,384
Exxon Mobil Corp.	358,686	41,887,351
Hess Corp.	22,495	3,025,128
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.	158,783	3,891,771
Marathon Oil Corp.	45,527	1,261,098
Marathon Petroleum Corp.	27,523	4,003,771
Occidental Petroleum Corp.	50,934	2,552,303
ONEOK, Inc.	47,018	4,555,104
Phillips 66	33,752	4,111,669
Targa Resources Corp.	17,878	2,984,911
Texas Pacific Land Corp.	1,563	1,822,458
Valero Energy Corp.	25,812	3,349,365
Williams Cos., Inc. (The)	98,162	5,140,744
		126,684,562
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	51,833	2,965,884
Southwest Airlines Co.	47,969	1,466,892
United Airlines Holdings, Inc. *	26,408	2,066,690
		6,499,466
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	18,736	1,291,660
Kenvue, Inc.	140,038	3,211,071
		4,502,731
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	164,419	9,169,648
Eli Lilly & Co.	68,341	56,705,261
Johnson & Johnson	194,537	31,098,685
Merck & Co., Inc.	204,776	20,952,680
Pfizer, Inc.	457,957	12,960,183
Royalty Pharma plc, Class A	32,402	874,854
Viatris, Inc.	96,852	1,123,483
Zoetis, Inc.	36,868	6,591,261
		139,476,055
Professional Services — 0.8%
Automatic Data Processing, Inc.	32,941	9,527,855
Booz Allen Hamilton Holding Corp.	10,350	1,880,181
Broadridge Financial Solutions, Inc.	9,466	1,996,001
Dayforce, Inc. * (b)	12,579	892,480
Equifax, Inc.	9,955	2,638,274
Jacobs Solutions, Inc.	10,173	1,430,120
Leidos Holdings, Inc.	10,854	1,988,019
Paychex, Inc.	26,142	3,642,365
Paycom Software, Inc.	4,092	855,351
SS&C Technologies Holdings, Inc.	17,394	1,216,362
INVESTMENTS	SHARES	VALUE($)

Professional Services — continued
TransUnion	15,637	1,584,028
Verisk Analytics, Inc.	11,537	3,169,445
		30,820,481
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	24,545	3,214,659
CoStar Group, Inc. *	32,898	2,394,645
Zillow Group, Inc., Class A *	4,393	255,014
Zillow Group, Inc., Class C *	13,058	784,655
		6,648,973
Residential REITs — 0.3%
AvalonBay Communities, Inc.	11,441	2,535,440
Camden Property Trust	8,602	996,026
Equity LifeStyle Properties, Inc.	14,591	1,023,121
Equity Residential	27,726	1,951,079
Essex Property Trust, Inc.	5,192	1,473,801
Invitation Homes, Inc.	46,234	1,452,210
Mid-America Apartment Communities, Inc.	9,410	1,424,109
Sun Communities, Inc.	10,022	1,329,719
UDR, Inc.	24,190	1,020,576
		13,206,081
Retail REITs — 0.3%
Kimco Realty Corp.	54,300	1,287,996
Realty Income Corp.	70,357	4,177,095
Regency Centers Corp.	13,477	962,797
Simon Property Group, Inc.	24,790	4,192,485
		10,620,373
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc. *	130,297	18,771,889
Analog Devices, Inc.	40,094	8,945,372
Applied Materials, Inc.	66,856	12,139,712
Broadcom, Inc.	369,014	62,647,507
Enphase Energy, Inc. *	11,031	916,014
Entegris, Inc.	12,096	1,266,572
First Solar, Inc. *	8,205	1,595,708
Intel Corp.	343,998	7,402,837
KLA Corp.	10,883	7,250,581
Lam Research Corp.	105,245	7,824,966
Marvell Technology, Inc.	69,516	5,568,927
Microchip Technology, Inc.	42,895	3,147,206
Micron Technology, Inc.	89,530	8,921,664
Monolithic Power Systems, Inc.	3,762	2,856,487
NVIDIA Corp.	1,916,316	254,410,112
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	20,649	4,842,191
ON Semiconductor Corp. *	34,756	2,449,950
Qorvo, Inc. *	7,729	550,769
QUALCOMM, Inc.	90,174	14,677,622
Skyworks Solutions, Inc.	12,898	1,129,607
Teradyne, Inc.	12,599	1,338,140
Texas Instruments, Inc.	73,701	14,973,095
		443,626,928
Software — 10.2%
Adobe, Inc. *	35,836	17,132,475
ANSYS, Inc. *	7,021	2,249,599
Aspen Technology, Inc. *	2,189	513,824
Atlassian Corp., Class A *	12,747	2,403,319
Autodesk, Inc. *	17,255	4,896,969
Bentley Systems, Inc., Class B	10,821	522,221
Cadence Design Systems, Inc. *	21,939	6,057,797
Crowdstrike Holdings, Inc., Class A *	18,555	5,508,423
Datadog, Inc., Class A *	23,814	2,987,228
DocuSign, Inc. *	16,405	1,138,179
Dynatrace, Inc. *	22,328	1,201,246
Fair Isaac Corp. *	1,971	3,928,420
Fortinet, Inc. *	52,554	4,133,898
Gen Digital, Inc.	46,358	1,349,481
HubSpot, Inc. *	4,107	2,278,523
Intuit, Inc.	22,623	13,806,817
Microsoft Corp.	600,627	244,064,781
Oracle Corp.	129,160	21,678,214
Palantir Technologies, Inc., Class A *	160,966	6,689,747
Palo Alto Networks, Inc. *	26,071	9,394,163
PTC, Inc. *	9,617	1,782,319
Roper Technologies, Inc.	8,598	4,623,403
Salesforce, Inc.	74,943	21,836,142
ServiceNow, Inc. *	16,627	15,512,825
Synopsys, Inc. *	12,385	6,361,060
Tyler Technologies, Inc. *	3,381	2,047,500
Unity Software, Inc. *	24,006	482,040
Workday, Inc., Class A *	17,115	4,002,343
Zoom Video Communications, Inc., Class A *	19,372	1,447,863
Zscaler, Inc. *	7,409	1,339,473
		411,370,292
Specialized REITs — 1.0%
American Tower Corp.	37,665	8,042,984
Crown Castle, Inc.	34,984	3,760,430
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — continued
Digital Realty Trust, Inc.	26,236	4,676,042
Equinix, Inc.	7,675	6,969,514
Extra Space Storage, Inc.	17,062	2,786,225
Iron Mountain, Inc.	23,590	2,918,791
Public Storage	12,778	4,204,729
SBA Communications Corp.	8,706	1,997,766
VICI Properties, Inc.	83,602	2,655,199
Weyerhaeuser Co.	58,751	1,830,681
		39,842,361
Specialty Retail — 1.9%
AutoZone, Inc. *	1,386	4,170,474
Best Buy Co., Inc.	15,821	1,430,693
Burlington Stores, Inc. *	5,148	1,275,520
CarMax, Inc. *	12,761	923,641
Home Depot, Inc. (The)	80,071	31,527,956
Lowe's Cos., Inc.	46,051	12,057,533
O'Reilly Automotive, Inc. *	4,650	5,362,101
Ross Stores, Inc.	26,423	3,691,822
TJX Cos., Inc. (The)	91,428	10,334,107
Tractor Supply Co.	8,723	2,316,044
Ulta Beauty, Inc. *	3,867	1,426,846
		74,516,737
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	1,157,574	261,507,543
Dell Technologies, Inc., Class C	21,310	2,634,555
Hewlett Packard Enterprise Co.	105,029	2,047,015
HP, Inc.	79,683	2,830,340
NetApp, Inc.	16,668	1,921,987
Seagate Technology Holdings plc	16,284	1,634,425
Super Micro Computer, Inc. * (b)	40,320	1,173,715
Western Digital Corp. *	26,086	1,703,677
		275,453,257
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	12,441	2,001,633
Lululemon Athletica, Inc. *	8,936	2,662,034
NIKE, Inc., Class B	95,747	7,384,966
		12,048,633
Tobacco — 0.6%
Altria Group, Inc.	137,869	7,508,346
Philip Morris International, Inc.	125,316	16,629,433
		24,137,779
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.4%
Fastenal Co.	46,144	3,607,538
Ferguson Enterprises, Inc.	16,433	3,233,028
United Rentals, Inc.	5,374	4,367,987
Watsco, Inc.	2,820	1,333,888
WW Grainger, Inc.	3,616	4,010,976
		16,553,417
Water Utilities — 0.1%
American Water Works Co., Inc.	15,730	2,172,470
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	39,400	8,792,504
Total Common Stocks (Cost $3,156,908,090)		3,992,008,135
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,764)	1,730	1,765
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (c) (d) (Cost $19,442,351)	19,442,351	19,442,351
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d) (Cost $2,976,209)	2,976,209	2,976,209
Total Short-Term Investments (Cost $22,418,560)		22,418,560
Total Investments — 100.0% (Cost $3,179,328,414)		4,014,428,460
Liabilities in Excess of Other Assets — (0.0)% ^		(175,739)
NET ASSETS — 100.0%		4,014,252,721

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $2,733,380.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	73	12/20/2024	USD	20,938,225	68,410

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	42,659	5,193,733
Curtiss-Wright Corp.	17,803	6,141,323
Hexcel Corp.	38,738	2,273,533
Leonardo DRS, Inc. *	33,919	1,019,945
Loar Holdings, Inc. * (a)	5,896	508,117
Spirit AeroSystems Holdings, Inc., Class A *	53,757	1,740,114
Woodward, Inc.	26,414	4,334,273
		21,211,038
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	54,224	5,587,241
GXO Logistics, Inc. *	55,338	3,309,766
		8,897,007
Automobile Components — 0.9%
Adient plc *	41,827	816,881
Autoliv, Inc. (Sweden)	32,317	3,001,603
BorgWarner, Inc.	105,985	3,564,276
Gentex Corp.	108,849	3,299,213
Goodyear Tire & Rubber Co. (The) *	132,053	1,057,745
Lear Corp.	26,480	2,535,725
Visteon Corp. *	12,958	1,169,459
		15,444,902
Automobiles — 0.5%
Harley-Davidson, Inc.	62,759	2,005,150
Lucid Group, Inc. * (a)	450,353	995,280
Rivian Automotive, Inc., Class A * (a)	334,978	3,383,278
Thor Industries, Inc.	23,863	2,483,661
		8,867,369
Banks — 4.5%
Bank OZK	50,152	2,194,150
BOK Financial Corp.	10,693	1,135,917
Cadence Bank	84,048	2,809,725
Columbia Banking System, Inc.	96,747	2,758,257
Comerica, Inc.	61,412	3,912,559
Commerce Bancshares, Inc.	59,254	3,703,375
Cullen/Frost Bankers, Inc.	28,074	3,575,224
First Financial Bankshares, Inc.	66,452	2,401,575
First Horizon Corp.	252,375	4,373,659
FNB Corp.	166,589	2,415,540
Glacier Bancorp, Inc.	52,902	2,758,839
Hancock Whitney Corp.	40,110	2,088,929
Home BancShares, Inc.	90,669	2,474,357
Old National Bancorp	148,397	2,858,126
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Pinnacle Financial Partners, Inc.	35,821	3,777,324
Popular, Inc. (Puerto Rico)	32,962	2,941,199
Prosperity Bancshares, Inc.	44,214	3,236,465
SouthState Corp.	35,393	3,451,879
Synovus Financial Corp.	68,102	3,396,247
TFS Financial Corp.	24,588	315,956
UMB Financial Corp.	21,390	2,347,125
United Bankshares, Inc.	62,339	2,348,934
Valley National Bancorp	202,779	1,920,317
Webster Financial Corp.	80,115	4,149,957
Western Alliance Bancorp	50,930	4,237,885
Wintrust Financial Corp.	30,188	3,498,487
Zions Bancorp NA	68,995	3,591,880
		78,673,887
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	4,403	1,281,581
Celsius Holdings, Inc. *	74,288	2,234,583
Coca-Cola Consolidated, Inc.	2,442	2,745,443
National Beverage Corp.	11,463	518,013
		6,779,620
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc. *	56,606	825,882
Alkermes plc *	78,647	2,021,228
Amicus Therapeutics, Inc. *	123,016	1,404,843
Apellis Pharmaceuticals, Inc. *	37,913	1,033,508
Arrowhead Pharmaceuticals, Inc. *	54,923	1,056,169
Blueprint Medicines Corp. *	28,858	2,525,364
CRISPR Therapeutics AG (Switzerland) * (a)	39,606	1,837,322
Cytokinetics, Inc. *	54,197	2,764,047
Exelixis, Inc. *	134,978	4,481,270
Halozyme Therapeutics, Inc. *	59,335	3,000,571
Immunovant, Inc. *	29,021	849,154
Ionis Pharmaceuticals, Inc. *	68,566	2,632,249
Madrigal Pharmaceuticals, Inc. *	7,407	1,920,931
Natera, Inc. *	56,982	6,892,543
REVOLUTION Medicines, Inc. *	65,040	3,479,640
Roivant Sciences Ltd. *	200,746	2,318,616
Sarepta Therapeutics, Inc. *	42,514	5,356,764
Ultragenyx Pharmaceutical, Inc. *	38,748	1,975,761
United Therapeutics Corp. *	17,820	6,664,145
Vaxcyte, Inc. *	51,160	5,440,866
Viking Therapeutics, Inc. *	48,410	3,511,661
		61,992,534
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — 0.5%
Dillard's, Inc., Class A	1,921	713,690
Etsy, Inc. *	54,448	2,800,805
Macy's, Inc.	127,752	1,959,716
Ollie's Bargain Outlet Holdings, Inc. *	28,773	2,642,224
		8,116,435
Building Products — 2.6%
A O Smith Corp.	56,367	4,233,162
AAON, Inc.	31,812	3,633,567
Advanced Drainage Systems, Inc.	32,936	4,936,448
Armstrong World Industries, Inc.	20,585	2,872,637
AZEK Co., Inc. (The) *	67,903	2,987,732
Carlisle Cos., Inc.	21,574	9,109,190
Fortune Brands Innovations, Inc.	58,731	4,894,054
Simpson Manufacturing Co., Inc.	19,882	3,574,585
Trex Co., Inc. *	50,561	3,582,247
UFP Industries, Inc.	28,766	3,519,232
Zurn Elkay Water Solutions Corp.	68,056	2,456,821
		45,799,675
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	15,056	2,919,358
Blue Owl Capital, Inc.	231,918	5,185,686
Cohen & Steers, Inc.	12,272	1,212,105
Evercore, Inc., Class A	16,922	4,470,285
Federated Hermes, Inc.	39,074	1,568,040
Freedom Holding Corp. (Kazakhstan) * (a)	8,039	871,428
Houlihan Lokey, Inc.	24,426	4,220,080
Interactive Brokers Group, Inc., Class A	49,643	7,574,529
Invesco Ltd.	151,887	2,633,721
Janus Henderson Group plc	60,263	2,489,464
Jefferies Financial Group, Inc.	75,910	4,856,722
MarketAxess Holdings, Inc.	17,624	5,100,738
Morningstar, Inc.	12,383	4,062,243
Robinhood Markets, Inc., Class A *	239,098	5,616,412
SEI Investments Co.	52,501	3,924,975
Stifel Financial Corp.	46,747	4,843,924
Tradeweb Markets, Inc., Class A	54,102	6,870,954
		68,420,664
Chemicals — 2.4%
Arcadium Lithium plc (Argentina) *	499,092	2,690,106
Ashland, Inc.	21,851	1,847,939
Avient Corp.	42,446	1,978,408
Axalta Coating Systems Ltd. *	96,215	3,648,473
Balchem Corp.	15,015	2,512,460
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Cabot Corp.	25,686	2,769,721
Chemours Co. (The)	69,205	1,256,763
Element Solutions, Inc.	105,365	2,855,392
FMC Corp.	58,090	3,775,269
HB Fuller Co.	25,148	1,840,331
Huntsman Corp.	77,348	1,701,656
NewMarket Corp.	3,358	1,762,849
Olin Corp.	55,619	2,282,048
Quaker Chemical Corp.	6,471	980,874
RPM International, Inc.	60,059	7,634,099
Scotts Miracle-Gro Co. (The)	19,915	1,732,207
Sensient Technologies Corp.	19,682	1,485,597
		42,754,192
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc., Class A *	28,614	2,800,738
Clean Harbors, Inc. *	23,768	5,496,588
MSA Safety, Inc.	17,319	2,874,088
Stericycle, Inc. *	43,076	2,647,882
Tetra Tech, Inc.	123,742	6,048,509
		19,867,805
Communications Equipment — 0.4%
Ciena Corp. *	67,060	4,258,981
Lumentum Holdings, Inc. *	31,129	1,988,209
		6,247,190
Construction & Engineering — 2.5%
AECOM	63,383	6,769,304
API Group Corp. *	87,278	2,979,671
Arcosa, Inc.	22,621	2,118,230
Comfort Systems USA, Inc.	16,637	6,505,733
EMCOR Group, Inc.	21,959	9,795,251
Fluor Corp. *	79,177	4,139,374
MasTec, Inc. *	28,544	3,507,772
MDU Resources Group, Inc.	87,046	2,511,277
Valmont Industries, Inc.	9,214	2,871,820
WillScot Holdings Corp. *	89,429	2,963,677
		44,162,109
Construction Materials — 0.4%
Eagle Materials, Inc.	15,906	4,540,527
Summit Materials, Inc., Class A *	55,431	2,627,983
		7,168,510
Consumer Finance — 1.0%
Ally Financial, Inc.	126,241	4,424,747
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Credit Acceptance Corp. *	2,745	1,166,625
FirstCash Holdings, Inc.	18,473	1,911,401
OneMain Holdings, Inc.	52,541	2,609,711
SLM Corp.	102,123	2,249,770
SoFi Technologies, Inc. *	484,421	5,410,983
		17,773,237
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc. *	57,311	4,855,961
Casey's General Stores, Inc.	17,377	6,846,886
Maplebear, Inc. *	68,152	3,005,503
Performance Food Group Co. *	72,382	5,881,038
Sprouts Farmers Market, Inc. *	46,794	6,009,753
US Foods Holding Corp. *	107,033	6,598,584
		33,197,725
Containers & Packaging — 1.2%
AptarGroup, Inc.	30,600	5,138,046
Berry Global Group, Inc.	53,894	3,796,832
Graphic Packaging Holding Co.	142,386	4,023,828
Greif, Inc., Class A	11,949	746,096
Sealed Air Corp.	67,189	2,430,898
Silgan Holdings, Inc.	38,369	1,985,212
Sonoco Products Co.	45,521	2,390,763
		20,511,675
Diversified Consumer Services — 1.2%
ADT, Inc.	139,731	1,006,063
Bright Horizons Family Solutions, Inc. *	26,743	3,569,388
Duolingo, Inc. *	17,079	5,003,635
Grand Canyon Education, Inc. *	13,105	1,796,827
H&R Block, Inc.	64,973	3,880,837
Service Corp. International	67,900	5,544,035
		20,800,785
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	81,807	2,592,464
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	20,403	1,637,749
Frontier Communications Parent, Inc. *	85,003	3,037,157
Iridium Communications, Inc.	51,792	1,519,059
Liberty Global Ltd., Class A (Belgium) *	77,286	1,531,036
Liberty Global Ltd., Class C (Belgium) *	78,236	1,613,226
		9,338,227
Electric Utilities — 1.0%
ALLETE, Inc.	26,816	1,713,811
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued
IDACORP, Inc.	23,606	2,442,749
OGE Energy Corp.	93,454	3,737,225
Otter Tail Corp.	19,283	1,514,101
Pinnacle West Capital Corp.	52,906	4,645,676
Portland General Electric Co.	48,032	2,276,717
TXNM Energy, Inc.	42,094	1,832,773
		18,163,052
Electrical Equipment — 1.6%
Acuity Brands, Inc.	14,418	4,335,349
Atkore, Inc.	17,055	1,462,637
Bloom Energy Corp., Class A * (a)	94,023	902,621
EnerSys	18,797	1,820,677
Generac Holdings, Inc. *	28,162	4,662,219
NEXTracker, Inc., Class A *	59,389	2,364,870
nVent Electric plc	77,028	5,743,978
Regal Rexnord Corp.	30,904	5,146,752
Sensata Technologies Holding plc	70,415	2,418,051
		28,857,154
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	17,402	1,888,639
Arrow Electronics, Inc. *	24,791	2,941,948
Avnet, Inc.	42,144	2,284,626
Badger Meter, Inc.	13,672	2,735,084
Belden, Inc.	18,950	2,157,836
Cognex Corp.	76,307	3,069,831
Coherent Corp. *	69,916	6,463,035
Fabrinet (Thailand) *	16,927	4,078,899
Insight Enterprises, Inc. *	12,990	2,272,211
IPG Photonics Corp. *	14,225	1,151,656
Jabil, Inc.	51,252	6,308,609
Littelfuse, Inc.	11,620	2,842,601
Novanta, Inc. *	16,631	2,831,261
Sanmina Corp. *	25,836	1,811,104
TD SYNNEX Corp.	22,986	2,651,435
Vontier Corp.	71,868	2,664,865
		48,153,640
Energy Equipment & Services — 0.8%
ChampionX Corp.	88,504	2,497,583
Helmerich & Payne, Inc.	45,939	1,543,550
NOV, Inc.	183,258	2,842,332
Patterson-UTI Energy, Inc.	174,041	1,334,894
Transocean Ltd. * (a)	363,008	1,575,455
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Valaris Ltd. *	29,184	1,476,710
Weatherford International plc	34,091	2,693,189
		13,963,713
Entertainment — 0.8%
Endeavor Group Holdings, Inc., Class A (a)	86,376	2,547,228
Madison Square Garden Sports Corp. *	7,880	1,754,876
Playtika Holding Corp.	32,902	257,623
Roku, Inc. *	55,984	3,587,455
TKO Group Holdings, Inc. *	32,906	3,842,434
Warner Music Group Corp., Class A	62,764	2,005,937
		13,995,553
Financial Services — 2.4%
Affirm Holdings, Inc. *	106,380	4,664,763
Enact Holdings, Inc.	13,657	465,567
Essent Group Ltd.	49,726	2,984,057
Euronet Worldwide, Inc. *	20,186	1,987,716
Flywire Corp. *	44,839	781,095
Jackson Financial, Inc., Class A	32,288	3,227,186
MGIC Investment Corp.	123,886	3,102,106
Mr. Cooper Group, Inc. *	28,293	2,505,345
PennyMac Financial Services, Inc.	13,030	1,298,830
Radian Group, Inc.	70,488	2,460,736
Remitly Global, Inc. *	67,454	1,212,823
Shift4 Payments, Inc., Class A *	27,727	2,507,630
Toast, Inc., Class A *	191,020	5,736,331
Voya Financial, Inc.	46,838	3,761,091
Western Union Co. (The)	157,546	1,695,195
WEX, Inc. *	19,534	3,371,568
		41,762,039
Food Products — 1.1%
Darling Ingredients, Inc. *	74,221	2,902,783
Flowers Foods, Inc.	93,283	2,073,681
Freshpet, Inc. *	21,090	2,795,269
Ingredion, Inc.	30,349	4,029,133
J & J Snack Foods Corp.	7,049	1,156,882
Lancaster Colony Corp.	9,481	1,645,902
Pilgrim's Pride Corp. *	19,332	936,442
Post Holdings, Inc. *	25,327	2,765,962
Seaboard Corp.	123	340,219
Simply Good Foods Co. (The) *	41,922	1,411,094
		20,057,367
INVESTMENTS	SHARES	VALUE($)

Gas Utilities — 0.7%
National Fuel Gas Co.	42,767	2,588,687
New Jersey Resources Corp.	46,041	2,112,821
ONE Gas, Inc.	24,322	1,733,429
Southwest Gas Holdings, Inc.	25,842	1,892,926
Spire, Inc.	26,724	1,706,595
UGI Corp.	97,737	2,336,892
		12,371,350
Ground Transportation — 1.6%
Avis Budget Group, Inc.	8,251	684,833
Knight-Swift Transportation Holdings, Inc.	70,249	3,658,568
Landstar System, Inc.	16,748	2,943,796
Lyft, Inc., Class A *	162,015	2,101,335
Ryder System, Inc.	20,353	2,977,237
Saia, Inc. *	12,375	6,046,549
U-Haul Holding Co. * (a)	3,544	259,881
U-Haul Holding Co.	46,844	3,197,571
XPO, Inc. *	54,066	7,057,235
		28,927,005
Health Care Equipment & Supplies — 2.0%
Dentsply Sirona, Inc.	96,595	2,238,106
Enovis Corp. *	24,448	1,008,969
Envista Holdings Corp. *	79,893	1,675,356
Globus Medical, Inc., Class A *	52,504	3,861,144
Haemonetics Corp. *	23,620	1,680,799
Inspire Medical Systems, Inc. *	13,757	2,683,165
iRhythm Technologies, Inc. *	14,403	1,043,353
Lantheus Holdings, Inc. *	31,847	3,498,074
Masimo Corp. *	20,806	2,996,272
Merit Medical Systems, Inc. *	26,919	2,655,829
Neogen Corp. *	100,827	1,439,810
Penumbra, Inc. *	17,347	3,970,208
QuidelOrtho Corp. *	23,550	896,078
Solventum Corp. *	64,557	4,685,547
		34,332,710
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	42,597	1,818,466
Chemed Corp.	7,008	3,786,002
CorVel Corp. *	4,346	1,294,326
DaVita, Inc. *	23,330	3,261,767
Encompass Health Corp.	46,544	4,629,266
Ensign Group, Inc. (The)	26,319	4,079,182
HealthEquity, Inc. *	39,882	3,399,940
Henry Schein, Inc. *	59,500	4,178,685
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Option Care Health, Inc. *	81,030	1,866,931
Premier, Inc., Class A	48,818	983,683
Progyny, Inc. *	39,135	588,982
R1 RCM, Inc. *	72,526	1,034,221
Select Medical Holdings Corp.	47,559	1,525,693
Surgery Partners, Inc. *	35,482	1,021,881
Tenet Healthcare Corp. *	45,131	6,996,208
		40,465,233
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	177,366	3,047,148
Medical Properties Trust, Inc. (a)	279,225	1,292,812
Omega Healthcare Investors, Inc.	114,100	4,845,827
		9,185,787
Health Care Technology — 0.2%
Doximity, Inc., Class A *	57,676	2,407,396
Evolent Health, Inc., Class A *	53,527	1,249,856
		3,657,252
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	105,481	1,557,954
Ryman Hospitality Properties, Inc.	27,200	2,911,760
		4,469,714
Hotels, Restaurants & Leisure — 3.9%
Aramark	120,436	4,556,094
Boyd Gaming Corp.	31,835	2,205,847
Caesars Entertainment, Inc. *	96,631	3,870,072
Cava Group, Inc. *	32,975	4,404,141
Choice Hotels International, Inc. (a)	13,044	1,819,768
Churchill Downs, Inc.	32,820	4,598,082
DraftKings, Inc., Class A *	222,136	7,845,843
Hilton Grand Vacations, Inc. *	35,045	1,292,460
Hyatt Hotels Corp., Class A	20,557	2,990,016
Life Time Group Holdings, Inc. *	27,641	615,841
Light & Wonder, Inc. *	41,977	3,936,603
Marriott Vacations Worldwide Corp.	14,288	1,100,605
Norwegian Cruise Line Holdings Ltd. *	198,106	5,020,006
Penn Entertainment, Inc. *	63,152	1,247,252
Planet Fitness, Inc., Class A *	40,479	3,178,411
Texas Roadhouse, Inc.	31,122	5,948,037
Travel + Leisure Co.	32,612	1,559,180
United Parks & Resorts, Inc. *	16,796	883,973
Vail Resorts, Inc.	17,658	2,925,754
Wendy's Co. (The)	76,321	1,458,494
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Wingstop, Inc.	13,733	3,950,847
Wyndham Hotels & Resorts, Inc.	37,216	3,286,917
		68,694,243
Household Durables — 2.1%
Champion Homes, Inc. *	26,574	2,344,624
Installed Building Products, Inc.	11,119	2,411,711
KB Home	31,201	2,449,279
Meritage Homes Corp.	16,932	3,068,078
Mohawk Industries, Inc. *	24,816	3,332,044
Newell Brands, Inc.	183,218	1,612,318
Taylor Morrison Home Corp. *	46,441	3,181,208
Tempur Sealy International, Inc.	79,341	3,801,227
Toll Brothers, Inc.	48,049	7,036,296
TopBuild Corp. *	14,807	5,232,498
Whirlpool Corp.	25,547	2,644,370
Worthington Enterprises, Inc.	14,992	574,194
		37,687,847
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	25,378	683,937
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	15,599	415,557
Clearway Energy, Inc., Class C	38,413	1,090,161
Ormat Technologies, Inc.	24,959	1,972,260
		3,477,978
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	121,839	3,128,825
EastGroup Properties, Inc.	22,396	3,835,987
First Industrial Realty Trust, Inc.	58,198	3,054,813
Rexford Industrial Realty, Inc.	94,636	4,058,938
STAG Industrial, Inc.	84,729	3,158,697
Terreno Realty Corp.	43,983	2,636,781
		19,874,041
Insurance — 3.8%
Assurant, Inc.	24,260	4,650,642
Assured Guaranty Ltd.	24,567	2,050,362
Axis Capital Holdings Ltd.	36,468	2,853,986
Brighthouse Financial, Inc. *	29,042	1,373,687
Enstar Group Ltd. *	5,365	1,730,213
Erie Indemnity Co., Class A	11,739	5,268,933
First American Financial Corp.	47,806	3,066,755
Globe Life, Inc.	43,022	4,543,123
Hanover Insurance Group, Inc. (The)	16,625	2,465,986
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Kemper Corp.	28,654	1,784,285
Kinsale Capital Group, Inc.	10,311	4,414,242
Lincoln National Corp.	78,614	2,731,836
Old Republic International Corp.	117,954	4,120,133
Primerica, Inc.	16,034	4,438,372
RenaissanceRe Holdings Ltd. (Bermuda)	24,033	6,306,259
RLI Corp.	19,065	2,973,568
Ryan Specialty Holdings, Inc.	46,253	3,046,685
Selective Insurance Group, Inc.	28,237	2,564,484
Unum Group	82,088	5,268,408
White Mountains Insurance Group Ltd.	1,175	2,111,639
		67,763,598
Interactive Media & Services — 0.5%
IAC, Inc. *	35,562	1,705,198
Match Group, Inc. *	123,690	4,456,551
Trump Media & Technology Group Corp. * (a)	20,030	707,860
ZoomInfo Technologies, Inc. *	131,550	1,453,627
		8,323,236
IT Services — 0.3%
ASGN, Inc. *	21,321	1,963,664
DXC Technology Co. *	83,117	1,650,704
Kyndryl Holdings, Inc. *	106,323	2,433,733
		6,048,101
Leisure Products — 0.8%
Acushnet Holdings Corp.	13,777	844,530
Brunswick Corp.	31,466	2,509,099
Hasbro, Inc.	61,183	4,015,440
Mattel, Inc. *	160,224	3,265,365
Polaris, Inc.	24,908	1,741,318
Topgolf Callaway Brands Corp. *	67,328	653,755
YETI Holdings, Inc. *	39,732	1,398,964
		14,428,471
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A *	49,143	787,762
Azenta, Inc. *	20,831	855,946
Bio-Rad Laboratories, Inc., Class A *	9,680	3,467,279
Bruker Corp.	44,078	2,495,256
Medpace Holdings, Inc. *	11,718	3,682,030
Repligen Corp. *	24,375	3,272,831
Sotera Health Co. *	59,872	938,194
		15,499,298
INVESTMENTS	SHARES	VALUE($)

Machinery — 4.7%
AGCO Corp.	29,175	2,912,832
Allison Transmission Holdings, Inc.	40,789	4,358,713
Chart Industries, Inc. *	19,920	2,404,742
Crane Co.	22,728	3,574,660
Donaldson Co., Inc.	56,214	4,112,616
Esab Corp.	26,414	3,249,979
Federal Signal Corp.	28,401	2,316,670
Flowserve Corp.	61,157	3,219,304
Franklin Electric Co., Inc.	18,726	1,792,265
Gates Industrial Corp. plc *	87,090	1,685,191
Graco, Inc.	78,602	6,402,133
Hillenbrand, Inc.	32,539	896,449
ITT, Inc.	38,234	5,357,348
John Bean Technologies Corp.	14,807	1,649,796
Lincoln Electric Holdings, Inc.	26,655	5,132,687
Middleby Corp. (The) *	24,970	3,238,609
Mueller Industries, Inc.	51,232	4,199,487
Nordson Corp.	23,861	5,914,903
Oshkosh Corp.	30,290	3,096,850
RBC Bearings, Inc. *	13,337	3,739,028
SPX Technologies, Inc. *	21,479	3,082,022
Terex Corp.	31,208	1,613,766
Timken Co. (The)	31,371	2,603,793
Toro Co. (The)	48,399	3,895,151
Watts Water Technologies, Inc., Class A	12,732	2,426,592
		82,875,586
Marine Transportation — 0.2%
Kirby Corp. *	27,128	3,113,209
Media — 0.8%
Liberty Broadband Corp., Class A *	7,912	634,780
Liberty Broadband Corp., Class C *	50,615	4,090,704
New York Times Co. (The), Class A	72,688	4,058,898
Nexstar Media Group, Inc.	14,471	2,545,738
Paramount Global, Class B (a)	261,921	2,865,416
		14,195,536
Metals & Mining — 1.8%
Alcoa Corp.	114,534	4,591,668
ATI, Inc. *	58,001	3,057,233
Cleveland-Cliffs, Inc. *	220,983	2,868,359
Commercial Metals Co.	53,549	2,880,936
Hecla Mining Co.	274,331	1,780,408
MP Materials Corp. * (a)	44,416	799,044
Reliance, Inc.	25,922	7,422,506
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Royal Gold, Inc.	30,652	4,477,031
United States Steel Corp.	103,860	4,034,961
		31,912,146
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	355,693	3,311,502
Blackstone Mortgage Trust, Inc., Class A (a)	76,627	1,395,378
Rithm Capital Corp.	239,475	2,536,040
Starwood Property Trust, Inc.	147,139	2,904,524
		10,147,444
Multi-Utilities — 0.3%
Avista Corp.	36,366	1,362,998
Black Hills Corp.	32,132	1,901,893
Northwestern Energy Group, Inc.	26,830	1,434,332
		4,699,223
Office REITs — 0.2%
Cousins Properties, Inc.	65,717	2,012,912
Kilroy Realty Corp.	53,773	2,162,750
		4,175,662
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	158,243	2,273,952
Antero Resources Corp. *	136,904	3,543,075
California Resources Corp.	27,547	1,431,618
Chord Energy Corp.	28,643	3,583,239
Civitas Resources, Inc.	33,925	1,655,201
Comstock Resources, Inc.	40,778	471,394
DT Midstream, Inc.	45,212	4,075,862
Expand Energy Corp.	93,518	7,922,845
HF Sinclair Corp.	77,543	2,993,935
Magnolia Oil & Gas Corp., Class A	80,442	2,033,574
Matador Resources Co.	55,131	2,872,876
Murphy Oil Corp.	71,051	2,236,685
New Fortress Energy, Inc. (a)	51,492	433,048
Ovintiv, Inc.	123,946	4,858,683
PBF Energy, Inc., Class A	48,196	1,374,550
Peabody Energy Corp.	55,716	1,463,659
Permian Resources Corp.	292,949	3,992,895
Range Resources Corp.	111,818	3,357,895
SM Energy Co.	53,362	2,239,603
		52,814,589
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	29,914	2,958,495
INVESTMENTS	SHARES	VALUE($)

Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	59,748	2,862,527
American Airlines Group, Inc. *	283,290	3,796,086
		6,658,613
Personal Care Products — 0.5%
BellRing Brands, Inc. *	60,804	4,002,727
Coty, Inc., Class A *	178,178	1,325,644
elf Beauty, Inc. *	24,727	2,602,517
Interparfums, Inc.	8,438	1,021,589
		8,952,477
Pharmaceuticals — 1.3%
Axsome Therapeutics, Inc. *	18,360	1,634,591
Catalent, Inc. *	83,953	4,919,646
Elanco Animal Health, Inc. *	229,479	2,900,614
Intra-Cellular Therapies, Inc. *	45,512	3,857,142
Jazz Pharmaceuticals plc *	29,322	3,226,300
Organon & Co.	119,155	2,237,731
Perrigo Co. plc	63,175	1,619,175
Prestige Consumer Healthcare, Inc. *	23,080	1,702,150
		22,097,349
Professional Services — 2.6%
Alight, Inc., Class A *	193,621	1,341,793
CACI International, Inc., Class A *	10,371	5,730,600
Clarivate plc *	178,407	1,177,486
Concentrix Corp.	20,359	865,461
Dun & Bradstreet Holdings, Inc.	125,153	1,488,069
ExlService Holdings, Inc. *	75,568	3,148,919
Exponent, Inc.	23,585	2,225,952
FTI Consulting, Inc. *	16,521	3,222,917
Genpact Ltd.	72,217	2,756,523
Insperity, Inc.	16,771	1,321,052
KBR, Inc.	62,739	4,204,140
ManpowerGroup, Inc.	22,394	1,407,463
Maximus, Inc.	28,463	2,460,342
Parsons Corp. *	21,919	2,370,759
Paycor HCM, Inc. *	37,798	570,372
Paylocity Holding Corp. *	20,372	3,760,060
Robert Half, Inc.	48,774	3,321,997
Science Applications International Corp.	23,800	3,434,102
TriNet Group, Inc.	14,868	1,262,144
		46,070,151
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	14,544	1,105,926
Jones Lang LaSalle, Inc. *	22,099	5,987,945
		7,093,871
Residential REITs — 0.4%
American Homes 4 Rent, Class A	149,470	5,267,323
Independence Realty Trust, Inc.	104,640	2,053,037
		7,320,360
Retail REITs — 1.1%
Agree Realty Corp.	43,991	3,266,332
Brixmor Property Group, Inc.	139,983	3,772,542
Federal Realty Investment Trust	38,701	4,289,619
Kite Realty Group Trust	102,259	2,624,988
NNN REIT, Inc.	85,036	3,693,964
Phillips Edison & Co., Inc.	57,062	2,157,514
		19,804,959
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc. (Japan) *	57,463	1,197,529
Amkor Technology, Inc.	55,036	1,400,666
Astera Labs, Inc. *	11,671	818,837
Axcelis Technologies, Inc. *	15,132	1,290,911
Cirrus Logic, Inc. *	25,115	2,758,129
Diodes, Inc. *	21,362	1,249,250
Lattice Semiconductor Corp. *	64,142	3,249,434
MACOM Technology Solutions Holdings, Inc. *	26,604	2,990,290
MKS Instruments, Inc.	27,027	2,684,592
Onto Innovation, Inc. *	22,893	4,540,369
Power Integrations, Inc.	26,295	1,589,007
Rambus, Inc. *	50,063	2,394,013
Silicon Laboratories, Inc. *	14,748	1,531,727
SolarEdge Technologies, Inc. * (a)	26,519	452,414
Synaptics, Inc. *	18,226	1,251,579
Universal Display Corp.	22,042	3,974,613
Wolfspeed, Inc. * (a)	54,799	729,375
		34,102,735
Software — 6.7%
Altair Engineering, Inc., Class A *	26,475	2,753,135
AppLovin Corp., Class A *	96,730	16,385,095
Bill Holdings, Inc. *	45,783	2,671,896
Blackbaud, Inc. *	19,638	1,482,865
BlackLine, Inc. *	23,664	1,310,276
Box, Inc., Class A *	67,601	2,147,008
CCC Intelligent Solutions Holdings, Inc. *	151,424	1,576,324
INVESTMENTS	SHARES	VALUE($)

Software — continued
Confluent, Inc., Class A *	106,622	2,790,298
Dolby Laboratories, Inc., Class A	27,503	2,004,969
DoubleVerify Holdings, Inc. *	67,667	1,153,722
Dropbox, Inc., Class A *	111,298	2,877,053
Elastic NV *	39,870	3,198,770
Envestnet, Inc. *	24,555	1,541,563
Five9, Inc. *	34,256	1,011,580
Gitlab, Inc., Class A *	54,139	2,909,971
Guidewire Software, Inc. *	38,838	7,233,966
Informatica, Inc., Class A *	61,766	1,686,212
Instructure Holdings, Inc. *	9,722	228,856
Manhattan Associates, Inc. *	28,618	7,536,836
MicroStrategy, Inc., Class A * (a)	81,506	19,928,218
Nutanix, Inc., Class A *	113,460	7,045,866
Pegasystems, Inc.	19,278	1,531,444
Procore Technologies, Inc. *	40,139	2,635,125
Qualys, Inc. *	17,163	2,046,516
Samsara, Inc., Class A *	91,176	4,357,301
SentinelOne, Inc., Class A *	125,958	3,248,457
Smartsheet, Inc., Class A *	64,166	3,620,246
SPS Commerce, Inc. *	17,015	2,807,475
Tenable Holdings, Inc. *	55,408	2,194,711
Teradata Corp. *	44,896	1,446,998
UiPath, Inc., Class A *	206,272	2,549,522
Workiva, Inc. *	23,734	1,893,024
		117,805,298
Specialized REITs — 1.3%
CubeSmart	104,496	4,999,089
EPR Properties	35,076	1,591,398
Gaming and Leisure Properties, Inc.	121,622	6,104,208
Lamar Advertising Co., Class A	40,584	5,357,088
National Storage Affiliates Trust	32,181	1,356,429
PotlatchDeltic Corp.	36,891	1,533,559
Rayonier, Inc.	62,495	1,951,719
		22,893,490
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A *	23,200	3,057,528
Academy Sports & Outdoors, Inc.	34,252	1,742,057
Advance Auto Parts, Inc.	27,681	987,935
Asbury Automotive Group, Inc. *	9,393	2,140,101
AutoNation, Inc. *	12,430	1,932,492
Bath & Body Works, Inc.	103,730	2,943,857
Carvana Co. *	53,454	13,219,709
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Dick's Sporting Goods, Inc.	27,011	5,287,403
Five Below, Inc. *	25,465	2,413,827
Floor & Decor Holdings, Inc., Class A *	49,584	5,109,631
GameStop Corp., Class A * (a)	180,754	4,009,124
Gap, Inc. (The)	104,172	2,163,652
Group 1 Automotive, Inc.	6,305	2,297,038
Lithia Motors, Inc., Class A	12,818	4,260,319
Murphy USA, Inc.	9,350	4,567,007
Penske Automotive Group, Inc.	9,260	1,394,278
RH *	6,979	2,219,671
Signet Jewelers Ltd.	20,535	1,882,649
Valvoline, Inc. *	60,045	2,418,613
Williams-Sonoma, Inc.	56,622	7,594,709
		71,641,600
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A *	143,207	7,167,510
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	54,185	1,069,612
Columbia Sportswear Co.	15,839	1,274,564
Crocs, Inc. *	27,959	3,014,540
PVH Corp.	26,422	2,601,510
Ralph Lauren Corp.	18,640	3,689,415
Skechers U.S.A., Inc., Class A *	62,345	3,831,724
Tapestry, Inc.	106,829	5,069,036
Under Armour, Inc., Class A *	88,084	753,118
Under Armour, Inc., Class C *	70,758	558,988
VF Corp.	153,517	3,179,337
		25,041,844
Trading Companies & Distributors — 1.9%
Air Lease Corp.	48,700	2,159,845
Applied Industrial Technologies, Inc.	18,034	4,176,494
Beacon Roofing Supply, Inc. *	29,297	2,697,375
Core & Main, Inc., Class A *	84,420	3,738,117
FTAI Aviation Ltd.	46,206	6,211,935
GATX Corp.	16,388	2,257,611
Herc Holdings, Inc.	12,385	2,590,199
MSC Industrial Direct Co., Inc., Class A	20,608	1,629,474
Rush Enterprises, Inc., Class A	28,752	1,626,788
Rush Enterprises, Inc., Class B	3,639	176,710
SiteOne Landscape Supply, Inc. *	20,755	2,900,304
WESCO International, Inc.	20,703	3,974,355
		34,139,207
INVESTMENTS	SHARES	VALUE($)

Water Utilities — 0.4%
American States Water Co.	17,257	1,423,013
California Water Service Group	26,845	1,394,866
Essential Utilities, Inc.	116,757	4,506,820
		7,324,699
Total Common Stocks (Cost $1,516,499,644)		1,754,465,422
Short-Term Investments — 3.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c) (Cost $8,076,683)	8,076,683	8,076,683
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c) (Cost $46,831,039)	46,831,039	46,831,039
Total Short-Term Investments (Cost $54,907,722)		54,907,722
Total Investments — 102.6% (Cost $1,571,407,366)		1,809,373,144
Liabilities in Excess of Other Assets — (2.6)%		(46,123,341)
NET ASSETS — 100.0%		1,763,249,803

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $44,757,999.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	27	12/20/2024	USD	8,405,640	95,232

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 1.5%
AAR Corp. *	12,062	708,039
AeroVironment, Inc. *	9,526	2,047,709
Cadre Holdings, Inc.	7,732	268,842
Kratos Defense & Security Solutions, Inc. *	50,286	1,142,498
Mercury Systems, Inc. *	18,402	595,305
Moog, Inc., Class A	9,813	1,850,732
Rocket Lab USA, Inc. * (a)	92,119	985,673
V2X, Inc. *	4,167	256,687
		7,855,485
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	17,556	302,666
Hub Group, Inc., Class A	21,101	915,572
		1,218,238
Automobile Components — 1.8%
American Axle & Manufacturing Holdings, Inc. *	39,883	225,339
Dana, Inc.	44,563	341,798
Dorman Products, Inc. *	8,937	1,019,086
Fox Factory Holding Corp. *	14,266	513,433
Garrett Motion, Inc. (Switzerland) *	41,166	305,864
Gentherm, Inc. *	10,825	454,109
LCI Industries	8,672	965,020
Mobileye Global, Inc., Class A (Israel) * (a)	28,897	393,288
Modine Manufacturing Co. *	16,955	1,996,790
Patrick Industries, Inc.	7,529	948,504
Phinia, Inc.	15,390	716,866
QuantumScape Corp. * (a)	122,248	629,577
Standard Motor Products, Inc.	6,944	223,528
XPEL, Inc. * (b)	7,374	284,415
		9,017,617
Automobiles — 0.1%
Winnebago Industries, Inc.	9,861	552,610
Banks — 11.0%
1st Source Corp.	6,263	370,957
Amalgamated Financial Corp.	5,612	186,122
Amerant Bancorp, Inc.	10,474	223,306
Ameris Bancorp	22,789	1,412,690
Associated Banc-Corp.	51,527	1,223,251
Atlantic Union Bankshares Corp.	30,393	1,148,855
Axos Financial, Inc. *	18,348	1,242,527
Banc of California, Inc.	48,933	751,611
BancFirst Corp.	7,081	769,776
Bancorp, Inc. (The) *	17,418	875,429
Bank of Hawaii Corp.	13,570	980,161
BankUnited, Inc.	25,263	892,794
Banner Corp.	11,713	750,101
Berkshire Hills Bancorp, Inc.	14,895	405,591
Brookline Bancorp, Inc.	30,362	341,573
Cathay General Bancorp	24,129	1,109,451
City Holding Co.	5,077	591,978
Columbia Financial, Inc. *	9,751	166,547
Community Financial System, Inc.	18,084	1,105,656
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Community Trust Bancorp, Inc.	5,425	281,015
Customers Bancorp, Inc. *	10,185	469,834
CVB Financial Corp.	45,269	879,577
Dime Community Bancshares, Inc.	13,115	394,368
Eastern Bankshares, Inc.	68,396	1,116,907
Enterprise Financial Services Corp.	12,796	674,605
FB Financial Corp.	12,293	604,816
First Bancorp	13,785	574,835
First BanCorp (Puerto Rico)	56,678	1,092,752
First Busey Corp.	19,252	468,016
First Commonwealth Financial Corp.	34,894	573,657
First Financial Bancorp	32,532	832,169
First Hawaiian, Inc.	43,475	1,075,571
First Interstate BancSystem, Inc., Class A	32,311	995,179
First Merchants Corp.	19,929	738,369
Flagstar Financial, Inc. (a)	99,083	1,002,720
Fulton Financial Corp.	62,212	1,126,659
German American Bancorp, Inc.	10,104	409,111
Heartland Financial USA, Inc.	14,370	855,015
Hilltop Holdings, Inc.	15,787	483,556
Hope Bancorp, Inc.	39,891	494,249
Independent Bank Corp.	14,537	914,377
Independent Bank Group, Inc.	12,220	713,159
International Bancshares Corp.	18,314	1,121,916
Lakeland Financial Corp.	8,459	550,427
Live Oak Bancshares, Inc.	11,765	467,188
National Bank Holdings Corp., Class A	12,902	580,074
NBT Bancorp, Inc.	16,059	714,304
Nicolet Bankshares, Inc.	4,812	489,332
Northwest Bancshares, Inc.	41,735	554,658
OceanFirst Financial Corp.	20,022	364,400
OFG Bancorp (Puerto Rico)	16,065	646,938
Origin Bancorp, Inc.	9,992	313,649
Pacific Premier Bancorp, Inc.	32,865	838,386
Park National Corp.	4,886	844,203
Pathward Financial, Inc.	8,655	612,428
Preferred Bank	4,352	367,178
Premier Financial Corp.	12,194	300,704
Provident Financial Services, Inc.	42,702	797,673
Renasant Corp.	21,204	723,268
Republic Bancorp, Inc., Class A	3,200	216,000
S&T Bancorp, Inc.	13,096	497,386
Sandy Spring Bancorp, Inc.	15,205	511,496
Seacoast Banking Corp. of Florida	29,121	777,531
ServisFirst Bancshares, Inc.	18,527	1,540,335
Simmons First National Corp., Class A	42,557	987,322
Southside Bancshares, Inc.	10,227	331,355
Stellar Bancorp, Inc.	17,871	486,449
Stock Yards Bancorp, Inc.	9,224	594,764
Texas Capital Bancshares, Inc. *	15,988	1,230,277
Towne Bank	23,847	775,504
TriCo Bancshares	10,988	469,517
Triumph Financial, Inc. *	7,916	699,537
Trustmark Corp.	19,487	676,589
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
United Community Banks, Inc.	40,781	1,160,627
Veritex Holdings, Inc.	18,055	487,485
WaFd, Inc.	27,736	942,469
WesBanco, Inc.	19,841	623,999
Westamerica BanCorp	8,678	447,091
WSFS Financial Corp.	20,570	1,011,427
		56,072,778
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	22,034	241,493
MGP Ingredients, Inc.	5,080	244,043
Vita Coco Co., Inc. (The) *	13,232	391,799
		877,335
Biotechnology — 7.1%
Agios Pharmaceuticals, Inc. *	19,279	856,566
Akero Therapeutics, Inc. *	19,195	591,782
Apogee Therapeutics, Inc. *	7,329	381,401
Arcellx, Inc. *	13,453	1,133,684
Arcus Biosciences, Inc. *	17,683	270,550
Ardelyx, Inc. *	74,069	434,785
Aurinia Pharmaceuticals, Inc. (Canada) *	46,163	332,835
Beam Therapeutics, Inc. *	24,441	535,502
BioCryst Pharmaceuticals, Inc. *	70,057	561,157
Biohaven Ltd. *	27,890	1,387,806
Bridgebio Pharma, Inc. *	41,148	963,275
Catalyst Pharmaceuticals, Inc. *	35,107	765,333
Celldex Therapeutics, Inc. *	20,105	523,936
CG oncology, Inc. *	7,930	281,753
Crinetics Pharmaceuticals, Inc. *	25,207	1,410,584
Day One Biopharmaceuticals, Inc. *	20,191	297,211
Denali Therapeutics, Inc. *	41,586	1,079,573
Disc Medicine, Inc. *	3,803	170,450
Dynavax Technologies Corp. *	44,893	531,982
Dyne Therapeutics, Inc. *	24,021	693,246
Geron Corp. *	171,338	704,199
Ideaya Biosciences, Inc. *	27,852	784,034
ImmunityBio, Inc. * (a)	45,753	238,373
Insmed, Inc. *	55,328	3,722,468
Intellia Therapeutics, Inc. *	32,519	462,420
Iovance Biotherapeutics, Inc. *	74,733	780,212
Ironwood Pharmaceuticals, Inc. *	48,371	191,065
Keros Therapeutics, Inc. *	9,243	536,464
Krystal Biotech, Inc. *	8,642	1,491,004
Kura Oncology, Inc. *	18,110	302,799
Kymera Therapeutics, Inc. *	14,712	679,253
Myriad Genetics, Inc. *	30,444	668,550
Nuvalent, Inc., Class A *	11,395	1,008,344
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	18,971	869,631
Prothena Corp. plc (Ireland) *	12,155	206,635
PTC Therapeutics, Inc. *	26,235	1,047,301
Recursion Pharmaceuticals, Inc., Class A * (a)	71,733	453,353
REGENXBIO, Inc. *	13,726	117,906
Relay Therapeutics, Inc. *	38,405	216,412
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Rhythm Pharmaceuticals, Inc. *	17,301	825,777
Rocket Pharmaceuticals, Inc. *	23,906	398,035
Sage Therapeutics, Inc. *	15,059	91,559
Sana Biotechnology, Inc. *	41,454	145,089
SpringWorks Therapeutics, Inc. * (a)	18,912	569,819
Spyre Therapeutics, Inc. *	11,555	375,884
Summit Therapeutics, Inc. * (a)	28,373	527,454
Syndax Pharmaceuticals, Inc. *	29,151	549,788
Tango Therapeutics, Inc. *	16,115	87,585
TG Therapeutics, Inc. *	48,781	1,222,452
Twist Bioscience Corp. *	18,541	748,315
Vera Therapeutics, Inc. *	12,686	512,261
Veracyte, Inc. *	26,093	880,378
Vericel Corp. *	16,658	733,618
Vir Biotechnology, Inc. *	31,924	239,111
Viridian Therapeutics, Inc. *	20,283	437,504
Xencor, Inc. *	23,760	499,198
Zentalis Pharmaceuticals, Inc. *	18,034	49,233
		36,576,894
Broadline Retail — 0.3%
Kohl's Corp.	37,438	691,854
Nordstrom, Inc.	36,694	829,652
Savers Value Village, Inc. *	9,248	94,607
		1,616,113
Building Products — 1.9%
American Woodmark Corp. *	5,427	492,283
Apogee Enterprises, Inc.	7,531	563,620
AZZ, Inc.	9,939	757,153
CSW Industrials, Inc.	5,647	1,993,956
Gibraltar Industries, Inc. *	10,441	704,663
Griffon Corp.	12,920	812,410
Hayward Holdings, Inc. *	48,463	788,008
Janus International Group, Inc. *	38,890	286,231
JELD-WEN Holding, Inc. *	28,801	407,822
Masterbrand, Inc. *	43,445	780,272
Quanex Building Products Corp.	15,105	438,951
Resideo Technologies, Inc. *	49,764	978,858
Tecnoglass, Inc.	7,807	535,014
		9,539,241
Capital Markets — 3.3%
Artisan Partners Asset Management, Inc., Class A	23,884	1,053,284
B. Riley Financial, Inc. (a)	5,639	33,242
BGC Group, Inc., Class A	125,527	1,176,188
Brightsphere Investment Group, Inc.	9,831	259,440
DigitalBridge Group, Inc. (a)	53,309	836,418
Donnelley Financial Solutions, Inc. *	8,649	504,583
Hamilton Lane, Inc., Class A	13,434	2,413,284
Moelis & Co., Class A	24,140	1,602,896
Piper Sandler Cos.	5,243	1,487,125
PJT Partners, Inc., Class A	7,829	1,087,918
StepStone Group, Inc., Class A	20,411	1,227,313
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
StoneX Group, Inc. *	9,408	847,096
TPG, Inc.	28,828	1,951,079
Victory Capital Holdings, Inc., Class A	14,383	861,973
Virtu Financial, Inc., Class A	28,838	892,825
Virtus Investment Partners, Inc.	2,358	510,200
WisdomTree, Inc.	39,766	411,578
		17,156,442
Chemicals — 1.1%
AdvanSix, Inc.	9,181	260,465
Ecovyst, Inc. *	36,412	242,504
Ginkgo Bioworks Holdings, Inc. * (a)	13,472	102,657
Hawkins, Inc.	6,746	721,147
Ingevity Corp. *	11,513	481,128
Innospec, Inc.	8,502	916,345
Mativ Holdings, Inc.	18,502	285,856
Minerals Technologies, Inc.	10,983	826,910
Orion SA (Germany)	19,220	288,108
PureCycle Technologies, Inc. * (a)	33,206	432,342
Stepan Co.	7,476	540,814
Tronox Holdings plc	40,722	493,551
		5,591,827
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	21,628	1,147,582
ACV Auctions, Inc., Class A *	50,361	870,742
Brady Corp., Class A	15,059	1,071,297
BrightView Holdings, Inc. *	14,615	239,394
Brink's Co. (The)	15,213	1,563,744
Cimpress plc (Ireland) *	5,527	381,418
CoreCivic, Inc. *	37,893	523,302
Deluxe Corp.	13,989	262,434
Driven Brands Holdings, Inc. *	21,147	314,033
GEO Group, Inc. (The) *	44,842	680,702
Healthcare Services Group, Inc. *	25,259	277,091
HNI Corp.	16,182	797,449
Matthews International Corp., Class A	10,418	242,635
MillerKnoll, Inc.	24,525	548,379
Montrose Environmental Group, Inc. *	11,259	296,900
OPENLANE, Inc. *	36,803	581,487
Pitney Bowes, Inc.	55,413	399,528
Steelcase, Inc., Class A	29,978	360,635
UniFirst Corp.	5,008	900,488
Vestis Corp.	44,669	603,925
		12,063,165
Communications Equipment — 0.8%
Calix, Inc. *	20,407	722,000
Digi International, Inc. *	12,363	358,156
Extreme Networks, Inc. *	44,424	663,250
Harmonic, Inc. *	37,304	413,701
Infinera Corp. *	71,118	477,913
NetScout Systems, Inc. *	23,432	492,775
INVESTMENTS	SHARES	VALUE($)

Communications Equipment — continued
Viasat, Inc. *	27,372	262,771
Viavi Solutions, Inc. *	76,225	702,795
		4,093,361
Construction & Engineering — 1.7%
Ameresco, Inc., Class A *	11,003	338,562
Centuri Holdings, Inc. * (a)	4,888	91,748
Construction Partners, Inc., Class A *	14,854	1,169,455
Dycom Industries, Inc. *	10,041	1,750,448
Granite Construction, Inc.	15,056	1,265,457
IES Holdings, Inc. *	3,040	664,742
MYR Group, Inc. *	5,717	748,927
Primoris Services Corp.	18,291	1,145,382
Sterling Infrastructure, Inc. *	10,687	1,650,607
		8,825,328
Construction Materials — 0.4%
Knife River Corp. *	17,437	1,696,969
United States Lime & Minerals, Inc.	3,686	415,707
		2,112,676
Consumer Finance — 1.1%
Bread Financial Holdings, Inc.	16,567	825,865
Encore Capital Group, Inc. *	8,041	367,313
Enova International, Inc. *	8,778	762,896
LendingClub Corp. *	37,815	536,217
Navient Corp.	27,737	394,697
Nelnet, Inc., Class A	4,712	531,042
PROG Holdings, Inc.	14,798	646,229
Upstart Holdings, Inc. * (a)	25,929	1,262,224
World Acceptance Corp. *	1,302	148,558
		5,475,041
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	11,224	509,570
Chefs' Warehouse, Inc. (The) *	12,100	483,032
Grocery Outlet Holding Corp. *	33,107	473,430
Ingles Markets, Inc., Class A	4,959	316,682
PriceSmart, Inc.	8,743	726,368
Weis Markets, Inc.	5,603	352,373
		2,861,455
Containers & Packaging — 0.2%
Myers Industries, Inc.	11,348	133,679
O-I Glass, Inc. *	52,921	587,952
Pactiv Evergreen, Inc.	13,593	154,145
TriMas Corp.	13,963	374,907
		1,250,683
Distributors — 0.0% ^
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	7,678	174,828
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	12,799	1,035,695
Coursera, Inc. *	37,975	263,926
Frontdoor, Inc. *	26,657	1,324,586
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Graham Holdings Co., Class B	1,170	986,661
Laureate Education, Inc., Class A	45,775	786,415
Mister Car Wash, Inc. *	32,553	244,473
OneSpaWorld Holdings Ltd. (Bahamas)	32,508	569,215
Strategic Education, Inc.	7,663	666,375
Stride, Inc. *	14,453	1,348,176
Udemy, Inc. *	31,719	248,677
		7,474,199
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	24,857	462,589
American Assets Trust, Inc.	16,312	439,608
Broadstone Net Lease, Inc.	59,168	1,040,765
Empire State Realty Trust, Inc., Class A	45,694	484,357
Global Net Lease, Inc.	68,119	530,647
		2,957,966
Diversified Telecommunication Services — 0.6%
Globalstar, Inc. *	262,601	275,731
Liberty Latin America Ltd., Class A (Puerto Rico) *	10,945	107,152
Liberty Latin America Ltd., Class C (Puerto Rico) *	39,386	381,256
Lumen Technologies, Inc. *	340,235	2,174,102
Shenandoah Telecommunications Co.	17,987	248,940
		3,187,181
Electric Utilities — 0.3%
Hawaiian Electric Industries, Inc. *	59,106	607,018
MGE Energy, Inc.	12,383	1,120,538
		1,727,556
Electrical Equipment — 0.8%
Array Technologies, Inc. *	49,079	320,486
Enovix Corp. * (a)	50,065	450,835
Fluence Energy, Inc. *	20,786	452,096
Plug Power, Inc. * (a)	259,789	509,186
Powell Industries, Inc.	3,283	837,099
Shoals Technologies Group, Inc., Class A *	58,285	315,322
Sunrun, Inc. *	75,966	1,097,709
Vicor Corp. *	7,873	359,875
		4,342,608
Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc.	12,252	530,512
Crane NXT Co.	19,349	1,050,070
CTS Corp.	10,445	516,923
ePlus, Inc. *	9,163	815,049
Itron, Inc. *	15,588	1,742,115
Knowles Corp. *	30,874	534,738
Mirion Technologies, Inc. *	71,977	1,065,259
Napco Security Technologies, Inc.	11,983	461,106
OSI Systems, Inc. *	5,713	755,316
PAR Technology Corp. *	11,486	677,559
PC Connection, Inc.	4,095	260,647
Plexus Corp. *	9,361	1,348,920
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
Rogers Corp. *	5,864	588,042
ScanSource, Inc. *	8,386	355,650
TTM Technologies, Inc. *	34,832	781,630
Vishay Intertechnology, Inc.	39,197	664,781
		12,148,317
Energy Equipment & Services — 1.3%
Archrock, Inc.	54,445	1,089,989
Cactus, Inc., Class A	22,362	1,325,843
Core Laboratories, Inc.	15,910	300,699
Helix Energy Solutions Group, Inc. *	49,636	459,133
Kodiak Gas Services, Inc.	8,159	260,109
Liberty Energy, Inc.	55,056	939,806
Nabors Industries Ltd. *	3,068	228,290
Oceaneering International, Inc. *	34,282	836,481
ProPetro Holding Corp. *	25,814	178,375
RPC, Inc.	33,605	190,876
Tidewater, Inc. *	16,736	1,005,331
		6,814,932
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A * (a)	123,719	543,127
Atlanta Braves Holdings, Inc., Class A *	3,544	149,061
Atlanta Braves Holdings, Inc., Class C *	15,878	627,340
Cinemark Holdings, Inc. *	37,797	1,124,461
IMAX Corp. *	15,130	367,659
Liberty Media Corp-Liberty Live, Class A *	6,877	390,201
Liberty Media Corp-Liberty Live, Class C *	15,920	929,091
Lions Gate Entertainment Corp., Class A *	15,931	125,855
Lions Gate Entertainment Corp., Class B *	44,222	311,765
Madison Square Garden Entertainment Corp. *	13,774	574,513
Sphere Entertainment Co. *	9,174	383,565
		5,526,638
Financial Services — 1.9%
AvidXchange Holdings, Inc. *	60,839	501,313
Cannae Holdings, Inc.	19,749	392,018
Compass Diversified Holdings	20,975	455,158
EVERTEC, Inc. (Puerto Rico)	20,684	677,608
Federal Agricultural Mortgage Corp., Class C	3,187	584,081
HA Sustainable Infrastructure Capital, Inc.	38,271	1,339,102
Marqeta, Inc., Class A *	138,082	781,544
Merchants Bancorp	6,814	251,709
NCR Atleos Corp. *	24,636	644,970
NMI Holdings, Inc., Class A *	25,898	1,001,735
Payoneer Global, Inc. *	84,646	729,649
Repay Holdings Corp. *	27,911	222,032
Rocket Cos., Inc., Class A *	44,169	711,121
Walker & Dunlop, Inc.	11,431	1,250,208
		9,542,248
Food Products — 0.7%
B&G Foods, Inc.	26,571	226,385
Cal-Maine Foods, Inc.	14,476	1,270,703
Fresh Del Monte Produce, Inc.	12,860	412,935
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Mission Produce, Inc. *	14,791	174,534
Tootsie Roll Industries, Inc.	4,949	144,362
TreeHouse Foods, Inc. *	16,184	588,774
Utz Brands, Inc.	23,411	403,137
WK Kellogg Co.	22,259	370,167
		3,590,997
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,462	893,873
Northwest Natural Holding Co.	13,023	506,464
		1,400,337
Ground Transportation — 0.8%
ArcBest Corp.	8,079	841,670
Heartland Express, Inc.	17,541	189,531
Hertz Global Holdings, Inc. * (a)	43,927	122,117
Marten Transport Ltd.	19,865	307,510
RXO, Inc. *	53,714	1,514,198
Schneider National, Inc., Class B	18,204	514,809
Werner Enterprises, Inc.	21,687	800,033
		4,289,868
Health Care Equipment & Supplies — 3.4%
Alphatec Holdings, Inc. *	35,416	278,016
AtriCure, Inc. *	16,487	547,039
Avanos Medical, Inc. *	15,717	293,594
Axonics, Inc. *	17,295	1,215,839
CONMED Corp.	10,552	720,068
Establishment Labs Holdings, Inc. (Costa Rica) *	8,396	361,784
Glaukos Corp. *	18,061	2,388,567
ICU Medical, Inc. *	7,285	1,243,768
Inari Medical, Inc. *	17,370	840,708
Integer Holdings Corp. *	11,423	1,419,308
Integra LifeSciences Holdings Corp. *	23,257	436,301
LeMaitre Vascular, Inc.	6,830	603,704
LivaNova plc *	18,482	954,041
Novocure Ltd. *	33,175	503,597
Omnicell, Inc. *	15,596	758,589
OrthoPediatrics Corp. *	5,625	149,231
Paragon 28, Inc. *	13,221	70,071
PROCEPT BioRobotics Corp. *	15,738	1,416,420
RxSight, Inc. *	10,958	555,132
STAAR Surgical Co. *	12,963	375,797
Tandem Diabetes Care, Inc. *	22,285	699,080
TransMedics Group, Inc. *	11,169	915,523
UFP Technologies, Inc. *	2,512	670,704
		17,416,881
Health Care Providers & Services — 2.4%
AdaptHealth Corp. *	25,499	262,385
Addus HomeCare Corp. *	6,021	749,133
agilon health, Inc. *	105,624	269,341
Alignment Healthcare, Inc. *	35,817	444,131
Amedisys, Inc. *	11,014	1,041,924
AMN Healthcare Services, Inc. *	12,952	491,399
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Astrana Health, Inc. *	13,611	732,000
BrightSpring Health Services, Inc. *	18,328	274,370
Brookdale Senior Living, Inc. *	61,454	385,317
Guardant Health, Inc. *	40,102	877,432
Hims & Hers Health, Inc. *	53,778	1,012,640
LifeStance Health Group, Inc. *	30,133	202,192
National HealthCare Corp.	5,018	582,238
National Research Corp.	5,175	93,823
NeoGenomics, Inc. *	43,599	592,510
OPKO Health, Inc. * (a)	106,653	161,046
Owens & Minor, Inc. *	23,546	299,270
PACS Group, Inc. *	8,293	353,945
Patterson Cos., Inc.	27,661	581,158
Pediatrix Medical Group, Inc. *	28,802	354,841
Privia Health Group, Inc. *	36,698	673,775
RadNet, Inc. *	22,435	1,459,172
US Physical Therapy, Inc.	5,123	410,762
		12,304,804
Health Care REITs — 0.9%
CareTrust REIT, Inc.	47,983	1,567,604
LTC Properties, Inc.	14,919	569,906
National Health Investors, Inc.	14,865	1,139,402
Sabra Health Care REIT, Inc.	72,107	1,398,876
		4,675,788
Health Care Technology — 0.4%
Certara, Inc. *	37,403	381,510
Definitive Healthcare Corp. *	16,691	69,268
HealthStream, Inc.	8,485	248,059
Phreesia, Inc. *	18,690	341,840
Schrodinger, Inc. *	18,828	331,279
Teladoc Health, Inc. *	58,069	522,621
		1,894,577
Hotel & Resort REITs — 0.8%
DiamondRock Hospitality Co.	70,264	602,163
Park Hotels & Resorts, Inc.	71,825	997,649
Pebblebrook Hotel Trust	40,595	486,328
RLJ Lodging Trust	51,912	459,421
Service Properties Trust	56,760	181,632
Sunstone Hotel Investors, Inc.	70,063	706,936
Xenia Hotels & Resorts, Inc.	34,977	495,624
		3,929,753
Hotels, Restaurants & Leisure — 2.3%
BJ's Restaurants, Inc. *	6,555	243,125
Bloomin' Brands, Inc.	27,321	453,255
Bowlero Corp., Class A (a)	7,498	77,754
Brinker International, Inc. *	15,104	1,551,332
Cheesecake Factory, Inc. (The)	16,321	754,357
Cracker Barrel Old Country Store, Inc. (a)	7,568	360,010
Dave & Buster's Entertainment, Inc. *	11,043	407,818
Dine Brands Global, Inc.	5,009	152,474
Dutch Bros, Inc., Class A *	26,979	893,545
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Everi Holdings, Inc. *	28,191	375,786
First Watch Restaurant Group, Inc. *	10,816	183,818
Global Business Travel Group I * (a)	41,348	315,485
Golden Entertainment, Inc.	7,738	227,304
Jack in the Box, Inc.	6,549	322,538
Krispy Kreme, Inc.	27,127	308,434
Monarch Casino & Resort, Inc.	4,546	356,906
Papa John's International, Inc.	11,219	587,763
Portillo's, Inc., Class A * (a)	19,195	248,191
Red Rock Resorts, Inc., Class A	17,321	891,339
Sabre Corp. *	127,846	409,107
Shake Shack, Inc., Class A *	12,889	1,568,205
Sweetgreen, Inc., Class A *	28,847	1,041,377
Target Hospitality Corp. *	12,400	92,504
		11,822,427
Household Durables — 1.7%
Cavco Industries, Inc. *	2,723	1,115,872
Century Communities, Inc.	9,854	873,656
Green Brick Partners, Inc. *	10,821	746,757
Helen of Troy Ltd. *	8,141	518,175
La-Z-Boy, Inc.	14,677	558,460
Leggett & Platt, Inc.	45,280	543,360
LGI Homes, Inc. *	7,252	736,513
M/I Homes, Inc. *	9,554	1,448,291
Sonos, Inc. *	39,804	498,744
Tri Pointe Homes, Inc. *	31,636	1,279,043
Vizio Holding Corp., Class A * (a)	23,620	262,890
		8,581,761
Household Products — 0.7%
Central Garden & Pet Co. *	3,114	106,810
Central Garden & Pet Co., Class A *	17,848	520,091
Energizer Holdings, Inc.	22,368	717,342
Spectrum Brands Holdings, Inc.	9,221	826,386
WD-40 Co.	4,623	1,211,549
		3,382,178
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	9,574	1,236,865
LXP Industrial Trust	99,989	943,896
		2,180,761
Insurance — 2.2%
AMERISAFE, Inc.	6,571	355,163
Baldwin Insurance Group, Inc. (The), Class A *	22,558	1,043,533
CNO Financial Group, Inc.	36,620	1,259,728
Employers Holdings, Inc.	8,688	423,279
F&G Annuities & Life, Inc.	5,900	236,590
Genworth Financial, Inc., Class A *	150,019	1,011,128
Goosehead Insurance, Inc., Class A *	8,000	871,200
Horace Mann Educators Corp.	13,999	521,323
Lemonade, Inc. * (a)	17,921	425,982
Mercury General Corp.	9,134	617,732
Oscar Health, Inc., Class A *	57,440	964,992
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
Palomar Holdings, Inc. *	8,123	729,202
ProAssurance Corp. *	17,484	260,337
Safety Insurance Group, Inc.	5,027	393,438
SiriusPoint Ltd. (Sweden) *	33,692	442,713
Skyward Specialty Insurance Group, Inc. *	10,236	452,534
Stewart Information Services Corp.	9,343	642,798
Trupanion, Inc. *	11,433	626,300
		11,277,972
Interactive Media & Services — 1.0%
Bumble, Inc., Class A *	30,568	216,421
Cargurus, Inc. *	29,360	910,747
Cars.com, Inc. *	21,314	340,811
Reddit, Inc., Class A *	8,686	1,036,240
Shutterstock, Inc.	8,471	271,834
TripAdvisor, Inc. *	37,219	596,993
Yelp, Inc. *	23,091	788,327
Ziff Davis, Inc. *	15,778	730,048
ZipRecruiter, Inc., Class A *	22,428	207,908
		5,099,329
IT Services — 0.3%
DigitalOcean Holdings, Inc. *	18,586	735,634
Fastly, Inc., Class A *	43,121	311,765
Grid Dynamics Holdings, Inc. *	19,950	317,604
		1,365,003
Leisure Products — 0.5%
Malibu Boats, Inc., Class A *	6,817	305,947
Peloton Interactive, Inc., Class A *	118,374	1,006,179
Smith & Wesson Brands, Inc.	15,597	202,059
Sturm Ruger & Co., Inc.	5,930	233,168
Vista Outdoor, Inc. *	18,251	802,496
		2,549,849
Life Sciences Tools & Services — 0.2%
Cytek Biosciences, Inc. *	36,752	181,739
Fortrea Holdings, Inc. *	28,059	471,952
Maravai LifeSciences Holdings, Inc., Class A *	37,736	279,624
OmniAb, Inc. ‡ *	2,112	—
		933,315
Machinery — 2.8%
Alamo Group, Inc.	3,438	582,879
Albany International Corp., Class A	10,657	723,823
Astec Industries, Inc.	7,764	246,740
Atmus Filtration Technologies, Inc.	5,456	212,457
Barnes Group, Inc.	16,325	763,357
Energy Recovery, Inc. *	19,534	348,877
Enerpac Tool Group Corp.	18,609	821,029
Enpro, Inc.	7,160	1,042,568
ESCO Technologies, Inc.	8,697	1,091,821
Gorman-Rupp Co. (The)	7,081	261,643
Greenbrier Cos., Inc. (The)	10,588	627,551
Helios Technologies, Inc.	11,253	519,101
Hillman Solutions Corp. *	62,657	664,164
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Kadant, Inc.	4,004	1,333,572
Kennametal, Inc.	25,771	652,522
Lindsay Corp.	3,779	452,346
Mueller Water Products, Inc., Class A	53,633	1,157,936
Proto Labs, Inc. *	8,195	224,543
Standex International Corp.	4,031	741,220
Symbotic, Inc. * (a)	8,502	236,271
Tennant Co.	6,509	569,928
Trinity Industries, Inc.	27,867	955,281
Wabash National Corp.	15,368	268,018
		14,497,647
Marine Transportation — 0.3%
Matson, Inc.	11,638	1,802,610
Media — 0.7%
Cable One, Inc.	1,565	534,541
Ibotta, Inc., Class A *	2,263	165,855
Integral Ad Science Holding Corp. *	24,500	290,080
John Wiley & Sons, Inc., Class A	14,991	739,056
Magnite, Inc. *	42,950	536,016
Scholastic Corp.	7,964	197,746
TechTarget, Inc. *	9,010	260,795
TEGNA, Inc.	57,434	943,641
Thryv Holdings, Inc. *	10,907	156,843
		3,824,573
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	3,759	783,000
Arch Resources, Inc.	6,038	886,137
Carpenter Technology Corp.	16,828	2,515,786
Century Aluminum Co. *	17,661	311,717
Coeur Mining, Inc. *	136,174	876,960
Ivanhoe Electric, Inc. *	27,202	276,100
Kaiser Aluminum Corp.	5,447	404,494
Materion Corp.	7,082	719,744
Ryerson Holding Corp.	10,212	222,519
Warrior Met Coal, Inc.	17,754	1,120,810
Worthington Steel, Inc.	11,133	425,726
		8,542,993
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.	44,905	399,206
Arbor Realty Trust, Inc. (a)	59,107	871,237
ARMOUR Residential REIT, Inc. (a)	16,625	311,719
Brightspire Capital, Inc.	44,592	271,119
Chimera Investment Corp.	27,066	408,697
Claros Mortgage Trust, Inc.	35,556	223,647
Franklin BSP Realty Trust, Inc.	28,103	365,620
Ladder Capital Corp.	40,756	465,026
MFA Financial, Inc.	34,718	426,681
PennyMac Mortgage Investment Trust	29,661	399,830
Ready Capital Corp.	55,384	379,380
INVESTMENTS	SHARES	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — continued
Redwood Trust, Inc.	45,193	330,813
Two Harbors Investment Corp.	35,188	404,662
		5,257,637
Office REITs — 2.0%
Brandywine Realty Trust	57,504	291,545
COPT Defense Properties	38,575	1,242,115
Douglas Emmett, Inc.	55,203	982,061
Easterly Government Properties, Inc.	32,969	447,060
Equity Commonwealth *	36,467	721,682
Highwoods Properties, Inc.	36,192	1,213,880
Hudson Pacific Properties, Inc.	43,519	188,002
JBG SMITH Properties	28,911	491,487
Paramount Group, Inc.	63,006	305,579
Piedmont Office Realty Trust, Inc., Class A	42,231	419,776
SL Green Realty Corp.	22,097	1,670,754
Vornado Realty Trust	58,897	2,438,925
		10,412,866
Oil, Gas & Consumable Fuels — 2.1%
CNX Resources Corp. *	52,418	1,783,784
CONSOL Energy, Inc.	9,360	1,038,211
CVR Energy, Inc. (a)	11,620	184,758
Delek US Holdings, Inc.	21,471	336,451
Dorian LPG Ltd.	12,928	372,973
Granite Ridge Resources, Inc.	20,725	122,899
Green Plains, Inc. *	20,215	247,229
Gulfport Energy Corp. *	4,379	606,229
International Seaways, Inc.	12,031	523,830
Kinetik Holdings, Inc.	6,251	304,236
Kosmos Energy Ltd. (Ghana) *	160,480	603,405
NextDecade Corp. *	28,516	166,533
Northern Oil & Gas, Inc.	32,204	1,167,395
Par Pacific Holdings, Inc. *	20,189	311,920
Sitio Royalties Corp.	27,858	620,955
Talos Energy, Inc. *	42,027	429,516
Uranium Energy Corp. *	128,529	953,685
Vital Energy, Inc. *	8,469	230,950
World Kinect Corp.	20,611	538,978
		10,543,937
Paper & Forest Products — 0.2%
Sylvamo Corp.	12,033	1,023,046
Passenger Airlines — 0.6%
Allegiant Travel Co.	5,404	351,314
JetBlue Airways Corp. *	110,152	627,866
Joby Aviation, Inc. * (a)	145,944	700,531
SkyWest, Inc. *	13,535	1,288,532
Sun Country Airlines Holdings, Inc. *	14,052	197,431
		3,165,674
Personal Care Products — 0.2%
Edgewell Personal Care Co.	16,973	593,206
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — continued
Herbalife Ltd. *	33,254	251,068
USANA Health Sciences, Inc. *	3,843	141,960
		986,234
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc. *	43,542	368,801
Amphastar Pharmaceuticals, Inc. *	13,123	663,105
ANI Pharmaceuticals, Inc. *	6,183	353,946
Arvinas, Inc. *	17,009	449,548
Avadel Pharmaceuticals plc, ADR *	31,425	486,145
Cassava Sciences, Inc. * (a)	15,440	398,429
Corcept Therapeutics, Inc. *	33,786	1,654,500
Edgewise Therapeutics, Inc. *	20,190	677,778
Harmony Biosciences Holdings, Inc. *	11,066	355,551
Innoviva, Inc. *	18,854	368,784
Ligand Pharmaceuticals, Inc. *	6,155	650,584
Neumora Therapeutics, Inc. *	24,568	281,304
Pacira BioSciences, Inc. *	15,840	262,944
Pliant Therapeutics, Inc. *	15,348	215,946
Supernus Pharmaceuticals, Inc. *	18,046	614,827
Tilray Brands, Inc. (Canada) * (a)	288,905	473,804
		8,275,996
Professional Services — 1.8%
CBIZ, Inc. *	16,181	1,115,356
CSG Systems International, Inc.	9,864	459,761
First Advantage Corp. * (a)	20,111	364,411
Huron Consulting Group, Inc. *	6,140	710,582
ICF International, Inc.	6,435	1,084,877
Kelly Services, Inc., Class A	10,753	214,952
Kforce, Inc.	6,473	374,075
Korn Ferry	17,073	1,206,207
Legalzoom.com, Inc. *	40,428	290,273
NV5 Global, Inc. *	19,640	448,774
UL Solutions, Inc., Class A	13,310	691,588
Upwork, Inc. *	41,667	565,005
Verra Mobility Corp. *	56,716	1,472,915
		8,998,776
Real Estate Management & Development — 0.9%
Compass, Inc., Class A *	126,453	802,976
Cushman & Wakefield plc *	71,574	969,828
eXp World Holdings, Inc. (a)	27,546	366,913
Forestar Group, Inc. *	6,351	200,501
Kennedy-Wilson Holdings, Inc.	37,382	399,614
Marcus & Millichap, Inc.	8,323	314,942
Newmark Group, Inc., Class A	48,048	720,239
Opendoor Technologies, Inc. *	198,113	346,698
St. Joe Co. (The)	13,154	680,062
		4,801,773
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A *	41,996	354,446
Centerspace	5,162	359,585
INVESTMENTS	SHARES	VALUE($)

Residential REITs — continued
Elme Communities	30,069	507,264
NexPoint Residential Trust, Inc.	7,598	316,457
Veris Residential, Inc.	27,431	451,788
		1,989,540
Retail REITs — 1.4%
Acadia Realty Trust	34,807	852,423
Alexander's, Inc.	732	166,186
CBL & Associates Properties, Inc.	4,611	121,961
Getty Realty Corp.	17,437	547,347
InvenTrust Properties Corp.	26,219	772,150
Macerich Co. (The)	73,837	1,380,752
Retail Opportunity Investments Corp.	42,366	656,673
Saul Centers, Inc.	4,220	165,171
SITE Centers Corp.	16,245	259,108
Tanger, Inc.	36,991	1,229,211
Urban Edge Properties	39,066	868,828
		7,019,810
Semiconductors & Semiconductor Equipment — 2.2%
Ambarella, Inc. *	13,936	783,064
Cohu, Inc. *	16,155	402,583
Credo Technology Group Holding Ltd. *	45,823	1,727,527
FormFactor, Inc. *	26,657	1,012,433
Ichor Holdings Ltd. *	11,331	308,883
Impinj, Inc. *	7,683	1,459,693
indie Semiconductor, Inc., Class A (China) *	52,671	174,341
Kulicke & Soffa Industries, Inc. (Singapore)	18,054	809,902
MaxLinear, Inc. *	26,641	345,534
Navitas Semiconductor Corp. * (a)	41,705	103,011
PDF Solutions, Inc. *	10,556	298,946
Photronics, Inc. *	20,514	467,719
Semtech Corp. *	25,693	1,135,374
SiTime Corp. *	6,297	1,064,256
Ultra Clean Holdings, Inc. *	15,246	509,979
Veeco Instruments, Inc. *	19,217	553,065
		11,156,310
Software — 7.9%
A10 Networks, Inc.	24,088	352,889
ACI Worldwide, Inc. *	36,103	1,776,268
Adeia, Inc.	36,927	459,003
Agilysys, Inc. *	7,870	787,315
Alarm.com Holdings, Inc. *	16,944	903,623
Alkami Technology, Inc. *	15,655	573,130
Amplitude, Inc., Class A *	25,631	230,423
Appfolio, Inc., Class A *	7,392	1,536,575
Appian Corp., Class A *	11,730	419,347
Asana, Inc., Class A *	30,123	359,669
Aurora Innovation, Inc. *	335,487	1,742,855
AvePoint, Inc. *	31,127	377,882
Braze, Inc., Class A *	20,464	643,797
C3.ai, Inc., Class A * (a)	37,899	933,452
Cipher Mining, Inc. * (a)	62,151	306,404
Cleanspark, Inc. * (a)	74,878	794,456
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clear Secure, Inc., Class A	26,855	987,727
Clearwater Analytics Holdings, Inc., Class A *	45,342	1,183,880
CommVault Systems, Inc. *	14,991	2,341,444
E2open Parent Holdings, Inc. *	62,779	183,942
Freshworks, Inc., Class A *	63,229	739,779
HashiCorp, Inc., Class A *	51,157	1,732,176
Intapp, Inc. *	14,615	733,235
InterDigital, Inc.	8,605	1,294,536
Jamf Holding Corp. *	18,864	313,897
JFrog Ltd. (Israel) *	26,798	781,966
Klaviyo, Inc., Class A *	12,618	479,863
LiveRamp Holdings, Inc. *	22,308	558,369
MARA Holdings, Inc. * (a)	91,952	1,542,035
Matterport, Inc. *	91,286	416,264
Meridianlink, Inc. *	8,318	182,663
N-Able, Inc. *	24,593	300,772
nCino, Inc. *	26,011	970,210
NCR Voyix Corp. *	49,463	633,621
PagerDuty, Inc. *	31,584	570,407
Progress Software Corp.	14,889	954,236
PROS Holdings, Inc. *	14,982	296,644
Q2 Holdings, Inc. *	19,860	1,681,348
Rapid7, Inc. *	21,298	860,865
RingCentral, Inc., Class A *	26,772	964,060
Riot Platforms, Inc. * (a)	97,790	903,580
SolarWinds Corp.	16,499	215,807
SoundHound AI, Inc. * (a)	96,733	486,567
Sprinklr, Inc., Class A *	40,159	298,381
Sprout Social, Inc., Class A *	16,814	445,403
Varonis Systems, Inc. *	37,900	1,909,023
Verint Systems, Inc. *	21,153	450,559
Vertex, Inc., Class A *	16,947	703,470
Zeta Global Holdings Corp., Class A *	62,384	1,726,789
Zuora, Inc., Class A *	47,850	473,715
		40,514,321
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	31,529	868,939
Outfront Media, Inc.	47,850	849,816
Safehold, Inc.	15,701	334,117
Uniti Group, Inc.	81,795	414,701
		2,467,573
Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	62,212	1,218,733
Beyond, Inc. *	13,832	88,663
Boot Barn Holdings, Inc. *	10,366	1,291,085
Buckle, Inc. (The)	10,782	458,882
Caleres, Inc.	11,855	353,872
Camping World Holdings, Inc., Class A	14,551	291,893
Chewy, Inc., Class A *	52,335	1,411,475
Foot Locker, Inc. *	28,296	656,184
Guess?, Inc.	10,132	172,143
Leslie's, Inc. *	60,962	163,988
Monro, Inc.	10,255	281,090
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued
National Vision Holdings, Inc. *	26,818	278,907
ODP Corp. (The) *	12,017	372,887
Revolve Group, Inc. *	13,108	325,341
Sally Beauty Holdings, Inc. *	35,515	461,695
Sonic Automotive, Inc., Class A	4,957	281,211
Upbound Group, Inc.	16,787	490,852
Urban Outfitters, Inc. *	18,462	663,709
Victoria's Secret & Co. *	24,011	726,573
Warby Parker, Inc., Class A *	20,978	355,157
Wayfair, Inc., Class A *	32,916	1,409,792
Winmark Corp.	989	368,788
		12,122,920
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc. *	15,967	102,428
IonQ, Inc. * (a)	65,658	986,840
Xerox Holdings Corp.	39,413	322,004
		1,411,272
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	12,582	688,235
Figs, Inc., Class A *	43,560	272,250
G-III Apparel Group Ltd. *	13,805	418,015
Hanesbrands, Inc. *	119,726	832,096
Kontoor Brands, Inc.	19,180	1,642,384
Levi Strauss & Co., Class A	32,865	561,663
Oxford Industries, Inc.	5,335	387,428
Steven Madden Ltd.	24,266	1,091,242
Wolverine World Wide, Inc.	27,234	419,131
		6,312,444
Tobacco — 0.1%
Universal Corp.	8,368	426,099
Trading Companies & Distributors — 1.1%
Boise Cascade Co.	13,569	1,805,084
Custom Truck One Source, Inc. *	22,348	91,403
Distribution Solutions Group, Inc. *	3,557	136,944
DNOW, Inc. *	36,408	430,707
Global Industrial Co.	4,556	120,871
GMS, Inc. *	13,096	1,177,199
H&E Equipment Services, Inc.	11,653	608,869
McGrath RentCorp	8,378	952,579
Xometry, Inc., Class A *	14,195	279,358
		5,603,014
Water Utilities — 0.2%
Middlesex Water Co.	6,095	372,953
SJW Group	10,006	556,934
		929,887
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	23,421	153,408
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — continued
Telephone and Data Systems, Inc.	34,071	1,013,612
United States Cellular Corp. *	5,002	308,623
		1,475,643
Total Common Stocks (Cost $471,367,692)		506,910,957
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Inhibrx, Inc., CVR ‡ *	10,020	1,453
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
Total Rights (Cost $29,066)		29,066
	SHARES
Short-Term Investments — 4.6%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (c) (d) (Cost $4,153,660)	4,153,660	4,153,660
Investment of Cash Collateral from Securities Loaned — 3.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d) (Cost $19,349,471)	19,349,471	19,349,471
Total Short-Term Investments (Cost $23,503,131)		23,503,131
Total Investments — 103.7% (Cost $494,899,889)		530,443,154
Liabilities in Excess of Other Assets — (3.7)%		(19,016,317)
NET ASSETS — 100.0%		511,426,837

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $17,904,280.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	38	12/20/2024	USD	4,194,250	(43,698)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.0% ^
Hexcel Corp.	15	880
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	31	3,194
Expeditors International of Washington, Inc.	43	5,117
		8,311
Automobile Components — 0.0% ^
Gentex Corp.	28	849
Automobiles — 1.7%
Tesla, Inc. *	513	128,173
Banks — 1.3%
Bank of America Corp.	720	30,110
Citigroup, Inc.	576	36,962
NU Holdings Ltd., Class A (Brazil) *	952	14,366
Wells Fargo & Co.	272	17,658
		99,096
Beverages — 0.5%
Brown-Forman Corp., Class B	57	2,510
Constellation Brands, Inc., Class A	43	9,991
Keurig Dr Pepper, Inc.	317	10,445
Molson Coors Beverage Co., Class B	41	2,233
Monster Beverage Corp. *	213	11,221
		36,400
Biotechnology — 2.7%
AbbVie, Inc.	191	38,939
Alnylam Pharmaceuticals, Inc. *	37	9,864
Amgen, Inc.	149	47,704
Gilead Sciences, Inc.	375	33,307
Incyte Corp. *	48	3,558
Ionis Pharmaceuticals, Inc. *	27	1,037
Moderna, Inc. *	96	5,219
Natera, Inc. *	33	3,992
Regeneron Pharmaceuticals, Inc. *	31	25,984
Vertex Pharmaceuticals, Inc. *	77	36,650
		206,254
Broadline Retail — 3.3%
Amazon.com, Inc. *	1,304	243,066
eBay, Inc.	139	7,994
Etsy, Inc. *	32	1,646
		252,706
Building Products — 0.8%
Allegion plc	24	3,351
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Carlisle Cos., Inc.	13	5,489
Carrier Global Corp.	229	16,653
Hayward Holdings, Inc. *	87	1,414
Lennox International, Inc.	9	5,423
Masco Corp.	67	5,354
Simpson Manufacturing Co., Inc.	16	2,877
Trane Technologies plc	61	22,580
		63,141
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	9	1,745
Ares Management Corp.	48	8,049
Blackrock, Inc.	17	16,677
Blackstone, Inc.	193	32,376
Cboe Global Markets, Inc.	32	6,834
Charles Schwab Corp. (The)	444	31,449
CME Group, Inc.	108	24,339
Goldman Sachs Group, Inc. (The)	93	48,154
Interactive Brokers Group, Inc., Class A	31	4,730
Intercontinental Exchange, Inc.	171	26,654
Jefferies Financial Group, Inc.	57	3,647
KKR & Co., Inc.	184	25,436
LPL Financial Holdings, Inc.	21	5,926
MarketAxess Holdings, Inc.	11	3,184
Moody's Corp.	48	21,794
Morgan Stanley	349	40,571
Morningstar, Inc.	7	2,296
MSCI, Inc.	23	13,138
Nasdaq, Inc.	111	8,205
Robinhood Markets, Inc., Class A *	199	4,675
S&P Global, Inc.	89	42,752
TPG, Inc.	11	744
Tradeweb Markets, Inc., Class A	32	4,064
XP, Inc., Class A (Brazil)	100	1,746
		379,185
Chemicals — 1.4%
Albemarle Corp.	41	3,884
Ashland, Inc.	21	1,776
Celanese Corp.	31	3,905
Ecolab, Inc.	75	18,430
Element Solutions, Inc.	79	2,141
FMC Corp.	37	2,404
Huntsman Corp.	64	1,408
International Flavors & Fragrances, Inc.	77	7,656
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Linde plc	119	54,282
Scotts Miracle-Gro Co. (The)	5	435
Sherwin-Williams Co. (The)	25	8,969
		105,290
Commercial Services & Supplies — 1.2%
Cintas Corp.	104	21,404
Clean Harbors, Inc. *	15	3,469
Copart, Inc. *	241	12,404
MSA Safety, Inc.	11	1,825
RB Global, Inc. (Canada)	51	4,322
Republic Services, Inc.	61	12,078
Stericycle, Inc. *	19	1,168
Tetra Tech, Inc.	77	3,764
Veralto Corp.	73	7,460
Waste Management, Inc.	120	25,902
		93,796
Communications Equipment — 1.5%
Arista Networks, Inc. *	77	29,756
Ciena Corp. *	33	2,096
Cisco Systems, Inc.	1,071	58,659
Motorola Solutions, Inc.	49	22,018
		112,529
Construction & Engineering — 0.1%
AECOM	40	4,272
MasTec, Inc. *	21	2,581
		6,853
Consumer Finance — 1.1%
Ally Financial, Inc.	92	3,225
American Express Co.	168	45,373
Capital One Financial Corp.	113	18,395
Discover Financial Services	75	11,132
SLM Corp.	73	1,608
Synchrony Financial	119	6,562
		86,295
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	108	1,955
Casey's General Stores, Inc.	9	3,546
Costco Wholesale Corp.	49	42,835
Kroger Co. (The)	172	9,592
Performance Food Group Co. *	39	3,169
Sysco Corp.	129	9,669
US Foods Holding Corp. *	59	3,637
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — continued
Walgreens Boots Alliance, Inc.	187	1,769
Walmart, Inc.	461	37,779
		113,951
Containers & Packaging — 0.1%
Avery Dennison Corp.	24	4,969
Distributors — 0.1%
Genuine Parts Co.	21	2,409
Pool Corp.	11	3,978
		6,387
Diversified REITs — 0.0% ^
WP Carey, Inc.	57	3,176
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	591	13,321
Iridium Communications, Inc.	39	1,144
Liberty Global Ltd., Class C (Belgium) *	65	1,340
Verizon Communications, Inc.	289	12,176
		27,981
Electric Utilities — 1.1%
Avangrid, Inc.	20	714
Duke Energy Corp.	15	1,729
Edison International	127	10,465
Eversource Energy	207	13,631
Exelon Corp.	300	11,790
FirstEnergy Corp.	60	2,510
NextEra Energy, Inc.	583	46,203
		87,042
Electrical Equipment — 0.7%
Acuity Brands, Inc.	9	2,706
AMETEK, Inc.	69	12,651
Emerson Electric Co.	172	18,622
Generac Holdings, Inc. *	20	3,311
Hubbell, Inc.	16	6,833
nVent Electric plc	41	3,057
Rockwell Automation, Inc.	36	9,602
		56,782
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	40	7,529
Cognex Corp.	33	1,328
Keysight Technologies, Inc. *	52	7,748
Teledyne Technologies, Inc. *	13	5,919
Trimble, Inc. *	72	4,356
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Vontier Corp.	31	1,149
Zebra Technologies Corp., Class A *	15	5,730
		33,759
Energy Equipment & Services — 0.7%
Halliburton Co.	519	14,397
Schlumberger NV	840	33,659
Weatherford International plc	36	2,844
		50,900
Entertainment — 1.7%
Electronic Arts, Inc.	80	12,068
Liberty Media Corp-Liberty Formula One, Class C *	60	4,790
Live Nation Entertainment, Inc. *	43	5,037
Netflix, Inc. *	97	73,335
Spotify Technology SA *	40	15,404
Take-Two Interactive Software, Inc. *	51	8,248
Walt Disney Co. (The)	127	12,217
		131,099
Financial Services — 5.0%
Affirm Holdings, Inc. *	59	2,587
Apollo Global Management, Inc.	143	20,486
Berkshire Hathaway, Inc., Class B *	164	73,951
Block, Inc. *	167	12,078
Fidelity National Information Services, Inc.	169	15,164
Fiserv, Inc. *	172	34,039
Global Payments, Inc.	76	7,882
Jack Henry & Associates, Inc.	19	3,457
Mastercard, Inc., Class A	176	87,928
PayPal Holdings, Inc. *	307	24,345
Toast, Inc., Class A *	127	3,814
Visa, Inc., Class A	315	91,303
Western Union Co. (The)	144	1,549
WEX, Inc. *	12	2,071
		380,654
Food Products — 0.9%
Archer-Daniels-Midland Co.	124	6,846
Bunge Global SA	36	3,025
Campbell Soup Co.	49	2,286
Conagra Brands, Inc.	124	3,589
Flowers Foods, Inc.	57	1,267
Freshpet, Inc. *	12	1,590
General Mills, Inc.	165	11,223
Hershey Co. (The)	43	7,636
INVESTMENTS	SHARES	VALUE($)

Food Products — continued
Ingredion, Inc.	16	2,124
J M Smucker Co. (The)	27	3,065
Kellanova	68	5,484
Kraft Heinz Co. (The)	232	7,763
Lamb Weston Holdings, Inc.	37	2,875
McCormick & Co., Inc. (Non-Voting)	76	5,946
Post Holdings, Inc. *	12	1,310
Tyson Foods, Inc., Class A	73	4,277
		70,306
Gas Utilities — 0.0% ^
National Fuel Gas Co.	28	1,695
UGI Corp.	80	1,913
		3,608
Ground Transportation — 0.6%
Landstar System, Inc.	7	1,230
Lyft, Inc., Class A *	115	1,492
Uber Technologies, Inc. *	549	39,556
Union Pacific Corp.	32	7,426
		49,704
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	132	14,965
Boston Scientific Corp. *	441	37,053
Dexcom, Inc. *	117	8,246
Edwards Lifesciences Corp. *	177	11,861
Enovis Corp. *	24	990
Hologic, Inc. *	69	5,580
IDEXX Laboratories, Inc. *	25	10,173
Insulet Corp. *	20	4,631
Intuitive Surgical, Inc. *	100	50,384
Medtronic plc	32	2,856
ResMed, Inc.	44	10,669
Stryker Corp.	108	38,478
		195,886
Health Care Providers & Services — 2.5%
Cencora, Inc.	49	11,176
Cigna Group (The)	76	23,926
CVS Health Corp.	376	21,229
Elevance Health, Inc.	64	25,969
McKesson Corp.	39	19,523
Premier, Inc., Class A	15	302
UnitedHealth Group, Inc.	157	88,626
		190,751
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 0.0% ^
Medical Properties Trust, Inc.	79	366
Omega Healthcare Investors, Inc.	75	3,185
		3,551
Health Care Technology — 0.1%
Certara, Inc. *	79	806
Veeva Systems, Inc., Class A *	44	9,188
		9,994
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A *	129	17,388
Booking Holdings, Inc.	11	51,439
Chipotle Mexican Grill, Inc. *	411	22,921
Choice Hotels International, Inc.	3	419
Expedia Group, Inc. *	37	5,783
Hilton Worldwide Holdings, Inc.	47	11,038
Marriott International, Inc., Class A	55	14,301
McDonald's Corp.	185	54,040
Planet Fitness, Inc., Class A *	17	1,335
Starbucks Corp.	15	1,466
Wendy's Co. (The)	71	1,357
Yum! Brands, Inc.	84	11,017
		192,504
Household Durables — 0.5%
DR Horton, Inc.	89	15,041
Lennar Corp., Class A	75	12,772
PulteGroup, Inc.	61	7,901
Whirlpool Corp.	13	1,346
		37,060
Household Products — 0.3%
Church & Dwight Co., Inc.	73	7,294
Clorox Co. (The)	37	5,866
Kimberly-Clark Corp.	88	11,808
		24,968
Independent Power and Renewable Electricity Producers — 0.0% ^
Clearway Energy, Inc., Class C	45	1,277
Industrial REITs — 0.5%
Prologis, Inc.	277	31,284
Rexford Industrial Realty, Inc.	57	2,445
STAG Industrial, Inc.	36	1,342
		35,071
Insurance — 3.0%
Aflac, Inc.	168	17,604
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
American International Group, Inc.	176	13,355
Aon plc, Class A	59	21,645
Arch Capital Group Ltd. *	99	9,757
Arthur J Gallagher & Co.	65	18,278
Axis Capital Holdings Ltd.	21	1,644
Brighthouse Financial, Inc. *	3	142
Chubb Ltd.	121	34,175
Everest Group Ltd.	12	4,267
Hartford Financial Services Group, Inc. (The)	69	7,620
Marsh & McLennan Cos., Inc.	9	1,964
MetLife, Inc.	177	13,880
Primerica, Inc.	11	3,045
Progressive Corp. (The)	176	42,738
Prudential Financial, Inc.	108	13,228
Reinsurance Group of America, Inc.	20	4,222
RenaissanceRe Holdings Ltd. (Bermuda)	15	3,936
Travelers Cos., Inc. (The)	68	16,724
WR Berkley Corp.	88	5,031
		233,255
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A	1,388	237,501
Match Group, Inc. *	49	1,766
Meta Platforms, Inc., Class A	273	154,949
Pinterest, Inc., Class A *	160	5,086
ZoomInfo Technologies, Inc. *	107	1,182
		400,484
IT Services — 1.8%
Accenture plc, Class A (Ireland)	157	54,137
Cloudflare, Inc., Class A *	89	7,806
EPAM Systems, Inc. *	20	3,773
Gartner, Inc. *	23	11,557
Globant SA *	16	3,358
International Business Machines Corp.	207	42,791
MongoDB, Inc. *	20	5,408
Okta, Inc. *	37	2,660
Twilio, Inc., Class A *	55	4,436
		135,926
Leisure Products — 0.1%
Hasbro, Inc.	45	2,953
YETI Holdings, Inc. *	33	1,162
		4,115
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	88	11,467
Danaher Corp.	68	16,705
IQVIA Holdings, Inc. *	55	11,320
Mettler-Toledo International, Inc. *	7	9,042
Repligen Corp. *	16	2,148
Thermo Fisher Scientific, Inc.	33	18,029
Waters Corp. *	17	5,493
		74,204
Machinery — 3.0%
Caterpillar, Inc.	141	53,044
CNH Industrial NV	207	2,325
Cummins, Inc.	24	7,895
Deere & Co.	69	27,924
Dover Corp.	41	7,763
Flowserve Corp.	52	2,737
Graco, Inc.	49	3,991
IDEX Corp.	23	4,937
Illinois Tool Works, Inc.	89	23,241
Ingersoll Rand, Inc.	121	11,616
Middleby Corp. (The) *	12	1,556
Nordson Corp.	17	4,214
Otis Worldwide Corp.	121	11,882
PACCAR, Inc.	155	16,163
Parker-Hannifin Corp.	39	24,729
Snap-on, Inc.	15	4,952
Westinghouse Air Brake Technologies Corp.	52	9,775
Xylem, Inc.	72	8,768
		227,512
Media — 0.5%
Comcast Corp., Class A	629	27,468
Fox Corp., Class A	96	4,032
Interpublic Group of Cos., Inc. (The)	109	3,205
Omnicom Group, Inc.	59	5,959
Sirius XM Holdings, Inc.	16	427
		41,091
Metals & Mining — 0.2%
Newmont Corp.	316	14,359
Southern Copper Corp. (Mexico)	27	2,958
		17,317
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	147	1,368
INVESTMENTS	SHARES	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — continued
Annaly Capital Management, Inc.	165	3,137
Starwood Property Trust, Inc.	80	1,579
		6,084
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	172	5,079
Consolidated Edison, Inc.	104	10,575
NiSource, Inc.	129	4,536
Public Service Enterprise Group, Inc.	149	13,322
Sempra	173	14,423
		47,935
Office REITs — 0.0% ^
BXP, Inc.	45	3,625
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp. *	183	4,736
Chevron Corp.	133	19,793
ConocoPhillips	527	57,727
Diamondback Energy, Inc.	104	18,384
EOG Resources, Inc.	77	9,391
Hess Corp.	16	2,152
New Fortress Energy, Inc.	44	370
ONEOK, Inc.	343	33,230
Targa Resources Corp.	129	21,538
Williams Cos., Inc. (The)	716	37,497
		204,818
Personal Care Products — 0.1%
Coty, Inc., Class A *	177	1,317
elf Beauty, Inc. *	9	947
Estee Lauder Cos., Inc. (The), Class A	68	4,688
		6,952
Pharmaceuticals — 2.8%
Eli Lilly & Co.	145	120,312
Johnson & Johnson	363	58,029
Merck & Co., Inc.	260	26,603
Pfizer, Inc.	339	9,594
		214,538
Professional Services — 1.4%
Automatic Data Processing, Inc.	124	35,866
Booz Allen Hamilton Holding Corp.	39	7,085
Dayforce, Inc. *	44	3,122
Dun & Bradstreet Holdings, Inc.	63	749
Equifax, Inc.	37	9,806
FTI Consulting, Inc. *	9	1,756
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Genpact Ltd.	48	1,832
ManpowerGroup, Inc.	15	943
Paychex, Inc.	96	13,376
Paylocity Holding Corp. *	15	2,768
Robert Half, Inc.	32	2,179
TransUnion	59	5,977
Verisk Analytics, Inc.	84	23,076
		108,535
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	92	12,049
CoStar Group, Inc. *	120	8,735
Jones Lang LaSalle, Inc. *	12	3,252
Zillow Group, Inc., Class C *	59	3,545
		27,581
Residential REITs — 0.3%
American Homes 4 Rent, Class A	92	3,242
AvalonBay Communities, Inc.	43	9,529
Equity LifeStyle Properties, Inc.	33	2,314
Essex Property Trust, Inc.	19	5,393
UDR, Inc.	99	4,177
		24,655
Retail REITs — 0.6%
Brixmor Property Group, Inc.	69	1,859
Federal Realty Investment Trust	27	2,993
Kimco Realty Corp.	197	4,673
Realty Income Corp.	259	15,377
Regency Centers Corp.	52	3,715
Simon Property Group, Inc.	97	16,404
		45,021
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc. *	383	55,179
Analog Devices, Inc.	12	2,677
Applied Materials, Inc.	216	39,221
Broadcom, Inc.	800	135,816
Enphase Energy, Inc. *	77	6,394
First Solar, Inc. *	63	12,252
Intel Corp.	140	3,013
KLA Corp.	40	26,649
Lam Research Corp.	67	4,981
Lattice Semiconductor Corp. *	44	2,229
Marvell Technology, Inc.	256	20,508
Micron Technology, Inc.	63	6,278
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
MKS Instruments, Inc.	15	1,490
NVIDIA Corp.	3,705	491,876
Onto Innovation, Inc. *	15	2,975
QUALCOMM, Inc.	100	16,277
Texas Instruments, Inc.	61	12,393
Universal Display Corp.	11	1,984
		842,192
Software — 11.2%
Adobe, Inc. *	105	50,198
ANSYS, Inc. *	27	8,651
Atlassian Corp., Class A *	47	8,861
Autodesk, Inc. *	65	18,447
Bentley Systems, Inc., Class B	28	1,351
Cadence Design Systems, Inc. *	80	22,090
Confluent, Inc., Class A *	73	1,910
Datadog, Inc., Class A *	88	11,039
Dolby Laboratories, Inc., Class A	23	1,677
DoubleVerify Holdings, Inc. *	76	1,296
Fortinet, Inc. *	189	14,867
Gen Digital, Inc.	163	4,745
Guidewire Software, Inc. *	24	4,470
HubSpot, Inc. *	15	8,322
Intuit, Inc.	76	46,383
Microsoft Corp.	1,077	437,639
Oracle Corp.	140	23,498
Palantir Technologies, Inc., Class A *	603	25,061
Palo Alto Networks, Inc. *	92	33,150
Pegasystems, Inc.	5	397
PTC, Inc. *	36	6,672
Roper Technologies, Inc.	32	17,207
Salesforce, Inc.	80	23,310
ServiceNow, Inc. *	57	53,180
Synopsys, Inc. *	45	23,112
Tyler Technologies, Inc. *	13	7,873
UiPath, Inc., Class A *	151	1,866
Unity Software, Inc. *	67	1,345
Zscaler, Inc. *	12	2,170
		860,787
Specialized REITs — 0.7%
American Tower Corp.	7	1,495
Crown Castle, Inc.	117	12,576
CubeSmart	59	2,823
Digital Realty Trust, Inc.	9	1,604
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Extra Space Storage, Inc.	63	10,288
Public Storage	48	15,795
Rayonier, Inc.	48	1,499
SBA Communications Corp.	32	7,343
		53,423
Specialty Retail — 1.9%
AutoZone, Inc. *	3	9,027
Bath & Body Works, Inc.	79	2,242
CarMax, Inc. *	45	3,257
Floor & Decor Holdings, Inc., Class A *	29	2,989
GameStop Corp., Class A *	105	2,329
Home Depot, Inc. (The)	209	82,294
Lithia Motors, Inc., Class A	9	2,991
Lowe's Cos., Inc.	27	7,069
Penske Automotive Group, Inc.	9	1,355
Ross Stores, Inc.	32	4,471
TJX Cos., Inc. (The)	36	4,069
Tractor Supply Co.	32	8,496
Ulta Beauty, Inc. *	15	5,535
Valvoline, Inc. *	43	1,732
Wayfair, Inc., Class A *	31	1,328
Williams-Sonoma, Inc.	39	5,231
		144,415
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	2,275	513,945
Pure Storage, Inc., Class A *	87	4,355
Super Micro Computer, Inc. *	147	4,279
		522,579
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	43	849
Columbia Sportswear Co.	11	885
Crocs, Inc. *	20	2,156
Deckers Outdoor Corp. *	45	7,240
Lululemon Athletica, Inc. *	36	10,725
NIKE, Inc., Class B	359	27,690
Ralph Lauren Corp.	9	1,781
Skechers U.S.A., Inc., Class A *	32	1,967
Tapestry, Inc.	53	2,515
VF Corp.	117	2,423
		58,231
INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — 0.6%
Air Lease Corp.	41	1,818
Ferguson Enterprises, Inc.	61	12,001
United Rentals, Inc.	20	16,256
WESCO International, Inc.	13	2,496
WW Grainger, Inc.	13	14,420
		46,991
Water Utilities — 0.3%
American Water Works Co., Inc.	115	15,883
Essential Utilities, Inc.	85	3,281
		19,164
Total Common Stocks (Cost $7,354,411)		7,662,568
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b) (Cost $3,215)	3,215	3,215
Total Investments — 99.9% (Cost $7,357,626)		7,665,783
Other Assets in Excess of Liabilities — 0.1%		7,999
NET ASSETS — 100.0%		7,673,782

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Brazil — 9.4%
Alupar Investimento SA	105,702	536,290
Ambev SA	512,788	1,117,668
Banco do Brasil SA	244,669	1,111,420
BB Seguridade Participacoes SA	146,260	867,303
Bradespar SA (Preference)	119,190	406,791
Caixa Seguridade Participacoes S/A	195,229	488,672
Centrais Eletricas Brasileiras SA	80,449	527,151
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	69,740	1,113,012
Cia Energetica de Minas Gerais (Preference)	433,302	850,729
Cia Paranaense de Energia - Copel (Preference)	414,229	702,217
CPFL Energia SA	79,393	450,739
CSN Mineracao SA	351,500	376,983
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	131,858	554,721
Embraer SA *	132,978	1,116,335
Energisa SA	56,257	419,429
Engie Brasil Energia SA	52,091	373,952
Gerdau SA (Preference)	4,767	15,057
GPS Participacoes e Empreendimentos SA (a)	117,186	346,233
Itau Unibanco Holding SA (Preference)	401,584	2,441,779
Itausa SA (Preference)	748,293	1,372,088
M Dias Branco SA	23,294	100,334
Marfrig Global Foods SA *	209,851	569,196
Metalurgica Gerdau SA (Preference)	221,956	394,314
Neoenergia SA	103,580	341,152
Petroleo Brasileiro SA (Preference)	527,395	3,269,705
Porto Seguro SA	68,115	448,923
Rumo SA	129,407	443,900
Santos Brasil Participacoes SA	180,199	392,137
Sao Martinho SA	77,090	339,517
SLC Agricola SA	76,837	227,019
Telefonica Brasil SA	99,563	907,294
TIM SA	259,185	742,911
TOTVS SA	124,686	643,607
Transmissora Alianca de Energia Eletrica S/A	84,053	510,928
Usinas Siderurgicas de Minas Gerais S (Preference)	192,239	219,477
Vale SA	324,403	3,476,408
Vibra Energia SA	149,765	578,759
WEG SA	155,896	1,466,489
		30,260,639
Chile — 1.5%
Banco de Chile	6,556,056	763,743
INVESTMENTS	SHARES	VALUE($)

Chile — continued
Banco Santander Chile	6,279,369	311,807
Cencosud SA	407,129	844,392
Cia Cervecerias Unidas SA	19,756	109,340
Cia Sud Americana de Vapores SA	12,791,098	690,497
Colbun SA	2,998,387	371,126
Embotelladora Andina SA (Preference), Class B	157,994	471,639
Empresas CMPC SA	30,314	48,273
Enel Americas SA	1,177,821	110,319
Enel Chile SA	7,845,350	416,332
Falabella SA *	74,474	267,323
Latam Airlines Group SA	33,377,594	446,460
		4,851,251
China — 25.1%
3SBio, Inc. (b)	294,500	220,899
Agricultural Bank of China Ltd., Class A	1,485,900	987,523
An Hui Wenergy Co. Ltd., Class A	333,400	365,054
Anhui Conch Cement Co. Ltd., Class H	500	1,452
Anhui Expressway Co. Ltd., Class A	265,200	504,944
ANTA Sports Products Ltd.	18,200	194,252
BAIC Motor Corp. Ltd., Class H (b)	1,274,000	351,838
Bank of Beijing Co. Ltd., Class A	610,000	484,445
Bank of Changsha Co. Ltd., Class A	112,100	134,270
Bank of China Ltd., Class H	7,255,000	3,443,440
Bank of Communications Co. Ltd., Class A	894,800	894,053
Bank of Shanghai Co. Ltd., Class A	445,600	485,389
Baoshan Iron & Steel Co. Ltd., Class A	451,600	414,100
Beijing Enterprises Holdings Ltd.	80,500	263,746
Bosideng International Holdings Ltd.	926,000	519,335
Brilliance China Automotive Holdings Ltd.	986,000	318,274
BYD Electronic International Co. Ltd.	119,500	512,108
CGN Power Co. Ltd., Class H (b)	2,581,000	927,710
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	130,600	350,745
China CITIC Bank Corp. Ltd., Class H	1,822,000	1,135,554
China Coal Energy Co. Ltd., Class H	512,000	638,709
China Communications Services Corp. Ltd., Class H	850,000	456,661
China Construction Bank Corp., Class H	4,148,000	3,219,829
China Everbright Bank Co. Ltd., Class H	545,000	184,220
China Feihe Ltd. (b)	817,000	616,626
China Hongqiao Group Ltd.	413,000	663,565
China International Marine Containers Group Co. Ltd., Class A	322,300	390,782
China Lesso Group Holdings Ltd.	90,000	44,832
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Medical System Holdings Ltd.	343,000	343,086
China Merchants Energy Shipping Co. Ltd., Class A	365,900	345,352
China Merchants Port Group Co. Ltd., Class A	113,700	325,589
China Merchants Port Holdings Co. Ltd.	296,000	486,777
China National Accord Medicines Corp. Ltd., Class A	46,300	181,216
China National Chemical Engineering Co. Ltd., Class A	150,900	171,456
China National Medicines Corp. Ltd., Class A	70,100	311,140
China Petroleum & Chemical Corp., Class H	2,040,000	1,149,112
China Resources Pharmaceutical Group Ltd. (b)	493,500	349,065
China Resources Power Holdings Co. Ltd.	296,000	712,027
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,140	570,386
China Shenhua Energy Co. Ltd., Class H	424,000	1,835,888
China South Publishing & Media Group Co. Ltd., Class A	305,900	519,528
China United Network Communications Ltd., Class A	764,500	535,716
China XD Electric Co. Ltd., Class A	356,200	413,145
China Yangtze Power Co. Ltd., Class A	201,700	781,140
Chinese Universe Publishing and Media Group Co. Ltd., Class A	254,500	456,765
Chongqing Changan Automobile Co. Ltd., Class A	250,030	465,026
Chongqing Rural Commercial Bank Co. Ltd., Class H	830,000	450,138
CITIC Ltd.	801,000	940,863
COFCO Sugar Holding Co. Ltd., Class A	291,300	399,831
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	130,155
COSCO SHIPPING Holdings Co. Ltd., Class H	546,350	809,109
COSCO SHIPPING Ports Ltd.	494,000	282,496
CRRC Corp. Ltd., Class A	457,200	533,915
CSPC Pharmaceutical Group Ltd.	266,000	196,929
Daqin Railway Co. Ltd., Class A	395,300	361,621
Datang International Power Generation Co. Ltd., Class H	456,000	88,993
Dong-E-E-Jiao Co. Ltd., Class A	45,500	376,555
Dongfeng Motor Group Co. Ltd., Class H	264,000	81,397
Dongguan Development Holdings Co. Ltd., Class A	203,800	308,751
ENN Energy Holdings Ltd.	109,400	770,755
ENN Natural Gas Co. Ltd., Class A	105,300	271,400
Foxconn Industrial Internet Co. Ltd., Class A	166,200	556,959
INVESTMENTS	SHARES	VALUE($)

China — continued
Fujian Funeng Co. Ltd., Class A	245,100	323,629
GD Power Development Co. Ltd., Class A	827,800	562,666
Great Wall Motor Co. Ltd., Class H	538,000	855,516
Gree Electric Appliances, Inc. of Zhuhai, Class A	79,400	485,388
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	558,900	374,428
Guangdong South New Media Co. Ltd., Class A	52,400	292,109
Guangxi Guiguan Electric Power Co. Ltd., Class A	423,200	365,007
Guangxi Liugong Machinery Co. Ltd., Class A	253,900	427,142
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	78,000	183,409
Haitian International Holdings Ltd.	161,000	445,323
Heilongjiang Agriculture Co. Ltd., Class A	250,100	544,215
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	61,887
Hengan International Group Co. Ltd.	84,500	249,516
HLA Group Corp. Ltd.	427,400	341,730
Huadian Power International Corp. Ltd., Class H	962,000	478,890
Huaibei Mining Holdings Co. Ltd., Class A	180,500	392,068
Huaihe Energy Group Co. Ltd., Class A	694,600	365,074
Huapont Life Sciences Co. Ltd., Class A	471,600	305,173
Huaxia Bank Co. Ltd., Class A	448,200	445,077
Huaxin Cement Co. Ltd., Class H	213,000	230,149
Huayu Automotive Systems Co. Ltd., Class A	91,100	193,122
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	132,300	561,083
Hunan Valin Steel Co. Ltd., Class A	385,200	253,891
Industrial & Commercial Bank of China Ltd., Class H	4,576,000	2,744,944
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	238,016	671,645
Inner Mongolia ERDOS Resources Co. Ltd., Class A	198,980	266,119
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	569,600	356,276
Inner Mongolia Yitai Coal Co. Ltd., Class B	397,900	922,421
Jiangling Motors Corp. Ltd., Class A	115,800	416,167
Jiangsu Expressway Co. Ltd., Class A	191,300	338,546
Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,056	73,092
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	207,400	293,094
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	85,800	408,493
Jiangsu Zhongtian Technology Co. Ltd., Class A	188,400	416,910
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	180,700	286,567
Jointown Pharmaceutical Group Co. Ltd., Class A	436,642	317,115
JOYY, Inc., ADR *	7,258	247,135
KingClean Electric Co. Ltd., Class A *	92,218	320,694
Kunlun Energy Co. Ltd.	596,000	565,224
Kweichow Moutai Co. Ltd., Class A	9,100	1,952,892
Lao Feng Xiang Co. Ltd., Class A	36,900	254,518
Li Ning Co. Ltd.	17,500	35,707
Livzon Pharmaceutical Group, Inc., Class A	65,600	337,580
Meihua Holdings Group Co. Ltd., Class A	257,900	342,943
Nanjing Iron & Steel Co. Ltd., Class A	665,100	405,540
Ningbo Sanxing Medical Electric Co. Ltd., Class A	144,800	628,979
Offshore Oil Engineering Co. Ltd., Class A	308,600	235,068
PetroChina Co. Ltd., Class A	475,400	540,185
Qingdao Port International Co. Ltd., Class A	403,000	474,938
Qinhuangdao Port Co. Ltd., Class A	750,300	358,518
Shaanxi Coal Industry Co. Ltd., Class A	247,600	858,500
Shandong Nanshan Aluminum Co. Ltd., Class A	697,600	399,256
Shandong Publishing & Media Co. Ltd., Class A	333,500	500,105
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	346,400	216,107
Shanghai Huayi Group Co. Ltd., Class A	350,000	330,644
Shanghai International Port Group Co. Ltd., Class A	414,000	346,465
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	160,600	425,184
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,400	48,532
Shanghai Rural Commercial Bank Co. Ltd., Class A	447,200	487,087
Shanghai Tunnel Engineering Co. Ltd., Class A	422,100	406,717
Shanjin International Gold Co. Ltd., Class A	245,820	618,955
Shanxi Coal International Energy Group Co. Ltd., Class A	125,700	234,578
Shanxi Coking Coal Energy Group Co. Ltd., Class A	335,830	388,443
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	152,000	311,200
Shenergy Co. Ltd., Class A	319,700	387,253
Shenzhen Aisidi Co. Ltd., Class A	260,840	534,857
Shenzhen Expressway Corp. Ltd.	231,700	319,575
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,300	572,757
INVESTMENTS	SHARES	VALUE($)

China — continued
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	62,100	280,708
Shenzhen Transsion Holdings Co. Ltd., Class A	28,565	382,338
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	15,200	389,017
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	88,800	400,610
Sinoma International Engineering Co., Class A	137,700	199,681
Sinopharm Group Co. Ltd., Class H	149,200	371,701
Sinotrans Ltd., Class A	420,300	301,095
Sinotruk Hong Kong Ltd.	238,500	644,255
TangShan Port Group Co. Ltd., Class A	969,200	594,735
Tasly Pharmaceutical Group Co. Ltd., Class A	168,200	353,968
Tian Di Science & Technology Co. Ltd., Class A	598,400	516,567
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	548,800	370,348
Triangle Tyre Co. Ltd., Class A	166,600	339,408
Uni-President China Holdings Ltd.	226,000	211,525
Wanxiang Qianchao Co. Ltd., Class A	786,200	719,989
Weichai Power Co. Ltd., Class A	249,656	468,345
Wuliangye Yibin Co. Ltd., Class A	38,300	790,144
Xiamen C & D, Inc., Class A	191,000	250,010
Xinhua Winshare Publishing and Media Co. Ltd., Class A	253,300	499,884
Yangzijiang Shipbuilding Holdings Ltd.	531,500	1,032,596
Yankuang Energy Group Co. Ltd., Class H	627,200	816,080
Yonfer Agricultural Technology Co. Ltd.	190,600	355,511
Youngor Fashion Co. Ltd., Class A	407,000	429,695
Yunnan Baiyao Group Co. Ltd., Class A	31,060	249,271
Yunnan Yuntianhua Co. Ltd., Class A	121,900	394,177
Yutong Bus Co. Ltd., Class A	199,100	677,529
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	401,000	267,460
Zhejiang Expressway Co. Ltd., Class H	472,000	312,717
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	50,380	154,202
Zhejiang Semir Garment Co. Ltd., Class A	617,700	525,402
Zhejiang Weixing New Building Materials Co. Ltd., Class A	118,897	248,948
Zhejiang Zheneng Electric Power Co. Ltd., Class A	425,100	350,648
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	266,400	501,586
Zhongjin Gold Corp. Ltd., Class A	215,200	427,223
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhongsheng Group Holdings Ltd.	90,500	139,170
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	570,200	387,883
		80,925,079
Colombia — 0.2%
Bancolombia SA (Preference)	71,245	569,928
Czech Republic — 0.4%
CEZ A/S	26,930	1,043,516
Moneta Money Bank A/S (b)	64,841	323,120
		1,366,636
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	383,964	627,520
Greece — 2.0%
Eurobank Ergasias Services and Holdings SA	226,324	468,315
Hellenic Telecommunications Organization SA	53,362	881,759
HELLENiQ ENERGY Holdings S.A.	33,125	249,115
JUMBO SA	27,372	730,549
Metlen Energy & Metals SA	19,660	690,685
Motor Oil Hellas Corinth Refineries SA	29,114	621,746
National Bank of Greece SA	78,116	612,017
OPAP SA	51,027	870,312
Piraeus Financial Holdings SA	190,360	717,245
Public Power Corp. SA	47,228	620,930
		6,462,673
Hungary — 0.6%
Magyar Telekom Telecommunications plc	144,403	441,748
MOL Hungarian Oil & Gas plc	77,773	539,709
Richter Gedeon Nyrt.	33,019	953,782
		1,935,239
India — 12.4%
Adani Power Ltd. *	139,271	977,844
Aurobindo Pharma Ltd.	23,347	387,001
Bajaj Auto Ltd.	11,796	1,377,704
Bajaj Holdings & Investment Ltd.	1,277	155,189
Bank of Baroda	51,376	152,782
Bharat Petroleum Corp. Ltd.	180,851	667,123
Canara Bank	128,690	156,370
Castrol India Ltd.	33,350	83,036
Cipla Ltd.	57,064	1,049,791
Coal India Ltd.	46,401	248,893
Colgate-Palmolive India Ltd.	8,026	291,909
Dabur India Ltd.	62,324	399,643
INVESTMENTS	SHARES	VALUE($)

India — continued
Divi's Laboratories Ltd.	10,204	713,163
Dr Reddy's Laboratories Ltd.	59,490	899,833
GAIL India Ltd.	114,288	270,802
Glenmark Pharmaceuticals Ltd.	11,093	223,191
HCL Technologies Ltd.	71,414	1,494,311
Hindalco Industries Ltd.	29,918	242,767
Hindustan Petroleum Corp. Ltd.	90,328	408,437
Hindustan Unilever Ltd.	83,756	2,514,675
Hindustan Zinc Ltd.	40,921	268,494
ICICI Lombard General Insurance Co. Ltd. (b)	3,955	89,847
Indian Oil Corp. Ltd.	423,640	713,995
Indus Towers Ltd. *	119,671	482,865
Infosys Ltd.	228,801	4,773,852
ITC Ltd.	342,455	1,986,888
Jindal Steel & Power Ltd.	27,667	301,952
JSW Steel Ltd.	39,073	446,119
Mphasis Ltd.	599	20,417
Nestle India Ltd.	32,847	883,358
NHPC Ltd.	366,903	359,221
NMDC Ltd.	236,904	622,161
NTPC Ltd.	290,157	1,403,369
Oil & Natural Gas Corp. Ltd.	253,332	798,940
Oil India Ltd.	42,832	240,029
Petronet LNG Ltd.	89,804	354,375
Piramal Enterprises Ltd.	3,651	45,881
Power Grid Corp. of India Ltd.	239,968	912,834
REC Ltd.	152,430	941,129
Reliance Industries Ltd.	154,316	2,440,041
Steel Authority of India Ltd.	102,540	140,480
Sun Pharmaceutical Industries Ltd.	50,512	1,108,499
Tata Consultancy Services Ltd.	56,491	2,657,173
Tata Motors Ltd.	107,894	1,067,184
Tata Power Co. Ltd. (The)	225,817	1,177,086
Tata Steel Ltd.	540,297	949,585
Titan Co. Ltd.	10,840	419,885
Torrent Power Ltd.	17,351	375,353
Union Bank of India Ltd.	127,991	177,492
United Breweries Ltd.	3,062	69,872
UPL Ltd.	12,807	84,190
Vedanta Ltd.	153,670	845,903
Zydus Lifesciences Ltd.	19,357	229,921
		40,102,854
Indonesia — 3.2%
Adaro Energy Indonesia Tbk. PT	3,676,400	846,173
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Astra International Tbk. PT	3,406,500	1,105,911
Bank Central Asia Tbk. PT	2,831,200	1,848,984
Bank Mandiri Persero Tbk. PT	3,250,500	1,379,899
Bukit Asam Tbk. PT	2,600,300	489,789
Gudang Garam Tbk. PT *	117,600	105,462
Indofood CBP Sukses Makmur Tbk. PT	769,400	604,196
Indofood Sukses Makmur Tbk. PT	1,492,600	722,763
Kalbe Farma Tbk. PT	448,700	46,171
Perusahaan Gas Negara Tbk. PT	5,534,000	551,109
Sarana Menara Nusantara Tbk. PT	1,440,200	73,409
Sumber Alfaria Trijaya Tbk. PT	1,836,800	388,543
Telkom Indonesia Persero Tbk. PT	5,688,000	1,016,689
Unilever Indonesia Tbk. PT	1,667,800	208,740
United Tractors Tbk. PT	301,200	525,751
Vale Indonesia Tbk. PT *	582,038	141,381
XL Axiata Tbk. PT	2,515,400	360,170
		10,415,140
Kuwait — 0.7%
Agility Global plc	246,244	83,801
Agility Public Warehousing Co. KSC	430,993	349,741
Mobile Telecommunications Co. KSCP	509,874	758,521
National Bank of Kuwait SAKP	330,065	913,985
		2,106,048
Malaysia — 2.8%
Axiata Group Bhd.	46,200	23,757
CELCOMDIGI Bhd.	197,400	153,095
CIMB Group Holdings Bhd.	252,400	457,684
Genting Bhd.	269,900	242,465
Genting Malaysia Bhd.	415,900	212,233
Hong Leong Financial Group Bhd.	17,000	72,223
IHH Healthcare Bhd.	51,200	84,768
Kuala Lumpur Kepong Bhd.	42,900	209,021
Malayan Banking Bhd.	518,608	1,241,970
Maxis Bhd.	673,900	554,882
Petronas Chemicals Group Bhd.	324,400	399,548
Petronas Gas Bhd.	202,000	797,114
PPB Group Bhd.	187,160	594,863
RHB Bank Bhd.	187,900	274,655
Sime Darby Bhd.	838,700	442,300
Telekom Malaysia Bhd.	443,000	655,851
Tenaga Nasional Bhd.	435,200	1,392,266
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
YTL Corp. Bhd.	1,208,800	540,371
YTL Power International Bhd.	862,600	600,848
		8,949,914
Mexico — 6.3%
Alfa SAB de CV, Class A	1,372,652	990,584
Alsea SAB de CV	126,125	304,510
America Movil SAB de CV	2,560,483	2,025,660
Arca Continental SAB de CV	101,986	869,986
Banco del Bajio SA (b)	12,882	28,565
Cemex SAB de CV	2,324,169	1,218,448
Coca-Cola Femsa SAB de CV	111,628	923,730
El Puerto de Liverpool SAB de CV, Class C1	75,233	395,575
Fibra Uno Administracion SA de CV, REIT	665,596	766,735
Fomento Economico Mexicano SAB de CV	144,901	1,403,786
Gruma SAB de CV, Class B	48,723	837,638
Grupo Aeroportuario del Centro Norte SAB de CV	96,709	806,557
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,752	1,086,910
Grupo Bimbo SAB de CV	70,933	219,682
Grupo Carso SAB de CV	66,039	397,993
Grupo Financiero Banorte SAB de CV, Class O	311,777	2,175,949
Grupo Mexico SAB de CV	291,753	1,530,830
Kimberly-Clark de Mexico SAB de CV, Class A	419,859	604,730
Megacable Holdings SAB de CV	168,154	371,192
Orbia Advance Corp. SAB de CV	288,377	264,172
Prologis Property Mexico SA de CV, REIT	96,666	323,677
Promotora y Operadora de Infraestructura SAB de CV	78,542	684,326
Qualitas Controladora SAB de CV	56,311	391,317
Wal-Mart de Mexico SAB de CV	620,468	1,713,229
		20,335,781
Philippines — 0.3%
Globe Telecom, Inc.	2,608	96,233
Manila Electric Co.	74,290	626,434
PLDT, Inc.	13,065	321,085
Puregold Price Club, Inc.	41,500	23,246
		1,066,998
Qatar — 1.3%
Industries Qatar QSC	248,992	911,674
Mesaieed Petrochemical Holding Co.	366,399	159,144
Ooredoo QPSC	267,316	839,905
Qatar Electricity & Water Co. QSC	129,404	576,020
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — continued
Qatar Fuel QSC	60,314	253,945
Qatar Gas Transport Co. Ltd.	736,038	864,874
Qatar International Islamic Bank QSC	55,165	158,935
Qatar Navigation QSC	160,074	503,391
		4,267,888
Romania — 0.3%
NEPI Rockcastle NV	125,796	987,317
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	129
GMK Norilskiy Nickel PAO ‡	308,700	—
Inter RAO UES PJSC ‡	6,142,220	6
LUKOIL PJSC ‡	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	—
Mobile TeleSystems PJSC ‡	120,496	—
Novolipetsk Steel PJSC ‡	155,019	—
PhosAgro PJSC ‡	1,940	—
Rostelecom PJSC ‡	157,186	—
RusHydro PJSC ‡ *	35,715,691	36
Sberbank of Russia PJSC ‡	537,391	1
Severstal PAO ‡	20,498	—
Sistema AFK PAO ‡	308,352	—
Surgutneftegas PJSC (Preference) ‡	655,737	1
Tatneft PJSC ‡	17,275	—
Unipro PJSC ‡ *	4,941,067	5
		178
Saudi Arabia — 3.9%
Abdullah Al Othaim Markets Co.	122,674	385,311
Arab National Bank	38,526	193,757
Arabian Centres Co. (b)	26,761	146,479
Catrion Catering Holding Co.	21,157	668,789
Dr Sulaiman Al Habib Medical Services Group Co.	5,801	442,060
Elm Co.	4,394	1,193,598
Etihad Etisalat Co.	70,502	970,711
Jamjoom Pharmaceuticals Factory Co.	6,817	306,753
Leejam Sports Co. JSC	7,291	368,850
Mouwasat Medical Services Co.	883	22,057
Riyadh Cables Group Co.	17,667	479,457
SABIC Agri-Nutrients Co.	27,422	829,387
Sahara International Petrochemical Co.	64,720	452,556
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
SAL Saudi Logistics Services	4,028	295,088
Saudi Arabian Mining Co. *	11,176	167,314
Saudi Arabian Oil Co. (b)	308,853	2,218,510
Saudi Aramco Base Oil Co.	18,247	567,890
Saudi Cement Co.	35,272	377,190
Saudi Investment Bank (The)	44,575	156,242
Saudi Telecom Co.	198,360	2,226,244
		12,468,243
South Africa — 5.3%
African Rainbow Minerals Ltd.	71,938	724,644
Aspen Pharmacare Holdings Ltd.	65,546	663,602
Bid Corp. Ltd.	39,020	923,267
Bidvest Group Ltd. (The)	67,541	1,092,957
Clicks Group Ltd.	29,203	623,384
Exxaro Resources Ltd.	90,199	850,585
Foschini Group Ltd. (The)	72,494	630,940
Harmony Gold Mining Co. Ltd.	115,143	1,249,230
Impala Platinum Holdings Ltd. *	123,370	814,307
Investec Ltd.	92,140	718,619
Kumba Iron Ore Ltd.	23,172	436,364
Mr Price Group Ltd.	66,608	971,600
MTN Group Ltd.	218,108	1,082,870
MultiChoice Group *	29,759	187,821
Naspers Ltd., Class N	7,501	1,772,842
Nedbank Group Ltd.	73,651	1,240,871
Shoprite Holdings Ltd.	41,115	710,073
Sibanye Stillwater Ltd. *	306,146	356,920
Tiger Brands Ltd.	40,947	549,126
Vodacom Group Ltd.	123,898	775,688
Woolworths Holdings Ltd.	231,561	855,055
		17,230,765
Taiwan — 10.3%
Accton Technology Corp.	9,000	151,233
Capital Securities Corp.	778,000	533,614
Catcher Technology Co. Ltd.	15,000	109,173
Cheng Shin Rubber Industry Co. Ltd.	553,000	794,248
Chicony Electronics Co. Ltd.	96,551	486,916
China Airlines Ltd.	1,157,000	806,868
China Motor Corp.	205,000	434,823
Chunghwa Telecom Co. Ltd.	464,000	1,761,315
CTBC Financial Holding Co. Ltd.	1,910,395	2,117,816
E.Sun Financial Holding Co. Ltd.	834,375	709,495
Eclat Textile Co. Ltd.	43,000	718,750
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Eva Airways Corp.	780,000	900,823
Evergreen Marine Corp. Taiwan Ltd.	159,800	1,012,511
Far EasTone Telecommunications Co. Ltd.	299,000	825,655
Feng TAY Enterprise Co. Ltd.	107,960	474,589
First Financial Holding Co. Ltd.	1,401,609	1,180,233
Formosa Taffeta Co. Ltd.	346,000	212,874
Fubon Financial Holding Co. Ltd.	301,416	841,993
Giant Manufacturing Co. Ltd.	64,000	360,835
MediaTek, Inc.	21,000	817,492
Mega Financial Holding Co. Ltd.	1,453,694	1,771,176
Nien Made Enterprise Co. Ltd.	55,000	819,569
Novatek Microelectronics Corp.	18,000	278,124
Pou Chen Corp.	750,000	876,876
Powertech Technology, Inc.	115,000	447,799
President Chain Store Corp.	114,000	1,046,729
SinoPac Financial Holdings Co. Ltd.	1,802,787	1,279,759
Taiwan Cooperative Financial Holding Co. Ltd.	774,655	605,681
Taiwan Fertilizer Co. Ltd.	363,000	643,359
Taiwan Mobile Co. Ltd.	295,000	1,039,715
Taiwan Semiconductor Manufacturing Co. Ltd.	178,000	5,581,989
Uni-President Enterprises Corp.	622,000	1,741,848
Yuanta Financial Holding Co. Ltd.	1,642,820	1,647,694
		33,031,574
Thailand — 2.4%
Advanced Info Service PCL	156,900	1,277,159
Bangkok Bank PCL	111,000	483,095
CP ALL PCL, NVDR	195,900	367,191
CP AXTRA PCL, NVDR	150,792	151,931
Digital Telecommunications Infrastructure Fund, Class F	1,002,200	277,688
Electricity Generating PCL	46,600	165,653
Intouch Holdings PCL, NVDR	129,400	410,266
Krung Thai Bank PCL	1,362,300	831,631
Minor International PCL, NVDR	5,600	4,439
Osotspa PCL, NVDR	311,500	190,831
PTT Exploration & Production PCL	260,900	979,896
PTT PCL, NVDR	1,616,200	1,605,666
Ratch Group PCL	10,500	10,031
Thai Oil PCL	309,700	376,496
Thai Union Group PCL, Class F	413,600	183,772
TMBThanachart Bank PCL, NVDR	9,442,600	498,221
		7,813,966
Turkey — 7.9%
AG Anadolu Grubu Holding A/S	71,891	608,678
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	324,515	185,321
Akbank TAS	591,021	872,776
Akcansa Cimento A/S	145,361	659,671
Aksa Enerji Uretim A/S	303,305	292,108
Alarko Holding A/S	193,708	488,157
Alfa Solar Enerji Sanayi ve Ticaret A/S	20,053	31,573
Anadolu Efes Biracilik ve Malt Sanayii A/S	120,481	673,240
Aselsan Elektronik Sanayi ve Ticaret A/S	433,917	771,658
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	122,919	279,810
Aygaz A/S	126,239	555,664
BIM Birlesik Magazalar A/S	74,933	1,020,173
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	1,427	20,199
Celebi Hava Servisi A/S	3,584	189,215
Cimsa Cimento Sanayi ve Ticaret A/S	537,196	546,914
Coca-Cola Icecek A/S	322,429	478,962
Dogan Sirketler Grubu Holding A/S	1,507,193	571,007
Dogus Otomotiv Servis ve Ticaret A/S	89,039	546,577
EGE Endustri ve Ticaret A/S	115	36,742
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	423,563	491,641
Enerjisa Enerji A/S (b)	220,186	354,786
Enka Insaat ve Sanayi A/S	573,246	787,638
Ford Otomotiv Sanayi A/S	26,680	761,896
Haci Omer Sabanci Holding A/S	316,375	768,662
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	348,368	172,634
Is Yatirim Menkul Degerler A/S	461,183	432,928
KOC Holding A/S	169,115	833,987
Konya Cimento Sanayii A/S *	475	95,963
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	241,216	536,813
MIA Teknoloji A/S *	119,777	147,235
Migros Ticaret A/S	49,297	585,652
MLP Saglik Hizmetleri A/S * (b)	75,909	768,727
Nuh Cimento Sanayi A/S	50,133	419,862
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	1,256,628	214,274
Oyak Cimento Fabrikalari A/S *	217,415	363,574
Pegasus Hava Tasimaciligi A/S *	112,094	759,213
Sok Marketler Ticaret A/S	371,955	427,563
TAV Havalimanlari Holding A/S *	86,723	582,630
Tekfen Holding A/S *	273,253	600,698
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	378,195	525,210
Turk Hava Yollari AO *	115,192	916,178
Turk Telekomunikasyon A/S *	477,273	658,133
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turk Traktor ve Ziraat Makineleri A/S	24,393	513,986
Turkcell Iletisim Hizmetleri A/S	321,724	795,519
Turkiye Is Bankasi A/S, Class C	1,957,974	673,070
Turkiye Petrol Rafinerileri A/S	205,171	865,832
Ulker Biskuvi Sanayi A/S *	142,799	523,569
Yapi ve Kredi Bankasi A/S	945,760	676,433
Zorlu Enerji Elektrik Uretim A/S *	4,171,539	506,690
		25,589,441
United Arab Emirates — 2.8%
Abu Dhabi Commercial Bank PJSC	436,439	1,060,863
Abu Dhabi Islamic Bank PJSC	226,292	776,270
Abu Dhabi National Oil Co. for Distribution PJSC	417,529	409,766
Abu Dhabi Ports Co. PJSC *	74,964	109,189
ADNOC Logistics & Services	140,027	221,112
Air Arabia PJSC	724,748	566,734
Aldar Properties PJSC	595,669	1,234,706
Dubai Electricity & Water Authority PJSC	229,264	155,421
Dubai Islamic Bank PJSC	451,785	767,706
Emaar Development PJSC	294,074	741,795
Emaar Properties PJSC	361,073	853,699
Emirates NBD Bank PJSC	86,695	448,457
Emirates Telecommunications Group Co. PJSC	60,642	292,557
NMDC Group PJSC	98,232	722,088
Salik Co. PJSC	487,946	637,304
		8,997,667
United Kingdom — 0.1%
Anglogold Ashanti plc	6,877	191,862
United States — 0.5%
GCC SAB de CV	52,558	431,060
JBS SA	193,648	1,211,954
		1,643,014
Total Common Stocks (Cost $290,853,816)		322,197,615
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (c) (d) (Cost $1,185,453)	1,185,453	1,185,453
INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.3% (Cost $292,039,269)		323,383,068
Liabilities in Excess of Other Assets — (0.3)%		(963,153)
NET ASSETS — 100.0%		322,419,915

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.6%
Oil, Gas & Consumable Fuels	9.0
Metals & Mining	5.6
Wireless Telecommunication Services	3.9
Electric Utilities	3.8
Food Products	3.5
Pharmaceuticals	3.5
Independent Power and Renewable Electricity Producers	3.3
Diversified Telecommunication Services	3.2
IT Services	3.1
Transportation Infrastructure	3.1
Consumer Staples Distribution & Retail	2.9
Beverages	2.8
Industrial Conglomerates	2.6
Machinery	2.2
Semiconductors & Semiconductor Equipment	2.2
Automobiles	1.9
Chemicals	1.6
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	1.5
Passenger Airlines	1.4
Real Estate Management & Development	1.4
Construction Materials	1.3
Gas Utilities	1.3
Personal Care Products	1.2
Electrical Equipment	1.1
Construction & Engineering	1.0
Broadline Retail	1.0
Insurance	1.0
Media	1.0
Others (each less than 1.0%)	11.1
Short-Term Investments	0.4
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	4	12/20/2024	USD	225,380	(2,065)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 11.7%
AGL Energy Ltd.	181,734	1,247,788
Ampol Ltd.	54,443	996,772
Ansell Ltd.	42,776	869,840
ANZ Group Holdings Ltd.	19,790	403,330
APA Group	78,265	358,356
Aurizon Holdings Ltd.	97,252	215,634
BHP Group Ltd.	40,514	1,125,584
BlueScope Steel Ltd.	38,924	517,237
CAR Group Ltd.	32,188	792,824
Charter Hall Group, REIT	26,622	262,701
Cochlear Ltd.	5,861	1,085,097
Coles Group Ltd.	112,309	1,296,214
Dexus, REIT	176,224	827,062
EBOS Group Ltd.	7,363	160,632
Endeavour Group Ltd.	84,688	260,510
Fortescue Ltd.	97,637	1,222,693
Glencore plc	249,771	1,309,959
Goodman Group, REIT	58,697	1,401,655
GPT Group (The), REIT	327,400	1,014,328
Harvey Norman Holdings Ltd. (a)	209,299	627,706
Iluka Resources Ltd.	27,121	104,232
Incitec Pivot Ltd.	272,738	538,035
JB Hi-Fi Ltd.	25,573	1,372,305
Lottery Corp. Ltd. (The)	190,012	620,862
Metcash Ltd.	283,628	568,919
New Hope Corp. Ltd.	178,285	569,229
Northern Star Resources Ltd.	78,515	911,119
Orica Ltd.	15,368	174,565
Origin Energy Ltd.	207,350	1,309,228
Pilbara Minerals Ltd. * (a)	108,694	201,322
Pro Medicus Ltd.	3,898	493,780
Ramsay Health Care Ltd.	10,154	267,066
REA Group Ltd.	4,766	704,582
Rio Tinto Ltd.	14,503	1,138,740
Rio Tinto plc	21,197	1,369,920
Santos Ltd.	224,173	997,315
Seven Group Holdings Ltd.	11,615	316,452
Sonic Healthcare Ltd.	46,633	821,689
South32 Ltd.	296,779	711,722
Stockland, REIT	411,588	1,391,836
Tabcorp Holdings Ltd.	292,877	89,843
Telstra Group Ltd.	482,048	1,206,771
Treasury Wine Estates Ltd.	66,878	496,526
Vicinity Ltd., REIT	716,549	1,018,660
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Wesfarmers Ltd.	29,987	1,319,161
Whitehaven Coal Ltd.	298,851	1,336,577
WiseTech Global Ltd.	15,488	1,189,141
Woodside Energy Group Ltd.	55,914	880,000
Woolworths Group Ltd.	28,116	551,445
Yancoal Australia Ltd.	230,100	984,632
		39,651,596
Austria — 0.5%
Mondi plc	60,128	973,665
OMV AG	19,216	796,324
		1,769,989
Belgium — 0.2%
Anheuser-Busch InBev SA	4,256	252,344
Syensqo SA	5,885	456,531
		708,875
Brazil — 0.1%
Yara International ASA	14,473	435,235
Burkina Faso — 0.2%
Endeavour Mining plc	27,990	627,649
Cambodia — 0.0% ^
NagaCorp Ltd. *	8,945	3,678
Chile — 0.4%
Antofagasta plc	55,610	1,242,136
China — 1.1%
AAC Technologies Holdings, Inc.	101,000	407,940
Budweiser Brewing Co. APAC Ltd. (b)	637,806	665,218
Chow Tai Fook Jewellery Group Ltd.	115,157	109,071
Lenovo Group Ltd.	1,016,000	1,339,735
SITC International Holdings Co. Ltd.	90,917	257,287
Wilmar International Ltd.	384,000	926,886
Xinyi Glass Holdings Ltd.	155,000	176,016
		3,882,153
Denmark — 0.6%
Carlsberg A/S, Class B	9,334	1,031,535
Novo Nordisk A/S, Class B	9,893	1,109,648
		2,141,183
Finland — 0.8%
Elisa OYJ	9,662	459,911
Kesko OYJ, Class B	32,748	703,369
Orion OYJ, Class B	6,579	319,529
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
UPM-Kymmene OYJ	37,629	1,107,292
Wartsila OYJ Abp	9,810	187,886
		2,777,987
France — 4.9%
Air Liquide SA	2,392	428,889
Arkema SA	9,194	810,195
Capgemini SE	5,305	920,316
Carrefour SA	66,655	1,058,544
Cie Generale des Etablissements Michelin SCA	18,646	630,151
Covivio SA, REIT	7,432	422,802
Credit Agricole SA	59,666	914,566
Danone SA	19,406	1,386,337
Eiffage SA	11,173	1,039,913
Engie SA	62,998	1,055,942
EssilorLuxottica SA	2,567	602,110
Gecina SA, REIT	8,169	873,005
Klepierre SA, REIT	43,642	1,395,305
Orange SA	92,321	1,014,211
Publicis Groupe SA	12,578	1,336,832
TotalEnergies SE	19,586	1,229,133
Unibail-Rodamco-Westfield, REIT	6,037	493,660
Vinci SA	9,288	1,040,448
Vivendi SE	15,151	161,897
		16,814,256
Germany — 2.6%
Bayerische Motoren Werke AG	9,916	781,738
Beiersdorf AG (a)	2,705	365,158
Brenntag SE	8,305	541,761
Covestro AG * (b)	5,297	335,493
Deutsche Telekom AG (Registered)	48,634	1,470,377
E.ON SE	19,857	267,972
Evonik Industries AG	32,028	705,871
Fresenius Medical Care AG	18,886	739,292
Heidelberg Materials AG	3,851	424,146
Mercedes-Benz Group AG	16,455	999,653
Merck KGaA	3,486	576,324
SAP SE	6,631	1,548,240
		8,756,025
Hong Kong — 3.1%
ASMPT Ltd.	48,700	527,949
CK Infrastructure Holdings Ltd.	187,500	1,326,822
CLP Holdings Ltd.	150,000	1,274,190
Henderson Land Development Co. Ltd.	66,000	211,641
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Hong Kong & China Gas Co. Ltd.	1,158,393	897,252
Hutchison Port Holdings Trust	1,033,400	162,244
Orient Overseas International Ltd.	61,500	838,320
PCCW Ltd.	1,374,000	754,683
Power Assets Holdings Ltd.	201,500	1,342,245
Sun Hung Kai Properties Ltd.	43,000	465,603
Swire Pacific Ltd., Class A	101,500	850,131
United Energy Group Ltd. (a)	6,262,000	261,786
WH Group Ltd. (b)	1,554,743	1,210,082
Yue Yuen Industrial Holdings Ltd.	188,500	396,251
		10,519,199
Indonesia — 0.0% ^
First Pacific Co. Ltd.	312,000	175,445
Italy — 2.7%
A2A SpA	489,184	1,118,199
Banca Mediolanum SpA	26,078	322,345
BPER Banca SpA	34,495	210,026
Coca-Cola HBC AG	37,962	1,328,406
Enel SpA	79,197	600,636
Eni SpA	66,906	1,019,192
Generali	20,960	581,141
Infrastrutture Wireless Italiane SpA (b)	3,525	39,744
Italgas SpA	143,696	881,519
Poste Italiane SpA (b)	66,319	932,534
Recordati Industria Chimica e Farmaceutica SpA	12,340	700,148
Terna - Rete Elettrica Nazionale	3,932	34,058
UniCredit SpA	34,703	1,535,233
		9,303,181
Japan — 26.3%
Activia Properties, Inc., REIT	176	375,356
Advance Residence Investment Corp., REIT	44	88,419
Aeon Mall Co. Ltd.	36,600	484,672
AEON REIT Investment Corp., REIT	343	286,663
Alfresa Holdings Corp.	38,700	558,366
Asahi Group Holdings Ltd.	68,100	817,559
BIPROGY, Inc.	8,100	255,604
Brother Industries Ltd.	15,100	294,106
Canon Marketing Japan, Inc.	22,400	672,875
Canon, Inc.	41,400	1,346,535
Capcom Co. Ltd.	29,300	579,802
Chubu Electric Power Co., Inc.	53,100	610,393
Chugai Pharmaceutical Co. Ltd.	30,300	1,441,719
COMSYS Holdings Corp.	31,800	667,200
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Cosmo Energy Holdings Co. Ltd.	26,400	1,303,097
Daiichi Sankyo Co. Ltd.	5,800	188,780
Daito Trust Construction Co. Ltd.	11,300	1,248,690
Daiwa Securities Group, Inc.	139,200	910,686
Dexerials Corp.	16,200	247,335
Dowa Holdings Co. Ltd.	13,300	451,870
Electric Power Development Co. Ltd.	75,200	1,256,698
ENEOS Holdings, Inc.	264,200	1,332,770
Fuji Media Holdings, Inc.	6,100	68,957
FUJIFILM Holdings Corp.	50,300	1,196,553
Hachijuni Bank Ltd. (The)	35,000	192,071
Hikari Tsushin, Inc.	5,000	1,009,162
Hoya Corp.	1,500	200,691
Hulic Co. Ltd.	99,100	917,703
Idemitsu Kosan Co. Ltd.	52,585	358,495
Inpex Corp.	72,900	960,972
Invincible Investment Corp., REIT	1,017	414,243
ITOCHU Corp.	26,600	1,315,844
Iwatani Corp.	21,400	278,971
Japan Metropolitan Fund Invest, REIT	939	576,323
Japan Post Holdings Co. Ltd.	111,500	1,028,709
Japan Post Insurance Co. Ltd.	31,100	512,472
Japan Real Estate Investment Corp., REIT	9	32,737
Japan Tobacco, Inc.	45,300	1,264,661
JFE Holdings, Inc.	70,500	848,776
Kajima Corp.	13,500	232,545
Kansai Electric Power Co., Inc. (The)	76,000	1,218,818
Kao Corp.	20,500	903,545
Kawasaki Kisen Kaisha Ltd. (a)	53,500	739,051
KDDI Corp.	40,700	1,269,001
Kinden Corp.	15,900	329,547
Kirin Holdings Co. Ltd.	33,900	499,097
Kobe Steel Ltd.	110,200	1,187,703
K's Holdings Corp.	52,000	497,249
Kuraray Co. Ltd.	50,800	688,415
Kyowa Kirin Co. Ltd.	39,900	657,622
Kyushu Electric Power Co., Inc.	95,200	1,066,125
Mani, Inc.	8,400	100,220
Marubeni Corp.	73,900	1,104,748
MatsukiyoCocokara & Co.	61,500	837,303
Mebuki Financial Group, Inc.	70,000	261,828
Medipal Holdings Corp.	39,400	624,243
MEIJI Holdings Co. Ltd.	47,800	1,116,822
Mitsubishi Chemical Group Corp.	66,800	360,459
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Mitsubishi Corp.	54,400	995,198
Mitsubishi Gas Chemical Co., Inc.	19,200	333,685
Mitsubishi HC Capital, Inc.	136,800	916,045
Mitsubishi UFJ Financial Group, Inc.	106,000	1,117,266
Mitsui & Co. Ltd.	58,100	1,184,522
Mitsui Fudosan Co. Ltd.	126,900	1,082,756
Mitsui Mining & Smelting Co. Ltd.	33,000	1,048,466
Morinaga Milk Industry Co. Ltd.	11,100	258,127
MS&AD Insurance Group Holdings, Inc.	45,400	1,004,218
NEC Corp.	6,600	561,596
NH Foods Ltd.	11,800	408,755
Nintendo Co. Ltd.	23,000	1,214,929
Nippon Shokubai Co. Ltd.	22,200	249,747
Nippon Steel Corp.	56,400	1,128,529
Nippon Telegraph & Telephone Corp.	1,087,300	1,049,066
Nippon Yusen KK	30,400	1,017,775
Nisshin Seifun Group, Inc.	5,400	63,045
Nissin Foods Holdings Co. Ltd.	9,300	250,421
Niterra Co. Ltd.	44,200	1,252,688
Nitto Denko Corp.	72,700	1,196,187
NOF Corp.	900	14,622
Nomura Real Estate Holdings, Inc.	47,400	1,166,975
Nomura Real Estate Master Fund, Inc., REIT	288	271,876
Obayashi Corp.	15,600	191,244
Ono Pharmaceutical Co. Ltd.	82,100	1,025,445
Open House Group Co. Ltd.	4,800	176,934
ORIX Corp.	6,600	139,061
Osaka Gas Co. Ltd.	53,900	1,155,005
Otsuka Holdings Co. Ltd.	24,200	1,461,941
Rohto Pharmaceutical Co. Ltd.	7,700	173,153
Sankyo Co. Ltd.	67,200	892,574
Santen Pharmaceutical Co. Ltd.	94,500	1,130,112
Sanwa Holdings Corp.	9,900	250,807
Sapporo Holdings Ltd. (a)	3,200	153,598
Sawai Group Holdings Co. Ltd.	39,000	522,429
SCREEN Holdings Co. Ltd.	11,200	715,016
SCSK Corp.	30,000	559,791
Seiko Epson Corp.	44,800	814,270
Sekisui Chemical Co. Ltd.	21,300	300,605
Sekisui House Ltd.	30,500	736,623
Sekisui House REIT, Inc., REIT	826	392,757
Shimamura Co. Ltd.	6,600	339,742
Shionogi & Co. Ltd.	90,600	1,294,017
Ship Healthcare Holdings, Inc.	9,800	149,022
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Skylark Holdings Co. Ltd. (a)	25,200	390,304
SoftBank Corp.	967,000	1,217,359
SoftBank Group Corp.	17,500	1,043,324
Sojitz Corp.	55,220	1,128,516
Subaru Corp.	14,900	266,103
Sugi Holdings Co. Ltd.	17,600	300,489
Sumitomo Mitsui Financial Group, Inc.	63,600	1,349,245
Suntory Beverage & Food Ltd. (a)	18,000	607,219
Suzuken Co. Ltd.	13,900	454,446
Takeda Pharmaceutical Co. Ltd.	7,000	195,308
TIS, Inc.	2,900	72,316
Toho Gas Co. Ltd.	12,400	310,109
Tohoku Electric Power Co., Inc.	117,700	1,154,507
Tokyo Electron Ltd.	5,800	853,488
Tokyo Gas Co. Ltd.	30,600	754,990
Tokyo Tatemono Co. Ltd.	62,100	1,014,081
Tokyu Fudosan Holdings Corp.	185,800	1,159,468
Tosoh Corp.	18,000	223,661
Toyo Suisan Kaisha Ltd.	20,800	1,221,871
Toyo Tire Corp. (a)	12,700	180,186
Toyota Boshoku Corp.	12,300	164,196
Trend Micro, Inc.	7,800	408,115
Tsumura & Co.	17,300	565,438
UBE Corp.	34,300	564,183
United Urban Investment Corp., REIT	325	291,457
USS Co. Ltd.	73,900	618,896
Yamada Holdings Co. Ltd.	66,200	190,093
Yamaguchi Financial Group, Inc.	4,100	40,146
Yamaha Motor Co. Ltd.	99,900	873,228
Yamazaki Baking Co. Ltd.	11,800	239,642
Yokohama Rubber Co. Ltd. (The)	30,800	631,343
		89,135,243
Jordan — 0.3%
Hikma Pharmaceuticals plc	45,194	1,082,387
Luxembourg — 0.1%
RTL Group SA	9,744	310,081
Macau — 0.1%
MGM China Holdings Ltd.	205,600	266,817
Mexico — 0.1%
Fresnillo plc	37,270	354,650
Netherlands — 2.4%
ABN AMRO Bank NV, CVA (b)	44,697	738,650
ASML Holding NV	1,099	739,772
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
ASR Nederland NV	16,476	780,947
BE Semiconductor Industries NV	7,433	791,214
Heineken Holding NV	10,847	751,568
Koninklijke Ahold Delhaize NV	40,724	1,342,658
Koninklijke KPN NV	337,157	1,317,706
NN Group NV	7,075	347,328
OCI NV * (a)	1,458	17,751
Wolters Kluwer NV	8,398	1,411,567
		8,239,161
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	45,535	975,865
Spark New Zealand Ltd.	218,477	379,055
		1,354,920
Norway — 1.2%
Aker BP ASA	4,848	103,736
DNB Bank ASA	15,542	322,076
Equinor ASA	31,819	756,090
Mowi ASA (a)	29,772	513,268
Norsk Hydro ASA	89,485	555,465
Orkla ASA	77,916	719,831
Salmar ASA (a)	3,299	167,346
Telenor ASA	73,628	904,269
		4,042,081
Poland — 0.0% ^
ORLEN SA	911	11,895
Portugal — 0.5%
Galp Energia SGPS SA	53,586	915,886
Jeronimo Martins SGPS SA	44,989	874,500
		1,790,386
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 3.0%
CapitaLand Ascendas, REIT	370,042	749,894
CapitaLand Integrated Commercial Trust, REIT	776,408	1,179,581
ComfortDelGro Corp. Ltd.	276,800	307,007
DBS Group Holdings Ltd.	23,600	684,277
Genting Singapore Ltd.	372,600	234,667
Jardine Cycle & Carriage Ltd.	13,600	284,744
Keppel Ltd.	198,600	956,151
Mapletree Pan Asia Commercial Trust, REIT	5,300	5,205
Oversea-Chinese Banking Corp. Ltd.	103,500	1,187,466
Sembcorp Industries Ltd.	284,600	1,079,729
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Singapore Airlines Ltd.	230,100	1,122,453
Singapore Telecommunications Ltd.	272,500	642,891
STMicroelectronics NV	7,768	211,153
Suntec, REIT	774,400	695,081
Venture Corp. Ltd.	82,300	825,454
		10,165,753
South Africa — 0.4%
Anglo American plc	39,764	1,232,701
South Korea — 8.3%
CJ CheilJedang Corp.	1,458	288,476
CJ Corp.	4,281	317,377
CJ Logistics Corp.	1,779	112,790
DB Insurance Co. Ltd.	5,065	399,219
DL Holdings Co. Ltd.	1,251	37,027
Doosan Bobcat, Inc.	16,942	456,167
F&F Co. Ltd.	696	31,347
GS Holdings Corp.	7,344	218,749
GS Retail Co. Ltd.	14,975	234,462
Hana Financial Group, Inc.	29,739	1,283,074
Hankook Tire & Technology Co. Ltd.	21,338	543,449
Hanmi Pharm Co. Ltd.	1,535	354,334
Hanwha Aerospace Co. Ltd.	5,743	1,519,560
Hanwha Corp.	1,776	35,912
Hanwha Industrial Solutions Co. Ltd. *	6,361	194,978
HD Hyundai Co. Ltd.	7,862	453,627
HD Hyundai Electric Co. Ltd.	5,652	1,322,871
HD Hyundai Infracore Co. Ltd.	51,829	248,058
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	8,105	1,072,380
Hyundai Mobis Co. Ltd.	3,756	675,077
Industrial Bank of Korea	75,516	769,179
KB Financial Group, Inc.	22,423	1,459,038
Kia Corp.	14,703	972,294
Korea Electric Power Corp. *	18,833	314,862
Korea Gas Corp. *	19,520	552,065
Korea Investment Holdings Co. Ltd.	2,302	127,759
Korean Air Lines Co. Ltd.	18,931	326,784
KT&G Corp.	16,791	1,333,780
LG Corp.	14,688	802,635
LG H&H Co. Ltd.	2,492	596,578
LG Innotek Co. Ltd.	4,066	516,140
LG Uplus Corp.	61,933	448,875
NAVER Corp.	884	108,132
NH Investment & Securities Co. Ltd.	24,686	237,712
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
NongShim Co. Ltd.	2,077	562,126
Orion Corp.	13,043	940,022
POSCO Holdings, Inc.	2,963	713,939
Posco International Corp.	19,346	725,975
Samsung E&A Co. Ltd. *	6,552	84,324
Samsung Electronics Co. Ltd.	24,959	1,059,784
Samsung Fire & Marine Insurance Co. Ltd.	1,590	385,481
Samsung SDS Co. Ltd.	2,549	262,886
Samsung Securities Co. Ltd.	12,595	415,626
SK Hynix, Inc.	9,001	1,178,355
SK, Inc.	1,856	198,612
S-Oil Corp.	12,567	521,290
Woori Financial Group, Inc.	115,954	1,290,917
Yuhan Corp.	14,783	1,475,693
		28,179,797
Spain — 2.3%
Amadeus IT Group SA	5,307	384,722
Enagas SA	29,451	417,771
Endesa SA	54,515	1,176,493
Iberdrola SA	96,148	1,428,235
Industria de Diseno Textil SA	14,180	808,468
Merlin Properties Socimi SA, REIT	39,645	442,371
Naturgy Energy Group SA	42,974	1,070,002
Redeia Corp. SA	18,138	335,837
Repsol SA	43,597	545,764
Telefonica SA	225,042	1,056,044
		7,665,707
Sweden — 2.4%
Castellum AB *	54,340	680,485
Essity AB, Class B	17,665	498,719
Fastighets AB Balder, Class B * (a)	19,456	151,359
Getinge AB, Class B	14,035	248,289
H & M Hennes & Mauritz AB, Class B (a)	28,426	423,755
Investor AB, Class B	15,296	432,939
Sagax AB, Class B	8,316	200,406
Securitas AB, Class B (a)	67,317	791,910
SKF AB, Class B	31,062	589,182
SSAB AB, Class B	205,452	969,154
Tele2 AB, Class B	116,002	1,215,595
Telefonaktiebolaget LM Ericsson, Class B	42,773	358,613
Telia Co. AB (a)	154,193	448,444
Trelleborg AB, Class B	30,007	998,187
		8,007,037
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 1.8%
DSM-Firmenich AG	3,333	395,238
Kuehne + Nagel International AG (Registered)	1,864	465,327
Logitech International SA (Registered)	12,291	1,006,410
Novartis AG (Registered)	12,032	1,305,548
PSP Swiss Property AG (Registered)	2,795	396,918
Sandoz Group AG	2,484	113,241
Sonova Holding AG (Registered)	1,443	528,048
Swiss Prime Site AG (Registered)	7,160	776,729
Swisscom AG (Registered)	1,886	1,149,104
		6,136,563
Thailand — 0.1%
Thai Beverage PCL	572,200	228,872
United Kingdom — 16.7%
3i Group plc	34,610	1,419,277
Admiral Group plc	29,086	962,472
Associated British Foods plc	46,799	1,345,084
AstraZeneca plc	5,974	850,062
Auto Trader Group plc (b)	89,417	965,479
Aviva plc	182,439	1,069,148
B&M European Value Retail SA	193,976	970,461
BAE Systems plc	80,928	1,304,342
Barclays plc	358,845	1,100,040
Barratt Redrow plc	168,290	969,617
Berkeley Group Holdings plc	7,124	406,530
British American Tobacco plc	36,702	1,283,436
British Land Co. plc (The), REIT	205,919	1,059,649
BT Group plc	625,908	1,117,615
Bunzl plc	26,989	1,188,179
Burberry Group plc	37,061	376,721
Centrica plc	735,539	1,113,444
CK Hutchison Holdings Ltd.	24,256	127,565
ConvaTec Group plc (b)	294,432	812,171
Croda International plc	12,075	579,404
DS Smith plc	142,589	1,002,494
Hiscox Ltd.	13,445	187,583
Howden Joinery Group plc	15,818	172,102
HSBC Holdings plc	160,120	1,469,585
IMI plc	42,543	906,135
Imperial Brands plc	47,978	1,447,881
Informa plc	106,124	1,108,663
InterContinental Hotels Group plc	12,737	1,404,860
Intermediate Capital Group plc	23,511	624,556
International Consolidated Airlines Group SA	193,076	525,900
Intertek Group plc	13,608	816,909
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
J Sainsbury plc	286,773	987,300
Kingfisher plc	70,528	266,723
Land Securities Group plc, REIT	143,003	1,110,659
Legal & General Group plc	381,751	1,070,768
M&G plc	279,089	699,187
Marks & Spencer Group plc	233,381	1,132,340
National Grid plc	89,577	1,124,742
NatWest Group plc	288,108	1,365,128
Next plc	10,768	1,362,309
Pearson plc	73,616	1,081,001
Persimmon plc	19,933	377,756
RELX plc	22,604	1,036,613
Rightmove plc	146,998	1,119,326
Rolls-Royce Holdings plc *	230,136	1,588,030
Sage Group plc (The)	83,563	1,044,351
Segro plc, REIT	19,242	194,967
Smiths Group plc	57,804	1,140,637
SSE plc	51,754	1,176,026
Standard Chartered plc	141,045	1,635,612
Taylor Wimpey plc	558,100	1,055,190
Tesco plc	291,943	1,289,125
Unilever plc	20,763	1,266,585
UNITE Group plc (The), REIT	61,129	691,495
United Utilities Group plc	89,805	1,185,196
Vodafone Group plc	1,155,287	1,074,320
Weir Group plc (The)	11,677	314,462
Wise plc, Class A *	58,349	532,210
WPP plc	101,852	1,070,559
		56,679,981
United States — 4.0%
BP plc	131,214	641,744
CRH plc	16,584	1,581,000
CSL Ltd.	6,311	1,184,924
Experian plc	21,991	1,073,289
GSK plc	64,104	1,157,627
Haleon plc	274,535	1,319,433
Holcim AG	15,071	1,479,983
Roche Holding AG	3,395	1,052,122
Sanofi SA	5,269	556,827
Schneider Electric SE	3,165	819,889
Shell plc	43,016	1,436,189
Sims Ltd.	36,632	304,412
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Smurfit WestRock plc	10,657	550,870
Tenaris SA	17,472	287,860
		13,446,169
Total Common Stocks (Cost $326,597,740)		337,138,788
Short-Term Investments — 1.3%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (c) (d) (Cost $476,611)	476,399	476,589
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $3,907,539)	3,907,539	3,907,539
Total Short-Term Investments (Cost $4,384,150)		4,384,128
Total Investments — 100.6% (Cost $330,981,890)		341,522,916
Liabilities in Excess of Other Assets — (0.6)%		(2,122,931)
NET ASSETS — 100.0%		339,399,985

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $3,667,019.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	101

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	5.7%
Metals & Mining	5.6
Pharmaceuticals	5.6
Oil, Gas & Consumable Fuels	5.5
Electric Utilities	4.2
Diversified Telecommunication Services	3.9
Food Products	3.5
Consumer Staples Distribution & Retail	3.3
Real Estate Management & Development	2.9
Insurance	2.7
Trading Companies & Distributors	2.5
Chemicals	2.5
Diversified REITs	2.3
Technology Hardware, Storage & Peripherals	2.1
Multi-Utilities	2.1
Beverages	2.0
Gas Utilities	1.9
Industrial Conglomerates	1.7
Wireless Telecommunication Services	1.7
Health Care Equipment & Supplies	1.6
Tobacco	1.6
Semiconductors & Semiconductor Equipment	1.5
Retail REITs	1.4
Machinery	1.4
Specialty Retail	1.4
Personal Care Products	1.4
Aerospace & Defense	1.3
Professional Services	1.3
Broadline Retail	1.3
Software	1.2
Automobile Components	1.2
Media	1.2
Household Durables	1.2
Automobiles	1.1
Health Care Providers & Services	1.1
Capital Markets	1.1
Interactive Media & Services	1.1
Construction & Engineering	1.0
Construction Materials	1.0
Hotels, Restaurants & Leisure	1.0
Marine Transportation	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	12/20/2024	USD	1,883,440	(58,869)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	103

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.7%
General Dynamics Corp.	5,443	1,587,233
Lockheed Martin Corp.	2,994	1,634,874
		3,222,107
Automobiles & Parts — 0.6%
Ford Motor Co.	74,715	768,817
Gentex Corp.	41,342	1,253,076
Valvoline, Inc. *	11,320	455,970
		2,477,863
Banks — 1.9%
Bank of America Corp.	29,872	1,249,247
Citizens Financial Group, Inc.	6,333	266,746
Discover Financial Services	3,417	507,185
Fifth Third Bancorp	29,308	1,280,174
First Citizens BancShares, Inc., Class A	894	1,731,991
Huntington Bancshares, Inc.	84,892	1,323,466
KeyCorp	14,584	251,574
Popular, Inc. (Puerto Rico)	9,761	870,974
Regions Financial Corp.	15,914	379,867
US Bancorp	10,073	486,627
		8,347,851
Beverages — 2.1%
Boston Beer Co., Inc. (The), Class A *	3,285	956,165
Coca-Cola Co. (The)	23,851	1,557,709
Coca-Cola Consolidated, Inc.	761	855,562
Constellation Brands, Inc., Class A	5,813	1,350,592
Keurig Dr Pepper, Inc.	34,524	1,137,566
Molson Coors Beverage Co., Class B	30,424	1,657,195
Monster Beverage Corp. *	2,695	141,973
PepsiCo, Inc.	9,290	1,542,883
		9,199,645
Chemicals — 3.9%
Ashland, Inc.	11,084	937,374
Celanese Corp.	12,183	1,534,693
CF Industries Holdings, Inc.	16,901	1,389,769
Eastman Chemical Co.	14,250	1,497,532
Ecolab, Inc.	5,193	1,276,076
Element Solutions, Inc.	47,488	1,286,925
Huntsman Corp.	36,325	799,150
International Flavors & Fragrances, Inc.	10,298	1,023,930
Linde plc	2,785	1,270,378
LyondellBasell Industries NV, Class A	16,844	1,462,901
Mosaic Co. (The)	28,212	754,953
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
NewMarket Corp.	1,501	787,980
Olin Corp.	27,496	1,128,161
Scotts Miracle-Gro Co. (The) (a)	5,980	520,140
Westlake Corp.	11,222	1,480,631
		17,150,593
Construction & Materials — 2.4%
A O Smith Corp.	18,136	1,362,013
Builders FirstSource, Inc. *	8,428	1,444,559
Carlisle Cos., Inc.	1,643	693,724
Carrier Global Corp.	5,162	375,381
Eagle Materials, Inc.	3,026	863,802
Fortune Brands Innovations, Inc.	7,046	587,143
Louisiana-Pacific Corp.	3,313	327,656
Masco Corp.	16,641	1,329,782
Owens Corning	7,829	1,384,089
Quanta Services, Inc.	6,338	1,911,731
		10,279,880
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	2,369	324,814
H&R Block, Inc.	26,967	1,610,739
Service Corp. International	9,637	786,861
		2,722,414
Electricity — 7.6%
American Electric Power Co., Inc.	14,951	1,476,411
Brookfield Renewable Corp.	8,445	258,248
Clearway Energy, Inc., Class C	8,373	237,626
CMS Energy Corp.	18,320	1,275,255
Consolidated Edison, Inc.	15,902	1,616,915
Constellation Energy Corp.	8,253	2,170,209
Dominion Energy, Inc.	26,691	1,588,915
DTE Energy Co.	11,079	1,376,233
Edison International	19,581	1,613,474
Entergy Corp.	13,919	2,154,383
Evergy, Inc.	24,508	1,481,264
Exelon Corp.	36,648	1,440,266
FirstEnergy Corp.	37,069	1,550,596
IDACORP, Inc.	803	83,095
NRG Energy, Inc.	22,177	2,004,801
OGE Energy Corp.	38,227	1,528,698
Pinnacle West Capital Corp.	19,323	1,696,753
PPL Corp.	52,908	1,722,685
Public Service Enterprise Group, Inc.	21,225	1,897,727
Southern Co. (The)	19,192	1,747,048
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Vistra Corp.	20,657	2,581,298
Xcel Energy, Inc.	23,452	1,566,828
		33,068,728
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,508	1,498,021
Veralto Corp.	1,722	175,971
		1,673,992
Finance & Credit Services — 0.9%
Ally Financial, Inc.	29,355	1,028,893
MGIC Investment Corp.	62,749	1,571,235
OneMain Holdings, Inc.	18,032	895,650
SLM Corp.	19,813	436,480
		3,932,258
Food Producers — 6.2%
Archer-Daniels-Midland Co.	28,531	1,575,197
BellRing Brands, Inc. *	15,045	990,412
Bunge Global SA	17,236	1,448,169
Campbell Soup Co.	32,699	1,525,408
Conagra Brands, Inc.	51,825	1,499,816
Corteva, Inc.	23,545	1,434,361
Flowers Foods, Inc.	42,238	938,951
General Mills, Inc.	22,605	1,537,592
Hershey Co. (The)	6,369	1,131,007
Hormel Foods Corp.	52,096	1,591,533
Ingredion, Inc.	12,547	1,665,740
J M Smucker Co. (The)	8,535	968,808
Kellanova	21,185	1,708,570
Kraft Heinz Co. (The)	47,342	1,584,063
Mondelez International, Inc., Class A	22,530	1,542,854
Pilgrim's Pride Corp. *	18,509	896,576
Post Holdings, Inc. *	14,632	1,597,961
Tyson Foods, Inc., Class A	25,759	1,509,220
US Foods Holding Corp. *	29,710	1,831,621
		26,977,859
Gas, Water & Multi-utilities — 2.3%
Atmos Energy Corp.	4,901	680,161
Duke Energy Corp.	14,552	1,677,409
National Fuel Gas Co.	22,213	1,344,553
NiSource, Inc.	51,107	1,796,922
Sempra	18,270	1,523,170
INVESTMENTS	SHARES	VALUE ($)

Gas, Water & Multi-utilities — continued
UGI Corp.	60,147	1,438,115
WEC Energy Group, Inc.	15,763	1,505,839
		9,966,169
General Industrials — 2.2%
Dow, Inc.	25,997	1,283,732
Eaton Corp. plc	5,270	1,747,427
Illinois Tool Works, Inc.	5,561	1,452,144
ITT, Inc.	6,947	973,414
Packaging Corp. of America	5,650	1,293,511
Parker-Hannifin Corp.	2,503	1,587,077
RPM International, Inc.	9,237	1,174,115
Sonoco Products Co.	826	43,381
		9,554,801
Health Care Providers — 2.7%
Chemed Corp.	1,302	703,393
Cigna Group (The)	4,773	1,502,588
DaVita, Inc. *	10,724	1,499,322
Elevance Health, Inc.	2,871	1,164,937
HCA Healthcare, Inc.	4,373	1,568,770
Molina Healthcare, Inc. *	2,044	656,574
Tenet Healthcare Corp. *	11,061	1,714,676
UnitedHealth Group, Inc.	2,582	1,457,539
Universal Health Services, Inc., Class B	7,404	1,512,711
		11,780,510
Household Goods & Home Construction — 1.9%
DR Horton, Inc.	9,115	1,540,435
Leggett & Platt, Inc.	5,921	71,052
Lennar Corp., Class A	9,457	1,610,527
NVR, Inc. *	187	1,711,576
PulteGroup, Inc.	13,032	1,688,035
Toll Brothers, Inc.	12,226	1,790,375
		8,412,000
Industrial Engineering — 0.7%
Caterpillar, Inc.	3,184	1,197,821
Cummins, Inc.	5,208	1,713,328
		2,911,149
Industrial Materials — 0.7%
Avery Dennison Corp.	5,867	1,214,645
International Paper Co.	36,017	2,000,384
		3,215,029
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	105

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 2.9%
Cleveland-Cliffs, Inc. *	70,054	909,301
Fastenal Co.	21,419	1,674,537
Freeport-McMoRan, Inc.	25,335	1,140,582
Nucor Corp.	9,050	1,283,652
RBC Bearings, Inc. *	956	268,015
Reliance, Inc.	5,457	1,562,557
Southern Copper Corp. (Mexico)	15,962	1,748,637
Steel Dynamics, Inc.	12,429	1,621,984
Timken Co. (The)	11,525	956,575
United States Steel Corp.	40,974	1,591,840
		12,757,680
Industrial Support Services — 2.7%
Accenture plc, Class A (Ireland)	3,961	1,365,832
Booz Allen Hamilton Holding Corp.	9,170	1,665,822
Capital One Financial Corp.	11,030	1,795,574
Core & Main, Inc., Class A *	22,356	989,924
MSC Industrial Direct Co., Inc., Class A	13,162	1,040,720
Robert Half, Inc.	9,984	680,010
Synchrony Financial	35,586	1,962,212
Western Union Co. (The)	48,578	522,699
WW Grainger, Inc.	1,635	1,813,591
		11,836,384
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	15,870	1,695,868
CSX Corp.	16,322	549,072
Landstar System, Inc.	1,012	177,879
PACCAR, Inc.	2,167	225,975
Ryder System, Inc.	4,719	690,296
Union Pacific Corp.	5,133	1,191,215
		4,530,305
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	2,317	1,182,365
Apollo Global Management, Inc.	6,311	904,114
Berkshire Hathaway, Inc., Class B *	3,693	1,665,247
Cboe Global Markets, Inc.	5,712	1,219,912
Jefferies Financial Group, Inc.	18,515	1,184,590
Principal Financial Group, Inc.	5,414	446,113
State Street Corp.	6,040	560,512
Virtu Financial, Inc., Class A	15,555	481,583
		7,644,436
Leisure Goods — 0.6%
Electronic Arts, Inc.	5,086	767,223
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Garmin Ltd.	9,191	1,823,035
Harley-Davidson, Inc.	4,111	131,346
		2,721,604
Life Insurance — 0.9%
Aflac, Inc.	15,582	1,632,838
Prudential Financial, Inc.	3,560	436,029
Unum Group	31,340	2,011,401
		4,080,268
Media — 0.5%
Interpublic Group of Cos., Inc. (The)	22,627	665,234
Nexstar Media Group, Inc.	9,558	1,681,443
		2,346,677
Medical Equipment & Services — 3.4%
Abbott Laboratories	12,154	1,377,899
Becton Dickinson & Co.	3,702	864,750
Danaher Corp.	5,125	1,259,008
GE HealthCare Technologies, Inc.	11,583	1,011,775
Hologic, Inc. *	16,043	1,297,398
Labcorp Holdings, Inc.	5,168	1,179,699
Medtronic plc	11,811	1,054,132
Quest Diagnostics, Inc.	10,134	1,569,047
ResMed, Inc.	1,354	328,304
Revvity, Inc.	8,757	1,038,493
STERIS plc	5,031	1,116,127
Stryker Corp.	3,286	1,170,736
Thermo Fisher Scientific, Inc.	1,245	680,168
West Pharmaceutical Services, Inc.	3,575	1,100,850
		15,048,386
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	127,925	1,354,726
Starwood Property Trust, Inc.	41,261	814,492
		2,169,218
Non-life Insurance — 2.7%
American Financial Group, Inc.	1,929	248,706
Arch Capital Group Ltd. *	13,894	1,369,392
Assured Guaranty Ltd.	2,223	185,531
Chubb Ltd.	4,245	1,198,958
Everest Group Ltd.	3,427	1,218,676
Fidelity National Financial, Inc.	25,451	1,531,387
Hartford Financial Services Group, Inc. (The)	14,820	1,636,721
Marsh & McLennan Cos., Inc.	1,058	230,898
Old Republic International Corp.	36,479	1,274,211
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Progressive Corp. (The)	6,823	1,656,829
Reinsurance Group of America, Inc.	3,250	686,010
WR Berkley Corp.	8,864	506,755
		11,744,074
Non-Renewable Energy — 6.5%
Antero Midstream Corp.	112,545	1,617,272
Cheniere Energy, Inc.	7,208	1,379,467
Chevron Corp.	9,796	1,457,841
ConocoPhillips	11,133	1,219,509
Coterra Energy, Inc.	61,169	1,463,162
Devon Energy Corp.	10,791	417,396
Diamondback Energy, Inc.	9,440	1,668,709
DT Midstream, Inc.	7,699	694,065
EOG Resources, Inc.	10,574	1,289,605
Expand Energy Corp.	5,573	472,144
Exxon Mobil Corp.	15,081	1,761,159
HF Sinclair Corp.	27,852	1,075,366
Kinder Morgan, Inc.	80,301	1,968,177
Marathon Oil Corp.	57,794	1,600,894
Marathon Petroleum Corp.	10,221	1,486,849
Occidental Petroleum Corp.	8,429	422,377
Permian Resources Corp.	66,966	912,747
Phillips 66	12,018	1,464,033
Range Resources Corp.	7,286	218,799
Targa Resources Corp.	11,562	1,930,391
Valero Energy Corp.	12,644	1,640,685
Viper Energy, Inc.	7,483	388,368
Williams Cos., Inc. (The)	32,833	1,719,464
		28,268,479
Personal Care, Drug & Grocery Stores — 5.5%
Albertsons Cos., Inc., Class A	72,098	1,304,974
Casey's General Stores, Inc.	4,539	1,788,457
Cencora, Inc.	7,221	1,646,966
Church & Dwight Co., Inc.	14,038	1,402,537
Clorox Co. (The)	9,469	1,501,310
Colgate-Palmolive Co.	15,731	1,474,152
CVS Health Corp.	29,381	1,658,851
Kenvue, Inc.	74,224	1,701,956
Kimberly-Clark Corp.	11,590	1,555,146
Kroger Co. (The)	32,542	1,814,867
McKesson Corp.	3,365	1,684,485
Performance Food Group Co. *	23,859	1,938,544
Procter & Gamble Co. (The)	9,695	1,601,420
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — continued
Spectrum Brands Holdings, Inc.	12,817	1,148,660
Sysco Corp.	21,592	1,618,320
Vitamin Oldco Holdings, Inc. ‡ *	2,678	—
		23,840,645
Personal Goods — 0.1%
Carter's, Inc.	2,097	114,706
NIKE, Inc., Class B	3,609	278,362
		393,068
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.1%
AbbVie, Inc.	8,773	1,788,552
Amgen, Inc.	5,293	1,694,607
Bristol-Myers Squibb Co.	19,389	1,081,325
Cardinal Health, Inc.	13,092	1,420,744
Eli Lilly & Co.	1,880	1,559,911
Fortrea Holdings, Inc. *	6,564	110,406
Gilead Sciences, Inc.	16,750	1,487,735
Medpace Holdings, Inc. *	2,568	806,917
Merck & Co., Inc.	11,694	1,196,530
Regeneron Pharmaceuticals, Inc. *	1,491	1,249,756
United Therapeutics Corp. *	4,909	1,835,819
Vertex Pharmaceuticals, Inc. *	3,441	1,637,847
Viatris, Inc.	82,688	959,181
Zoetis, Inc.	6,881	1,230,185
		18,059,515
Precious Metals & Mining — 0.3%
Newmont Corp.	19,542	887,988
Royal Gold, Inc.	2,576	376,251
		1,264,239
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	1,724	225,792
Jones Lang LaSalle, Inc. *	6,925	1,876,398
		2,102,190
Real Estate Investment Trusts — 8.7%
AvalonBay Communities, Inc.	6,169	1,367,112
Brixmor Property Group, Inc.	58,202	1,568,544
Camden Property Trust	6,364	736,888
Crown Castle, Inc.	6,745	725,020
CubeSmart	32,730	1,565,803
EastGroup Properties, Inc.	1,649	282,441
EPR Properties	16,914	767,388
Equity Residential	12,197	858,303
Essex Property Trust, Inc.	5,454	1,548,172
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	107

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Federal Realty Investment Trust	3,562	394,812
First Industrial Realty Trust, Inc.	13,323	699,324
Gaming and Leisure Properties, Inc.	31,055	1,558,650
Highwoods Properties, Inc.	20,695	694,110
Host Hotels & Resorts, Inc.	101,420	1,748,481
Iron Mountain, Inc.	15,498	1,917,568
Kilroy Realty Corp.	18,557	746,363
Kimco Realty Corp.	60,482	1,434,633
Lamar Advertising Co., Class A	13,818	1,823,976
Mid-America Apartment Communities, Inc.	5,978	904,710
National Storage Affiliates Trust	5,271	222,173
NNN REIT, Inc.	17,417	756,594
Omega Healthcare Investors, Inc.	42,804	1,817,886
Park Hotels & Resorts, Inc.	71,876	998,358
Prologis, Inc.	235	26,541
Public Storage	4,519	1,487,022
Regency Centers Corp.	23,240	1,660,266
Simon Property Group, Inc.	10,314	1,744,304
STAG Industrial, Inc.	28,867	1,076,162
Ventas, Inc.	17,271	1,131,078
VICI Properties, Inc.	46,652	1,481,667
Welltower, Inc.	13,394	1,806,583
Weyerhaeuser Co.	45,386	1,414,228
WP Carey, Inc.	16,902	941,779
		37,906,939
Retailers — 3.8%
AutoZone, Inc. *	505	1,519,545
Best Buy Co., Inc.	11,477	1,037,865
Dick's Sporting Goods, Inc.	8,156	1,596,537
Gap, Inc. (The)	39,936	829,471
Kohl's Corp.	1,869	34,539
Lowe's Cos., Inc.	6,033	1,579,620
Macy's, Inc.	52,318	802,558
O'Reilly Automotive, Inc. *	1,354	1,561,352
Penske Automotive Group, Inc.	9,244	1,391,869
Ross Stores, Inc.	7,225	1,009,477
Target Corp.	6,926	1,039,177
TJX Cos., Inc. (The)	12,597	1,423,839
Tractor Supply Co.	5,507	1,462,164
Williams-Sonoma, Inc.	10,723	1,438,276
		16,726,289
Software & Computer Services — 4.1%
Adobe, Inc. *	408	195,057
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Alphabet, Inc., Class A	2,891	494,679
Amdocs Ltd.	12,639	1,109,009
CACI International, Inc., Class A *	1,234	681,859
Cadence Design Systems, Inc. *	4,816	1,329,794
Cognizant Technology Solutions Corp., Class A	20,692	1,543,416
Dolby Laboratories, Inc., Class A	3,633	264,846
Gartner, Inc. *	2,666	1,339,665
Gen Digital, Inc.	10,075	293,283
Hewlett Packard Enterprise Co.	63,553	1,238,648
International Business Machines Corp.	6,339	1,310,398
Intuit, Inc.	2,277	1,389,653
Leidos Holdings, Inc.	5,811	1,064,343
Meta Platforms, Inc., Class A	3,259	1,849,743
Microsoft Corp.	3,618	1,470,174
Oracle Corp.	9,775	1,640,636
Science Applications International Corp.	2,945	424,934
SS&C Technologies Holdings, Inc.	2,501	174,895
		17,815,032
Technology Hardware & Equipment — 4.0%
Amphenol Corp., Class A	25,768	1,726,971
Analog Devices, Inc.	7,422	1,655,922
Apple, Inc.	7,025	1,587,018
Applied Materials, Inc.	7,421	1,347,505
Broadcom, Inc.	9,911	1,682,590
Cirrus Logic, Inc. *	4,203	461,573
KLA Corp.	2,207	1,470,370
Lam Research Corp.	15,630	1,162,091
NetApp, Inc.	11,663	1,344,861
NVIDIA Corp.	13,766	1,827,574
QUALCOMM, Inc.	8,044	1,309,322
Skyworks Solutions, Inc.	7,427	650,457
TD SYNNEX Corp.	9,272	1,069,525
		17,295,779
Telecommunications Equipment — 2.3%
Arista Networks, Inc. *	5,398	2,086,003
Ciena Corp. *	33,165	2,106,309
Cisco Systems, Inc.	31,411	1,720,381
Juniper Networks, Inc.	44,186	1,718,835
Motorola Solutions, Inc.	3,932	1,766,844
Ubiquiti, Inc.	2,171	576,813
		9,975,185
Telecommunications Service Providers — 2.6%
AT&T, Inc.	80,914	1,823,802
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Charter Communications, Inc., Class A *	4,498	1,473,590
Comcast Corp., Class A	43,165	1,885,015
Frontier Communications Parent, Inc. *	47,755	1,706,286
Iridium Communications, Inc.	9,752	286,026
Liberty Global Ltd., Class C (Belgium) *	30,038	619,384
Roku, Inc. *	129	8,266
T-Mobile US, Inc.	8,791	1,961,800
Verizon Communications, Inc.	41,426	1,745,277
		11,509,446
Tobacco — 0.8%
Altria Group, Inc.	31,603	1,721,100
Philip Morris International, Inc.	13,486	1,789,592
		3,510,692
Travel & Leisure — 0.5%
Booking Holdings, Inc.	161	752,876
Darden Restaurants, Inc.	6,385	1,021,728
Travel + Leisure Co.	5,386	257,505
		2,032,109
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	7,314	1,691,435
Republic Services, Inc.	8,430	1,669,140
Waste Management, Inc.	8,288	1,788,965
		5,149,540
Total Common Stocks (Cost $350,689,333)		435,621,027
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $712,498)	712,498	712,498
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $182,000)	182,000	182,000
Total Short-Term Investments (Cost $894,498)		894,498
Total Investments — 99.9% (Cost $351,583,831)		436,515,525
Other Assets in Excess of Liabilities — 0.1%		305,150
NET ASSETS — 100.0%		436,820,675

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $173,960.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	12/20/2024	USD	573,650	(5,238)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	109

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Textron, Inc.	6,552	526,912
Automobiles & Parts — 0.8%
BorgWarner, Inc.	16,469	553,853
Gentex Corp.	41,523	1,258,562
Valvoline, Inc. *	34,587	1,393,164
		3,205,579
Banks — 2.3%
Citizens Financial Group, Inc.	9,950	419,094
Comerica, Inc.	4,391	279,751
Discover Financial Services	3,406	505,553
Fifth Third Bancorp	16,665	727,927
First Citizens BancShares, Inc., Class A	830	1,608,000
FNB Corp.	18,567	269,222
Huntington Bancshares, Inc.	97,231	1,515,831
KeyCorp	20,998	362,215
M&T Bank Corp.	6,147	1,196,698
Popular, Inc. (Puerto Rico)	13,108	1,169,627
Prosperity Bancshares, Inc.	3,442	251,954
Regions Financial Corp.	26,672	636,661
Zions Bancorp NA	6,666	347,032
		9,289,565
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A *	3,631	1,056,875
Coca-Cola Consolidated, Inc.	1,183	1,330,000
Molson Coors Beverage Co., Class B	28,211	1,536,653
		3,923,528
Chemicals — 4.5%
Ashland, Inc.	13,884	1,174,170
Celanese Corp.	10,956	1,380,127
CF Industries Holdings, Inc.	19,762	1,625,029
Chemours Co. (The)	375	6,810
Eastman Chemical Co.	16,191	1,701,512
Element Solutions, Inc.	58,410	1,582,911
FMC Corp.	15,790	1,026,192
Huntsman Corp.	48,818	1,073,996
International Flavors & Fragrances, Inc.	13,472	1,339,521
LyondellBasell Industries NV, Class A	16,014	1,390,816
Mosaic Co. (The)	46,149	1,234,947
NewMarket Corp.	2,349	1,233,155
Olin Corp.	28,460	1,167,714
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
Scotts Miracle-Gro Co. (The)	13,964	1,214,589
Westlake Corp.	10,379	1,369,405
		18,520,894
Construction & Materials — 3.4%
A O Smith Corp.	16,345	1,227,510
Acuity Brands, Inc.	1,191	358,122
Builders FirstSource, Inc. *	7,938	1,360,573
Carlisle Cos., Inc.	3,913	1,652,186
Eagle Materials, Inc.	2,831	808,137
EMCOR Group, Inc.	3,209	1,431,439
Fortune Brands Innovations, Inc.	18,219	1,518,189
Louisiana-Pacific Corp.	10,236	1,012,340
Masco Corp.	16,666	1,331,780
Owens Corning	8,795	1,554,868
Quanta Services, Inc.	5,902	1,780,220
		14,035,364
Consumer Services — 0.5%
H&R Block, Inc.	23,429	1,399,414
Service Corp. International	7,337	599,066
		1,998,480
Electricity — 7.7%
Alliant Energy Corp.	26,794	1,607,640
Brookfield Renewable Corp.	37,163	1,136,445
Clearway Energy, Inc., Class C	36,476	1,035,189
CMS Energy Corp.	23,152	1,611,611
Consolidated Edison, Inc.	15,233	1,548,891
DTE Energy Co.	12,771	1,586,414
Edison International	18,181	1,498,114
Entergy Corp.	12,920	1,999,758
Evergy, Inc.	26,341	1,592,050
Exelon Corp.	30,637	1,204,034
FirstEnergy Corp.	35,639	1,490,779
IDACORP, Inc.	8,811	911,762
NRG Energy, Inc.	20,721	1,873,178
OGE Energy Corp.	39,988	1,599,120
PG&E Corp.	76,762	1,552,128
Pinnacle West Capital Corp.	17,924	1,573,907
PPL Corp.	49,104	1,598,826
Public Service Enterprise Group, Inc.	19,712	1,762,450
Vistra Corp.	21,463	2,682,017
Xcel Energy, Inc.	25,009	1,670,851
		31,535,164
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 1.4%
AMETEK, Inc.	8,366	1,533,822
Crane Co.	1,308	205,722
Crane NXT Co.	7,555	410,010
Hubbell, Inc.	4,155	1,774,310
IDEX Corp.	828	177,722
Keysight Technologies, Inc. *	4,565	680,231
nVent Electric plc	10,396	775,230
		5,557,047
Finance & Credit Services — 1.1%
Ally Financial, Inc.	13,347	467,812
MGIC Investment Corp.	63,176	1,581,927
OneMain Holdings, Inc.	34,079	1,692,704
SLM Corp.	30,137	663,918
		4,406,361
Food Producers — 6.3%
Archer-Daniels-Midland Co.	23,618	1,303,950
BellRing Brands, Inc. *	20,930	1,377,822
Bunge Global SA	15,982	1,342,807
Campbell Soup Co.	30,332	1,414,988
Conagra Brands, Inc.	48,055	1,390,712
Corteva, Inc.	22,222	1,353,764
Flowers Foods, Inc.	50,622	1,125,327
Freshpet, Inc. *	7,614	1,009,159
General Mills, Inc.	20,961	1,425,767
Hershey Co. (The)	4,876	865,880
Hormel Foods Corp.	36,247	1,107,346
Ingredion, Inc.	11,638	1,545,061
J M Smucker Co. (The)	11,024	1,251,334
Kellanova	19,660	1,585,579
McCormick & Co., Inc. (Non-Voting)	15,803	1,236,427
Pilgrim's Pride Corp. *	34,754	1,683,484
Post Holdings, Inc. *	13,571	1,482,089
Tyson Foods, Inc., Class A	23,885	1,399,422
US Foods Holding Corp. *	27,563	1,699,259
		25,600,177
Gas, Water & Multi-utilities — 2.0%
Ameren Corp.	1,085	94,514
Atmos Energy Corp.	12,038	1,670,633
National Fuel Gas Co.	24,941	1,509,679
NiSource, Inc.	47,417	1,667,182
UGI Corp.	65,637	1,569,381
WEC Energy Group, Inc.	16,800	1,604,904
		8,116,293
INVESTMENTS	SHARES	VALUE ($)

General Industrials — 1.2%
AptarGroup, Inc.	268	45,000
ITT, Inc.	4,662	653,239
Packaging Corp. of America	7,358	1,684,541
RPM International, Inc.	12,532	1,592,943
Silgan Holdings, Inc.	7,696	398,191
Sonoco Products Co.	11,466	602,194
		4,976,108
Health Care Providers — 3.3%
Acadia Healthcare Co., Inc. *	18,357	783,660
Centene Corp. *	17,633	1,097,831
Chemed Corp.	2,454	1,325,749
DaVita, Inc. *	10,295	1,439,344
Encompass Health Corp.	17,171	1,707,828
IQVIA Holdings, Inc. *	5,810	1,195,814
Molina Healthcare, Inc. *	4,009	1,287,771
Premier, Inc., Class A	25,391	511,629
Tenet Healthcare Corp. *	10,262	1,590,815
Universal Health Services, Inc., Class B	6,869	1,403,405
Veeva Systems, Inc., Class A *	5,073	1,059,395
		13,403,241
Household Goods & Home Construction — 1.9%
DR Horton, Inc.	8,471	1,431,599
Lennar Corp., Class A	8,784	1,495,915
NVR, Inc. *	167	1,528,519
PulteGroup, Inc.	12,097	1,566,925
Toll Brothers, Inc.	11,343	1,661,069
		7,684,027
Industrial Engineering — 1.5%
Cummins, Inc.	5,374	1,767,938
Graco, Inc.	16,544	1,347,509
Lincoln Electric Holdings, Inc.	6,067	1,168,261
Nordson Corp.	992	245,907
Snap-on, Inc.	5,144	1,698,189
		6,227,804
Industrial Materials — 0.8%
Avery Dennison Corp.	6,275	1,299,113
Hexcel Corp.	3,674	215,627
International Paper Co.	33,460	1,858,369
		3,373,109
Industrial Metals & Mining — 2.9%
Cleveland-Cliffs, Inc. *	103,536	1,343,897
Fastenal Co.	21,228	1,659,605
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	111

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Nucor Corp.	8,923	1,265,638
RBC Bearings, Inc. *	4,177	1,171,022
Reliance, Inc.	5,051	1,446,303
Steel Dynamics, Inc.	12,660	1,652,130
Timken Co. (The)	19,309	1,602,647
United States Steel Corp.	38,070	1,479,020
		11,620,262
Industrial Support Services — 2.1%
ADT, Inc.	15,030	108,216
Booz Allen Hamilton Holding Corp.	3,936	715,014
Core & Main, Inc., Class A *	34,753	1,538,863
MSC Industrial Direct Co., Inc., Class A	16,082	1,271,604
Paychex, Inc.	7,677	1,069,636
Robert Half, Inc.	3,947	268,830
Synchrony Financial	33,185	1,829,821
Western Union Co. (The)	14,280	153,653
WW Grainger, Inc.	1,542	1,710,432
		8,666,069
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	18,255	1,950,729
Expeditors International of Washington, Inc.	7,733	920,227
Landstar System, Inc.	6,769	1,189,787
Ryder System, Inc.	6,909	1,010,649
		5,071,392
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	3,595	1,834,529
Cboe Global Markets, Inc.	7,458	1,592,805
Jefferies Financial Group, Inc.	28,046	1,794,383
Principal Financial Group, Inc.	2,540	209,296
Virtu Financial, Inc., Class A	5,193	160,775
		5,591,788
Leisure Goods — 0.7%
Garmin Ltd.	8,742	1,733,976
Harley-Davidson, Inc.	2,436	77,830
Pool Corp.	1,488	538,120
Thor Industries, Inc.	5,187	539,863
		2,889,789
Life Insurance — 1.0%
Aflac, Inc.	14,483	1,517,673
Primerica, Inc.	3,121	863,924
Unum Group	29,071	1,865,777
		4,247,374
INVESTMENTS	SHARES	VALUE ($)

Media — 0.7%
Interpublic Group of Cos., Inc. (The)	3,817	112,220
Liberty Media Corp-Liberty Live, Class A *	1,249	70,868
Nexstar Media Group, Inc.	8,995	1,582,401
Omnicom Group, Inc.	11,329	1,144,229
		2,909,718
Medical Equipment & Services — 4.0%
Agilent Technologies, Inc.	9,244	1,204,586
Bio-Techne Corp.	3,343	246,546
Bruker Corp.	15,663	886,682
Cooper Cos., Inc. (The) *	8,771	918,148
Dentsply Sirona, Inc.	20,724	480,175
Envista Holdings Corp. *	9,705	203,514
GE HealthCare Technologies, Inc.	3,443	300,746
Henry Schein, Inc. *	18,529	1,301,292
Hologic, Inc. *	17,598	1,423,150
Labcorp Holdings, Inc.	5,603	1,278,997
QIAGEN NV *	24,999	1,052,455
Quest Diagnostics, Inc.	10,295	1,593,975
QuidelOrtho Corp. *	2,327	88,542
ResMed, Inc.	6,425	1,557,870
Revvity, Inc.	9,168	1,087,233
STERIS plc	6,021	1,335,759
Teleflex, Inc.	1,872	376,384
West Pharmaceutical Services, Inc.	3,521	1,084,222
		16,420,276
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	4,865	92,484
Rithm Capital Corp.	133,220	1,410,800
Starwood Property Trust, Inc.	48,803	963,371
		2,466,655
Non-life Insurance — 3.2%
American Financial Group, Inc.	5,536	713,757
Arch Capital Group Ltd. *	4,388	432,481
Arthur J Gallagher & Co.	5,292	1,488,110
Assured Guaranty Ltd.	11,023	919,980
Axis Capital Holdings Ltd.	7,482	585,541
Brown & Brown, Inc.	6,573	687,799
CNA Financial Corp.	229	10,971
Everest Group Ltd.	3,564	1,267,394
Fidelity National Financial, Inc.	12,130	729,862
Hartford Financial Services Group, Inc. (The)	13,760	1,519,654
Loews Corp.	12,855	1,015,031
Old Republic International Corp.	45,031	1,572,933
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Reinsurance Group of America, Inc.	7,449	1,572,335
White Mountains Insurance Group Ltd.	294	528,359
		13,044,207
Non-Renewable Energy — 7.3%
Antero Midstream Corp.	110,099	1,582,123
Antero Resources Corp. *	41,774	1,081,111
APA Corp.	25,301	597,104
Baker Hughes Co.	18,000	685,440
Cheniere Energy, Inc.	8,710	1,666,920
Coterra Energy, Inc.	54,360	1,300,291
Devon Energy Corp.	28,657	1,108,453
Diamondback Energy, Inc.	8,754	1,547,444
DT Midstream, Inc.	20,944	1,888,102
Expand Energy Corp. (a)	14,405	1,220,392
Halliburton Co.	35,635	988,515
HF Sinclair Corp.	34,434	1,329,497
Kinder Morgan, Inc.	74,458	1,824,965
Marathon Oil Corp.	58,881	1,631,004
ONEOK, Inc.	17,314	1,677,380
Ovintiv, Inc.	25,281	991,015
Permian Resources Corp.	110,513	1,506,292
Range Resources Corp.	36,650	1,100,599
Targa Resources Corp.	10,735	1,792,316
Texas Pacific Land Corp.	1,349	1,572,934
Viper Energy, Inc.	12,350	640,965
Williams Cos., Inc. (The)	35,622	1,865,524
		29,598,386
Personal Care, Drug & Grocery Stores — 3.7%
Albertsons Cos., Inc., Class A	66,195	1,198,129
Casey's General Stores, Inc.	4,209	1,658,430
Cencora, Inc.	6,696	1,527,224
Church & Dwight Co., Inc.	13,039	1,302,726
Clorox Co. (The)	8,816	1,397,777
Grocery Outlet Holding Corp. *	14,415	206,135
Kenvue, Inc.	58,015	1,330,284
Kroger Co. (The)	30,136	1,680,685
Performance Food Group Co. *	19,861	1,613,706
Reynolds Consumer Products, Inc.	26,870	724,146
Spectrum Brands Holdings, Inc.	16,548	1,483,032
Sysco Corp.	15,326	1,148,684
Vitamin Oldco Holdings, Inc. ‡ *	7,824	—
		15,270,958
INVESTMENTS	SHARES	VALUE ($)

Personal Goods — 0.6%
Carter's, Inc.	3,049	166,780
Crocs, Inc. *	9,090	980,084
Deckers Outdoor Corp. *	8,982	1,445,114
		2,591,978
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.0%
Biogen, Inc. *	1,100	191,400
Cardinal Health, Inc.	13,680	1,484,554
Elanco Animal Health, Inc. *	47,410	599,262
Exelixis, Inc. *	51,947	1,724,640
Fortrea Holdings, Inc. *	6,090	102,434
Incyte Corp. *	14,613	1,083,116
Jazz Pharmaceuticals plc *	8,964	986,309
Medpace Holdings, Inc. *	3,516	1,104,797
Neurocrine Biosciences, Inc. *	8,473	1,019,048
Royalty Pharma plc, Class A	34,239	924,453
United Therapeutics Corp. *	4,555	1,703,433
Viatris, Inc.	125,688	1,457,981
		12,381,427
Precious Metals & Mining — 0.3%
Royal Gold, Inc.	8,638	1,261,666
Real Estate Investment & Services — 0.9%
CBRE Group, Inc., Class A *	13,875	1,817,209
Jones Lang LaSalle, Inc. *	6,142	1,664,236
		3,481,445
Real Estate Investment Trusts — 9.5%
American Homes 4 Rent, Class A	29,653	1,044,972
AvalonBay Communities, Inc.	7,045	1,561,242
Brixmor Property Group, Inc.	57,903	1,560,486
Camden Property Trust	6,887	797,446
Cousins Properties, Inc.	20,475	627,149
CubeSmart	30,363	1,452,566
EastGroup Properties, Inc.	5,726	980,749
EPR Properties	31,308	1,420,444
Equity Residential	16,442	1,157,023
Essex Property Trust, Inc.	4,285	1,216,340
Federal Realty Investment Trust	6,812	755,042
First Industrial Realty Trust, Inc.	18,832	988,492
Gaming and Leisure Properties, Inc.	30,538	1,532,702
Highwoods Properties, Inc.	39,255	1,316,613
Host Hotels & Resorts, Inc.	77,435	1,334,979
Iron Mountain, Inc.	14,389	1,780,351
Kilroy Realty Corp.	30,714	1,235,317
Kimco Realty Corp.	61,571	1,460,464
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	113

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Lamar Advertising Co., Class A	12,835	1,694,220
Mid-America Apartment Communities, Inc.	6,565	993,547
National Storage Affiliates Trust	8,699	366,663
NNN REIT, Inc.	21,897	951,206
Omega Healthcare Investors, Inc.	39,705	1,686,271
Park Hotels & Resorts, Inc.	95,439	1,325,648
Rayonier, Inc.	20,456	638,841
Regency Centers Corp.	20,720	1,480,237
Rexford Industrial Realty, Inc.	18,353	787,160
Simon Property Group, Inc.	9,584	1,620,846
STAG Industrial, Inc.	33,181	1,236,988
VICI Properties, Inc.	44,639	1,417,735
Weyerhaeuser Co.	42,299	1,318,037
WP Carey, Inc.	16,555	922,444
		38,662,220
Retailers — 2.8%
AutoNation, Inc. *	8,042	1,250,290
Best Buy Co., Inc.	13,485	1,219,449
Dick's Sporting Goods, Inc.	7,566	1,481,044
Kohl's Corp.	1,537	28,404
Macy's, Inc.	38,360	588,442
Penske Automotive Group, Inc.	8,956	1,348,505
Ross Stores, Inc.	9,141	1,277,180
Tapestry, Inc.	30,731	1,458,186
Tractor Supply Co.	5,119	1,359,146
Williams-Sonoma, Inc.	9,969	1,337,142
		11,347,788
Software & Computer Services — 5.3%
Akamai Technologies, Inc. *	5,756	581,816
Amdocs Ltd.	14,970	1,313,543
ANSYS, Inc. *	4,173	1,337,071
AppLovin Corp., Class A *	18,678	3,163,866
CACI International, Inc., Class A *	3,399	1,878,151
Concentrix Corp.	6,109	259,694
Dolby Laboratories, Inc., Class A	12,397	903,741
Gartner, Inc. *	2,953	1,483,883
Gen Digital, Inc.	46,526	1,354,372
Hewlett Packard Enterprise Co.	67,392	1,313,470
Leidos Holdings, Inc.	10,302	1,886,914
Manhattan Associates, Inc. *	5,586	1,471,129
Paycom Software, Inc.	647	135,242
Science Applications International Corp.	9,361	1,350,699
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
SS&C Technologies Holdings, Inc.	19,988	1,397,761
Tyler Technologies, Inc. *	2,644	1,601,180
		21,432,532
Technology Hardware & Equipment — 3.7%
Avnet, Inc.	10,816	586,335
CDW Corp.	6,125	1,152,909
Cirrus Logic, Inc. *	11,214	1,231,521
Corning, Inc.	15,814	752,588
HP, Inc.	34,951	1,241,460
Jabil, Inc.	10,364	1,275,705
Microchip Technology, Inc.	13,298	975,674
Monolithic Power Systems, Inc.	1,969	1,495,062
NetApp, Inc.	12,147	1,400,671
ON Semiconductor Corp. *	15,092	1,063,835
Qorvo, Inc. *	7,834	558,251
Skyworks Solutions, Inc.	11,954	1,046,931
TD SYNNEX Corp.	10,123	1,167,688
Teradyne, Inc.	10,860	1,153,441
		15,102,071
Telecommunications Equipment — 1.4%
Ciena Corp. *	30,955	1,965,952
Juniper Networks, Inc.	40,972	1,593,811
Lumentum Holdings, Inc. *	19,587	1,251,022
Ubiquiti, Inc.	3,050	810,354
		5,621,139
Telecommunications Service Providers — 1.6%
Charter Communications, Inc., Class A *	4,184	1,370,720
Frontier Communications Parent, Inc. *	44,296	1,582,696
Iridium Communications, Inc.	33,777	990,680
Liberty Broadband Corp., Class C *	4,147	335,161
Liberty Global Ltd., Class C (Belgium) *	42,502	876,391
Roku, Inc. *	20,928	1,341,066
		6,496,714
Travel & Leisure — 1.4%
Boyd Gaming Corp.	15,555	1,077,806
Darden Restaurants, Inc.	6,549	1,047,971
MGM Resorts International *	25,321	933,585
Texas Roadhouse, Inc.	9,063	1,732,121
Travel + Leisure Co.	5,443	260,230
Wendy's Co. (The)	29,308	560,076
		5,611,789
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — 0.7%
Clean Harbors, Inc. *	6,792	1,570,718
Stericycle, Inc. *	17,916	1,101,296
		2,672,014
Total Common Stocks (Cost $348,351,901)		406,839,310
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $515,360)	515,360	515,360
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $167,244)	167,244	167,244
Total Short-Term Investments (Cost $682,604)		682,604
Total Investments — 100.0% (Cost $349,034,505)		407,521,914
Other Assets in Excess of Liabilities — 0.0% ^		169,186
NET ASSETS — 100.0%		407,691,100

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $156,563.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	2	12/20/2024	USD	622,640	(2,099)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	115

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,377	636,902
National Presto Industries, Inc.	3,360	241,685
		878,587
Automobiles & Parts — 0.2%
Dorman Products, Inc. *	3,244	369,913
Gentherm, Inc. *	9,236	387,450
Phinia, Inc.	9,179	427,558
		1,184,921
Banks — 5.1%
1st Source Corp.	5,950	352,418
Ameris Bancorp	22,643	1,403,640
Atlantic Union Bankshares Corp.	15,275	577,395
Axos Financial, Inc. *	17,554	1,188,757
BancFirst Corp.	1,549	168,392
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,865	1,128,733
Cathay General Bancorp	21,524	989,674
City Holding Co.	2,674	311,788
Community Trust Bancorp, Inc.	5,451	282,362
First BanCorp (Puerto Rico)	40,391	778,738
First Busey Corp.	11,155	271,178
First Commonwealth Financial Corp.	21,966	361,121
First Financial Bancorp	23,133	591,742
First Financial Corp.	3,285	141,124
First Merchants Corp.	8,146	301,809
Fulton Financial Corp.	41,910	758,990
Hancock Whitney Corp.	15,387	801,355
Hilltop Holdings, Inc.	20,838	638,268
Home BancShares, Inc.	41,070	1,120,800
Hope Bancorp, Inc.	66,412	822,845
International Bancshares Corp.	14,575	892,864
NBT Bancorp, Inc.	17,811	792,233
Northwest Bancshares, Inc.	61,390	815,873
OceanFirst Financial Corp.	26,424	480,917
OFG Bancorp (Puerto Rico)	28,210	1,136,017
Old National Bancorp	79,468	1,530,554
Pathward Financial, Inc.	6,085	430,575
Renasant Corp.	19,459	663,746
Republic Bancorp, Inc., Class A	4,145	279,788
Simmons First National Corp., Class A	30,072	697,670
TrustCo Bank Corp.	10,495	346,125
Trustmark Corp.	12,109	420,424
UMB Financial Corp.	4,985	547,004
United Bankshares, Inc.	36,966	1,392,879
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
WaFd, Inc.	31,161	1,058,851
WesBanco, Inc.	21,311	670,231
		25,146,880
Beverages — 0.9%
MGP Ingredients, Inc.	12,059	579,315
National Beverage Corp.	26,490	1,197,083
Primo Water Corp.	58,536	1,535,399
Vita Coco Co., Inc. (The) *	46,980	1,391,078
		4,702,875
Chemicals — 3.6%
AdvanSix, Inc.	23,355	662,581
American Vanguard Corp.	19,767	103,381
Arcadium Lithium plc (Argentina) *	230,057	1,240,007
Avient Corp.	32,514	1,515,478
Balchem Corp.	8,757	1,465,309
Cabot Corp.	14,764	1,592,002
Ecovyst, Inc. *	145,308	967,751
Hawkins, Inc.	8,181	874,549
Ingevity Corp. *	27,243	1,138,485
Innospec, Inc.	12,053	1,299,072
Intrepid Potash, Inc. *	17,191	431,322
LSB Industries, Inc. *	110,392	905,214
Orion SA (Germany)	58,606	878,504
Quaker Chemical Corp.	6,017	912,057
Rayonier Advanced Materials, Inc. *	90,758	722,434
Sensient Technologies Corp.	15,866	1,197,566
Stepan Co.	13,358	966,318
Tronox Holdings plc	77,956	944,827
		17,816,857
Construction & Materials — 3.0%
American Woodmark Corp. *	3,499	317,394
Arcosa, Inc.	17,932	1,679,152
Atkore, Inc.	9,989	856,657
BlueLinx Holdings, Inc. *	4,146	453,821
Boise Cascade Co.	11,856	1,577,204
CSW Industrials, Inc.	4,149	1,465,012
Exponent, Inc.	6,149	580,343
GMS, Inc. *	14,337	1,288,753
Griffon Corp.	13,161	827,564
Installed Building Products, Inc.	6,245	1,354,540
Masterbrand, Inc. *	29,158	523,678
Mueller Water Products, Inc., Class A	12,821	276,805
Patrick Industries, Inc.	11,665	1,469,557
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Quanex Building Products Corp.	8,098	235,328
Sterling Infrastructure, Inc. *	12,920	1,995,494
		14,901,302
Consumer Services — 1.2%
Carriage Services, Inc.	4,412	164,965
Cars.com, Inc. *	15,801	252,658
Laureate Education, Inc., Class A	98,138	1,686,011
Perdoceo Education Corp.	67,055	1,498,679
PROG Holdings, Inc.	13,461	587,842
Strategic Education, Inc.	10,144	882,122
Upbound Group, Inc.	28,348	828,895
		5,901,172
Electricity — 2.1%
ALLETE, Inc.	22,749	1,453,889
Hawaiian Electric Industries, Inc. *	88,664	910,579
MGE Energy, Inc.	12,555	1,136,102
Northwestern Energy Group, Inc.	26,437	1,413,322
NuScale Power Corp. * (a)	128,597	2,461,346
Ormat Technologies, Inc.	13,436	1,061,713
Portland General Electric Co.	30,708	1,455,559
Sunrun, Inc. *	43,353	626,451
		10,518,961
Electronic & Electrical Equipment — 0.9%
Badger Meter, Inc.	7,742	1,548,787
Belden, Inc.	10,008	1,139,611
EnerSys	6,466	626,297
Watts Water Technologies, Inc., Class A	7,385	1,407,507
		4,722,202
Finance & Credit Services — 1.7%
Enact Holdings, Inc.	18,754	639,324
Enova International, Inc. *	18,844	1,637,732
Federal Agricultural Mortgage Corp., Class C	2,279	417,672
FirstCash Holdings, Inc.	6,077	628,787
Mr. Cooper Group, Inc. *	16,519	1,462,757
Navient Corp.	54,989	782,493
PennyMac Financial Services, Inc.	13,711	1,366,713
Radian Group, Inc.	42,204	1,473,342
		8,408,820
Food Producers — 3.7%
Andersons, Inc. (The)	27,597	1,252,904
B&G Foods, Inc.	110,562	941,988
Cal-Maine Foods, Inc.	21,145	1,856,108
INVESTMENTS	SHARES	VALUE ($)

Food Producers — continued
Dole plc	54,521	880,514
Fresh Del Monte Produce, Inc.	39,925	1,281,992
GrowGeneration Corp. *	102,043	209,698
Hain Celestial Group, Inc. (The) *	72,721	634,854
Herbalife Ltd. * (a)	127,546	962,972
J & J Snack Foods Corp.	7,963	1,306,888
John B Sanfilippo & Son, Inc.	10,820	892,758
Lancaster Colony Corp.	6,372	1,106,179
Medifast, Inc. *	47,081	865,349
Nature's Sunshine Products, Inc. *	12,936	163,770
Simply Good Foods Co. (The) *	34,501	1,161,304
SunOpta, Inc. (Canada) *	80,027	523,777
TreeHouse Foods, Inc. *	23,070	839,287
USANA Health Sciences, Inc. *	13,114	484,431
Utz Brands, Inc.	68,915	1,186,716
Vital Farms, Inc. *	33,132	1,149,018
WK Kellogg Co.	53,370	887,543
		18,588,050
Gas, Water & Multi-utilities — 3.6%
American States Water Co.	12,015	990,757
Aris Water Solutions, Inc., Class A	63,347	1,045,225
Avista Corp.	38,091	1,427,651
Black Hills Corp.	24,615	1,456,962
Brookfield Infrastructure Corp., Class A (Canada)	34,858	1,431,967
California Water Service Group	19,594	1,018,104
Chesapeake Utilities Corp.	12,345	1,478,808
Consolidated Water Co. Ltd., Class D	12,839	305,055
Excelerate Energy, Inc., Class A	28,190	673,177
Middlesex Water Co.	6,931	424,108
New Jersey Resources Corp.	31,678	1,453,703
Northwest Natural Holding Co.	31,835	1,238,063
ONE Gas, Inc.	21,386	1,524,180
SJW Group	14,177	789,092
Southwest Gas Holdings, Inc.	17,257	1,264,075
Spire, Inc.	22,080	1,410,029
		17,930,956
General Industrials — 1.5%
Apogee Enterprises, Inc.	15,476	1,158,224
AZZ, Inc.	11,181	851,768
Barnes Group, Inc.	6,768	316,472
Greif, Inc., Class A	14,107	880,841
HB Fuller Co.	18,512	1,354,708
Kronos Worldwide, Inc.	23,570	271,998
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	117

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Myers Industries, Inc.	14,632	172,365
Otter Tail Corp.	17,393	1,365,698
Standex International Corp.	6,423	1,181,061
TriMas Corp.	4,935	132,505
		7,685,640
Health Care Providers — 2.7%
Addus HomeCare Corp. *	9,144	1,137,697
Astrana Health, Inc. *	24,453	1,315,082
CorVel Corp. *	4,788	1,425,962
Ensign Group, Inc. (The)	10,013	1,551,915
Healthcare Services Group, Inc. *	21,409	234,857
HealthEquity, Inc. *	14,701	1,253,260
LifeMD, Inc. *	32,215	131,437
National HealthCare Corp.	3,045	353,311
Option Care Health, Inc. *	43,765	1,008,346
Pennant Group, Inc. (The) *	15,118	483,323
RadNet, Inc. *	17,134	1,114,395
Select Medical Holdings Corp.	43,455	1,394,036
Surgery Partners, Inc. *	34,915	1,005,552
US Physical Therapy, Inc.	10,027	803,965
		13,213,138
Household Goods & Home Construction — 3.6%
Beazer Homes USA, Inc. *	17,128	526,857
Central Garden & Pet Co., Class A *	24,863	724,508
Century Communities, Inc.	6,619	586,841
CompX International, Inc.	3,892	109,715
Ethan Allen Interiors, Inc.	42,080	1,164,354
Green Brick Partners, Inc. *	15,996	1,103,884
HNI Corp.	24,779	1,221,109
Hovnanian Enterprises, Inc., Class A *	3,182	560,159
Interface, Inc.	65,152	1,138,205
KB Home	18,585	1,458,923
La-Z-Boy, Inc.	35,963	1,368,392
M/I Homes, Inc. *	9,341	1,416,002
Meritage Homes Corp.	7,823	1,417,528
MillerKnoll, Inc.	27,784	621,250
Steelcase, Inc., Class A	76,532	920,680
Taylor Morrison Home Corp. *	23,096	1,582,076
Tri Pointe Homes, Inc. *	29,723	1,201,701
Worthington Enterprises, Inc.	25,201	965,198
		18,087,382
Industrial Engineering — 0.8%
Albany International Corp., Class A	7,797	529,572
INVESTMENTS	SHARES	VALUE ($)

Industrial Engineering — continued
Columbus McKinnon Corp.	13,387	425,840
Enpro, Inc.	7,991	1,163,570
Franklin Electric Co., Inc.	15,058	1,441,201
Hillenbrand, Inc.	9,872	271,974
Tennant Co.	705	61,730
		3,893,887
Industrial Materials — 1.8%
Clearwater Paper Corp. *	31,377	790,387
Koppers Holdings, Inc.	28,682	975,475
Materion Corp.	11,891	1,208,482
Mativ Holdings, Inc.	61,415	948,862
Minerals Technologies, Inc.	17,741	1,335,720
Perimeter Solutions SA *	32,888	436,753
Sylvamo Corp.	19,576	1,664,352
Tredegar Corp. *	14,898	115,459
UFP Industries, Inc.	13,110	1,603,877
		9,079,367
Industrial Metals & Mining — 3.3%
Carpenter Technology Corp.	11,191	1,673,054
Century Aluminum Co. *	80,056	1,412,988
Commercial Metals Co.	29,647	1,595,009
Constellium SE *	69,180	767,899
Energy Fuels, Inc. * (a)	136,426	821,285
GrafTech International Ltd. * (a)	443,754	754,382
Haynes International, Inc.	15,344	926,164
Kaiser Aluminum Corp.	14,125	1,048,922
Metallus, Inc. *	61,467	866,070
Mueller Industries, Inc.	22,543	1,847,850
Olympic Steel, Inc.	15,319	549,646
Piedmont Lithium, Inc. * (a)	22,430	293,833
Radius Recycling, Inc.	28,828	466,725
Ryerson Holding Corp.	52,871	1,152,059
Universal Stainless & Alloy Products, Inc. *	7,185	314,128
Uranium Energy Corp. *	228,353	1,694,379
		16,184,393
Industrial Support Services — 2.5%
ABM Industries, Inc.	19,380	1,028,303
Applied Industrial Technologies, Inc.	7,673	1,776,990
ASGN, Inc. *	9,218	848,978
CoreCivic, Inc., REIT *	97,211	1,342,484
CRA International, Inc.	6,629	1,207,406
Cross Country Healthcare, Inc. *	17,799	203,087
Donnelley Financial Solutions, Inc. *	5,990	349,457
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
DXP Enterprises, Inc. *	2,381	116,859
EVERTEC, Inc. (Puerto Rico)	17,664	578,673
Heidrick & Struggles International, Inc.	8,779	342,908
Insperity, Inc.	7,408	583,528
Korn Ferry	10,925	771,851
Maximus, Inc.	16,480	1,424,531
Pitney Bowes, Inc.	75,729	546,006
Resources Connection, Inc.	10,002	80,516
Target Hospitality Corp. *	24,087	179,689
TriNet Group, Inc.	10,747	912,313
TrueBlue, Inc. *	7,329	54,894
UniFirst Corp.	394	70,845
		12,419,318
Industrial Transportation — 3.1%
ArcBest Corp.	10,280	1,070,970
Ardmore Shipping Corp. (Ireland)	46,942	662,352
Costamare, Inc. (Monaco)	57,608	784,045
DHT Holdings, Inc.	124,041	1,280,103
Dorian LPG Ltd.	33,660	971,091
Federal Signal Corp.	15,343	1,251,528
FLEX LNG Ltd. (Norway)	14,260	349,370
GATX Corp.	8,809	1,213,528
Genco Shipping & Trading Ltd.	31,181	490,789
Hub Group, Inc., Class A	7,622	330,719
International Seaways, Inc.	23,300	1,014,482
Matson, Inc.	11,695	1,811,439
McGrath RentCorp	7,306	830,692
Nordic American Tankers Ltd. (a)	78,140	255,518
Scorpio Tankers, Inc. (Monaco)	19,291	1,124,087
Teekay Corp. Ltd. (Bermuda) *	31,671	265,086
Teekay Tankers Ltd., Class A (Canada)	25,065	1,195,099
Tingo Group, Inc. * (a)	827,098	8,767
Wabash National Corp.	26,096	455,114
		15,364,779
Investment Banking & Brokerage Services — 1.3%
Artisan Partners Asset Management, Inc., Class A	18,317	807,780
Brightsphere Investment Group, Inc.	12,268	323,753
Cohen & Steers, Inc.	4,334	428,069
Hamilton Lane, Inc., Class A	7,764	1,394,725
Moelis & Co., Class A	22,131	1,469,498
StoneX Group, Inc. *	5,784	520,791
Victory Capital Holdings, Inc., Class A	12,510	749,724
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
Virtus Investment Partners, Inc.	366	79,192
WisdomTree, Inc.	48,578	502,782
		6,276,314
Leisure Goods — 0.7%
Camping World Holdings, Inc., Class A	6,906	138,534
LCI Industries	6,505	723,877
Smith & Wesson Brands, Inc.	91,947	1,191,173
Sturm Ruger & Co., Inc.	18,489	726,988
Winnebago Industries, Inc.	15,224	853,153
		3,633,725
Life Insurance — 0.9%
CNO Financial Group, Inc.	44,476	1,529,974
Genworth Financial, Inc., Class A *	138,943	936,476
Jackson Financial, Inc., Class A	18,203	1,819,390
		4,285,840
Media — 0.4%
Gray Television, Inc.	44,533	254,283
Scholastic Corp.	7,465	185,356
TEGNA, Inc.	96,092	1,578,792
		2,018,431
Medical Equipment & Services — 2.4%
AdaptHealth Corp. *	30,958	318,558
Anika Therapeutics, Inc. *	4,584	78,432
Avanos Medical, Inc. *	13,771	257,242
CONMED Corp.	10,862	741,223
Fulgent Genetics, Inc. *	19,124	410,210
Haemonetics Corp. *	12,487	888,575
Integer Holdings Corp. *	11,390	1,415,207
Lantheus Holdings, Inc. *	14,553	1,598,502
Merit Medical Systems, Inc. *	15,287	1,508,215
Myriad Genetics, Inc. *	18,781	412,431
NeoGenomics, Inc. *	26,023	353,653
Omnicell, Inc. *	10,869	528,668
OraSure Technologies, Inc. *	112,846	458,719
Owens & Minor, Inc. *	41,192	523,550
Patterson Cos., Inc.	10,545	221,550
STAAR Surgical Co. *	6,048	175,332
Surmodics, Inc. *	2,856	107,157
UFP Technologies, Inc. *	4,543	1,212,981
Varex Imaging Corp. *	40,551	532,435
Zynex, Inc. * (a)	31,440	271,327
		12,013,967
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	119

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — 1.1%
Apollo Commercial Real Estate Finance, Inc.	55,006	489,003
Ellington Financial, Inc. (a)	97,636	1,180,419
Ladder Capital Corp.	76,787	876,140
MFA Financial, Inc.	88,804	1,091,401
PennyMac Mortgage Investment Trust	64,204	865,470
Ready Capital Corp.	18,522	126,876
Redwood Trust, Inc.	47,376	346,792
TPG RE Finance Trust, Inc.	4,052	35,698
Two Harbors Investment Corp.	38,781	445,982
		5,457,781
Non-life Insurance — 1.3%
Employers Holdings, Inc.	16,783	817,668
Enstar Group Ltd. *	3,496	1,127,460
Essent Group Ltd.	23,662	1,419,957
Horace Mann Educators Corp.	5,785	215,433
NMI Holdings, Inc., Class A *	32,280	1,248,590
Safety Insurance Group, Inc.	4,827	377,785
Stewart Information Services Corp.	20,002	1,376,138
		6,583,031
Non-Renewable Energy — 6.8%
Alpha Metallurgical Resources, Inc.	4,919	1,024,628
Arch Resources, Inc.	8,045	1,180,684
Archrock, Inc.	76,278	1,527,086
Berry Corp.	77,477	388,935
Cactus, Inc., Class A	22,596	1,339,717
California Resources Corp.	18,271	949,544
ChampionX Corp.	38,588	1,088,953
CNX Resources Corp. *	54,223	1,845,209
Comstock Resources, Inc. (a)	77,736	898,628
CONSOL Energy, Inc.	13,219	1,466,251
CVR Energy, Inc.	30,964	492,328
DMC Global, Inc. *	8,020	80,922
DNOW, Inc. *	61,171	723,653
Gulfport Energy Corp. *	7,017	971,433
Helix Energy Solutions Group, Inc. *	131,858	1,219,686
Kinetik Holdings, Inc.	15,360	747,571
Kodiak Gas Services, Inc.	21,614	689,054
Liberty Energy, Inc.	54,388	928,403
Magnolia Oil & Gas Corp., Class A	54,322	1,373,260
MRC Global, Inc. *	39,013	478,299
Murphy Oil Corp.	28,445	895,449
Newpark Resources, Inc. *	30,495	203,097
Northern Oil & Gas, Inc.	20,035	726,269
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Par Pacific Holdings, Inc. *	37,922	585,895
Patterson-UTI Energy, Inc.	82,822	635,245
PBF Energy, Inc., Class A	28,501	812,848
Peabody Energy Corp.	46,769	1,228,622
Ramaco Resources, Inc., Class A	54,632	554,515
RPC, Inc.	83,796	475,961
SandRidge Energy, Inc.	42,941	476,216
Select Water Solutions, Inc.	90,462	958,897
Sitio Royalties Corp.	21,941	489,065
SM Energy Co.	32,431	1,361,129
Solaris Energy Infrastructure, Inc., Class A	66,786	877,568
SunCoke Energy, Inc.	117,504	1,211,466
VAALCO Energy, Inc.	86,872	463,896
Warrior Met Coal, Inc.	24,923	1,573,389
World Kinect Corp.	34,966	914,361
		33,858,132
Personal Care, Drug & Grocery Stores — 2.2%
ACCO Brands Corp.	106,197	520,365
Chefs' Warehouse, Inc. (The) *	16,530	659,878
Edgewell Personal Care Co.	36,318	1,269,314
Energizer Holdings, Inc.	42,978	1,378,304
Ingles Markets, Inc., Class A	14,391	919,009
Nu Skin Enterprises, Inc., Class A	58,413	361,577
SpartanNash Co.	39,748	836,298
Sprouts Farmers Market, Inc. *	15,166	1,947,769
United Natural Foods, Inc. *	44,534	905,822
WD-40 Co.	5,238	1,372,723
Weis Markets, Inc.	11,729	737,637
		10,908,696
Personal Goods — 1.3%
G-III Apparel Group Ltd. *	13,125	397,425
Interparfums, Inc.	5,148	623,268
Kontoor Brands, Inc.	19,980	1,710,888
Movado Group, Inc.	25,111	463,800
Oxford Industries, Inc.	6,756	490,621
Signet Jewelers Ltd.	17,249	1,581,388
Steven Madden Ltd.	22,442	1,009,217
		6,276,607
Pharmaceuticals & Biotechnology — 0.00% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ * (a)	1,382	—
		—
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.6%
Alkermes plc *	31,871	819,085
Amphastar Pharmaceuticals, Inc. *	24,987	1,262,593
ANI Pharmaceuticals, Inc. *	16,144	924,163
Arcellx, Inc. *	18,803	1,584,529
Arcturus Therapeutics Holdings, Inc. *	23,359	414,155
Castle Biosciences, Inc. *	14,967	518,906
Catalyst Pharmaceuticals, Inc. *	74,379	1,621,462
Collegium Pharmaceutical, Inc. *	38,927	1,328,968
Corcept Therapeutics, Inc. *	42,406	2,076,622
Dynavax Technologies Corp. *	81,907	970,598
Harmony Biosciences Holdings, Inc. *	15,235	489,501
Innoviva, Inc. *	75,506	1,476,897
Ironwood Pharmaceuticals, Inc. *	34,672	136,954
Ligand Pharmaceuticals, Inc. *	14,029	1,482,865
Pacira BioSciences, Inc. *	7,853	130,360
PDL BioPharma, Inc. ‡ *	22,361	6,708
Prestige Consumer Healthcare, Inc. *	19,733	1,455,309
Supernus Pharmaceuticals, Inc. *	32,639	1,112,011
Vanda Pharmaceuticals, Inc. *	31,042	144,345
		17,956,031
Precious Metals & Mining — 0.7%
Coeur Mining, Inc. *	185,681	1,195,786
Hecla Mining Co.	178,682	1,159,646
SSR Mining, Inc. (Canada)	196,664	1,213,417
		3,568,849
Real Estate Investment & Services — 1.3%
Anywhere Real Estate, Inc. *	3,466	13,379
Cushman & Wakefield plc *	27,790	376,554
DigitalBridge Group, Inc. (a)	84,959	1,333,007
eXp World Holdings, Inc. (a)	46,503	619,420
Marcus & Millichap, Inc.	2,714	102,698
Newmark Group, Inc., Class A	103,753	1,555,257
Redfin Corp. *	88,950	922,411
St. Joe Co. (The)	25,474	1,317,006
		6,239,732
Real Estate Investment Trusts — 11.5%
Acadia Realty Trust	65,719	1,609,458
Alexander & Baldwin, Inc.	39,827	741,181
American Assets Trust, Inc.	42,984	1,158,419
Apartment Investment and Management Co., Class A *	15,868	133,926
Apple Hospitality REIT, Inc.	78,599	1,160,907
Ares Commercial Real Estate Corp.	109,954	698,208
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Brandywine Realty Trust	214,918	1,089,634
Broadstone Net Lease, Inc.	78,381	1,378,722
CareTrust REIT, Inc.	49,334	1,611,742
Community Healthcare Trust, Inc.	15,926	298,772
COPT Defense Properties	50,304	1,619,789
Curbline Properties Corp. *	49,712	1,124,983
DiamondRock Hospitality Co.	119,457	1,023,747
Douglas Emmett, Inc.	73,255	1,303,206
Easterly Government Properties, Inc.	71,443	968,767
Empire State Realty Trust, Inc., Class A	141,762	1,502,677
Equity Commonwealth *	48,022	950,355
Essential Properties Realty Trust, Inc.	46,034	1,458,818
Four Corners Property Trust, Inc.	46,581	1,283,772
GEO Group, Inc. (The) *	110,113	1,671,515
Getty Realty Corp.	26,044	817,521
HA Sustainable Infrastructure Capital, Inc.	37,084	1,297,569
Hudson Pacific Properties, Inc.	10,403	44,941
Independence Realty Trust, Inc.	59,042	1,158,404
Innovative Industrial Properties, Inc.	12,136	1,567,850
InvenTrust Properties Corp.	20,296	597,717
Kite Realty Group Trust	57,524	1,476,641
LTC Properties, Inc.	39,442	1,506,684
LXP Industrial Trust	104,212	983,761
Macerich Co. (The)	90,390	1,690,293
National Health Investors, Inc.	17,798	1,364,217
Outfront Media, Inc.	47,766	848,324
Paramount Group, Inc.	95,850	464,873
Pebblebrook Hotel Trust	64,455	772,171
Phillips Edison & Co., Inc.	36,529	1,381,162
Piedmont Office Realty Trust, Inc., Class A	139,789	1,389,503
PotlatchDeltic Corp.	30,288	1,259,072
Retail Opportunity Investments Corp.	74,666	1,157,323
RLJ Lodging Trust	120,617	1,067,460
Ryman Hospitality Properties, Inc.	13,283	1,421,945
Sabra Health Care REIT, Inc.	85,070	1,650,358
Service Properties Trust	100,742	322,374
SITE Centers Corp.	24,613	392,577
SL Green Realty Corp. (a)	21,594	1,632,722
Star Holdings *	2,231	28,423
Summit Hotel Properties, Inc.	98,288	601,523
Sunstone Hotel Investors, Inc.	130,768	1,319,449
Tanger, Inc.	46,850	1,556,826
Terreno Realty Corp.	21,292	1,276,455
Uniti Group, Inc.	61,150	310,031
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	121

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Urban Edge Properties	70,922	1,577,305
Whitestone	52,017	716,794
Xenia Hotels & Resorts, Inc.	67,348	954,321
		57,395,187
Renewable Energy — 0.3%
American Superconductor Corp. *	29,286	718,093
REX American Resources Corp. *	21,266	951,228
		1,669,321
Retailers — 1.9%
Abercrombie & Fitch Co., Class A *	1,822	240,121
Academy Sports & Outdoors, Inc.	19,874	1,010,791
American Eagle Outfitters, Inc.	49,158	963,005
Asbury Automotive Group, Inc. *	2,613	595,346
Buckle, Inc. (The)	35,164	1,496,580
Caleres, Inc.	5,520	164,772
Global Industrial Co.	3,017	80,041
Group 1 Automotive, Inc.	4,100	1,493,712
Haverty Furniture Cos., Inc.	29,625	656,194
ODP Corp. (The) *	898	27,865
PriceSmart, Inc.	3,935	326,920
Shoe Carnival, Inc.	35,862	1,228,991
Urban Outfitters, Inc. *	23,800	855,610
Zumiez, Inc. *	14,833	305,560
		9,445,508
Software & Computer Services — 3.8%
A10 Networks, Inc.	57,214	838,185
Agilysys, Inc. *	14,113	1,411,864
Alarm.com Holdings, Inc. *	10,875	579,964
Blackbaud, Inc. *	6,083	459,327
Cargurus, Inc. *	38,295	1,187,911
Clear Secure, Inc., Class A	29,001	1,066,657
CommVault Systems, Inc. *	9,091	1,419,923
Consensus Cloud Solutions, Inc. *	3,362	74,569
CSG Systems International, Inc.	14,763	688,103
ePlus, Inc. *	13,568	1,206,874
Mitek Systems, Inc. *	26,560	228,150
NetScout Systems, Inc. *	38,228	803,935
OneSpan, Inc. *	9,002	150,153
Progress Software Corp.	22,862	1,465,226
Q2 Holdings, Inc. *	16,847	1,426,267
Qualys, Inc. *	7,798	929,834
Shutterstock, Inc.	17,074	547,905
Simulations Plus, Inc.	15,039	409,362
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
SolarWinds Corp.	25,548	334,168
SPS Commerce, Inc. *	7,979	1,316,535
Verint Systems, Inc. *	9,810	208,953
Workiva, Inc. *	13,791	1,099,970
Yelp, Inc. *	36,958	1,261,746
		19,115,581
Technology Hardware & Equipment — 5.7%
Adeia, Inc.	86,229	1,071,826
Advanced Energy Industries, Inc.	13,135	1,425,542
Alpha & Omega Semiconductor Ltd. *	2,250	74,340
Axcelis Technologies, Inc. *	6,587	561,937
Benchmark Electronics, Inc.	29,362	1,271,375
Cohu, Inc. *	38,870	968,640
CTS Corp.	21,559	1,066,955
Diodes, Inc. *	16,584	969,832
Fabrinet (Thailand) *	6,902	1,663,175
FormFactor, Inc. *	28,102	1,067,314
Ichor Holdings Ltd. *	15,346	418,332
Impinj, Inc. *	6,276	1,192,377
Insight Enterprises, Inc. *	7,406	1,295,458
Kulicke & Soffa Industries, Inc. (Singapore)	27,395	1,228,940
MaxLinear, Inc. *	11,122	144,252
Methode Electronics, Inc.	26,865	234,263
Novanta, Inc. *	8,778	1,494,367
PC Connection, Inc.	12,526	797,280
Photronics, Inc. *	58,774	1,340,047
Plexus Corp. *	12,206	1,758,885
Power Integrations, Inc.	17,007	1,027,733
Rambus, Inc. *	20,901	999,486
Sanmina Corp. *	16,384	1,148,518
ScanSource, Inc. *	22,235	942,986
Synaptics, Inc. *	3,293	226,130
TTM Technologies, Inc. *	70,646	1,585,296
Ultra Clean Holdings, Inc. *	32,335	1,081,606
Vishay Intertechnology, Inc.	54,637	926,644
Xerox Holdings Corp.	57,650	471,000
		28,454,536
Telecommunications Equipment — 2.8%
Applied Optoelectronics, Inc. *	4,736	73,976
Aviat Networks, Inc. *	19,167	391,965
Calix, Inc. *	23,382	827,255
Clearfield, Inc. *	28,507	1,024,257
CommScope Holding Co., Inc. *	136,658	919,708
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Digi International, Inc. *	39,438	1,142,519
EchoStar Corp., Class A *	64,533	1,617,197
Extreme Networks, Inc. *	85,603	1,278,053
Harmonic, Inc. *	109,159	1,210,573
Infinera Corp. *	196,820	1,322,630
InterDigital, Inc.	11,068	1,665,070
Lightwave Logic, Inc. * (a)	34,854	109,790
NETGEAR, Inc. *	42,465	930,833
Ribbon Communications, Inc. *	1,005	3,578
Viavi Solutions, Inc. *	133,285	1,228,888
		13,746,292
Telecommunications Service Providers — 2.9%
8x8, Inc. *	319,730	712,998
Anterix, Inc. *	7,118	231,193
Cable One, Inc.	3,003	1,025,705
Cogent Communications Holdings, Inc.	18,940	1,520,314
Consolidated Communications Holdings, Inc. *	108,084	500,969
fuboTV, Inc. * (a)	450,704	784,225
Globalstar, Inc. *	778,669	817,602
Gogo, Inc. *	96,620	632,861
IDT Corp., Class B	40,671	1,908,690
Liberty Latin America Ltd., Class C (Puerto Rico) *	132,702	1,284,555
Lumen Technologies, Inc. *	252,882	1,615,916
Shenandoah Telecommunications Co.	50,596	700,249
Telephone and Data Systems, Inc.	63,333	1,884,157
WideOpenWest, Inc. *	42,348	211,316
Xperi, Inc. *	64,687	590,592
		14,421,342
Tobacco — 0.5%
Turning Point Brands, Inc.	32,528	1,536,297
Universal Corp.	20,468	1,042,231
		2,578,528
Travel & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	272	46,324
Bloomin' Brands, Inc.	42,538	705,706
International Game Technology plc	29,975	609,092
SkyWest, Inc. *	15,920	1,515,584
		2,876,706
INVESTMENTS	SHARES	VALUE ($)

Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	14,289	1,398,607
Total Common Stocks (Cost $457,666,772)		496,808,231
Short-Term Investments — 2.7%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $773,904)	773,904	773,904
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $12,534,155)	12,534,155	12,534,155
Total Short-Term Investments (Cost $13,308,059)		13,308,059
Total Investments — 102.5% (Cost $470,974,831)		510,116,290
Liabilities in Excess of Other Assets — (2.5)%		(12,310,992)
NET ASSETS — 100.0%		497,805,298

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $11,503,685.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	123

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	8	12/20/2024	USD	883,000	(2,462)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. *	8,816	3,733,576
BWX Technologies, Inc.	22,038	2,683,126
Curtiss-Wright Corp.	8,783	3,029,784
General Dynamics Corp.	16,990	4,954,454
General Electric Co.	55,858	9,595,287
HEICO Corp.	10,312	2,525,924
Howmet Aerospace, Inc.	39,153	3,904,337
Huntington Ingalls Industries, Inc.	4,608	852,296
Textron, Inc.	25,806	2,075,319
TransDigm Group, Inc.	3,788	4,933,112
		38,287,215
Automobiles & Parts — 0.1%
Valvoline, Inc. *	25,456	1,025,368
Banks — 0.0% ^
First Citizens BancShares, Inc., Class A	310	600,579
Beverages — 0.3%
Coca-Cola Co. (The)	32,997	2,155,034
Coca-Cola Consolidated, Inc.	829	932,012
		3,087,046
Chemicals — 1.0%
Ecolab, Inc.	18,504	4,546,988
International Flavors & Fragrances, Inc.	25,996	2,584,782
Linde plc	5,371	2,449,982
Westlake Corp.	15,003	1,979,496
		11,561,248
Construction & Materials — 2.4%
Acuity Brands, Inc.	2,387	717,747
Armstrong World Industries, Inc.	5,129	715,752
AZEK Co., Inc. (The) *	39,682	1,746,008
Eagle Materials, Inc.	10,232	2,920,827
EMCOR Group, Inc.	7,884	3,516,816
Lennox International, Inc.	5,110	3,079,132
Louisiana-Pacific Corp.	12,460	1,232,294
Quanta Services, Inc.	14,324	4,320,548
TopBuild Corp. *	5,084	1,796,584
Trane Technologies plc	15,117	5,595,709
Watsco, Inc.	4,341	2,053,336
		27,694,753
Consumer Services — 1.3%
Copart, Inc. *	72,143	3,713,200
Grand Canyon Education, Inc. *	10,164	1,393,586
H&R Block, Inc.	21,003	1,254,509
INVESTMENTS	SHARES	VALUE ($)

Consumer Services — continued
Rollins, Inc.	35,848	1,689,875
Uber Technologies, Inc. *	99,079	7,138,642
		15,189,812
Electricity — 1.9%
Consolidated Edison, Inc.	26,390	2,683,335
Constellation Energy Corp.	22,586	5,939,214
FirstEnergy Corp.	29,913	1,251,261
NRG Energy, Inc.	36,099	3,263,350
Public Service Enterprise Group, Inc.	7,911	707,322
Southern Co. (The)	25,955	2,362,684
Vistra Corp.	42,611	5,324,671
		21,531,837
Electronic & Electrical Equipment — 0.7%
Crane NXT Co.	8,969	486,748
Hubbell, Inc.	7,870	3,360,726
nVent Electric plc	35,611	2,655,512
Pentair plc	7,442	737,651
Veralto Corp.	10,701	1,093,535
		8,334,172
Finance & Credit Services — 0.5%
MGIC Investment Corp.	47,514	1,189,751
Morningstar, Inc.	48	15,746
NU Holdings Ltd. *	281,244	4,243,972
SLM Corp.	17,730	390,592
		5,840,061
Food Producers — 1.1%
BellRing Brands, Inc. *	21,796	1,434,831
Freshpet, Inc. *	17,693	2,345,030
Ingredion, Inc.	16,981	2,254,398
Pilgrim's Pride Corp. *	23,121	1,119,981
Post Holdings, Inc. *	20,291	2,215,980
US Foods Holding Corp. *	46,530	2,868,574
		12,238,794
Gas, Water & Multi-utilities — 0.3%
NiSource, Inc.	72,311	2,542,455
Sempra	9,538	795,183
		3,337,638
General Industrials — 1.6%
Eaton Corp. plc	22,870	7,583,235
GE Vernova, Inc. *	14,496	4,372,863
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	125

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Parker-Hannifin Corp.	8,732	5,536,699
RPM International, Inc.	11,083	1,408,760
		18,901,557
Health Care Providers — 2.6%
Encompass Health Corp.	15,342	1,525,915
HCA Healthcare, Inc.	6,902	2,476,023
IQVIA Holdings, Inc. *	14,578	3,000,444
Molina Healthcare, Inc. *	8,249	2,649,744
Tenet Healthcare Corp. *	17,604	2,728,972
UnitedHealth Group, Inc.	27,143	15,322,224
Universal Health Services, Inc., Class B	11,604	2,370,813
		30,074,135
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	12,432	2,101,008
PulteGroup, Inc.	24,592	3,185,402
SharkNinja, Inc.	23,464	2,163,615
Tempur Sealy International, Inc.	47,039	2,253,638
Toll Brothers, Inc.	19,483	2,853,091
		12,556,754
Industrial Engineering — 0.8%
Caterpillar, Inc.	25,602	9,631,472
Industrial Metals & Mining — 0.5%
Reliance, Inc.	2,759	790,012
Southern Copper Corp. (Mexico)	24,492	2,683,099
Steel Dynamics, Inc.	21,283	2,777,431
Timken Co. (The)	1,982	164,506
		6,415,048
Industrial Support Services — 2.8%
American Express Co.	30,722	8,297,398
Booz Allen Hamilton Holding Corp.	19,117	3,472,794
Cintas Corp.	24,417	5,025,263
Core & Main, Inc., Class A *	59,884	2,651,664
Fair Isaac Corp. *	2,167	4,319,069
Fiserv, Inc. *	14,672	2,903,589
Verisk Analytics, Inc.	4,140	1,137,341
WW Grainger, Inc.	3,962	4,394,769
		32,201,887
Industrial Transportation — 1.5%
Allison Transmission Holdings, Inc.	28,374	3,032,045
PACCAR, Inc.	39,375	4,106,025
Ryder System, Inc.	14,775	2,161,287
INVESTMENTS	SHARES	VALUE ($)

Industrial Transportation — continued
United Rentals, Inc.	5,741	4,666,285
XPO, Inc. *	25,147	3,282,438
		17,248,080
Investment Banking & Brokerage Services — 5.8%
Ameriprise Financial, Inc.	8,896	4,539,629
Ares Management Corp.	22,734	3,812,037
Bank of New York Mellon Corp. (The)	61,136	4,607,209
Berkshire Hathaway, Inc., Class B *	46,609	21,016,930
Broadridge Financial Solutions, Inc.	912	192,304
Cboe Global Markets, Inc.	14,236	3,040,383
Coinbase Global, Inc., Class A *	19,128	3,428,694
Evercore, Inc., Class A	9,668	2,553,996
Goldman Sachs Group, Inc. (The)	11,223	5,811,157
Interactive Brokers Group, Inc., Class A	16,768	2,558,462
Intercontinental Exchange, Inc.	22,343	3,482,603
Jefferies Financial Group, Inc.	45,150	2,888,697
KKR & Co., Inc.	44,654	6,172,969
TPG, Inc.	16,930	1,145,822
Tradeweb Markets, Inc., Class A	13,527	1,717,929
		66,968,821
Life Insurance — 0.8%
Aflac, Inc.	39,578	4,147,379
Corebridge Financial, Inc.	60,209	1,912,840
Primerica, Inc.	3,334	922,884
Unum Group	29,100	1,867,638
		8,850,741
Media — 1.8%
Liberty Media Corp-Liberty Formula One, Class C *	30,225	2,413,164
Netflix, Inc. *	12,314	9,309,753
Spotify Technology SA *	12,378	4,766,768
Trade Desk, Inc. (The), Class A *	38,705	4,652,728
		21,142,413
Medical Equipment & Services — 3.5%
Boston Scientific Corp. *	83,554	7,020,207
Danaher Corp.	31,556	7,752,047
Intuitive Surgical, Inc. *	18,360	9,250,503
Stryker Corp.	19,462	6,933,921
Thermo Fisher Scientific, Inc.	17,881	9,768,748
		40,725,426
Non-life Insurance — 3.2%
Allstate Corp. (The)	21,824	4,070,612
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Arch Capital Group Ltd. *	33,553	3,306,984
Arthur J Gallagher & Co.	14,795	4,160,354
Assured Guaranty Ltd.	9,105	759,903
Brown & Brown, Inc.	29,828	3,121,202
Chubb Ltd.	22,649	6,396,984
Hartford Financial Services Group, Inc. (The)	28,350	3,130,974
Old Republic International Corp.	43,244	1,510,513
Progressive Corp. (The)	31,475	7,643,074
Reinsurance Group of America, Inc.	12,654	2,671,006
Ryan Specialty Holdings, Inc.	7,654	504,169
		37,275,775
Non-Renewable Energy — 3.5%
Antero Midstream Corp.	154,622	2,221,918
ConocoPhillips	64,787	7,096,768
Diamondback Energy, Inc.	18,864	3,334,589
DT Midstream, Inc.	32,306	2,912,386
Marathon Petroleum Corp.	26,731	3,888,559
Phillips 66	33,072	4,028,831
Targa Resources Corp.	23,093	3,855,607
TechnipFMC plc (United Kingdom)	106,185	2,834,078
Valero Energy Corp.	22,206	2,881,451
Viper Energy, Inc.	17,436	904,928
Weatherford International plc	14,512	1,146,448
Williams Cos., Inc. (The)	96,170	5,036,423
		40,141,986
Personal Care, Drug & Grocery Stores — 2.1%
Casey's General Stores, Inc.	6,634	2,613,929
Cencora, Inc.	15,556	3,548,012
Church & Dwight Co., Inc.	26,777	2,675,290
Colgate-Palmolive Co.	51,627	4,837,966
Kroger Co. (The)	53,458	2,981,353
McKesson Corp.	9,288	4,649,480
Procter & Gamble Co. (The)	14,123	2,332,837
Spectrum Brands Holdings, Inc.	14,730	1,320,103
Vitamin Oldco Holdings, Inc. ‡ *	3,962	—
		24,958,970
Personal Goods — 0.3%
Deckers Outdoor Corp. *	19,631	3,158,432
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.5%
AbbVie, Inc.	75,628	15,418,280
Cardinal Health, Inc.	27,753	3,011,756
Eli Lilly & Co.	23,721	19,682,263
Medpace Holdings, Inc. *	6,196	1,946,907
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Merck & Co., Inc.	21,733	2,223,721
Roivant Sciences Ltd. *	95,264	1,100,299
Vertex Pharmaceuticals, Inc. *	14,687	6,990,718
Viking Therapeutics, Inc. *	22,226	1,612,274
		51,986,218
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	30,728	4,024,446
Jones Lang LaSalle, Inc. *	5,754	1,559,104
		5,583,550
Real Estate Investment Trusts — 2.3%
Digital Realty Trust, Inc.	27,069	4,824,508
Equinix, Inc.	46	41,772
Essex Property Trust, Inc.	3,838	1,089,455
Invitation Homes, Inc.	13,233	415,648
Iron Mountain, Inc.	31,041	3,840,703
Lamar Advertising Co., Class A	8,569	1,131,108
National Storage Affiliates Trust	13,301	560,637
Omega Healthcare Investors, Inc.	37,076	1,574,618
Simon Property Group, Inc.	25,671	4,341,479
STAG Industrial, Inc.	4,243	158,179
Ventas, Inc.	49,828	3,263,236
Welltower, Inc.	40,676	5,486,379
		26,727,722
Retailers — 6.7%
Amazon.com, Inc. *	36,620	6,825,968
AutoNation, Inc. *	13,380	2,080,189
AutoZone, Inc. *	1,337	4,023,033
Carvana Co. *	20,340	5,030,285
Costco Wholesale Corp.	19,214	16,796,495
Dick's Sporting Goods, Inc.	12,439	2,434,934
Gap, Inc. (The)	100,075	2,078,558
Home Depot, Inc. (The)	41,466	16,327,237
Lowe's Cos., Inc.	15,399	4,031,920
O'Reilly Automotive, Inc. *	3,912	4,511,084
Penske Automotive Group, Inc.	9,219	1,388,105
Tapestry, Inc.	46,039	2,184,551
TJX Cos., Inc. (The)	61,142	6,910,880
Tractor Supply Co.	6,436	1,708,822
Williams-Sonoma, Inc.	6,540	877,210
		77,209,271
Software & Computer Services — 18.3%
Alphabet, Inc., Class A	125,211	21,424,854
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	127

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Appfolio, Inc., Class A *	4,359	906,105
AppLovin Corp., Class A *	35,495	6,012,498
Aspen Technology, Inc. *	4,408	1,034,690
Bentley Systems, Inc., Class B	12,817	618,548
CACI International, Inc., Class A *	5,455	3,014,215
Crowdstrike Holdings, Inc., Class A *	17,565	5,214,522
DoorDash, Inc., Class A *	30,836	4,832,001
Elastic NV *	2,554	204,907
F5, Inc. *	13,047	3,051,432
Gartner, Inc. *	7,373	3,704,932
Gen Digital, Inc.	105,627	3,074,802
GoDaddy, Inc., Class A *	19,839	3,309,145
Guidewire Software, Inc. *	16,471	3,067,888
Hewlett Packard Enterprise Co.	101,134	1,971,102
Informatica, Inc., Class A *	37,745	1,030,438
International Business Machines Corp.	46,543	9,621,369
Intuit, Inc.	13,667	8,340,970
Kyndryl Holdings, Inc. *	80,409	1,840,562
Leidos Holdings, Inc.	19,338	3,541,948
Manhattan Associates, Inc. *	10,477	2,759,223
Meta Platforms, Inc., Class A	42,810	24,298,100
Microsoft Corp.	53,316	21,664,957
MicroStrategy, Inc., Class A *	24,862	6,078,759
Nutanix, Inc., Class A *	45,258	2,810,522
Oracle Corp.	61,121	10,258,549
Palantir Technologies, Inc., Class A *	149,554	6,215,464
Palo Alto Networks, Inc. *	18,423	6,638,360
Parsons Corp. *	25,095	2,714,275
PTC, Inc. *	17,565	3,255,321
Roper Technologies, Inc.	7,720	4,151,276
Salesforce, Inc.	45,229	13,178,374
Science Applications International Corp.	18,009	2,598,519
ServiceNow, Inc. *	10,625	9,913,019
SS&C Technologies Holdings, Inc.	38,104	2,664,613
Synopsys, Inc. *	2,529	1,298,920
Tyler Technologies, Inc. *	5,346	3,237,484
Zscaler, Inc. *	15,040	2,719,082
		212,271,745
Technology Hardware & Equipment — 16.4%
Advanced Micro Devices, Inc. *	67,743	9,759,734
Amphenol Corp., Class A	81,791	5,481,633
Analog Devices, Inc.	29,399	6,559,211
Apple, Inc.	95,231	21,513,635
Applied Materials, Inc.	44,653	8,108,092
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Avnet, Inc.	28,819	1,562,278
Broadcom, Inc.	156,316	26,537,767
Cirrus Logic, Inc. *	18,279	2,007,400
Coherent Corp. *	36,414	3,366,110
Corning, Inc.	82,662	3,933,885
Dell Technologies, Inc., Class C	31,623	3,909,551
HP, Inc.	66,445	2,360,126
KLA Corp.	8,311	5,537,038
Lam Research Corp.	72,950	5,423,832
MACOM Technology Solutions Holdings, Inc. *	13,028	1,464,347
Marvell Technology, Inc.	64,838	5,194,172
Micron Technology, Inc.	61,775	6,155,879
Monolithic Power Systems, Inc.	4,485	3,405,460
NetApp, Inc.	26,893	3,101,032
NVIDIA Corp.	208,255	27,647,934
Onto Innovation, Inc. *	13,989	2,774,438
Pure Storage, Inc., Class A *	45,963	2,300,448
QUALCOMM, Inc.	57,207	9,311,583
Super Micro Computer, Inc. * (a)	48,272	1,405,198
TD SYNNEX Corp.	13,243	1,527,580
Teradyne, Inc.	13,803	1,466,017
Texas Instruments, Inc.	46,442	9,435,157
Universal Display Corp.	5,161	930,632
Vertiv Holdings Co., Class A	43,835	4,790,727
Western Digital Corp. *	47,993	3,134,423
		190,105,319
Telecommunications Equipment — 1.2%
Arista Networks, Inc. *	16,857	6,514,219
Juniper Networks, Inc.	65,112	2,532,857
Motorola Solutions, Inc.	11,386	5,116,299
		14,163,375
Telecommunications Service Providers — 0.9%
AT&T, Inc.	123,096	2,774,584
Frontier Communications Parent, Inc. *	22,248	794,921
T-Mobile US, Inc.	29,984	6,691,229
		10,260,734
Tobacco — 0.9%
Philip Morris International, Inc.	77,822	10,326,979
Travel & Leisure — 2.5%
Aramark	43,569	1,648,215
Booking Holdings, Inc.	1,767	8,262,934
Chipotle Mexican Grill, Inc. *	85,455	4,765,826
DraftKings, Inc., Class A *	54,158	1,912,861
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Hilton Worldwide Holdings, Inc.	19,432	4,563,605
Hyatt Hotels Corp., Class A	12,503	1,818,561
Royal Caribbean Cruises Ltd.	22,866	4,718,399
Wingstop, Inc.	6,622	1,905,083
		29,595,484
Waste & Disposal Services — 0.8%
Republic Services, Inc.	18,578	3,678,444
Waste Management, Inc.	25,821	5,573,463
		9,251,907
Total Common Stocks (Cost $1,021,775,446)		1,156,462,324
Short-Term Investments — 0.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $2,150,007)	2,150,007	2,150,007
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $1,591,982)	1,591,982	1,591,982
Total Short-Term Investments (Cost $3,741,989)		3,741,989
Total Investments — 100.1% (Cost $1,025,517,435)		1,160,204,313
Liabilities in Excess of Other Assets — (0.1)%		(1,033,470)
NET ASSETS — 100.0%		1,159,170,843

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $1,363,018.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	85	12/20/2024	USD	2,438,013	(7,075)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	129

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	54,572	29,799,041
Automobiles & Parts — 0.1%
Gentex Corp.	75,225	2,280,070
Banks — 0.2%
Commerce Bancshares, Inc.	140,381	8,773,813
Beverages — 0.9%
Coca-Cola Co. (The)	636,948	41,599,074
Coca-Cola Consolidated, Inc.	3,724	4,186,744
		45,785,818
Chemicals — 1.2%
CF Industries Holdings, Inc.	120,884	9,940,291
Linde plc	101,806	46,438,807
Olin Corp.	116,486	4,779,421
		61,158,519
Construction & Materials — 1.4%
A O Smith Corp.	81,675	6,133,793
Acuity Brands, Inc.	24,802	7,457,713
Advanced Drainage Systems, Inc.	60,415	9,055,000
Builders FirstSource, Inc. *	55,499	9,512,529
Carlisle Cos., Inc.	32,060	13,536,694
Eagle Materials, Inc.	27,514	7,854,146
Louisiana-Pacific Corp.	41,210	4,075,669
Watsco, Inc.	25,929	12,264,676
		69,890,220
Consumer Services — 1.2%
Copart, Inc. *	333,839	17,182,693
eBay, Inc.	251,763	14,478,890
Grand Canyon Education, Inc. *	71,105	9,749,207
H&R Block, Inc.	177,634	10,610,079
Rollins, Inc.	219,641	10,353,877
		62,374,746
Electricity — 0.9%
Consolidated Edison, Inc.	115,704	11,764,783
Evergy, Inc.	115,353	6,971,935
NRG Energy, Inc.	83,702	7,566,661
OGE Energy Corp.	262,499	10,497,335
Public Service Enterprise Group, Inc.	73,938	6,610,796
		43,411,510
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	112,046	8,197,285
IDEX Corp.	47,529	10,201,625
INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	80,762	12,034,346
Mettler-Toledo International, Inc. *	9,576	12,369,798
		42,803,054
Finance & Credit Services — 1.2%
FactSet Research Systems, Inc.	25,001	11,351,954
Moody's Corp.	48,060	21,821,162
S&P Global, Inc.	54,519	26,188,747
		59,361,863
Food Producers — 0.1%
Ingredion, Inc.	29,784	3,954,124
Gas, Water & Multi-utilities — 0.7%
Atmos Energy Corp.	33,065	4,588,761
National Fuel Gas Co.	147,341	8,918,551
UGI Corp.	348,212	8,325,749
WEC Energy Group, Inc.	158,508	15,142,269
		36,975,330
General Industrials — 0.9%
3M Co.	134,333	17,257,760
Illinois Tool Works, Inc.	85,498	22,326,093
RPM International, Inc.	58,652	7,455,256
		47,039,109
Health Care Providers — 0.6%
Centene Corp. *	101,682	6,330,721
Chemed Corp.	19,483	10,525,496
DaVita, Inc. *	67,135	9,386,144
Premier, Inc., Class A	148,731	2,996,930
		29,239,291
Household Goods & Home Construction — 0.6%
Lennar Corp., Class A	72,933	12,420,490
NVR, Inc. *	1,567	14,342,453
PulteGroup, Inc.	26,011	3,369,205
		30,132,148
Industrial Engineering — 0.5%
Graco, Inc.	123,752	10,079,600
Lincoln Electric Holdings, Inc.	55,010	10,592,726
Nordson Corp.	21,815	5,407,720
		26,080,046
Industrial Metals & Mining — 0.4%
Fastenal Co.	56,667	4,430,226
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Reliance, Inc.	10,428	2,985,953
Southern Copper Corp. (Mexico)	108,416	11,876,973
		19,293,152
Industrial Support Services — 6.9%
Accenture plc, Class A (Ireland)	125,130	43,147,326
Automatic Data Processing, Inc.	99,775	28,858,921
Cintas Corp.	110,117	22,663,180
Core & Main, Inc., Class A *	171,113	7,576,884
Jack Henry & Associates, Inc.	42,444	7,721,837
Mastercard, Inc., Class A	159,346	79,607,668
MSC Industrial Direct Co., Inc., Class A	79,616	6,295,237
Paychex, Inc.	123,378	17,190,257
Verisk Analytics, Inc.	60,512	16,623,856
Visa, Inc., Class A	311,727	90,354,071
Western Union Co. (The)	620,463	6,676,182
WW Grainger, Inc.	17,816	19,762,042
		346,477,461
Industrial Transportation — 1.4%
Allison Transmission Holdings, Inc.	113,305	12,107,772
CH Robinson Worldwide, Inc.	11,057	1,139,313
Expeditors International of Washington, Inc.	93,607	11,139,233
Landstar System, Inc.	59,810	10,512,804
Union Pacific Corp.	145,365	33,734,856
United Parcel Service, Inc., Class B	15,163	2,032,752
		70,666,730
Investment Banking & Brokerage Services — 4.3%
Ameriprise Financial, Inc.	35,329	18,028,389
Berkshire Hathaway, Inc., Class B *	209,710	94,562,433
Blackrock, Inc.	31,762	31,159,475
Broadridge Financial Solutions, Inc.	66,150	13,948,389
Cboe Global Markets, Inc.	54,143	11,563,320
Intercontinental Exchange, Inc.	121,979	19,012,867
Nasdaq, Inc.	191,500	14,155,680
SEI Investments Co.	163,178	12,199,187
Virtu Financial, Inc., Class A	22,480	695,981
		215,325,721
Leisure Goods — 0.7%
Electronic Arts, Inc.	113,943	17,188,302
Pool Corp.	34,785	12,579,647
YETI Holdings, Inc. *	138,936	4,891,937
		34,659,886
INVESTMENTS	SHARES	VALUE ($)

Life Insurance — 0.5%
Aflac, Inc.	186,622	19,556,119
Primerica, Inc.	24,426	6,761,361
		26,317,480
Media — 0.1%
Sirius XM Holdings, Inc. (a)	167,347	4,461,471
Medical Equipment & Services — 3.5%
Abbott Laboratories	388,970	44,097,529
Agilent Technologies, Inc.	121,735	15,863,288
Becton Dickinson & Co.	92,276	21,554,751
Bio-Techne Corp.	38,533	2,841,809
Edwards Lifesciences Corp. *	188,751	12,648,204
Hologic, Inc. *	158,382	12,808,352
IDEXX Laboratories, Inc. *	34,903	14,202,729
Penumbra, Inc. *	40,776	9,332,403
QIAGEN NV *	101,069	4,255,005
ResMed, Inc.	64,920	15,741,152
Solventum Corp. *	128,596	9,333,498
STERIS plc	38,379	8,514,381
Waters Corp. *	8,630	2,788,439
		173,981,540
Non-life Insurance — 4.1%
American Financial Group, Inc.	49,770	6,416,846
Aon plc, Class A	56,889	20,870,867
Arch Capital Group Ltd. *	150,674	14,850,429
Arthur J Gallagher & Co.	68,852	19,361,182
Brown & Brown, Inc.	134,712	14,096,264
Chubb Ltd.	86,996	24,571,150
Fidelity National Financial, Inc.	161,008	9,687,851
Hartford Financial Services Group, Inc. (The)	98,136	10,838,140
Marsh & McLennan Cos., Inc.	124,773	27,230,460
Progressive Corp. (The)	86,820	21,082,501
RLI Corp.	30,632	4,777,673
Travelers Cos., Inc. (The)	79,651	19,589,367
WR Berkley Corp.	215,916	12,343,918
		205,716,648
Non-Renewable Energy — 3.6%
Antero Midstream Corp.	116,083	1,668,113
Chevron Corp.	239,205	35,598,488
ConocoPhillips	186,424	20,420,885
Coterra Energy, Inc.	477,640	11,425,149
EOG Resources, Inc.	145,640	17,762,254
Exxon Mobil Corp.	741,314	86,570,649
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	131

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Marathon Petroleum Corp.	27,820	4,046,975
Texas Pacific Land Corp.	4,439	5,175,874
		182,668,387
Personal Care, Drug & Grocery Stores — 2.8%
Cencora, Inc.	20,076	4,578,934
Church & Dwight Co., Inc.	68,030	6,796,877
Clorox Co. (The)	71,420	11,323,641
Colgate-Palmolive Co.	226,029	21,181,178
Kimberly-Clark Corp.	115,482	15,495,375
McKesson Corp.	20,679	10,351,701
Procter & Gamble Co. (The)	421,981	69,702,821
		139,430,527
Personal Goods — 1.4%
Carter's, Inc.	148,442	8,119,777
Deckers Outdoor Corp. *	93,901	15,107,732
Lululemon Athletica, Inc. *	59,183	17,630,616
NIKE, Inc., Class B	331,130	25,540,057
Skechers U.S.A., Inc., Class A *	92,425	5,680,440
		72,078,622
Pharmaceuticals, Biotechnology & Marijuana Producers — 7.1%
AbbVie, Inc.	361,563	73,711,849
Bristol-Myers Squibb Co.	554,730	30,937,292
Gilead Sciences, Inc.	341,987	30,375,285
Jazz Pharmaceuticals plc *	90,799	9,990,614
Johnson & Johnson	483,073	77,224,050
Medpace Holdings, Inc. *	33,179	10,425,505
Merck & Co., Inc.	527,933	54,018,105
Regeneron Pharmaceuticals, Inc. *	26,901	22,548,418
Royalty Pharma plc, Class A	289,647	7,820,469
United Therapeutics Corp. *	35,571	13,302,487
Zoetis, Inc.	131,382	23,488,474
		353,842,548
Real Estate Investment Trusts — 2.6%
American Tower Corp.	43,734	9,338,958
Camden Property Trust	43,169	4,998,539
Crown Castle, Inc.	59,941	6,443,058
CubeSmart	55,346	2,647,753
Equity LifeStyle Properties, Inc.	99,412	6,970,769
Equity Residential	58,296	4,102,290
Extra Space Storage, Inc.	73,577	12,015,124
Gaming and Leisure Properties, Inc.	70,385	3,532,623
Host Hotels & Resorts, Inc.	698,705	12,045,674
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Lamar Advertising Co., Class A	93,894	12,394,008
Mid-America Apartment Communities, Inc.	68,726	10,400,993
Public Storage	55,691	18,325,681
Simon Property Group, Inc.	84,420	14,277,110
Weyerhaeuser Co.	422,794	13,174,261
		130,666,841
Retailers — 5.6%
Best Buy Co., Inc.	86,214	7,796,332
Costco Wholesale Corp.	85,378	74,635,740
Dick's Sporting Goods, Inc.	51,101	10,003,021
Home Depot, Inc. (The)	194,545	76,602,094
O'Reilly Automotive, Inc. *	18,187	20,972,157
Ross Stores, Inc.	115,117	16,084,147
Tapestry, Inc.	203,915	9,675,767
TJX Cos., Inc. (The)	274,817	31,062,565
Tractor Supply Co.	20,957	5,564,293
Ulta Beauty, Inc. *	19,962	7,365,579
Walmart, Inc.	131,490	10,775,605
Williams-Sonoma, Inc.	96,258	12,911,086
		283,448,386
Software & Computer Services — 22.9%
Adobe, Inc. *	82,972	39,667,254
Akamai Technologies, Inc. *	106,887	10,804,138
Alphabet, Inc., Class A	556,477	95,218,779
Amdocs Ltd.	126,407	11,091,582
ANSYS, Inc. *	28,761	9,215,312
AppLovin Corp., Class A *	160,053	27,111,378
Aspen Technology, Inc. *	23,448	5,503,949
Atlassian Corp., Class A *	69,316	13,068,839
Bentley Systems, Inc., Class B	119,340	5,759,348
Cadence Design Systems, Inc. *	76,861	21,222,859
CCC Intelligent Solutions Holdings, Inc. *	227,944	2,372,897
Cognizant Technology Solutions Corp., Class A	214,587	16,006,044
Crowdstrike Holdings, Inc., Class A *	61,449	18,242,365
Datadog, Inc., Class A *	120,235	15,082,278
DocuSign, Inc. *	198,564	13,776,370
Dolby Laboratories, Inc., Class A	111,585	8,134,547
DoorDash, Inc., Class A *	130,250	20,410,175
DoubleVerify Holdings, Inc. *	287,488	4,901,670
Dropbox, Inc., Class A *	459,641	11,881,720
DXC Technology Co. *	279,462	5,550,115
Dynatrace, Inc. *	195,439	10,514,618
EPAM Systems, Inc. *	33,369	6,295,062
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
F5, Inc. *	58,723	13,734,135
Fortinet, Inc. *	239,212	18,816,416
Gartner, Inc. *	32,527	16,344,818
Gen Digital, Inc.	282,529	8,224,419
Guidewire Software, Inc. *	28,353	5,281,030
Hewlett Packard Enterprise Co.	449,894	8,768,434
International Business Machines Corp.	166,932	34,508,183
Intuit, Inc.	61,578	37,581,053
Leidos Holdings, Inc.	54,010	9,892,472
Manhattan Associates, Inc. *	46,882	12,346,844
Match Group, Inc. *	190,881	6,877,442
Meta Platforms, Inc., Class A	187,842	106,615,362
Microsoft Corp.	213,173	86,622,849
Nutanix, Inc., Class A *	126,897	7,880,304
Okta, Inc. *	80,290	5,772,048
Oracle Corp.	269,787	45,281,050
Palantir Technologies, Inc., Class A *	538,429	22,377,109
Palo Alto Networks, Inc. *	82,870	29,860,547
Paycom Software, Inc.	56,424	11,794,309
Pegasystems, Inc.	88,467	7,027,818
Pinterest, Inc., Class A *	265,978	8,455,441
Procore Technologies, Inc. *	94,937	6,232,614
RingCentral, Inc., Class A *	358,013	12,892,048
Roper Technologies, Inc.	24,741	13,303,978
Salesforce, Inc.	201,196	58,622,479
Science Applications International Corp.	55,519	8,010,837
ServiceNow, Inc. *	44,501	41,518,988
Smartsheet, Inc., Class A *	119,228	6,726,844
Snowflake, Inc., Class A *	88,036	10,108,294
SS&C Technologies Holdings, Inc.	90,628	6,337,616
Synopsys, Inc. *	43,177	22,176,139
Teradata Corp. *	257,169	8,288,557
Toast, Inc., Class A *	284,616	8,547,018
Twilio, Inc., Class A *	118,752	9,577,349
Tyler Technologies, Inc. *	16,247	9,839,021
UiPath, Inc., Class A *	486,142	6,008,715
VeriSign, Inc. *	61,567	10,887,508
Workday, Inc., Class A *	55,557	12,992,004
Zoom Video Communications, Inc., Class A *	119,850	8,957,589
ZoomInfo Technologies, Inc. *	428,218	4,731,809
Zscaler, Inc. *	49,194	8,893,783
		1,150,546,572
Technology Hardware & Equipment — 12.2%
Amphenol Corp., Class A	368,785	24,715,971
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Analog Devices, Inc.	132,273	29,511,429
Apple, Inc.	436,309	98,566,566
Applied Materials, Inc.	196,506	35,681,559
Broadcom, Inc.	380,006	64,513,619
CDW Corp.	46,662	8,783,188
Cirrus Logic, Inc. *	57,177	6,279,178
Entegris, Inc.	61,256	6,414,116
HP, Inc.	295,466	10,494,952
IPG Photonics Corp. *	63,792	5,164,600
Jabil, Inc.	64,036	7,882,191
KLA Corp.	37,404	24,919,667
Lam Research Corp.	329,307	24,483,975
Lattice Semiconductor Corp. *	197,313	9,995,877
MACOM Technology Solutions Holdings, Inc. *	57,797	6,496,383
Marvell Technology, Inc.	220,832	17,690,852
Microchip Technology, Inc.	207,415	15,218,039
Monolithic Power Systems, Inc.	14,775	11,218,658
NetApp, Inc.	77,973	8,991,067
NVIDIA Corp.	800,187	106,232,826
Pure Storage, Inc., Class A *	204,418	10,231,121
Qorvo, Inc. *	83,165	5,926,338
QUALCOMM, Inc.	251,216	40,890,428
Skyworks Solutions, Inc.	113,097	9,905,035
TD SYNNEX Corp.	1,789	206,361
Teradyne, Inc.	98,997	10,514,471
Vertiv Holdings Co., Class A	120,197	13,136,330
		614,064,797
Telecommunications Equipment — 1.3%
Cisco Systems, Inc.	905,369	49,587,060
Motorola Solutions, Inc.	36,182	16,258,382
		65,845,442
Telecommunications Service Providers — 0.8%
AT&T, Inc.	703,362	15,853,780
Verizon Communications, Inc.	587,880	24,767,384
		40,621,164
Tobacco — 0.5%
Altria Group, Inc.	481,847	26,241,388
Travel & Leisure — 4.1%
Airbnb, Inc., Class A *	111,880	15,080,305
Booking Holdings, Inc.	8,362	39,102,803
Boyd Gaming Corp.	75,197	5,210,400
Choice Hotels International, Inc. (a)	30,942	4,316,718
Darden Restaurants, Inc.	68,724	10,997,215
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	133

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Expedia Group, Inc. *	78,223	12,227,037
Madison Square Garden Sports Corp. *	36,574	8,145,030
Marriott International, Inc., Class A	79,004	20,542,620
McDonald's Corp.	154,422	45,108,210
Starbucks Corp.	293,513	28,676,220
Wyndham Hotels & Resorts, Inc.	53,164	4,695,444
Yum! Brands, Inc.	106,429	13,959,228
		208,061,230
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	50,543	11,688,574
Republic Services, Inc.	83,613	16,555,374
Waste Management, Inc.	117,613	25,386,766
		53,630,714
Total Common Stocks (Cost $4,477,615,275)		5,017,105,409
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $4,594,496)	4,594,496	4,594,496
INVESTMENTS	SHARES	VALUE ($)

Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $6,177,185)	6,177,185	6,177,185
Total Short-Term Investments (Cost $10,771,681)		10,771,681
Total Investments — 100.1% (Cost $4,488,386,956)		5,027,877,090
Liabilities in Excess of Other Assets — (0.1)%		(3,355,447)
NET ASSETS — 100.0%		5,024,521,643

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $5,918,394.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	21	12/20/2024	USD	6,023,325	(47,624)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.5%
General Dynamics Corp.	8,656	2,524,176
Huntington Ingalls Industries, Inc.	5,640	1,043,175
L3Harris Technologies, Inc.	8,419	2,083,450
RTX Corp.	27,296	3,302,543
Textron, Inc.	15,062	1,211,286
		10,164,630
Automobiles & Parts — 1.7%
Aptiv plc *	15,450	878,024
BorgWarner, Inc.	31,940	1,074,142
Ford Motor Co.	214,470	2,206,896
General Motors Co.	53,689	2,725,254
Gentex Corp.	40,940	1,240,891
Genuine Parts Co.	10,768	1,235,090
Lear Corp.	9,540	913,550
LKQ Corp.	29,642	1,090,529
		11,364,376
Banks — 5.7%
Bank of America Corp.	69,935	2,924,682
Bank OZK	19,318	845,163
BOK Financial Corp.	5,650	600,200
Citigroup, Inc.	66,859	4,290,342
Citizens Financial Group, Inc.	42,339	1,783,319
Columbia Banking System, Inc.	42,596	1,214,412
Comerica, Inc.	22,702	1,446,344
Fifth Third Bancorp	47,350	2,068,248
First Hawaiian, Inc.	34,664	857,587
First Horizon Corp.	65,958	1,143,052
FNB Corp.	89,846	1,302,767
Huntington Bancshares, Inc.	119,898	1,869,210
KeyCorp	82,184	1,417,674
M&T Bank Corp.	9,011	1,754,261
PNC Financial Services Group, Inc. (The)	4,230	796,382
Popular, Inc. (Puerto Rico)	15,022	1,340,413
Prosperity Bancshares, Inc.	13,119	960,311
Regions Financial Corp.	71,583	1,708,686
Synovus Financial Corp.	29,012	1,446,828
Truist Financial Corp.	62,122	2,674,352
US Bancorp	57,695	2,787,245
Webster Financial Corp.	19,836	1,027,505
Western Alliance Bancorp	17,081	1,421,310
Zions Bancorp NA	22,262	1,158,960
		38,839,253
INVESTMENTS	SHARES	VALUE ($)

Beverages — 0.2%
Molson Coors Beverage Co., Class B	27,247	1,484,144
Chemicals — 0.8%
Celanese Corp.	3,607	454,374
CF Industries Holdings, Inc.	4,803	394,950
FMC Corp.	14,621	950,219
Huntsman Corp.	10,473	230,406
LyondellBasell Industries NV, Class A	19,738	1,714,245
Mosaic Co. (The)	57,722	1,544,641
		5,288,835
Construction & Materials — 1.5%
Acuity Brands, Inc.	4,282	1,287,554
Builders FirstSource, Inc. *	9,763	1,673,378
CRH plc	22,396	2,137,250
Fortune Brands Innovations, Inc.	11,303	941,879
Louisiana-Pacific Corp.	7,623	753,915
MDU Resources Group, Inc.	49,641	1,432,143
Owens Corning	9,416	1,664,655
		9,890,774
Consumer Services — 0.8%
eBay, Inc.	33,719	1,939,180
Grand Canyon Education, Inc. *	157	21,526
H&R Block, Inc.	23,765	1,419,484
Service Corp. International	19,662	1,605,402
U-Haul Holding Co. * (a)	4,237	310,699
		5,296,291
Electricity — 2.3%
Avangrid, Inc.	20,154	719,699
Brookfield Renewable Corp.	26,228	802,052
Clearway Energy, Inc., Class C	25,236	716,198
Consolidated Edison, Inc.	20,614	2,096,032
Dominion Energy, Inc.	11,534	686,619
Entergy Corp.	15,621	2,417,818
Evergy, Inc.	26,833	1,621,787
Exelon Corp.	38,492	1,512,736
OGE Energy Corp.	37,284	1,490,987
Pinnacle West Capital Corp.	17,366	1,524,908
PPL Corp.	57,635	1,876,596
		15,465,432
Electronic & Electrical Equipment — 1.3%
Crane NXT Co.	17,142	930,297
Johnson Controls International plc	34,738	2,624,456
nVent Electric plc	3,511	261,815
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	135

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Pentair plc	19,036	1,886,848
Sensata Technologies Holding plc	38,421	1,319,377
WESCO International, Inc.	9,095	1,745,967
		8,768,760
Finance & Credit Services — 0.6%
Ally Financial, Inc.	39,643	1,389,487
MGIC Investment Corp.	57,869	1,449,040
OneMain Holdings, Inc.	27,617	1,371,736
		4,210,263
Food Producers — 2.1%
Archer-Daniels-Midland Co.	32,918	1,817,403
Bunge Global SA	11,104	932,958
Campbell Soup Co.	27,228	1,270,186
Conagra Brands, Inc.	50,548	1,462,859
General Mills, Inc.	28,283	1,923,810
Hormel Foods Corp.	23,771	726,204
Ingredion, Inc.	7,277	966,095
J M Smucker Co. (The)	8,931	1,013,758
Kraft Heinz Co. (The)	56,948	1,905,480
Pilgrim's Pride Corp. *	11,661	564,859
Post Holdings, Inc. *	7,897	862,431
Tyson Foods, Inc., Class A	10,851	635,760
		14,081,803
Gas, Water & Multi-utilities — 0.4%
National Fuel Gas Co.	22,893	1,385,714
UGI Corp.	58,786	1,405,573
		2,791,287
General Industrials — 2.6%
Amcor plc	150,333	1,673,206
Berry Global Group, Inc.	20,035	1,411,466
Crown Holdings, Inc.	16,888	1,579,872
Dover Corp.	10,292	1,948,584
Dow, Inc.	34,808	1,718,819
DuPont de Nemours, Inc.	26,119	2,167,616
Graphic Packaging Holding Co.	51,381	1,452,027
Packaging Corp. of America	8,485	1,942,556
Parker-Hannifin Corp.	1,489	944,130
Sealed Air Corp.	18,603	673,057
Silgan Holdings, Inc.	27,506	1,423,161
Sonoco Products Co.	17,198	903,239
		17,837,733
INVESTMENTS	SHARES	VALUE ($)

Health Care Providers — 3.7%
Centene Corp. *	24,302	1,513,042
Cigna Group (The)	10,020	3,154,396
Elevance Health, Inc.	7,655	3,106,093
Encompass Health Corp.	10,589	1,053,182
Humana, Inc.	4,743	1,222,888
Premier, Inc., Class A	33,805	681,171
Tenet Healthcare Corp. *	9,026	1,399,211
UnitedHealth Group, Inc.	20,621	11,640,554
Universal Health Services, Inc., Class B	6,989	1,427,923
		25,198,460
Household Goods & Home Construction — 1.8%
DR Horton, Inc.	13,913	2,351,297
Leggett & Platt, Inc.	62,476	749,712
Lennar Corp., Class A	12,809	2,181,373
Newell Brands, Inc.	93,750	825,000
NVR, Inc. *	154	1,409,533
PulteGroup, Inc.	14,775	1,913,806
Toll Brothers, Inc.	11,701	1,713,494
Whirlpool Corp.	12,128	1,255,369
		12,399,584
Industrial Engineering — 2.3%
AGCO Corp.	13,331	1,330,967
Brunswick Corp.	17,968	1,432,768
Caterpillar, Inc.	15,506	5,833,357
CNH Industrial NV	125,482	1,409,163
Cummins, Inc.	7,615	2,505,183
Snap-on, Inc.	6,014	1,985,402
Stanley Black & Decker, Inc.	10,009	930,236
		15,427,076
Industrial Materials — 0.3%
International Paper Co.	32,325	1,795,330
Industrial Metals & Mining — 0.6%
Cleveland-Cliffs, Inc. *	12,079	156,785
Nucor Corp.	14,269	2,023,915
Reliance, Inc.	5,762	1,649,891
		3,830,591
Industrial Support Services — 2.1%
ADT, Inc.	105,618	760,450
Capital One Financial Corp.	18,204	2,963,429
Fidelity National Information Services, Inc.	10,839	972,583
Gates Industrial Corp. plc *	43,971	850,839
Genpact Ltd.	21,110	805,769
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Global Payments, Inc.	11,462	1,188,724
ManpowerGroup, Inc.	19,252	1,209,988
MSC Industrial Direct Co., Inc., Class A	15,755	1,245,748
Robert Half, Inc.	17,626	1,200,507
Synchrony Financial	36,517	2,013,547
Western Union Co. (The)	103,700	1,115,812
		14,327,396
Industrial Transportation — 1.6%
Air Lease Corp.	7,746	343,535
Allison Transmission Holdings, Inc.	17,026	1,819,398
FedEx Corp.	9,976	2,731,928
Oshkosh Corp.	14,147	1,446,389
PACCAR, Inc.	23,287	2,428,369
Ryder System, Inc.	10,765	1,574,704
Schneider National, Inc., Class B	23,289	658,613
		11,002,936
Investment Banking & Brokerage Services — 1.8%
Bank of New York Mellon Corp. (The)	36,842	2,776,413
Franklin Resources, Inc.	46,961	975,380
Invesco Ltd.	72,435	1,256,023
Janus Henderson Group plc	31,492	1,300,935
Jefferies Financial Group, Inc.	26,487	1,694,638
Principal Financial Group, Inc.	20,161	1,661,266
State Street Corp.	21,875	2,030,000
Voya Financial, Inc.	8,496	682,229
		12,376,884
Leisure Goods — 0.9%
Garmin Ltd.	10,802	2,142,577
Harley-Davidson, Inc.	38,223	1,221,225
Polaris, Inc.	9,638	673,792
Pool Corp.	2,606	942,434
Thor Industries, Inc.	12,100	1,259,368
		6,239,396
Life Insurance — 0.9%
Corebridge Financial, Inc.	40,774	1,295,390
Lincoln National Corp.	15,945	554,089
Prudential Financial, Inc.	19,918	2,439,557
Unum Group	28,173	1,808,143
		6,097,179
Media — 1.4%
Fox Corp., Class A	37,426	1,571,892
Interpublic Group of Cos., Inc. (The)	41,223	1,211,956
INVESTMENTS	SHARES	VALUE ($)

Media — continued
News Corp., Class A	56,678	1,544,476
Nexstar Media Group, Inc.	8,734	1,536,485
Omnicom Group, Inc.	17,275	1,744,775
Paramount Global, Class B (a)	77,190	844,459
Sirius XM Holdings, Inc. (a)	27,194	724,992
		9,179,035
Medical Equipment & Services — 1.7%
Baxter International, Inc.	27,850	994,245
Becton Dickinson & Co.	1,863	435,178
Henry Schein, Inc. *	6,771	475,527
Labcorp Holdings, Inc.	4,690	1,070,586
Medtronic plc	41,235	3,680,224
Quest Diagnostics, Inc.	11,050	1,710,872
Revvity, Inc.	8,223	975,166
Solventum Corp. *	4,604	334,158
Teleflex, Inc.	2,488	500,237
Zimmer Biomet Holdings, Inc.	10,977	1,173,661
		11,349,854
Mortgage Real Estate Investment Trusts — 0.6%
AGNC Investment Corp. (a)	80,577	750,172
Annaly Capital Management, Inc.	60,465	1,149,440
Rithm Capital Corp.	122,505	1,297,328
Starwood Property Trust, Inc.	62,340	1,230,591
		4,427,531
Non-life Insurance — 1.2%
American International Group, Inc.	33,424	2,536,213
Assured Guaranty Ltd.	15,417	1,286,703
Axis Capital Holdings Ltd.	13,106	1,025,676
First American Financial Corp.	20,426	1,310,328
Old Republic International Corp.	42,780	1,494,305
Reinsurance Group of America, Inc.	2,813	593,768
		8,246,993
Non-Renewable Energy — 3.5%
Chevron Corp.	32,939	4,901,982
Civitas Resources, Inc.	13,991	682,621
Coterra Energy, Inc.	65,278	1,561,450
Devon Energy Corp.	23,364	903,719
Diamondback Energy, Inc.	2,466	435,915
Expand Energy Corp. (a)	18,191	1,541,141
HF Sinclair Corp.	26,793	1,034,478
Kinder Morgan, Inc.	103,850	2,545,363
Marathon Oil Corp.	61,114	1,692,858
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	137

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Marathon Petroleum Corp.	15,880	2,310,064
Ovintiv, Inc.	31,538	1,236,290
Permian Resources Corp.	62,811	856,114
Phillips 66	19,920	2,426,654
Valero Energy Corp.	11,891	1,542,976
		23,671,625
Personal Care, Drug & Grocery Stores — 1.0%
Albertsons Cos., Inc., Class A	62,716	1,135,160
CVS Health Corp.	52,061	2,939,364
Kroger Co. (The)	37,776	2,106,767
Spectrum Brands Holdings, Inc.	7,813	700,201
		6,881,492
Personal Goods — 0.9%
Carter's, Inc.	19,864	1,086,561
Columbia Sportswear Co.	8,623	693,893
Crocs, Inc. *	7,567	815,874
PVH Corp.	11,182	1,100,979
Ralph Lauren Corp.	7,528	1,490,017
VF Corp.	28,959	599,741
		5,787,065
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.4%
Amgen, Inc.	15,173	4,857,788
Bristol-Myers Squibb Co.	61,066	3,405,651
Fortrea Holdings, Inc. *	22,728	382,285
Gilead Sciences, Inc.	39,323	3,492,669
Jazz Pharmaceuticals plc *	7,343	807,950
Johnson & Johnson	56,194	8,983,173
Merck & Co., Inc.	47,446	4,854,675
Organon & Co.	25,163	472,561
Perrigo Co. plc	27,655	708,797
Pfizer, Inc.	172,594	4,884,410
Royalty Pharma plc, Class A	30,925	834,975
United Therapeutics Corp. *	4,541	1,698,198
Viatris, Inc.	131,894	1,529,970
		36,913,102
Real Estate Investment Trusts — 2.7%
Brixmor Property Group, Inc.	1,913	51,555
Cousins Properties, Inc.	25,902	793,378
EPR Properties	29,015	1,316,411
Equity Residential	3,394	238,836
Gaming and Leisure Properties, Inc.	18,156	911,250
Highwoods Properties, Inc.	43,365	1,454,462
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Host Hotels & Resorts, Inc.	53,608	924,202
Kilroy Realty Corp.	25,657	1,031,925
Kimco Realty Corp.	64,603	1,532,383
Medical Properties Trust, Inc. (a)	143,683	665,252
NNN REIT, Inc.	17,437	757,463
Omega Healthcare Investors, Inc.	38,369	1,629,531
Park Hotels & Resorts, Inc.	65,454	909,156
Regency Centers Corp.	11,767	840,634
Simon Property Group, Inc.	12,577	2,127,022
VICI Properties, Inc.	62,156	1,974,075
WP Carey, Inc.	15,169	845,217
		18,002,752
Retailers — 4.0%
Advance Auto Parts, Inc.	17,522	625,360
AutoNation, Inc. *	8,402	1,306,259
Bath & Body Works, Inc.	27,541	781,614
Best Buy Co., Inc.	18,185	1,644,469
Capri Holdings Ltd. *	4,508	88,988
Dick's Sporting Goods, Inc.	7,525	1,473,019
Dillard's, Inc., Class A	1,897	704,773
Dollar General Corp.	12,561	1,005,382
Gap, Inc. (The)	59,328	1,232,243
Home Depot, Inc. (The)	14,172	5,580,225
Kohl's Corp.	67,413	1,245,792
Lithia Motors, Inc., Class A	4,434	1,473,729
Macy's, Inc.	84,765	1,300,295
Murphy USA, Inc.	2,204	1,076,544
Nordstrom, Inc.	47,221	1,067,667
Penske Automotive Group, Inc.	7,912	1,191,310
Tapestry, Inc.	32,399	1,537,332
Target Corp.	15,519	2,328,471
Williams-Sonoma, Inc.	11,330	1,519,693
		27,183,165
Software & Computer Services — 19.7%
Akamai Technologies, Inc. *	16,920	1,710,274
Alphabet, Inc., Class A	85,744	14,671,656
Amdocs Ltd.	17,900	1,570,636
ANSYS, Inc. *	3,887	1,245,434
AppLovin Corp., Class A *	21,593	3,657,638
Aspen Technology, Inc. *	2,644	620,626
Bentley Systems, Inc., Class B	16,150	779,399
CACI International, Inc., Class A *	3,322	1,835,604
CCC Intelligent Solutions Holdings, Inc. *	30,741	320,014
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Clarivate plc *	203,086	1,340,368
Cognizant Technology Solutions Corp., Class A	28,734	2,143,269
Concentrix Corp.	18,894	803,184
DocuSign, Inc. *	16,432	1,140,052
Dolby Laboratories, Inc., Class A	20,216	1,473,746
DoubleVerify Holdings, Inc. *	60,781	1,036,316
Dropbox, Inc., Class A *	61,613	1,592,696
Dun & Bradstreet Holdings, Inc.	117,793	1,400,559
DXC Technology Co. *	51,679	1,026,345
Dynatrace, Inc. *	7,553	406,351
EPAM Systems, Inc. *	7,605	1,434,683
F5, Inc. *	7,863	1,838,998
Gen Digital, Inc.	63,646	1,852,735
Globant SA *	4,880	1,024,263
GoDaddy, Inc., Class A *	11,936	1,990,925
Hewlett Packard Enterprise Co.	104,183	2,030,527
IAC, Inc. *	15,368	736,896
Informatica, Inc., Class A *	31,138	850,067
International Business Machines Corp.	28,154	5,819,995
Intuit, Inc.	8,059	4,918,408
KBR, Inc.	23,934	1,603,817
Leidos Holdings, Inc.	11,621	2,128,502
Maplebear, Inc. *	23,729	1,046,449
Match Group, Inc. *	42,089	1,516,467
Meta Platforms, Inc., Class A	25,868	14,682,159
Microsoft Corp.	29,511	11,991,795
Okta, Inc. *	11,575	832,127
Oracle Corp.	46,249	7,762,432
Parsons Corp. *	9,321	1,008,159
Paycom Software, Inc.	9,523	1,990,593
Pegasystems, Inc.	19,862	1,577,837
PTC, Inc. *	6,390	1,184,259
Roper Technologies, Inc.	4,906	2,638,103
Salesforce, Inc.	27,475	8,005,391
Science Applications International Corp.	10,905	1,573,482
SS&C Technologies Holdings, Inc.	22,962	1,605,733
Teradata Corp. *	27,138	874,658
Twilio, Inc., Class A *	26,334	2,123,837
UiPath, Inc., Class A *	65,342	807,627
Unity Software, Inc. *	44,919	901,974
VeriSign, Inc. *	5,162	912,848
Workday, Inc., Class A *	7,400	1,730,490
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Zoom Video Communications, Inc., Class A *	25,778	1,926,648
ZoomInfo Technologies, Inc. *	142,463	1,574,216
		133,271,267
Technology Hardware & Equipment — 14.9%
Allegro MicroSystems, Inc. (Japan) *	195	4,064
Amkor Technology, Inc.	18,893	480,827
Amphenol Corp., Class A	49,397	3,310,587
Analog Devices, Inc.	17,823	3,976,489
Apple, Inc.	58,602	13,238,778
Applied Materials, Inc.	27,136	4,927,355
Arrow Electronics, Inc. *	11,444	1,358,059
Avnet, Inc.	27,535	1,492,672
Broadcom, Inc.	78,302	13,293,331
CDW Corp.	9,237	1,738,680
Cirrus Logic, Inc. *	11,019	1,210,107
Corning, Inc.	49,804	2,370,172
Dell Technologies, Inc., Class C	19,042	2,354,162
Entegris, Inc.	8,188	857,365
GLOBALFOUNDRIES, Inc. * (a)	34,468	1,258,082
HP, Inc.	61,188	2,173,398
Intel Corp.	169,861	3,655,409
IPG Photonics Corp. *	12,986	1,051,347
Jabil, Inc.	15,379	1,893,001
KLA Corp.	5,012	3,339,145
Lam Research Corp.	48,388	3,597,648
Marvell Technology, Inc.	38,024	3,046,103
Microchip Technology, Inc.	29,909	2,194,423
Micron Technology, Inc.	29,606	2,950,238
NetApp, Inc.	16,147	1,861,911
ON Semiconductor Corp. *	29,101	2,051,329
Qorvo, Inc. *	14,587	1,039,470
QUALCOMM, Inc.	34,608	5,633,144
Skyworks Solutions, Inc.	16,833	1,474,234
TD SYNNEX Corp.	13,388	1,544,306
Teradyne, Inc.	14,293	1,518,059
Texas Instruments, Inc.	28,118	5,712,453
Universal Display Corp.	8,097	1,460,051
Vertiv Holdings Co., Class A	24,469	2,674,217
		100,740,616
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	91,432	5,007,731
Telecommunications Service Providers — 1.4%
AT&T, Inc.	206,890	4,663,301
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	139

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Comcast Corp., Class A	78,207	3,415,300
Verizon Communications, Inc.	33,687	1,419,233
		9,497,834
Tobacco — 1.1%
Altria Group, Inc.	64,539	3,514,794
Philip Morris International, Inc.	29,309	3,889,304
		7,404,098
Travel & Leisure — 2.1%
Aramark	23,559	891,237
Boyd Gaming Corp.	17,073	1,182,988
Darden Restaurants, Inc.	9,507	1,521,310
Delta Air Lines, Inc.	30,081	1,721,235
Las Vegas Sands Corp.	20,984	1,088,020
Marriott Vacations Worldwide Corp.	15,026	1,157,453
MGM Resorts International *	33,188	1,223,642
Travel + Leisure Co.	24,413	1,167,186
United Airlines Holdings, Inc. *	21,485	1,681,416
Vail Resorts, Inc.	3,214	532,528
Wendy's Co. (The)	52,554	1,004,307
Wyndham Hotels & Resorts, Inc.	9,661	853,259
		14,024,581
Total Common Stocks (Cost $632,641,380)		675,767,154
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.8%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)(Cost $407,337)	407,337	407,337
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $5,014,297)	5,014,297	5,014,297
Total Short-Term Investments (Cost $5,421,634)		5,421,634
Total Investments — 100.6% (Cost $638,063,014)		681,188,788
Liabilities in Excess of Other Assets — (0.6)%		(4,371,745)
NET ASSETS — 100.0%		676,817,043

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $4,755,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	12/20/2024	USD	573,650	4,577

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
ASSETS:
Investments in non-affiliates, at value	$7,112,203,923	$4,625,840,188	$605,414,131	$6,615,924,433
Investments in affiliates, at value	—	—	9,314,174	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	227,654,452	35,199,421	47,125	75,600,705
Cash	—	11,891	92,217	11,512
Foreign currency, at value	44,104,908	22,649,384	144,294	21,351,387
Deposits at broker for futures contracts	3,180,070	1,710,804	300,125	3,806,215
Receivables:
Dividends from non-affiliates	19,751,969	1,002,221	621,888	4,966,692
Dividends from affiliates	—	—	1,226	—
Tax reclaims	—	70,940	44,640	31,853,843
Securities lending income (See Note 2.C.)	463,029	11,051	2,046	22,874
Total Assets	7,407,358,351	4,686,495,900	615,981,866	6,753,537,661
LIABILITIES:
Payables:
Due to custodian	6,033	—	—	—
Collateral received on securities loaned (See Note 2.C.)	227,654,452	35,199,421	47,125	75,600,705
Variation margin on futures contracts	816,671	494,132	22,800	537,081
Accrued liabilities:
Management fees (See Note 3.A.)	1,207,064	800,588	77,565	573,464
Deferred foreign capital gains tax	—	—	4,898,995	—
Total Liabilities	229,684,220	36,494,141	5,046,485	76,711,250
Net Assets	$7,177,674,131	$4,650,001,759	$610,935,381	$6,676,826,411
NET ASSETS:
Paid-in-Capital	$5,776,703,828	$4,979,662,302	$550,543,771	$6,984,380,056
Total distributable earnings (loss)	1,400,970,303	(329,660,543)	60,391,610	(307,553,645)
Total Net Assets	$7,177,674,131	$4,650,001,759	$610,935,381	$6,676,826,411
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	101,448,911	91,548,641	11,400,000	113,349,596
Net asset value, per share	$70.75	$50.79	$53.59	$58.90
Cost of investments in non-affiliates	$5,487,417,829	$4,541,173,014	$535,086,259	$6,476,980,194
Cost of investments in affiliates	—	—	9,314,174	—
Cost of foreign currency	44,801,935	23,238,179	144,343	21,177,820
Investment securities on loan, at value (See Note 2.C.)	214,630,911	33,015,720	44,926	70,146,036
Cost of investment of cash collateral (See Note 2.C.)	227,654,452	35,199,421	47,125	75,600,705
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	141

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$4,725,129,767	$11,622,754,266	$3,941,037,317	$1,754,465,422
Investments in affiliates, at value	19,826,097	—	70,414,934	8,076,683
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	15,951,317	63,807,415	2,976,209	46,831,039
Cash	94,649	10,000	73,799	30,977
Foreign currency, at value	765,282	30,144,120	—	—
Deposits at broker for futures contracts	1,377,975	8,353,084	1,076,000	623,000
Receivables:
Investment securities sold	1,302,487	13,271,096	—	117,362
Fund shares sold	—	—	170,547	31
Dividends from non-affiliates	12,504,324	102,762,470	2,037,296	489,816
Dividends from affiliates	2,609	—	2,559	1,063
Tax reclaims	7,452,784	—	—	—
Securities lending income (See Note 2.C.)	10,990	17,150	130	29,945
Total Assets	4,784,418,281	11,841,119,601	4,017,788,791	1,810,665,338
LIABILITIES:
Payables:
Investment securities purchased	10,442	—	77,106	—
Collateral received on securities loaned (See Note 2.C.)	15,951,317	63,807,415	2,976,209	46,831,039
Fund shares redeemed	—	336,802	—	369,044
Variation margin on futures contracts	158,331	72,151	421,609	113,939
Accrued liabilities:
Management fees (See Note 3.A.)	280,651	1,980,748	61,146	101,513
Total Liabilities	16,400,741	66,197,116	3,536,070	47,415,535
Net Assets	$4,768,017,540	$11,774,922,485	$4,014,252,721	$1,763,249,803
NET ASSETS:
Paid-in-Capital	$4,365,182,797	$11,675,341,955	$3,226,232,595	$1,876,075,809
Total distributable earnings (loss)	402,834,743	99,580,530	788,020,126	(112,826,006)
Total Net Assets	$4,768,017,540	$11,774,922,485	$4,014,252,721	$1,763,249,803
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	80,200,000	209,997,548	39,050,000	18,700,000
Net asset value, per share	$59.45	$56.07	$102.80	$94.29
Cost of investments in non-affiliates	$4,174,055,529	$11,087,142,678	$3,121,479,372	$1,516,499,644
Cost of investments in affiliates	19,826,097	—	54,872,833	8,076,683
Cost of foreign currency	764,891	29,351,579	—	—
Investment securities on loan, at value (See Note 2.C.)	14,623,602	59,851,638	2,733,380	44,757,999
Cost of investment of cash collateral (See Note 2.C.)	15,951,317	63,807,415	2,976,209	46,831,039
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$506,940,023	$7,662,568	$322,197,615	$337,138,788
Investments in affiliates, at value	4,153,660	3,215	1,185,453	476,589
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	19,349,471	—	—	3,907,539
Cash	12,296	99	182,573	67,818
Foreign currency, at value	—	—	188,556	85,734
Deposits at broker for futures contracts	299,000	—	114,389	214,180
Receivables:
Investment securities sold	6,118	—	95	—
Fund shares sold	—	11,645	—	—
Dividends from non-affiliates	164,168	2,152	554,386	1,319,081
Dividends from affiliates	547	1	156	64
Tax reclaims	—	—	—	711,215
Securities lending income (See Note 2.C.)	32,075	—	565	1,223
Due from adviser	—	2,547	—	—
Total Assets	530,957,358	7,682,227	324,423,788	343,922,231
LIABILITIES:
Payables:
Investment securities purchased	—	8,445	59,973	500,453
Collateral received on securities loaned (See Note 2.C.)	19,349,471	—	—	3,907,539
Fund shares redeemed	68,770	—	—	—
Variation margin on futures contracts	75,606	—	960	7,120
Accrued liabilities:
Management fees (See Note 3.A.)	36,674	—	120,351	107,134
Deferred foreign capital gains tax	—	—	1,822,589	—
Total Liabilities	19,530,521	8,445	2,003,873	4,522,246
Net Assets	$511,426,837	$7,673,782	$322,419,915	$339,399,985
NET ASSETS:
Paid-in-Capital	$655,043,552	$10,267,092	$336,073,315	$498,158,672
Total distributable earnings (loss)	(143,616,715)	(2,593,310)	(13,653,400)	(158,758,687)
Total Net Assets	$511,426,837	$7,673,782	$322,419,915	$339,399,985
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	7,700,000	100,000	6,000,000	6,000,000
Net asset value, per share	$66.42	$76.74	$53.74	$56.57
Cost of investments in non-affiliates	$471,396,758	$7,354,411	$290,853,816	$326,597,740
Cost of investments in affiliates	4,153,660	3,215	1,185,453	476,611
Cost of foreign currency	—	—	188,529	86,210
Investment securities on loan, at value (See Note 2.C.)	17,904,280	—	—	3,667,019
Cost of investment of cash collateral (See Note 2.C.)	19,349,471	—	—	3,907,539
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	143

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
ASSETS:
Investments in non-affiliates, at value	$435,621,027	$406,839,310	$496,808,231	$1,156,462,324
Investments in affiliates, at value	712,498	515,360	773,904	2,150,007
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	182,000	167,244	12,534,155	1,591,982
Cash	15,611	7,333	3,319	7,240
Deposits at broker for futures contracts	156,000	139,300	220,000	222,140
Receivables:
Investment securities sold	50,283	—	76,472	—
Fund shares sold	—	—	27	—
Dividends from non-affiliates	409,013	279,094	203,287	493,550
Dividends from affiliates	94	68	102	283
Securities lending income (See Note 2.C.)	18	57	16,544	326
Total Assets	437,146,544	407,947,766	510,636,041	1,160,927,852
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	182,000	167,244	12,534,155	1,591,982
Fund shares redeemed	65,130	—	156,117	—
Variation margin on futures contracts	13,435	8,418	15,942	49,059
Accrued liabilities:
Management fees (See Note 3.A.)	65,304	81,004	124,529	115,968
Total Liabilities	325,869	256,666	12,830,743	1,757,009
Net Assets	$436,820,675	$407,691,100	$497,805,298	$1,159,170,843
NET ASSETS:
Paid-in-Capital	$405,252,694	$388,797,233	$505,748,788	$1,086,558,249
Total distributable earnings (loss)	31,567,981	18,893,867	(7,943,490)	72,612,594
Total Net Assets	$436,820,675	$407,691,100	$497,805,298	$1,159,170,843
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,725,000	3,950,000	10,650,000	20,325,000
Net asset value, per share	$117.27	$103.21	$46.74	$57.03
Cost of investments in non-affiliates	$350,689,333	$348,351,901	$457,666,772	$1,021,775,446
Cost of investments in affiliates	712,498	515,360	773,904	2,150,007
Investment securities on loan, at value (See Note 2.C.)	173,960	156,563	11,503,685	1,363,018
Cost of investment of cash collateral (See Note 2.C.)	182,000	167,244	12,534,155	1,591,982
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$5,017,105,409	$675,767,154
Investments in affiliates, at value	4,594,496	407,337
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	6,177,185	5,014,297
Cash	20,449	14,872
Deposits at broker for futures contracts	361,400	229,800
Receivables:
Fund shares sold	11,749	—
Dividends from non-affiliates	3,072,586	473,222
Dividends from affiliates	605	54
Securities lending income (See Note 2.C.)	7,209	991
Total Assets	5,031,351,088	681,907,727
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	6,177,185	5,014,297
Fund shares redeemed	11,749	—
Variation margin on futures contracts	121,275	11,505
Accrued liabilities:
Management fees (See Note 3.A.)	519,236	64,882
Total Liabilities	6,829,445	5,090,684
Net Assets	$5,024,521,643	$676,817,043
NET ASSETS:
Paid-in-Capital	$4,602,343,130	$721,454,209
Total distributable earnings (loss)	422,178,513	(44,637,166)
Total Net Assets	$5,024,521,643	$676,817,043
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	89,900,000	15,750,000
Net asset value, per share	$55.89	$42.97
Cost of investments in non-affiliates	$4,477,615,275	$632,641,380
Cost of investments in affiliates	4,594,496	407,337
Investment securities on loan, at value (See Note 2.C.)	5,918,394	4,755,611
Cost of investment of cash collateral (See Note 2.C.)	6,177,185	5,014,297
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	145

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$101,647	$108,298	$10,842	$5,106,306
Interest income from affiliates	7,041	187,206	10,718	203,805
Dividend income from non-affiliates	212,406,154	189,005,030	16,957,980	249,347,255
Dividend income from affiliates	—	—	343,787	—
Income from securities lending (net) (See Note 2.C.)	4,573,250	84,949	16,072	1,062,661
Foreign taxes withheld (net)	(30,703,705)	(1,772,790)	(1,989,981)	(26,212,582)
Total investment income	186,384,387	187,612,693	15,349,418	229,507,445
EXPENSES:
Management fees (See Note 3.A.)	13,050,370	8,521,830	868,580	6,333,098
Interest expense to non-affiliates	—	2,086	380	7,434
Interest expense to affiliates	743	8,000	2,554	5,405
Total expenses	13,051,113	8,531,916	871,514	6,345,937
Net investment income (loss)	173,333,274	179,080,777	14,477,904	223,161,508
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(55,587,086)	(86,180,212)	(4,483,888)(a)	(132,697,583)
In-kind redemptions of investments in non-affiliates (See Note 4)	265,060,607	84,473,661	1,615,967	249,472,879
Futures contracts	8,730,955	9,052,545	708,873	9,998,096
Foreign currency transactions	513,610	3,768,378	(35,822)	2,201,059
Net realized gain (loss)	218,718,086	11,114,372	(2,194,870)	128,974,451
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,398,700,675	680,204,328	102,541,702 (b)	963,947,892
Futures contracts	1,591,278	(300,508)	295,626	1,512,839
Foreign currency translations	(641,211)	(684,983)	(19,390)	1,427,419
Change in net unrealized appreciation/depreciation	1,399,650,742	679,218,837	102,817,938	966,888,150
Net realized/unrealized gains (losses)	1,618,368,828	690,333,209	100,623,068	1,095,862,601
Change in net assets resulting from operations	$1,791,702,102	$869,413,986	$115,100,972	$1,319,024,109

(a)
Net of foreign capital gains tax of $(379,750).
(b)
Net of change in foreign capital gains tax of $(4,468,966).
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$53,715	$—	$60,708	$38,896
Interest income from affiliates	8,459	1,833	518	388
Dividend income from non-affiliates	132,974,962	267,911,066	43,769,707	21,206,903
Dividend income from affiliates	1,282,447	—	1,959,803	573,702
Income from securities lending (net) (See Note 2.C.)	386,128	348,061	119,286	456,927
Foreign taxes withheld (net)	(12,130,462)	(26,780,401)	—	—
Total investment income	122,575,249	241,480,559	45,910,022	22,276,816
EXPENSES:
Management fees (See Note 3.A.)	2,908,845	21,274,025	612,905	1,148,824
Interest expense to non-affiliates	—	23,306	2,938	2,407
Interest expense to affiliates	3,230	86,503	33	6,932
Total expenses	2,912,075	21,383,834	615,876	1,158,163
Net investment income (loss)	119,663,174	220,096,725	45,294,146	21,118,653
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(56,437,564)	(215,223,673)	(14,423,568)	(64,484,177)
Investments in affiliates	—	—	(22,052)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	107,145,190	431,908,582	52,194,280	164,646,752
In-kind redemptions of investments in affiliates (See Note 4)	—	—	733,789	—
Futures contracts	6,986,012	4,435,678	5,003,526	3,293,925
Foreign currency transactions	66,933	(4,795,318)	—	—
Net realized gain (loss)	57,760,571	216,325,269	43,485,975	103,456,500
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	572,163,742	1,221,612,670	821,276,705	351,626,527
Investments in affiliates	—	—	15,259,904	2,499
Futures contracts	321,850	705,582	1,006,175	1,227,194
Foreign currency translations	(286,132)	(4,091,170)	—	—
Change in net unrealized appreciation/depreciation	572,199,460	1,218,227,082	837,542,784	352,856,220
Net realized/unrealized gains (losses)	629,960,031	1,434,552,351	881,028,759	456,312,720
Change in net assets resulting from operations	$749,623,205	$1,654,649,076	$926,322,905	$477,431,373
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	147

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$24,217	$298	$2,198	$8,077
Interest income from affiliates	348	2	38,926	416
Dividend income from non-affiliates	6,970,480	66,889	14,771,569	14,503,563
Dividend income from affiliates	297,491	554	33,084	32,286
Non-cash dividend income from non-affiliates	730,102	—	—	—
Income from securities lending (net) (See Note 2.C.)	669,550	—	948	36,684
Foreign taxes withheld (net)	—	—	(1,454,027)	(1,103,148)
Total investment income	8,692,188	67,743	13,392,698	13,477,878
EXPENSES:
Management fees (See Note 3.A.)	516,569	8,064	1,378,704	1,361,735
Interest expense to non-affiliates	1,249	—	—	—
Interest expense to affiliates	3,462	—	1,853	7,234
Total expenses	521,280	8,064	1,380,557	1,368,969
Net investment income (loss)	8,170,908	59,679	12,012,141	12,108,909
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(101,217,306)	(233,210)	(161,790)(a)	329,040
Investments in affiliates	—	—	—	1,389
In-kind redemptions of investments in non-affiliates (See Note 4)	110,830,634	1,360,638	1,302,493	6,933,337
Futures contracts	1,249,736	3,337	160,394	246,473
Foreign currency transactions	—	—	(182,600)	16,501
Forward foreign currency exchange contracts	—	—	(987)	—
Net realized gain (loss)	10,863,064	1,130,765	1,117,510	7,526,740
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	182,731,732	517,451	32,216,846 (b)	50,456,221
Investments in affiliates	700	—	—	(53)
Futures contracts	338,532	743	22,440	36,692
Foreign currency translations	—	—	13,496	(9,682)
Change in net unrealized appreciation/depreciation	183,070,964	518,194	32,252,782	50,483,178
Net realized/unrealized gains (losses)	193,934,028	1,648,959	33,370,292	58,009,918
Change in net assets resulting from operations	$202,104,936	$1,708,638	$45,382,433	$70,118,827

(a)
Net of foreign capital gains tax of $(396,806).
(b)
Net of change in foreign capital gains tax of $(1,314,455).
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$15,029	$12,839	$9,028	$7,055
Interest income from affiliates	346	255	373	255
Dividend income from non-affiliates	10,083,059	7,851,780	8,430,150	8,270,240
Dividend income from affiliates	40,762	34,077	56,442	56,840
Non-cash dividend income from non-affiliates	—	—	1,103,454	—
Income from securities lending (net) (See Note 2.C.)	13,209	23,443	314,004	1,673
Total investment income	10,152,405	7,922,394	9,913,451	8,336,063
EXPENSES:
Management fees (See Note 3.A.)	780,507	901,421	1,370,591	949,805
Interest expense to affiliates	112	2,002	3,645	7,832
Total expenses	780,619	903,423	1,374,236	957,637
Net investment income (loss)	9,371,786	7,018,971	8,539,215	7,378,426
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,510,955	(8,165,730)	4,543,514	(19,464,433)
In-kind redemptions of investments in non-affiliates (See Note 4)	23,964,005	20,537,811	22,464,924	106,002,670
Futures contracts	330,427	228,000	578,560	302,077
Net realized gain (loss)	28,805,387	12,600,081	27,586,998	86,840,314
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	79,315,722	77,039,008	71,838,410	121,296,856
Investments in affiliates	200	199	900	—
Futures contracts	(5,746)	(5,857)	19,662	(5,125)
Change in net unrealized appreciation/depreciation	79,310,176	77,033,350	71,858,972	121,291,731
Net realized/unrealized gains (losses)	108,115,563	89,633,431	99,445,970	208,132,045
Change in net assets resulting from operations	$117,487,349	$96,652,402	$107,985,185	$215,510,471
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	149

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$18,734	$19,706
Interest income from affiliates	823	211
Dividend income from non-affiliates	59,592,807	18,416,749
Dividend income from affiliates	335,845	74,130
Income from securities lending (net) (See Note 2.C.)	1,960,704	391,756
Total investment income	61,908,913	18,902,552
EXPENSES:
Management fees (See Note 3.A.)	4,813,488	893,468
Interest expense to affiliates	5,000	1,573
Total expenses	4,818,488	895,041
Net investment income (loss)	57,090,425	18,007,511
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(51,082,811)	(6,867,305)
In-kind redemptions of investments in non-affiliates (See Note 4)	457,405,732	90,236,464
Futures contracts	1,863,274	629,335
Net realized gain (loss)	408,186,195	83,998,494
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	548,573,152	106,690,623
Investments in affiliates	3,799	200
Futures contracts	10,752	17,148
Change in net unrealized appreciation/depreciation	548,587,703	106,707,971
Net realized/unrealized gains (losses)	956,773,898	190,706,465
Change in net assets resulting from operations	$1,013,864,323	$208,713,976
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$173,333,274	$162,247,128	$179,080,777	$173,601,115
Net realized gain (loss)	218,718,086	117,082,989	11,114,372	(47,836,361)
Change in net unrealized appreciation/depreciation	1,399,650,742	(344,168,709)	679,218,837	7,518,922
Change in net assets resulting from operations	1,791,702,102	(64,838,592)	869,413,986	133,283,676
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(173,065,727)	(154,798,545)	(205,686,432)	(149,063,924)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(127,936,956)	262,338,554	176,371,689	413,671,860
NET ASSETS:
Change in net assets	1,490,699,419	42,701,417	840,099,243	397,891,612
Beginning of period	5,686,974,712	5,644,273,295	3,809,902,516	3,412,010,904
End of period	$7,177,674,131	$5,686,974,712	$4,650,001,759	$3,809,902,516
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$583,887,773	$729,964,543	$504,075,894	$599,967,907
Cost of shares redeemed	(711,824,729)	(467,625,989)	(327,704,205)	(186,296,047)
Total change in net assets resulting from capital transactions	$(127,936,956)	$262,338,554	$176,371,689	$413,671,860
SHARE TRANSACTIONS:
Issued	8,900,000	12,300,000	10,600,000	11,550,000
Redeemed	(10,550,000)	(7,700,000)	(6,500,000)	(3,900,000)
Net increase (decrease) in shares from share transactions	(1,650,000)	4,600,000	4,100,000	7,650,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	151

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Emerging Markets Equity ETF		JPMorgan BetaBuilders Europe ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,477,904	$7,160,694	$223,161,508	$240,438,252
Net realized gain (loss)	(2,194,870)	(1,025,916)	128,974,451	307,603,821
Change in net unrealized appreciation/depreciation	102,817,938	(37,361,086)	966,888,150	67,083,048
Change in net assets resulting from operations	115,100,972	(31,226,308)	1,319,024,109	615,125,121
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,449,955)	(6,595,002)	(226,908,416)	(236,546,537)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,878,750	521,226,924	441,350,143	1,237,094,232
NET ASSETS:
Change in net assets	127,529,767	483,405,614	1,533,465,836	1,615,672,816
Beginning of period	483,405,614	—	5,143,360,575	3,527,687,759
End of period	$610,935,381	$483,405,614	$6,676,826,411	$5,143,360,575
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$49,984,032	$521,696,199	$1,780,131,365	$5,755,955,092
Cost of shares redeemed	(22,105,282)	(469,275)	(1,338,781,222)	(4,518,860,860)
Total change in net assets resulting from capital transactions	$27,878,750	$521,226,924	$441,350,143	$1,237,094,232
SHARE TRANSACTIONS:
Issued	1,000,000	10,800,000	31,300,000	109,050,000
Redeemed	(400,000)	—	(22,150,000)	(85,750,000)
Net increase in shares from share transactions	600,000	10,800,000	9,150,000	23,300,000

(a)
Commencement of operations was May 10, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan BetaBuilders International Equity ETF		JPMorgan BetaBuilders Japan ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$119,663,174	$102,334,948	$220,096,725	$164,453,628
Net realized gain (loss)	57,760,571	24,661,242	216,325,269	(25,682,690)
Change in net unrealized appreciation/depreciation	572,199,460	261,606,407	1,218,227,082	946,314,427
Change in net assets resulting from operations	749,623,205	388,602,597	1,654,649,076	1,085,085,365
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(137,365,224)	(88,690,220)	(294,824,859)	(102,173,384)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	595,462,882	550,286,782	1,617,788,334	1,603,160,390
NET ASSETS:
Change in net assets	1,207,720,863	850,199,159	2,977,612,551	2,586,072,371
Beginning of period	3,560,296,677	2,710,097,518	8,797,309,934	6,211,237,563
End of period	$4,768,017,540	$3,560,296,677	$11,774,922,485	$8,797,309,934
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$956,731,978	$829,640,586	$3,128,983,059	$1,810,441,192
Cost of shares redeemed	(361,269,096)	(279,353,804)	(1,511,194,725)	(207,280,802)
Total change in net assets resulting from capital transactions	$595,462,882	$550,286,782	$1,617,788,334	$1,603,160,390
SHARE TRANSACTIONS:
Issued	15,800,000	15,400,000	55,900,000	36,000,000
Redeemed	(6,200,000)	(5,400,000)	(26,600,000)	(4,300,000)
Net increase in shares from share transactions	9,600,000	10,000,000	29,300,000	31,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	153

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Equity ETF		JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$45,294,146	$26,495,941	$21,118,653	$22,537,760
Net realized gain (loss)	43,485,975	24,298,633	103,456,500	(28,126,236)
Change in net unrealized appreciation/depreciation	837,542,784	63,499,407	352,856,220	(33,375,136)
Change in net assets resulting from operations	926,322,905	114,293,981	477,431,373	(38,963,612)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(43,394,093)	(24,912,196)	(21,955,852)	(22,224,476)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	958,285,410	807,133,106	(106,388,209)	84,786,233
NET ASSETS:
Change in net assets	1,841,214,222	896,514,891	349,087,312	23,598,145
Beginning of period	2,173,038,499	1,276,523,608	1,414,162,491	1,390,564,346
End of period	$4,014,252,721	$2,173,038,499	$1,763,249,803	$1,414,162,491
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,090,914,484	$995,179,712	$381,818,755	$549,541,390
Cost of shares redeemed	(132,629,074)	(188,046,606)	(488,206,964)	(464,755,157)
Total change in net assets resulting from capital transactions	$958,285,410	$807,133,106	$(106,388,209)	$84,786,233
SHARE TRANSACTIONS:
Issued	11,600,000	13,050,000	4,400,000	7,175,000
Redeemed	(1,400,000)	(2,600,000)	(5,600,000)	(6,050,000)
Net increase (decrease) in shares from share transactions	10,200,000	10,450,000	(1,200,000)	1,125,000
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF		JPMorgan Carbon Transition U.S. Equity ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,170,908	$11,065,965	$59,679	$303,381
Net realized gain (loss)	10,863,064	16,660,435	1,130,765	2,054,177
Change in net unrealized appreciation/depreciation	183,070,964	(89,898,651)	518,194	(163,996)
Change in net assets resulting from operations	202,104,936	(62,172,251)	1,708,638	2,193,562
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(9,286,017)	(10,398,310)	(91,665)	(313,724)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(305,114,969)	201,531,188	383,670	(17,154,380)
NET ASSETS:
Change in net assets	(112,296,050)	128,960,627	2,000,643	(15,274,542)
Beginning of period	623,722,887	494,762,260	5,673,139	20,947,681
End of period	$511,426,837	$623,722,887	$7,673,782	$5,673,139
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$264,828,166	$478,587,958	$7,403,123	$4,177,902
Cost of shares redeemed	(569,943,135)	(277,056,770)	(7,019,453)	(21,332,282)
Total change in net assets resulting from capital transactions	$(305,114,969)	$201,531,188	$383,670	$(17,154,380)
SHARE TRANSACTIONS:
Issued	4,525,000	8,625,000	100,000	75,000
Redeemed	(9,450,000)	(5,050,000)	(100,000)	(375,000)
Net increase (decrease) in shares from share transactions	(4,925,000)	3,575,000	—	(300,000)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	155

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return International Equity ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,012,141	$11,177,230	$12,108,909	$22,166,755
Net realized gain (loss)	1,117,510	(4,876,927)	7,526,740	(2,043,729)
Change in net unrealized appreciation/depreciation	32,252,782	9,574,548	50,483,178	99,573,852
Change in net assets resulting from operations	45,382,433	15,874,851	70,118,827	119,696,878
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,003,945)	(10,712,059)	(17,692,014)	(21,332,208)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,542,525	100,409,884	(66,202,207)	(416,251,431)
NET ASSETS:
Change in net assets	52,921,013	105,572,676	(13,775,394)	(317,886,761)
Beginning of period	269,498,902	163,926,226	353,175,379	671,062,140
End of period	$322,419,915	$269,498,902	$339,399,985	$353,175,379
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$32,606,560	$119,933,807	$30,329	$35,996,019
Cost of shares redeemed	(11,064,035)	(19,523,923)	(66,232,536)	(452,247,450)
Total change in net assets resulting from capital transactions	$21,542,525	$100,409,884	$(66,202,207)	$(416,251,431)
SHARE TRANSACTIONS:
Issued	600,000	2,400,000	—	700,000
Redeemed	(200,000)	(400,000)	(1,200,000)	(8,600,000)
Net increase (decrease) in shares from share transactions	400,000	2,000,000	(1,200,000)	(7,900,000)
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,371,786	$11,334,670	$7,018,971	$6,090,886
Net realized gain (loss)	28,805,387	19,512,453	12,600,081	13,390,937
Change in net unrealized appreciation/depreciation	79,310,176	(30,077,329)	77,033,350	(28,014,797)
Change in net assets resulting from operations	117,487,349	769,794	96,652,402	(8,532,974)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(9,649,355)	(11,826,601)	(7,087,097)	(5,959,752)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(91,183,360)	(76,059,605)	8,061,848	57,036,143
NET ASSETS:
Change in net assets	16,654,634	(87,116,412)	97,627,153	42,543,417
Beginning of period	420,166,041	507,282,453	310,063,947	267,520,530
End of period	$436,820,675	$420,166,041	$407,691,100	$310,063,947
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$10,863,233	$88,108,412	$82,491,746	$179,548,242
Cost of shares redeemed	(102,046,593)	(164,168,017)	(74,429,898)	(122,512,099)
Total change in net assets resulting from capital transactions	$(91,183,360)	$(76,059,605)	$8,061,848	$57,036,143
SHARE TRANSACTIONS:
Issued	100,000	925,000	875,000	2,100,000
Redeemed	(975,000)	(1,725,000)	(775,000)	(1,450,000)
Net increase (decrease) in shares from share transactions	(875,000)	(800,000)	100,000	650,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	157

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Small Cap Equity ETF		JPMorgan U.S. Momentum Factor ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,539,215	$7,393,908	$7,378,426	$3,480,550
Net realized gain (loss)	27,586,998	(163,118)	86,840,314	(18,056,194)
Change in net unrealized appreciation/depreciation	71,858,972	(28,884,944)	121,291,731	25,907,183
Change in net assets resulting from operations	107,985,185	(21,654,154)	215,510,471	11,331,539
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(8,638,889)	(6,840,045)	(6,298,065)	(3,468,175)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	12,250,696	127,769,508	648,031,851	64,740,104
NET ASSETS:
Change in net assets	111,596,992	99,275,309	857,244,257	72,603,468
Beginning of period	386,208,306	286,932,997	301,926,586	229,323,118
End of period	$497,805,298	$386,208,306	$1,159,170,843	$301,926,586
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$105,671,103	$264,275,154	$941,475,520	$72,582,485
Cost of shares redeemed	(93,420,407)	(136,505,646)	(293,443,669)	(7,842,381)
Total change in net assets resulting from capital transactions	$12,250,696	$127,769,508	$648,031,851	$64,740,104
SHARE TRANSACTIONS:
Issued	2,425,000	6,600,000	18,200,000	1,750,000
Redeemed	(2,125,000)	(3,450,000)	(5,425,000)	(200,000)
Net increase in shares from share transactions	300,000	3,150,000	12,775,000	1,550,000
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan U.S. Quality Factor ETF		JPMorgan U.S. Value Factor ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57,090,425	$20,412,132	$18,007,511	$15,715,710
Net realized gain (loss)	408,186,195	36,070,927	83,998,494	2,098,503
Change in net unrealized appreciation/depreciation	548,587,703	7,321,870	106,707,971	(16,775,755)
Change in net assets resulting from operations	1,013,864,323	63,804,929	208,713,976	1,038,458
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(53,090,759)	(17,505,540)	(18,627,808)	(15,133,809)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,661,524,473	1,776,196,110	(196,914,746)	253,657,252
NET ASSETS:
Change in net assets	2,622,298,037	1,822,495,499	(6,828,578)	239,561,901
Beginning of period	2,402,223,606	579,728,107	683,645,621	444,083,720
End of period	$5,024,521,643	$2,402,223,606	$676,817,043	$683,645,621
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,198,913,560	$2,091,392,700	$267,657,833	$686,426,951
Cost of shares redeemed	(1,537,389,087)	(315,196,590)	(464,572,579)	(432,769,699)
Total change in net assets resulting from capital transactions	$1,661,524,473	$1,776,196,110	$(196,914,746)	$253,657,252
SHARE TRANSACTIONS:
Issued	62,400,000	49,250,000	6,650,000	19,700,000
Redeemed	(29,450,000)	(7,500,000)	(11,400,000)	(12,700,000)
Net increase (decrease) in shares from share transactions	32,950,000	41,750,000	(4,750,000)	7,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders Canada ETF
Year Ended October 31, 2024	$55.16	$1.66	$15.59	$17.25	$(1.66)
Year Ended October 31, 2023	57.30	1.63	(2.21)	(0.58)	(1.56)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)
Year Ended October 31, 2021 (f)	45.99	1.38	21.78	23.16	(1.35)
Year Ended October 31, 2020 (f)	49.78	1.29	(3.82)	(2.53)	(1.26)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Year Ended October 31, 2024	43.57	1.95	7.51	9.46	(2.24)
Year Ended October 31, 2023	42.76	2.00	0.51	2.51	(1.70)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)
Year Ended October 31, 2021 (f)	44.97	2.44	11.48	13.92	(2.00)
Year Ended October 31, 2020 (f)	50.63	1.58	(5.65)	(4.07)	(1.59)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Year Ended October 31, 2024	44.76	1.27	8.90	10.17	(1.34)
May 10, 2023 (g) through October 31, 2023	47.67	0.80	(3.09)	(2.29)	(0.62)
JPMorgan BetaBuilders Europe ETF
Year Ended October 31, 2024	49.36	1.85	9.46	11.31	(1.77)
Year Ended October 31, 2023	43.61	1.92	5.46	7.38	(1.63)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)
Year Ended October 31, 2021 (f)	43.29	1.67	16.19	17.86	(1.41)
Year Ended October 31, 2020 (f)	48.71	1.08	(5.43)	(4.35)	(1.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(g)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$70.75	$70.80	31.51%	31.57%	$7,177,674,131	0.19%	2.52%	3%
55.16	55.17	(1.15)	(1.22)	5,686,974,712	0.19	2.73	3
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	2
45.99	46.10	(4.98)	(4.81)	3,640,211,260	0.19	2.74	4

50.79	50.77	21.92	21.89	4,650,001,759	0.19	3.99	4
43.57	43.56	5.55	5.45	3,809,902,516	0.19	4.14	6
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	6
44.97	45.10	(7.87)	(7.45)	1,465,970,894	0.19	3.40	6

53.59	53.72	22.84	22.85	610,935,381	0.15	2.48	14
44.76	44.86	(4.88)	(4.67)	483,405,614	0.15	3.47	14

58.90	58.98	22.93	22.99	6,676,826,411	0.09	3.17	7
49.36	49.40	16.74	16.81	5,143,360,575	0.09	3.64	6
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	6
43.29	43.34	(8.92)	(8.90)	3,701,005,509	0.09	2.33	5
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Year Ended October 31, 2024	$50.43	$1.68	$9.31	$10.99	$(1.97)
Year Ended October 31, 2023	44.72	1.60	5.49	7.09	(1.38)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
December 3, 2019 (f) through October 31, 2020	49.79	1.05	(4.26)(g)	(3.21)	(0.38)
JPMorgan BetaBuilders Japan ETF
Year Ended October 31, 2024	48.69	1.10	7.88	8.98	(1.60)
Year Ended October 31, 2023	41.69	1.03	6.65	7.68	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (i)	48.39	1.04	8.36	9.40	(0.63)
Year Ended October 31, 2020 (i)	49.07	0.84	(0.39)	0.45	(1.13)
JPMorgan BetaBuilders U.S. Equity ETF
Year Ended October 31, 2024	75.32	1.34	27.42	28.76	(1.28)
Year Ended October 31, 2023	69.38	1.19	5.89	7.08	(1.14)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
Year Ended October 31, 2020	54.60	1.14	4.83	5.97	(0.98)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Year Ended October 31, 2024	71.06	1.11	23.27	24.38	(1.15)
Year Ended October 31, 2023	74.06	1.14	(3.00)	(1.86)	(1.14)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)
April 14, 2020 (f) through October 31, 2020	50.78	0.33	13.32 (g)	13.65	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$59.45	$59.53	21.88%	21.58%	$4,768,017,540	0.07%	2.85%	5%
50.43	50.62	15.69	16.04	3,560,296,677	0.07	3.02	5
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	5
46.20	46.29	(6.45)	(6.27)(h)	1,866,670,302	0.07	2.40	8

56.07	56.33	18.76	18.11	11,774,922,485	0.19	1.96	5
48.69	49.19	18.54	19.65	8,797,309,934	0.19	2.11	3
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	3
48.39	48.64	0.87	1.24	5,323,035,447	0.19	1.77	5

102.80	102.76	38.35	38.28	4,014,252,721	0.02	1.42	3
75.32	75.33	10.25	10.20	2,173,038,499	0.02	1.58	3
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	4
59.59	59.58	11.09	11.05	238,372,575	0.02	1.99	4

94.29	94.42	34.43	34.61	1,763,249,803	0.07	1.27	13
71.06	71.06	(2.57)	(2.39)	1,414,162,491	0.07	1.49	25
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	27
64.16	64.06	26.91	26.71 (h)	988,131,953	0.07	0.91	7
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Year Ended October 31, 2024	$49.40	$0.85	$17.07	$17.92	$(0.90)
Year Ended October 31, 2023	54.67	0.92	(5.30)	(4.38)	(0.89)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (f) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)
JPMorgan Carbon Transition U.S. Equity ETF
Year Ended October 31, 2024	56.73	0.78	20.45	21.23	(1.22)
Year Ended October 31, 2023	52.37	0.77	4.37	5.14	(0.78)
Year Ended October 31, 2022	62.33	0.77	(9.94)	(9.17)	(0.79)
December 9, 2020 (f) through October 31, 2021	49.29	0.63	12.95	13.58	(0.54)
JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2024	48.12	2.06	5.95	8.01	(2.39)
Year Ended October 31, 2023	45.54	2.11	2.38	4.49	(1.91)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
Year Ended October 31, 2020	54.43	1.46	(7.48)	(6.02)	(1.94)
JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2024	49.05	1.83	8.33	10.16	(2.64)
Year Ended October 31, 2023	44.44	1.84	5.02	6.86	(2.25)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)
Year Ended October 31, 2020	55.06	1.35	(5.01)	(3.66)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$66.42	$66.57	36.40%	36.93%	$511,426,837	0.09%	1.40%	20%
49.40	49.32	(8.15)	(7.81)	623,722,887	0.09	1.67	41
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	30
67.49	67.56	32.56	32.70 (g)	442,061,490	0.09	0.98	27

76.74	76.86	37.71	37.90	7,673,782	0.15	1.11	16
56.73	56.74	9.85	9.85	5,673,139	0.15	1.36	20
52.37	52.38	(14.79)	(14.79)	20,947,681	0.15	1.35	16
62.33	62.34	27.68	27.70 (g)	24,933,394	0.15	1.26	27

53.74	53.87	16.71	17.30	322,419,915	0.44	3.83	28
48.12	47.99	9.72	8.78	269,498,902	0.44	4.17	33
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	29
46.47	46.21	(11.20)	(11.80)	213,760,142	0.44	2.97	26

56.57	56.56	20.93	20.63	339,399,985	0.37	3.29	26
49.05	49.17	15.22	15.26	353,175,379	0.37	3.57	26
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	35
49.84	49.86	(6.72)	(6.62)	867,200,124	0.37	2.61	23
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2024	$91.34	$2.34	$25.99	$28.33	$(2.40)
Year Ended October 31, 2023	93.94	2.24	(2.49)	(0.25)	(2.35)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
Year Ended October 31, 2020	76.44	1.65	(2.82)	(1.17)	(1.75)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Year Ended October 31, 2024	80.54	1.79	22.70	24.49	(1.82)
Year Ended October 31, 2023	83.60	1.62	(3.04)	(1.42)	(1.64)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
Year Ended October 31, 2020	67.13	1.18	(2.38)	(1.20)	(1.16)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Year Ended October 31, 2024	37.31	0.80	9.44	10.24	(0.81)
Year Ended October 31, 2023	39.85	0.81	(2.59)	(1.78)	(0.76)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)
Year Ended October 31, 2020	30.84	0.44	(2.01)	(1.57)	(0.40)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return (b)	Market price total return (c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$117.27	$117.42	31.24%	31.40%	$436,820,675	0.18%	2.16%	25%
91.34	91.34	(0.34)	(0.45)	420,166,041	0.18	2.33	28
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	33
73.52	73.50	(1.40)	(1.44)	536,709,641	0.18	2.26	21

103.21	103.35	30.59	30.92	407,691,100	0.24	1.87	25
80.54	80.44	(1.78)	(1.85)	310,063,947	0.24	1.89	24
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	34
64.77	64.72	(1.66)	(1.79)	220,207,846	0.24	1.86	28

46.74	46.77	27.56	27.68	497,805,298	0.29	1.81	28
37.31	37.30	(4.55)	(4.77)	386,208,306	0.29	2.01	28
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	37
28.87	28.94	(4.99)	(4.85)	148,672,825	0.29	1.54	30
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Year Ended October 31, 2024	$39.99	$0.49	$16.99	$17.48	$(0.44)
Year Ended October 31, 2023	38.22	0.55	1.77	2.32	(0.55)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
JPMorgan U.S. Quality Factor ETF
Year Ended October 31, 2024	42.18	0.74	13.64	14.38	(0.67)
Year Ended October 31, 2023	38.14	0.65	3.97	4.62	(0.58)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
JPMorgan U.S. Value Factor ETF
Year Ended October 31, 2024	33.35	0.97	9.64	10.61	(0.99)
Year Ended October 31, 2023	32.90	0.87	0.49	1.36	(0.91)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return (b)	Market price total return (c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$57.03	$57.09	43.86%	44.01%	$1,159,170,843	0.12%	0.93%	40%
39.99	39.99	6.10	6.02	301,926,586	0.12	1.36	43
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	44
33.68	33.74	17.33	17.50	134,743,086	0.12	1.11	39

55.89	55.86	34.23	34.10	5,024,521,643	0.12	1.42	21
42.18	42.20	12.15	12.14	2,402,223,606	0.12	1.54	21
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	21
31.53	31.54	7.72	7.68	384,671,209	0.12	1.81	20

42.97	43.00	32.01	32.18	676,817,043	0.12	2.41	26
33.35	33.33	4.11	4.11	683,645,621	0.12	2.53	26
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	34
24.99	24.90	(5.39)	(5.76)	62,468,155	0.12	2.99	25
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 18 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified
JPMorgan BetaBuilders Emerging Markets Equity ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified
JPMorgan Carbon Transition U.S. Equity ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified
The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Emerging Markets Equity ETF (“BetaBuilders Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index.

170	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Carbon Transition U.S. Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

October 31, 2024	J.P. Morgan Exchange-Traded Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

172	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,112,203,923	$—	$—	$7,112,203,923
Warrants	—	—	— (a)	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	227,654,452	—	—	227,654,452
Total Investments in Securities	$7,339,858,375	$—	$— (a)	$7,339,858,375
Appreciation in Other Financial Instruments
Futures Contracts	$634,210	$—	$—	$634,210

(a)	Value is zero.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,903,819,149	$—	$2,903,819,149
China	—	49,567,505	—	49,567,505
Hong Kong	16,720,550	710,307,793	—	727,028,343
Macau	—	40,742,088	—	40,742,088
New Zealand	24,894,580	55,700,340	—	80,594,920
Singapore	—	521,539,116	—	521,539,116
United Kingdom	—	35,767,332	—	35,767,332
United States	—	266,781,735	—	266,781,735
Total Common Stocks	41,615,130	4,584,225,058	—	4,625,840,188
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	35,199,421	—	—	35,199,421
Total Investments in Securities	$76,814,551	$4,584,225,058	$—	$4,661,039,609
Depreciation in Other Financial Instruments
Futures Contracts	$(312,233)	$—	$—	$(312,233)

BetaBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$96,957	$—	$96,957
Brazil	23,189,300	—	—	23,189,300
Chile	2,672,999	—	—	2,672,999
China	11,750,179	146,050,638	9,233	157,810,050
Colombia	901,789	—	—	901,789
Czech Republic	464,835	189,012	—	653,847

October 31, 2024	J.P. Morgan Exchange-Traded Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
BetaBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$253,343	$—	$—	$253,343
Greece	236,293	2,046,202	—	2,282,495
Hong Kong	—	950,845	—	950,845
Hungary	285,941	1,019,234	—	1,305,175
India	891,555	125,463,216	—	126,354,771
Indonesia	3,889,932	6,144,396	—	10,034,328
Kuwait	143,491	4,496,669	—	4,640,160
Luxembourg	276,145	—	—	276,145
Malaysia	903,248	9,529,859	—	10,433,107
Mexico	11,090,077	—	182,194	11,272,271
Peru	960,654	—	—	960,654
Philippines	811,612	3,253,435	—	4,065,047
Qatar	770,929	4,574,179	—	5,345,108
Saudi Arabia	2,204,059	19,908,070	—	22,112,129
South Africa	4,796,873	12,671,286	—	17,468,159
South Korea	—	60,320,280	—	60,320,280
Taiwan	—	113,743,783	—	113,743,783
Thailand	203,335	9,283,427	—	9,486,762
Turkey	2,006,405	1,765,963	—	3,772,368
United Arab Emirates	9,908,689	4,787,583	—	14,696,272
United States	315,987	—	—	315,987
Total Common Stocks	78,927,670	526,295,034	191,427	605,414,131
Short-Term Investments
Investment Companies	9,314,174	—	—	9,314,174
Investment of Cash Collateral from Securities Loaned	47,125	—	—	47,125
Total Short-Term Investments	9,361,299	—	—	9,361,299
Total Investments in Securities	$88,288,969	$526,295,034	$191,427	$614,775,430
Appreciation in Other Financial Instruments
Futures Contracts	$53,414	$—	$—	$53,414
There were no significant transfers into or out of level 3 for the year ended October 31, 2024.
BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$73,808,099	$—	$73,808,099
Austria	1,629,189	32,556,127	—	34,185,316
Belgium	1,248,415	88,302,432	—	89,550,847
Brazil	3,043,395	—	—	3,043,395
Chile	—	4,566,488	—	4,566,488
China	35,730,382	—	—	35,730,382
Denmark	—	340,821,777	—	340,821,777
Finland	8,314,110	103,977,551	—	112,291,661
France	4,509,995	914,314,624	—	918,824,619
Germany	4,678,799	862,075,290	—	866,754,089

174	J.P. Morgan Exchange-Traded Funds	October 31, 2024

BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$13,830,756	$—	$13,830,756
Ireland	—	18,066,537	—	18,066,537
Italy	1,090,124	287,790,974	—	288,881,098
Jordan	—	2,291,636	—	2,291,636
Luxembourg	8,049,130	10,897,020	—	18,946,150
Mexico	—	1,010,330	—	1,010,330
Netherlands	28,270,402	369,113,850	—	397,384,252
Norway	10,539,751	52,453,997	—	62,993,748
Poland	3,726,220	31,693,867	—	35,420,087
Portugal	3,331,864	11,610,411	—	14,942,275
Russia	—	—	1	1
Singapore	—	11,039,988	—	11,039,988
South Africa	—	23,404,262	—	23,404,262
Spain	—	275,193,268	—	275,193,268
Sweden	20,008,273	332,207,784	—	352,216,057
Switzerland	3,160,812	592,374,957	—	595,535,769
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	12,705,459	1,166,487,810	—	1,179,193,269
United States	—	845,998,277	—	845,998,277
Total Common Stocks	150,036,320	6,465,888,112	1	6,615,924,433
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	75,600,705	—	—	75,600,705
Total Investments in Securities	$225,637,025	$6,465,888,112	$1	$6,691,525,138
Depreciation in Other Financial Instruments
Futures Contracts	$(758,078)	$—	$—	$(758,078)

(a)	Value is zero.

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$359,846,849	$—	$359,846,849
Austria	739,768	14,937,362	—	15,677,130
Belgium	569,027	40,561,012	—	41,130,039
Brazil	1,395,079	—	—	1,395,079
Chile	—	2,098,140	—	2,098,140
China	16,417,999	5,585,682	—	22,003,681
Denmark	—	156,661,944	—	156,661,944
Finland	3,818,169	47,778,570	—	51,596,739
France	2,070,586	420,113,476	—	422,184,062
Germany	2,150,776	396,108,317	—	398,259,093
Hong Kong	1,840,300	86,005,914	—	87,846,214
Ireland	—	8,301,446	—	8,301,446
Israel	—	24,317,765	—	24,317,765

October 31, 2024	J.P. Morgan Exchange-Traded Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$504,164	$132,217,969	$—	$132,722,133
Japan	3,775,958	1,137,964,789	—	1,141,740,747
Jordan	—	1,053,384	—	1,053,384
Luxembourg	3,699,103	5,006,987	—	8,706,090
Macau	—	4,570,581	—	4,570,581
Mexico	—	464,899	—	464,899
Netherlands	12,990,514	169,613,541	—	182,604,055
New Zealand	2,786,406	6,244,705	—	9,031,111
Norway	4,844,878	24,092,978	—	28,937,856
Poland	1,706,486	14,580,064	—	16,286,550
Portugal	1,526,765	5,335,444	—	6,862,209
Russia	—	—	— (a)	— (a)
Singapore	—	63,628,299	—	63,628,299
South Africa	—	10,754,572	—	10,754,572
Spain	—	126,451,263	—	126,451,263
Sweden	9,188,224	152,632,752	—	161,820,976
Switzerland	1,453,653	272,156,437	—	273,610,090
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	5,834,051	540,030,548	—	545,864,599
United States	—	418,702,172	—	418,702,172
Total Common Stocks	77,311,906	4,647,817,861	— (a)	4,725,129,767
Short-Term Investments
Investment Companies	19,826,097	—	—	19,826,097
Investment of Cash Collateral from Securities Loaned	15,951,317	—	—	15,951,317
Total Short-Term Investments	35,777,414	—	—	35,777,414
Total Investments in Securities	$113,089,320	$4,647,817,861	$— (a)	$4,760,907,181
Depreciation in Other Financial Instruments
Futures Contracts	$(1,822,898)	$—	$—	$(1,822,898)

(a)	Value is zero.

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$33,646,654	$—	$33,646,654
Automobile Components	—	225,618,350	—	225,618,350
Automobiles	—	887,992,659	—	887,992,659
Banks	—	937,454,333	—	937,454,333
Beverages	—	100,261,901	—	100,261,901
Broadline Retail	—	63,966,072	—	63,966,072
Building Products	—	134,464,755	—	134,464,755
Capital Markets	—	125,336,108	—	125,336,108
Chemicals	—	400,186,520	—	400,186,520

176	J.P. Morgan Exchange-Traded Funds	October 31, 2024

BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$92,672,429	$—	$92,672,429
Construction & Engineering	—	81,769,672	—	81,769,672
Consumer Finance	—	3,074,060	—	3,074,060
Consumer Staples Distribution & Retail	—	187,325,310	—	187,325,310
Diversified REITs	—	11,837,004	—	11,837,004
Diversified Telecommunication Services	—	78,025,380	—	78,025,380
Electric Utilities	—	69,779,527	—	69,779,527
Electrical Equipment	—	183,522,427	—	183,522,427
Electronic Equipment, Instruments & Components	—	534,237,445	—	534,237,445
Entertainment	—	248,511,300	—	248,511,300
Financial Services	—	92,398,978	—	92,398,978
Food Products	18,067,757	138,062,465	—	156,130,222
Gas Utilities	—	54,195,397	—	54,195,397
Ground Transportation	—	232,615,852	—	232,615,852
Health Care Equipment & Supplies	—	322,195,749	—	322,195,749
Health Care Technology	—	13,433,771	—	13,433,771
Hotels, Restaurants & Leisure	—	102,965,431	—	102,965,431
Household Durables	—	415,983,692	—	415,983,692
Household Products	—	36,359,434	—	36,359,434
Industrial Conglomerates	—	349,371,106	—	349,371,106
Industrial REITs	—	23,287,439	—	23,287,439
Insurance	—	504,229,799	—	504,229,799
Interactive Media & Services	—	20,211,538	—	20,211,538
IT Services	—	292,647,732	—	292,647,732
Leisure Products	—	74,894,819	—	74,894,819
Machinery	—	579,193,652	—	579,193,652
Marine Transportation	—	98,322,424	—	98,322,424
Media	—	20,628,923	—	20,628,923
Metals & Mining	—	98,710,749	—	98,710,749
Office REITs	20,534,382	14,673,485	—	35,207,867
Oil, Gas & Consumable Fuels	—	99,303,964	—	99,303,964
Passenger Airlines	—	15,628,563	—	15,628,563
Personal Care Products	—	84,768,115	—	84,768,115
Pharmaceuticals	—	636,367,661	—	636,367,661
Professional Services	—	273,511,280	—	273,511,280
Real Estate Management & Development	—	273,584,863	—	273,584,863
Retail REITs	—	12,494,969	—	12,494,969
Semiconductors & Semiconductor Equipment	—	513,581,093	—	513,581,093
Software	—	27,883,374	—	27,883,374
Specialty Retail	—	210,231,961	—	210,231,961
Technology Hardware, Storage & Peripherals	—	224,180,606	—	224,180,606
Textiles, Apparel & Luxury Goods	—	36,797,510	—	36,797,510
Tobacco	—	90,050,538	—	90,050,538
Trading Companies & Distributors	—	796,509,158	—	796,509,158
Wireless Telecommunication Services	—	405,194,131	—	405,194,131
Total Common Stocks	38,602,139	11,584,152,127	—	11,622,754,266

October 31, 2024	J.P. Morgan Exchange-Traded Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$63,807,415	$—	$—	$63,807,415
Total Investments in Securities	$102,409,554	$11,584,152,127	$—	$11,686,561,681
Depreciation in Other Financial Instruments
Futures Contracts	$(1,437,548)	$—	$—	$(1,437,548)

BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,992,008,135	$—	$—	$3,992,008,135
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	19,442,351	—	—	19,442,351
Investment of Cash Collateral from Securities Loaned	2,976,209	—	—	2,976,209
Total Short-Term Investments	22,418,560	—	—	22,418,560
Total Investments in Securities	$4,014,426,695	$—	$1,765	$4,014,428,460
Appreciation in Other Financial Instruments
Futures Contracts	$68,410	$—	$—	$68,410

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,809,373,144	$—	$—	$1,809,373,144
Appreciation in Other Financial Instruments
Futures Contracts (a)	$95,232	$—	$—	$95,232

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$506,910,957	$—	$— (a)	$506,910,957
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	4,153,660	—	—	4,153,660
Investment of Cash Collateral from Securities Loaned	19,349,471	—	—	19,349,471
Total Short-Term Investments	23,503,131	—	—	23,503,131
Total Investments in Securities	$530,414,088	$—	$29,066	$530,443,154

178	J.P. Morgan Exchange-Traded Funds	October 31, 2024

BetaBuilders U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(43,698)	$—	$—	$(43,698)

(a)	Value is zero.

Carbon Transition U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,665,783	$—	$—	$7,665,783

(a)	Please refer to the SOI for specifics of portfolio holdings.

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$30,260,639	$—	$—	$30,260,639
Chile	4,851,251	—	—	4,851,251
China	4,025,310	76,899,769	— (a)	80,925,079
Colombia	569,928	—	—	569,928
Czech Republic	1,366,636	—	—	1,366,636
Egypt	627,520	—	—	627,520
Greece	870,312	5,592,361	—	6,462,673
Hungary	1,395,530	539,709	—	1,935,239
India	—	40,102,854	—	40,102,854
Indonesia	3,684,066	6,731,074	—	10,415,140
Kuwait	83,801	2,022,247	—	2,106,048
Malaysia	881,882	8,068,032	—	8,949,914
Mexico	20,335,781	—	—	20,335,781
Philippines	626,434	440,564	—	1,066,998
Qatar	1,756,176	2,511,712	—	4,267,888
Romania	987,317	—	—	987,317
Russia	—	—	178	178
Saudi Arabia	1,117,663	11,350,580	—	12,468,243
South Africa	8,636,563	8,594,202	—	17,230,765
Taiwan	—	33,031,574	—	33,031,574
Thailand	1,261,250	6,552,716	—	7,813,966
Turkey	9,595,334	15,994,107	—	25,589,441
United Arab Emirates	2,725,094	6,272,573	—	8,997,667
United Kingdom	—	191,862	—	191,862
United States	1,643,014	—	—	1,643,014
Total Common Stocks	97,301,501	224,895,936	178	322,197,615
Short-Term Investments
Investment Companies	1,185,453	—	—	1,185,453

October 31, 2024	J.P. Morgan Exchange-Traded Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$98,486,954	$224,895,936	$178	$323,383,068
Depreciation in Other Financial Instruments
Futures Contracts	$(2,065)	$—	$—	$(2,065)

(a)	Value is zero.

International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$160,632	$39,490,964	$—	$39,651,596
Austria	—	1,769,989	—	1,769,989
Belgium	—	708,875	—	708,875
Brazil	435,235	—	—	435,235
Burkina Faso	—	627,649	—	627,649
Cambodia	—	3,678	—	3,678
Chile	—	1,242,136	—	1,242,136
China	257,287	3,624,866	—	3,882,153
Denmark	—	2,141,183	—	2,141,183
Finland	779,440	1,998,547	—	2,777,987
France	—	16,814,256	—	16,814,256
Germany	—	8,756,025	—	8,756,025
Hong Kong	1,178,713	9,340,486	—	10,519,199
Indonesia	—	175,445	—	175,445
Italy	—	9,303,181	—	9,303,181
Japan	1,116,822	88,018,421	—	89,135,243
Jordan	—	1,082,387	—	1,082,387
Luxembourg	—	310,081	—	310,081
Macau	—	266,817	—	266,817
Mexico	—	354,650	—	354,650
Netherlands	2,660,364	5,578,797	—	8,239,161
New Zealand	—	1,354,920	—	1,354,920
Norway	1,071,615	2,970,466	—	4,042,081
Poland	—	11,895	—	11,895
Portugal	874,500	915,886	—	1,790,386
Russia	—	—	— (a)	— (a)
Singapore	—	10,165,753	—	10,165,753
South Africa	—	1,232,701	—	1,232,701
South Korea	194,978	27,984,819	—	28,179,797
Spain	—	7,665,707	—	7,665,707
Sweden	1,714,314	6,292,723	—	8,007,037
Switzerland	—	6,136,563	—	6,136,563
Thailand	—	228,872	—	228,872
United Kingdom	187,583	56,492,398	—	56,679,981
United States	—	13,446,169	—	13,446,169
Total Common Stocks	10,631,483	326,507,305	— (a)	337,138,788

180	J.P. Morgan Exchange-Traded Funds	October 31, 2024

International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$476,589	$—	$—	$476,589
Investment of Cash Collateral from Securities Loaned	3,907,539	—	—	3,907,539
Total Short-Term Investments	4,384,128	—	—	4,384,128
Total Investments in Securities	$15,015,611	$326,507,305	$— (a)	$341,522,916
Depreciation in Other Financial Instruments
Futures Contracts	$(58,869)	$—	$—	$(58,869)

(a)	Value is zero.

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$436,515,525	$—	$— (b)	$436,515,525
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,238)	$—	$—	$(5,238)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$407,521,914	$—	$— (b)	$407,521,914
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,099)	$—	$—	$(2,099)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$878,587	$—	$—	$878,587
Automobiles & Parts	1,184,921	—	—	1,184,921
Banks	25,146,880	—	—	25,146,880
Beverages	4,702,875	—	—	4,702,875
Chemicals	17,816,857	—	—	17,816,857
Construction & Materials	14,901,302	—	—	14,901,302
Consumer Services	5,901,172	—	—	5,901,172
Electricity	10,518,961	—	—	10,518,961
Electronic & Electrical Equipment	4,722,202	—	—	4,722,202

October 31, 2024	J.P. Morgan Exchange-Traded Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finance & Credit Services	$8,408,820	$—	$—	$8,408,820
Food Producers	18,588,050	—	—	18,588,050
Gas, Water & Multi-utilities	17,930,956	—	—	17,930,956
General Industrials	7,685,640	—	—	7,685,640
Health Care Providers	13,213,138	—	—	13,213,138
Household Goods & Home Construction	18,087,382	—	—	18,087,382
Industrial Engineering	3,893,887	—	—	3,893,887
Industrial Materials	9,079,367	—	—	9,079,367
Industrial Metals & Mining	16,184,393	—	—	16,184,393
Industrial Support Services	12,419,318	—	—	12,419,318
Industrial Transportation	15,364,779	—	—	15,364,779
Investment Banking & Brokerage Services	6,276,314	—	—	6,276,314
Leisure Goods	3,633,725	—	—	3,633,725
Life Insurance	4,285,840	—	—	4,285,840
Media	2,018,431	—	—	2,018,431
Medical Equipment & Services	12,013,967	—	—	12,013,967
Mortgage Real Estate Investment Trusts	5,457,781	—	—	5,457,781
Non-life Insurance	6,583,031	—	—	6,583,031
Non-Renewable Energy	33,858,132	—	—	33,858,132
Personal Care, Drug & Grocery Stores	10,908,696	—	—	10,908,696
Personal Goods	6,276,607	—	—	6,276,607
Pharmaceuticals & Biotechnology	—	—	— (a)	— (a)
Pharmaceuticals, Biotechnology & Marijuana Producers	17,949,323	—	6,708	17,956,031
Precious Metals & Mining	3,568,849	—	—	3,568,849
Real Estate Investment & Services	6,239,732	—	—	6,239,732
Real Estate Investment Trusts	57,395,187	—	—	57,395,187
Renewable Energy	1,669,321	—	—	1,669,321
Retailers	9,445,508	—	—	9,445,508
Software & Computer Services	19,115,581	—	—	19,115,581
Technology Hardware & Equipment	28,454,536	—	—	28,454,536
Telecommunications Equipment	13,746,292	—	—	13,746,292
Telecommunications Service Providers	14,421,342	—	—	14,421,342
Tobacco	2,578,528	—	—	2,578,528
Travel & Leisure	2,876,706	—	—	2,876,706
Waste & Disposal Services	1,398,607	—	—	1,398,607
Total Common Stocks	496,801,523	—	6,708	496,808,231
Short-Term Investments
Investment Companies	773,904	—	—	773,904
Investment of Cash Collateral from Securities Loaned	12,534,155	—	—	12,534,155
Total Short-Term Investments	13,308,059	—	—	13,308,059
Total Investments in Securities	$510,109,582	$—	$6,708	$510,116,290
Depreciation in Other Financial Instruments
Futures Contracts	$(2,462)	$—	$—	$(2,462)

(a)	Value is zero.

182	J.P. Morgan Exchange-Traded Funds	October 31, 2024

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,160,204,313	$—	$— (b)	$1,160,204,313
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(7,075)	$—	$—	$(7,075)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,027,877,090	$—	$—	$5,027,877,090
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(47,624)	$—	$—	$(47,624)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$681,188,788	$—	$—	$681,188,788
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,577	$—	$—	$4,577

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

October 31, 2024	J.P. Morgan Exchange-Traded Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$214,630,911	$(214,630,911)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	33,015,720	(33,015,720)	—
BetaBuilders Emerging Markets Equity ETF	44,926	(44,926)	—
BetaBuilders Europe ETF	70,146,036	(70,146,036)	—
BetaBuilders International Equity ETF	14,623,602	(14,623,602)	—
BetaBuilders Japan ETF	59,851,638	(59,851,638)	—
BetaBuilders U.S. Equity ETF	2,733,380	(2,733,380)	—
BetaBuilders U.S. Mid Cap Equity ETF	44,757,999	(44,757,999)	—
BetaBuilders U.S. Small Cap Equity ETF	17,904,280	(17,904,280)	—
International Equity ETF	3,667,019	(3,667,019)	—
U.S. Equity ETF	173,960	(173,960)	—
U.S. Mid Cap Equity ETF	156,563	(156,563)	—
U.S. Small Cap Equity ETF	11,503,685	(11,503,685)	—
U.S. Momentum Factor ETF	1,363,018	(1,363,018)	—
U.S. Quality Factor ETF	5,918,394	(5,918,394)	—
U.S. Value Factor ETF	4,755,611	(4,755,611)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

184	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders Canada ETF	$95,132
BetaBuilders Developed Asia Pacific ex-Japan ETF	1,354
BetaBuilders Emerging Markets Equity ETF	73
BetaBuilders Europe ETF	5,010
BetaBuilders International Equity ETF	2,252
BetaBuilders Japan ETF	3,649
BetaBuilders U.S. Equity ETF	3,086
BetaBuilders U.S. Mid Cap Equity ETF	7,173
BetaBuilders U.S. Small Cap Equity ETF	4,313
Emerging Markets Equity ETF	4
International Equity ETF	642
U.S. Equity ETF	786
U.S. Mid Cap Equity ETF	1,201
U.S. Small Cap Equity ETF	2,924
U.S. Momentum Factor ETF	198
U.S. Quality Factor ETF	4,809
U.S. Value Factor ETF	1,676
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Carbon Transition U.S. Equity ETF did not lend out any securities during the year ended October 31, 2024. Emerging Markets Equity ETF did not have any securities out on loan at October 31, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders Canada ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$104,289,023	$5,273,491,453	$5,150,114,511	$(11,513)*	$—	$227,654,452	227,654,452	$7,511,038 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	80,082,808	7,076,486,933	7,156,569,741	—	—	—	—	7,419,395 *	—
Total	$184,371,831	$12,349,978,386	$12,306,684,252	$(11,513)	$—	$227,654,452		$14,930,433	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Developed Asia Pacific ex-Japan ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$169,610,804	$134,410,133	$(1,250)*	$—	$35,199,421	35,199,421	$811,356 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	11,792,130	63,690,446	75,482,576	—	—	—	—	106,164 *	—
Total	$11,792,130	$233,301,250	$209,892,709	$(1,250)	$—	$35,199,421		$917,520	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Emerging Markets Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$69,350	$22,225	$—	$—	$47,125	47,125	$285 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	3,517,438	3,517,438	—	—	—	—	6,509 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	4,440,195	63,957,361	59,083,382	—	—	9,314,174	9,314,174	343,787	—
Total	$4,440,195	$67,544,149	$62,623,045	$—	$—	$9,361,299		$350,581	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

186	J.P. Morgan Exchange-Traded Funds	October 31, 2024

BetaBuilders Europe ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$38,622,839	$777,334,684	$740,334,758	$(22,060)*	$—	$75,600,705	75,600,705	$3,465,432 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	4,769,550	252,341,068	257,110,618	—	—	—	—	428,945 *	—
Total	$43,392,389	$1,029,675,752	$997,445,376	$(22,060)	$—	$75,600,705		$3,894,377	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders International Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$11,011,226	$287,250,227	$282,302,036	$(8,100)*	$—	$15,951,317	15,951,317	$1,362,082 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	2,270,425	112,522,599	114,793,024	—	—	—	—	189,598 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	26,299,048	199,459,217	205,932,168	—	—	19,826,097	19,826,097	1,282,447	—
Total	$39,580,699	$599,232,043	$603,027,228	$(8,100)	$—	$35,777,414		$2,834,127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2024	J.P. Morgan Exchange-Traded Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
BetaBuilders Japan ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$7,351,631	$859,308,125	$802,853,707	$1,366 *	$—	$63,807,415	63,807,415	$2,925,441 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,317,980	189,581,542	190,899,522	—	—	—	—	309,982 *	—
Total	$8,669,611	$1,048,889,667	$993,753,229	$1,366	$—	$63,807,415		$3,235,423	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$23,749,501	$13,530,942	$2,278,201	$711,737	$15,258,604	$50,972,583	229,689	$936,363	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)	39,998,200	50,158,111	87,176,252	(5,150)*	1,300	2,976,209	2,976,209	1,148,150 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)	4,560,264	58,393,962	62,954,226	—	—	—	—	158,176 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)	15,413,521	70,518,340	66,489,510	—	—	19,442,351	19,442,351	1,023,440	—
Total	$83,721,486	$192,601,355	$218,898,189	$706,587	$15,259,904	$73,391,143		$3,266,129	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$139,472,056	$310,989,632	$403,632,598	$(550)*	$2,499	$46,831,039	46,831,039	$4,614,586 *	$—

188	J.P. Morgan Exchange-Traded Funds	October 31, 2024

BetaBuilders U.S. Mid Cap Equity ETF (continued)
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	$15,819,380	$174,847,186	$190,666,566	$—	$—	$—	—	$552,421 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	14,241,062	70,395,820	76,560,199	—	—	8,076,683	8,076,683	573,702	—
Total	$169,532,498	$556,232,638	$670,859,363	$(550)	$2,499	$54,907,722		$5,740,709	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$93,001,004	$169,059,158	$242,727,582	$16,191 *	$700	$19,349,471	19,349,471	$2,451,538 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	11,142,566	124,140,630	135,283,196	—	—	—	—	323,676 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	3,209,614	77,928,834	76,984,788	—	—	4,153,660	4,153,660	297,491	—
Total	$107,353,184	$371,128,622	$454,995,566	$16,191	$700	$23,503,131		$3,072,705	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2024	J.P. Morgan Exchange-Traded Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Carbon Transition U.S. Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	$10,503	$183,603	$190,891	$—	$—	$3,215	3,215	$554	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

Emerging Markets Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$1,100,465	$1,100,465	$—	$—	$—	—	$2,101 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	278,980	278,980	—	—	—	—	349 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	21,051,822	19,866,369	—	—	1,185,453	1,185,453	33,084	—
Total	$—	$22,431,267	$21,245,814	$—	$—	$1,185,453		$35,534	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$424,062	$33,571,777	$33,520,586	$1,389	$(53)	$476,589	476,399	$32,286	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	1,259,077	27,606,096	24,957,538	(96)*	—	3,907,539	3,907,539	123,231 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	865,085	33,031,681	33,896,766	—	—	—	—	53,224 *	—
Total	$2,548,224	$94,209,554	$92,374,890	$1,293	$(53)	$4,384,128		$208,741	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

190	J.P. Morgan Exchange-Traded Funds	October 31, 2024

U.S. Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$16,999,600	$28,283,426	$45,105,274	$4,048 *	$200	$182,000	182,000	$245,626 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	3,440,270	26,562,171	30,002,441	—	—	—	—	54,792 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	306,480	20,405,969	19,999,951	—	—	712,498	712,498	40,762	—
Total	$20,746,350	$75,251,566	$95,107,666	$4,048	$200	$894,498		$341,180	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Mid Cap Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$22,000,000	$24,785,191	$46,619,615	$1,469 *	$199	$167,244	167,244	$485,634 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	4,283,512	35,152,633	39,436,145	—	—	—	—	89,285 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	280,906	15,362,190	15,127,736	—	—	515,360	515,360	34,077	—
Total	$26,564,418	$75,300,014	$101,183,496	$1,469	$199	$682,604		$608,996	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$43,647,261	$99,031,464	$130,143,705	$(1,765)*	$900	$12,534,155	12,534,155	$1,863,408 *	$—

October 31, 2024	J.P. Morgan Exchange-Traded Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
U.S. Small Cap Equity ETF (continued)
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	$5,628,021	$69,415,434	$75,043,455	$—	$—	$—	—	$233,908 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	365,657	32,247,762	31,839,515	—	—	773,904	773,904	56,442	—
Total	$49,640,939	$200,694,660	$237,026,675	$(1,765)	$900	$13,308,059		$2,153,758	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$15,005,724	$13,413,742	$—	$—	$1,591,982	1,591,982	$13,748 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	571,988	14,772,071	15,344,059	—	—	—	—	15,468 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	154,302	24,540,992	22,545,287	—	—	2,150,007	2,150,007	56,840	—
Total	$726,290	$54,318,787	$51,303,088	$—	$—	$3,741,989		$86,056	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Quality Factor ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$84,512,218	$195,896,952	$274,217,965	$(17,819)*	$3,799	$6,177,185	6,177,185	$3,042,708 *	$—

192	J.P. Morgan Exchange-Traded Funds	October 31, 2024

U.S. Quality Factor ETF (continued)
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	$10,755,358	$114,858,665	$125,614,023	$—	$—	$—	—	$382,669 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,995,808	94,285,329	91,686,641	—	—	4,594,496	4,594,496	335,845	—
Total	$97,263,384	$405,040,946	$491,518,629	$(17,819)	$3,799	$10,771,681		$3,761,222	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$30,290,534	$66,321,203	$91,597,710	$70 *	$200	$5,014,297	5,014,297	$830,142 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	3,962,851	65,842,112	69,804,963	—	—	—	—	127,911 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	841,596	36,591,150	37,025,409	—	—	407,337	407,337	74,130	—
Total	$35,094,981	$168,754,465	$198,428,082	$70	$200	$5,421,634		$1,032,183	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	193

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
F. Futures Contracts— The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Forward Foreign Currency Exchange Contracts— Emerging Markets Equity ETF is exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of October 31, 2024, the Fund did not receive or post collateral for forward foreign currency exchange contracts.
H. Summary of Derivatives Information—The following tables present the value of derivatives held as of October 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$634,210	$—	$53,414	$—	$—	$—
Unrealized Depreciation on Futures Contracts *	—	(312,233)	—	(758,078)	(1,822,898)	(1,437,548)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	634,210	(312,233)	53,414	(758,078)	(1,822,898)	(1,437,548)

194	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$68,410	$95,232	$—	$—	$—
Unrealized Depreciation on Futures Contracts *	—	—	(43,698)	(2,065)	(58,869)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	68,410	95,232	(43,698)	(2,065)	(58,869)

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$—	$—	$—	$4,577
Unrealized Depreciation on Futures Contracts *	(5,238)	(2,099)	(2,462)	(7,075)	(47,624)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(5,238)	(2,099)	(2,462)	(7,075)	(47,624)	4,577

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended October 31, 2024, by primary underlying risk exposure:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$8,730,955	$9,052,545	$708,873	$9,998,096	$6,986,012	$4,435,678
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$1,591,278	$(300,508)	$295,626	$1,512,839	$321,850	$705,582

	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$5,003,526	$3,293,925	$1,249,736	$3,337	$160,394	$246,473
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	—	—	—	—	(987)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$1,006,175	$1,227,194	$338,532	$743	$22,440	$36,692

October 31, 2024	J.P. Morgan Exchange-Traded Funds	195

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$330,427	$228,000	$578,560	$302,077	$1,863,274	$629,335
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(5,746)	$(5,857)	$19,662	$(5,125)	$10,752	$17,148
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts and forward foreign currency exchange contracts activity during the year ended October 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF
Futures Contracts:
Average Notional Balance Long	$40,789,177	$33,838,624	$4,392,089	$69,440,152
Ending Notional Balance Long	62,220,175	22,738,709	5,352,775	60,300,146

	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF
Futures Contracts:
Average Notional Balance Long	$39,711,307	$89,102,769	$20,557,386	$11,279,218
Ending Notional Balance Long	41,906,540	149,993,583	20,938,225	8,405,640

	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Futures Contracts:
Average Notional Balance Long	$5,486,930	$5,138	$317,762	$2,120,200
Ending Notional Balance Long	4,194,250	—	225,380	1,883,440
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	—	(196,169)	—

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF
Futures Contracts:
Average Notional Balance Long	$790,621	$652,309	$1,078,455	$1,073,698
Ending Notional Balance Long	573,650	622,640	883,000	2,438,013

	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$5,973,901	$1,533,298
Ending Notional Balance Long	6,023,325	573,650
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

196	J.P. Morgan Exchange-Traded Funds	October 31, 2024

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders Canada ETF	$263,777,715	$513,610	$(264,291,325)
BetaBuilders Developed Asia Pacific ex-Japan ETF	74,026,483	5,476,500	(79,502,983)
BetaBuilders Emerging Markets Equity ETF	1,438,097	123,519	(1,561,616)
BetaBuilders Europe ETF	247,924,864	4,619,455	(252,544,319)
BetaBuilders International Equity ETF	102,227,367	5,230,821	(107,458,188)
BetaBuilders Japan ETF	393,342,549	33,833,466	(427,176,015)
BetaBuilders U.S. Equity ETF	52,513,295	(3,202)	(52,510,093)
BetaBuilders U.S. Mid Cap Equity ETF	163,997,526	102,681	(164,100,207)
BetaBuilders U.S. Small Cap Equity ETF	110,079,315	429,798	(110,509,113)
Carbon Transition U.S. Equity ETF	1,348,582	132	(1,348,714)
Emerging Markets Equity ETF	1,164,821	674,663	(1,839,484)
International Equity ETF	5,681,565	2,341,783	(8,023,348)
U.S. Equity ETF	23,493,154	(4,902)	(23,488,252)
U.S. Mid Cap Equity ETF	20,431,279	(4,978)	(20,426,301)
U.S. Small Cap Equity ETF	22,254,790	—	(22,254,790)
U.S. Momentum Factor ETF	105,752,221	—	(105,752,221)
U.S. Quality Factor ETF	456,856,873	—	(456,856,873)
U.S. Value Factor ETF	87,755,755	(6,970)	(87,748,785)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses, foreign taxes and redemptions in-kind.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	197

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19
BetaBuilders Emerging Markets Equity ETF	0.15
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

198	J.P. Morgan Exchange-Traded Funds	October 31, 2024

D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$232,838,791	$257,961,404
BetaBuilders Developed Asia Pacific ex-Japan ETF	237,465,298	196,634,563
BetaBuilders Emerging Markets Equity ETF	100,368,639	79,361,106
BetaBuilders Europe ETF	471,961,991	451,958,790
BetaBuilders International Equity ETF	236,193,781	224,861,570
BetaBuilders Japan ETF	557,479,916	623,920,816
BetaBuilders U.S. Equity ETF	103,992,898	85,385,497
BetaBuilders U.S. Mid Cap Equity ETF	231,663,985	219,083,176
BetaBuilders U.S. Small Cap Equity ETF	110,992,614	196,140,692
Carbon Transition U.S. Equity ETF	913,455	1,982,803
Emerging Markets Equity ETF	99,012,712	86,102,964
International Equity ETF	93,631,100	104,878,490
U.S. Equity ETF	108,344,910	109,905,555
U.S. Mid Cap Equity ETF	94,778,183	95,342,586
U.S. Small Cap Equity ETF	135,737,461	133,878,760
U.S. Momentum Factor ETF	319,954,643	330,115,096
U.S. Quality Factor ETF	845,426,058	868,651,952
U.S. Value Factor ETF	193,372,880	198,104,896
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$580,406,695	$707,518,858
BetaBuilders Developed Asia Pacific ex-Japan ETF	412,791,959	300,859,017
BetaBuilders Emerging Markets Equity ETF	7,189,371	5,764,394
BetaBuilders Europe ETF	1,753,339,870	1,318,843,679
BetaBuilders International Equity ETF	929,443,847	353,775,776
BetaBuilders Japan ETF	3,075,101,918	1,490,606,520
BetaBuilders U.S. Equity ETF	1,073,692,454	130,534,886
BetaBuilders U.S. Mid Cap Equity ETF	376,858,469	482,068,565
BetaBuilders U.S. Small Cap Equity ETF	261,022,204	478,708,694

October 31, 2024	J.P. Morgan Exchange-Traded Funds	199

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
	In-Kind Purchases	In-Kind Sales
Carbon Transition U.S. Equity ETF	$7,331,426	$5,880,383
Emerging Markets Equity ETF	9,778,172	4,305,523
International Equity ETF	—	59,817,951
U.S. Equity ETF	10,688,182	100,264,527
U.S. Mid Cap Equity ETF	81,067,249	72,139,165
U.S. Small Cap Equity ETF	104,494,417	91,745,249
U.S. Momentum Factor ETF	934,720,903	277,354,128
U.S. Quality Factor ETF	3,182,781,362	1,495,154,822
U.S. Value Factor ETF	262,112,603	454,215,983
During the year ended October 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$5,717,882,453	$1,782,800,879	$160,190,747	$1,622,610,132
BetaBuilders Developed Asia Pacific ex-Japan ETF	4,706,245,922	511,501,036	557,019,582	(45,518,546)
BetaBuilders Emerging Markets Equity ETF	552,299,686	105,122,077	42,592,919	62,529,158
BetaBuilders Europe ETF	6,583,318,821	741,448,857	634,000,618	107,448,239
BetaBuilders International Equity ETF	4,260,403,047	782,683,569	284,002,333	498,681,236
BetaBuilders Japan ETF	11,370,404,243	1,409,939,432	1,095,219,542	314,719,890
BetaBuilders U.S. Equity ETF	3,181,802,004	916,003,749	83,308,883	832,694,866
BetaBuilders U.S. Mid Cap Equity ETF	1,575,811,796	355,374,126	121,717,546	233,656,580
BetaBuilders U.S. Small Cap Equity ETF	495,793,926	84,339,241	49,733,711	34,605,530
Carbon Transition U.S. Equity ETF	7,371,487	419,850	125,554	294,296
Emerging Markets Equity ETF	302,088,014	50,294,816	29,001,827	21,292,989
International Equity ETF	338,151,232	45,770,832	42,458,017	3,312,815
U.S. Equity ETF	353,318,515	94,098,318	10,906,546	83,191,772
U.S. Mid Cap Equity ETF	349,622,981	70,232,307	12,335,473	57,896,834
U.S. Small Cap Equity ETF	472,714,215	76,353,572	38,953,959	37,399,613
U.S. Momentum Factor ETF	1,025,815,915	152,318,513	17,937,190	134,381,323
U.S. Quality Factor ETF	4,490,497,801	614,424,235	77,092,570	537,331,665
U.S. Value Factor ETF	640,068,409	83,957,574	42,832,618	41,124,956
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.

200	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$173,065,727	$173,065,727
BetaBuilders Developed Asia Pacific ex-Japan ETF	205,686,432	205,686,432
BetaBuilders Emerging Markets Equity ETF	15,449,955	15,449,955
BetaBuilders Europe ETF	226,908,416	226,908,416
BetaBuilders International Equity ETF	137,365,224	137,365,224
BetaBuilders Japan ETF	294,824,859	294,824,859
BetaBuilders U.S. Equity ETF	43,394,093	43,394,093
BetaBuilders U.S. Mid Cap Equity ETF	21,955,852	21,955,852
BetaBuilders U.S. Small Cap Equity ETF	9,286,017	9,286,017
Carbon Transition U.S. Equity ETF	91,665	91,665
Emerging Markets Equity ETF	14,003,945	14,003,945
International Equity ETF	17,692,014	17,692,014
U.S. Equity ETF	9,649,355	9,649,355
U.S. Mid Cap Equity ETF	7,087,097	7,087,097
U.S. Small Cap Equity ETF	8,638,889	8,638,889
U.S. Momentum Factor ETF	6,298,065	6,298,065
U.S. Quality Factor ETF	53,090,759	53,090,759
U.S. Value Factor ETF	18,627,808	18,627,808

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$154,798,545	$154,798,545
BetaBuilders Developed Asia Pacific ex-Japan ETF	149,063,924	149,063,924
BetaBuilders Emerging Markets Equity ETF	6,595,002	6,595,002
BetaBuilders Europe ETF	236,546,537	236,546,537
BetaBuilders International Equity ETF	88,690,220	88,690,220
BetaBuilders Japan ETF	102,173,384	102,173,384
BetaBuilders U.S. Equity ETF	24,912,196	24,912,196
BetaBuilders U.S. Mid Cap Equity ETF	22,224,476	22,224,476
BetaBuilders U.S. Small Cap Equity ETF	10,398,310	10,398,310
Carbon Transition U.S. Equity ETF	313,724	313,724
Emerging Markets Equity ETF	10,712,059	10,712,059
International Equity ETF	21,332,208	21,332,208
U.S. Equity ETF	11,826,601	11,826,601
U.S. Mid Cap Equity ETF	5,959,752	5,959,752
U.S. Small Cap Equity ETF	6,840,045	6,840,045
U.S. Momentum Factor ETF	3,468,175	3,468,175
U.S. Quality Factor ETF	17,505,540	17,505,540
U.S. Value Factor ETF	15,133,809	15,133,809

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	201

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$28,134,698	$(248,912,635)	$1,621,779,003
BetaBuilders Developed Asia Pacific ex-Japan ETF	10,529,549	(294,055,124)	(46,108,214)
BetaBuilders Emerging Markets Equity ETF	5,100,682	(2,303,723)	57,604,724
BetaBuilders Europe ETF	35,238,486	(451,502,050)	108,741,620
BetaBuilders International Equity ETF	36,231,058	(131,635,021)	498,264,039
BetaBuilders Japan ETF	292,503,435	(501,614,851)	308,727,073
BetaBuilders U.S. Equity ETF	5,764,678	(50,417,105)	832,694,866
BetaBuilders U.S. Mid Cap Equity ETF	4,981,308	(351,442,320)	233,656,580
BetaBuilders U.S. Small Cap Equity ETF	950,604	(179,153,136)	34,605,530
Carbon Transition U.S. Equity ETF	11,533	(2,880,498)	294,296
Emerging Markets Equity ETF	4,458,897	(37,540,228)	19,447,015
International Equity ETF	4,616,923	(166,600,653)	3,244,786
U.S. Equity ETF	1,193,315	(52,798,600)	83,191,772
U.S. Mid Cap Equity ETF	897,489	(39,881,243)	57,896,834
U.S. Small Cap Equity ETF	1,232,804	(46,556,630)	37,399,613
U.S. Momentum Factor ETF	1,539,616	(63,288,958)	134,381,323
U.S. Quality Factor ETF	8,239,094	(123,370,075)	537,331,665
U.S. Value Factor ETF	1,547,650	(87,289,949)	41,124,956

The cumulative timing differences primarily consist of tax adjustments on certain investments, trustee deferred compensation and wash sale loss deferrals.

202	J.P. Morgan Exchange-Traded Funds	October 31, 2024

As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$57,170,418	$191,742,217
BetaBuilders Developed Asia Pacific ex-Japan ETF	96,343,504	197,711,620
BetaBuilders Emerging Markets Equity ETF	136,784	2,166,939
BetaBuilders Europe ETF	132,359,431	319,142,619
BetaBuilders International Equity ETF	30,396,198	101,238,823
BetaBuilders Japan ETF	83,531,908	418,082,943
BetaBuilders U.S. Equity ETF	29,641,655	20,775,450
BetaBuilders U.S. Mid Cap Equity ETF	165,369,980	186,072,340
BetaBuilders U.S. Small Cap Equity ETF	72,481,715	106,671,421
Carbon Transition U.S. Equity ETF	1,530,026 *	1,350,472 *
Emerging Markets Equity ETF	28,281,683	9,258,545
International Equity ETF	52,421,265	114,179,388
U.S. Equity ETF	33,099,918	19,698,682
U.S. Mid Cap Equity ETF	22,374,080	17,507,163
U.S. Small Cap Equity ETF	27,204,732	19,351,898
U.S. Momentum Factor ETF	48,750,631	14,538,327
U.S. Quality Factor ETF	88,480,552	34,889,523
U.S. Value Factor ETF	49,858,577	37,431,372

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
As of October 31, 2024, the following Funds utilized net capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders Canada ETF	$7,100,296	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	6,789,652	—
BetaBuilders Emerging Markets Equity ETF	398,401	—
BetaBuilders U.S. Equity ETF	889,148	—
International Equity ETF	1,263,366	—
U.S. Equity ETF	1,457,261	3,221,013
U.S. Small Cap Equity ETF	3,146,118	2,444,721
U.S. Value Factor ETF	3,866,298	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Small Cap Equity ETF, Carbon Transition U.S. Equity ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market

October 31, 2024	J.P. Morgan Exchange-Traded Funds	203

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at October 31, 2024. Average borrowings from the Facility during the year ended October 31, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
BetaBuilders Developed Asia Pacific ex-Japan ETF	$3,552,618	5.70%	7	$3,977
BetaBuilders Japan ETF	2,947,016	6.06	3	1,488
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period November 1, 2023 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

204	J.P. Morgan Exchange-Traded Funds	October 31, 2024

As of October 31, 2024, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders Emerging Markets Equity ETF	— %	100.0%
BetaBuilders International Equity ETF	—	69.4
BetaBuilders U.S. Mid Cap Equity ETF	50.4	43.7
BetaBuilders U.S. Small Cap Equity ETF	—	74.8
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Significant shareholder transactions by the Adviser may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of October 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	62.8%	— %	— %	— %	— %	— %	11.7%
Canada	95.0	—	—	—	—	—	—	—
China	—	—	25.7	—	—	—	25.0	—
France	—	—	—	13.9	—	—	—	—
Germany	—	—	—	13.1	—	—	—	—
Hong Kong	—	15.7	—	—	—	—	—	—
India	—	—	20.6	—	—	—	12.4	—
Japan	—	—	—	—	24.1	100.0	—	26.4
Singapore	—	11.3	—	—	—	—	—	—
Taiwan	—	—	18.5	—	—	—	10.2	—
United Kingdom	—	—	—	17.8	11.5	—	—	16.8
As of October 31, 2024, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	205

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Diversified Return Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Subsequent Event
Subsequent to October 31, 2024, BetaBuilders Europe ETF had net redemptions of $2,717,559,916, which represented 41% of the Fund’s net assets as of October 31, 2024.

206	J.P. Morgan Exchange-Traded Funds	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the eighteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eighteen of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan BetaBuilders Canada ETF (1)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (1)
JPMorgan BetaBuilders Emerging Markets Equity ETF (2)
JPMorgan BetaBuilders Europe ETF (1)
JPMorgan BetaBuilders International Equity ETF (1)
JPMorgan BetaBuilders Japan ETF (1)
JPMorgan BetaBuilders U.S. Equity ETF (1)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (1)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (1)
JPMorgan Carbon Transition U.S. Equity ETF (1)
JPMorgan Diversified Return Emerging Markets Equity ETF (1)
JPMorgan Diversified Return International Equity ETF (1)
JPMorgan Diversified Return U.S. Equity ETF (1)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF (1)
JPMorgan Diversified Return U.S. Small Cap Equity ETF (1)
JPMorgan U.S. Momentum Factor ETF (1)
JPMorgan U.S. Quality Factor ETF (1)
JPMorgan U.S. Value Factor ETF (1)

(1)	Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023.
(2)
Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the year ended October 31, 2024 and the period May 10, 2023 (commencement of operations) through October 31, 2023.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents

October 31, 2024	J.P. Morgan Exchange-Traded Funds	207

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

208	J.P. Morgan Exchange-Traded Funds	October 31, 2024

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2024:
Dividends Received Deduction
JPMorgan BetaBuilders U.S. Equity ETF	91.79%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	70.08
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	57.63
JPMorgan Carbon Transition U.S. Equity ETF	61.81
JPMorgan Diversified Return U.S. Equity ETF	83.21
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	79.87
JPMorgan Diversified Return U.S. Small Cap Equity ETF	66.64
JPMorgan U.S. Momentum Factor ETF	100.00
JPMorgan U.S. Quality Factor ETF	98.71
JPMorgan U.S. Value Factor ETF	78.79
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan BetaBuilders Canada ETF	$101,668,621
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	125,192,899
JPMorgan BetaBuilders Emerging Markets Equity ETF	7,389,613
JPMorgan BetaBuilders Europe ETF	215,839,648
JPMorgan BetaBuilders International Equity ETF	110,239,359
JPMorgan BetaBuilders Japan ETF	221,619,653
JPMorgan BetaBuilders U.S. Equity ETF	41,170,443
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	15,666,547
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	5,391,543
JPMorgan Carbon Transition U.S. Equity ETF	59,029
JPMorgan Diversified Return Emerging Markets Equity ETF	7,174,188
JPMorgan Diversified Return International Equity ETF	10,951,620
Qualified Dividend Income
JPMorgan Diversified Return U.S. Equity ETF	$8,297,245
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	5,896,530
JPMorgan Diversified Return U.S. Small Cap Equity ETF	5,943,712
JPMorgan U.S. Momentum Factor ETF	6,298,065
JPMorgan U.S. Quality Factor ETF	53,090,759
JPMorgan U.S. Value Factor ETF	15,237,188
Section 199A Income
The following Funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended October 31, 2024:
Qualified Business Income
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$3,855,348
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	1,229,228
JPMorgan Diversified Return U.S. Equity ETF	1,256,028
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	893,248
JPMorgan Diversified Return U.S. Small Cap Equity ETF	967,709
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan BetaBuilders Canada ETF	$213,883,918	$15,335,989
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	189,288,236	1,773,436
JPMorgan BetaBuilders Emerging Markets Equity ETF	17,090,067	2,061,240
JPMorgan BetaBuilders Europe ETF	255,130,174	17,231,442
JPMorgan BetaBuilders International Equity ETF	133,175,776	10,782,914
JPMorgan BetaBuilders Japan ETF	267,806,913	25,836,615
JPMorgan Diversified Return Emerging Markets Equity ETF	14,932,428	1,587,927
JPMorgan Diversified Return International Equity ETF	14,455,380	986,448

October 31, 2024	J.P. Morgan Exchange-Traded Funds	209

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-ETF-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for each Fund whose annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighting the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that each Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees receive and consider information about each Fund’s performance throughout the year. The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark index. The Trustees also discussed the performance and the investment strategy of each Fund with the Adviser. Based on these discussions and various other factors, the Trustee concluded each Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. This review included ranking of each Fund within an expense universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that the Peer Group and/or Universe quintile rankings were not calculated if the number of funds in the Peer Group and/or Universe did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders Canada ETF’s net management fee and actual total expenses were in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF’s net management fee and actual total expenses were in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Emerging Markets Equity ETF’s net management fee and actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the JPMorgan BetaBuilders Europe ETF’s net management fee was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders International Equity ETF’s net management fee and actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Japan ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Equity ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF’s net management fee and actual total expenses were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Small Cap Equity ETF’s net management fee was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Carbon Transition U.S. Equity ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net management fee and actual total expenses were in the third and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Equity ETF’s net management fee and actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Mid Cap Equity ETF’s net management fee and actual total expenses were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Small Cap Equity ETF’s net management fee and actual total expenses were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the JPMorgan U.S. Momentum Factor ETF’s net management fee and actual total expenses were in the second quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Quality Factor ETF’s net management fee and actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Value Factor ETF’s net management fee and actual total expenses were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2024
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca, Inc.
JPMorgan Active Developing Markets Equity ETF	JADE	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan Dividend Leaders ETF	JDIV	NYSE Arca, Inc.
JPMorgan Global Select Equity ETF	JGLO	The NASDAQ Stock Market® LLC
JPMorgan Healthcare Leaders ETF	JDOC	The NASDAQ Stock Market® LLC
JPMorgan Hedged Equity Laddered Overlay ETF	HELO	NYSE Arca, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca, Inc.
JPMorgan International Value ETF	JIVE	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Automobile Components — 2.3%
Fuyao Glass Industry Group Co. Ltd., Class A	34,900	279,020
Banks — 9.5%
China Construction Bank Corp., Class H	658,000	510,764
China Merchants Bank Co. Ltd., Class A	100,300	526,759
Postal Savings Bank of China Co. Ltd., Class H (a)	164,000	94,182
		1,131,705
Beverages — 3.2%
Kweichow Moutai Co. Ltd., Class A	1,800	386,286
Broadline Retail — 10.3%
Alibaba Group Holding Ltd.	64,000	782,868
PDD Holdings, Inc., ADR *	3,682	444,013
		1,226,881
Electrical Equipment — 1.2%
Hongfa Technology Co. Ltd., Class A	33,000	140,426
Electronic Equipment, Instruments & Components — 9.3%
BOE Technology Group Co. Ltd., Class A	329,000	215,759
Foxconn Industrial Internet Co. Ltd., Class A	86,331	289,307
Luxshare Precision Industry Co. Ltd., Class A	45,400	267,264
Sunny Optical Technology Group Co. Ltd.	28,600	186,043
Xiamen Faratronic Co. Ltd., Class A	9,100	144,922
		1,103,295
Entertainment — 2.8%
iQIYI, Inc., ADR *	18,589	48,517
NetEase, Inc.	18,000	289,599
		338,116
Food Products — 3.4%
Angel Yeast Co. Ltd., Class A	19,300	98,714
Anjoy Foods Group Co. Ltd., Class A	11,300	136,023
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,300	173,957
		408,694
Gas Utilities — 2.7%
China Resources Gas Group Ltd.	24,800	95,620
ENN Energy Holdings Ltd.	32,000	225,449
		321,069
Health Care Equipment & Supplies — 1.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,200	119,792
Health Care Providers & Services — 0.9%
Sinopharm Group Co. Ltd., Class H	42,400	105,631
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — 6.1%
H World Group Ltd., ADR	4,021	147,531
Meituan * (a)	24,500	578,944
		726,475
Household Durables — 4.7%
Haier Smart Home Co. Ltd., Class H	93,200	338,244
Jason Furniture Hangzhou Co. Ltd., Class A	15,000	69,860
Midea Group Co. Ltd., Class A	15,100	151,243
		559,347
Independent Power and Renewable Electricity Producers — 2.1%
China Yangtze Power Co. Ltd., Class A	65,300	252,892
Insurance — 6.9%
China Pacific Insurance Group Co. Ltd., Class H	81,800	284,079
PICC Property & Casualty Co. Ltd., Class H	82,000	124,392
Ping An Insurance Group Co. of China Ltd., Class A	53,100	417,440
		825,911
Interactive Media & Services — 14.1%
Kanzhun Ltd., ADR	10,057	146,329
Tencent Holdings Ltd.	29,400	1,532,979
		1,679,308
Machinery — 4.0%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,200	95,944
Weichai Power Co. Ltd., Class H	130,000	196,438
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,141	28,300
Zhuzhou CRRC Times Electric Co. Ltd., Class H	40,400	155,033
		475,715
Media — 1.0%
Focus Media Information Technology Co. Ltd., Class A	111,700	113,136
Metals & Mining — 1.6%
Zijin Mining Group Co. Ltd., Class H	92,000	195,967
Oil, Gas & Consumable Fuels — 3.0%
China Petroleum & Chemical Corp., Class H	344,000	193,772
PetroChina Co. Ltd., Class H	224,000	168,205
		361,977
Pharmaceuticals — 1.0%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	18,190	115,102
Real Estate Management & Development — 1.9%
KE Holdings, Inc., ADR	10,296	225,791
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.0%
Flat Glass Group Co. Ltd., Class H	57,000	116,159
Montage Technology Co. Ltd., Class A	24,600	236,098
		352,257
Software — 1.0%
Kingdee International Software Group Co. Ltd. *	110,000	115,154
Technology Hardware, Storage & Peripherals — 1.9%
Lenovo Group Ltd.	170,000	224,168
Textiles, Apparel & Luxury Goods — 1.0%
Shenzhou International Group Holdings Ltd.	16,000	123,552
Total Common Stocks (Cost $11,400,680)		11,907,667
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM, 4.90% (b) (c)(Cost $8,860)	8,856	8,860
Total Investments — 100.0% (Cost $11,409,540)		11,916,527
Liabilities in Excess of Other Assets — (0.0)% ^		(265)
NET ASSETS — 100.0%		11,916,262

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Brazil — 7.2%
B3 SA - Brasil Bolsa Balcao	49,524	91,065
Banco BTG Pactual SA	15,771	88,691
Banco do Brasil SA	19,705	89,511
BB Seguridade Participacoes SA	2,866	16,995
Itau Unibanco Holding SA, ADR	14,335	86,727
Itau Unibanco Holding SA (Preference)	2,905	17,663
MercadoLibre, Inc. *	101	205,755
NU Holdings Ltd., Class A *	12,859	194,042
Petroleo Brasileiro SA, ADR	7,707	95,336
Raia Drogasil SA	10,159	42,967
TIM SA	14,082	40,364
TOTVS SA	4,869	25,133
WEG SA	4,202	39,528
		1,033,777
China — 25.5%
Alibaba Group Holding Ltd.	25,560	312,658
China Construction Bank Corp., Class H	77,582	60,222
China Mengniu Dairy Co. Ltd.	48,032	107,566
China Merchants Bank Co. Ltd., Class H	26,352	128,954
China Pacific Insurance Group Co. Ltd., Class H	12,121	42,094
China Petroleum & Chemical Corp., Class H	139,134	78,373
China Resources Mixc Lifestyle Services Ltd. (a)	9,194	37,929
China Yangtze Power Co. Ltd., Class A	25,500	98,756
Contemporary Amperex Technology Co. Ltd., Class A	2,700	93,632
Full Truck Alliance Co. Ltd., ADR	10,451	93,536
Fuyao Glass Industry Group Co. Ltd., Class H (a)	37,517	266,148
H World Group Ltd., ADR	2,124	77,930
Haier Smart Home Co. Ltd., Class A	10,700	43,937
Haier Smart Home Co. Ltd., Class H	40,862	148,297
Huayu Automotive Systems Co. Ltd., Class A	9,600	20,351
Industrial & Commercial Bank of China Ltd., Class H	50,952	30,564
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,500	72,646
JD.com, Inc., Class A	2,091	42,404
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,500	54,513
Kanzhun Ltd., ADR	2,578	37,510
KE Holdings, Inc., ADR	3,625	79,496
Kweichow Moutai Co. Ltd., Class A	300	64,381
Midea Group Co. Ltd., Class A	24,100	241,388
Montage Technology Co. Ltd., Class A	9,290	89,161
NetEase, Inc.	11,995	192,985
PDD Holdings, Inc., ADR *	612	73,801
Ping An Insurance Group Co. of China Ltd., Class H	13,972	86,567
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	41,179
INVESTMENTS	SHARES	VALUE($)

China — continued
Shenzhou International Group Holdings Ltd.	13,066	100,896
Tencent Holdings Ltd.	12,289	640,775
Trip.com Group Ltd., ADR *	899	57,896
Wuliangye Yibin Co. Ltd., Class A	3,300	68,080
Yum China Holdings, Inc.	2,053	90,558
		3,675,183
Greece — 0.2%
National Bank of Greece SA	4,422	34,645
Hong Kong — 1.6%
AIA Group Ltd.	7,956	62,791
Hong Kong Exchanges & Clearing Ltd.	2,354	94,255
Techtronic Industries Co. Ltd.	4,801	69,449
		226,495
Hungary — 0.4%
OTP Bank Nyrt.	1,051	52,325
India — 15.0%
Apollo Hospitals Enterprise Ltd.	474	39,489
Bajaj Auto Ltd.	1,135	132,561
Bajaj Finance Ltd.	1,356	110,759
Bharat Electronics Ltd.	14,266	48,156
Bharti Airtel Ltd.	3,135	60,006
HCL Technologies Ltd.	5,727	119,835
HDFC Bank Ltd., ADR	3,928	247,582
HDFC Bank Ltd.	2,582	53,072
Hindustan Aeronautics Ltd. (a)	821	41,314
ICICI Bank Ltd., ADR	3,666	111,483
Infosys Ltd., ADR	15,082	315,365
ITC Ltd.	13,271	76,997
Kotak Mahindra Bank Ltd.	3,327	68,304
MakeMyTrip Ltd. *	919	93,269
NTPC Ltd.	18,804	90,947
Power Grid Corp. of India Ltd.	9,649	36,705
Shriram Finance Ltd.	6,214	230,709
Tata Consultancy Services Ltd.	3,310	155,693
Tata Motors Ltd.	6,829	67,546
UltraTech Cement Ltd.	536	70,385
		2,170,177
Indonesia — 3.6%
Bank Central Asia Tbk. PT	154,000	100,574
Bank Mandiri Persero Tbk. PT	146,200	62,065
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Bank Rakyat Indonesia Persero Tbk. PT	899,100	274,094
Telkom Indonesia Persero Tbk. PT	494,500	88,388
		525,121
Macau — 0.2%
Sands China Ltd. *	14,707	37,419
Mexico — 4.3%
BBB Foods, Inc., Class A *	2,250	71,865
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,206	21,008
Grupo Financiero Banorte SAB de CV, Class O	28,616	199,716
Grupo Mexico SAB de CV	7,459	39,137
Southern Copper Corp.	264	28,921
Vista Energy SAB de CV, ADR *	727	36,248
Wal-Mart de Mexico SAB de CV	79,496	219,504
		616,399
Panama — 0.4%
Copa Holdings SA, Class A	628	61,104
Peru — 0.2%
Credicorp Ltd.	137	25,226
Poland — 0.3%
Dino Polska SA * (a)	534	44,251
Portugal — 0.3%
Jeronimo Martins SGPS SA	2,518	48,945
Saudi Arabia — 2.7%
Al Rajhi Bank	4,085	95,449
Saudi Arabian Oil Co. (a)	19,152	137,570
Saudi National Bank (The)	17,395	152,918
		385,937
South Africa — 3.1%
Absa Group Ltd.	3,523	33,697
Bid Corp. Ltd.	2,308	54,610
Capitec Bank Holdings Ltd.	473	85,448
FirstRand Ltd.	16,624	73,041
Shoprite Holdings Ltd.	5,919	102,224
Standard Bank Group Ltd.	7,611	104,785
		453,805
South Korea — 11.7%
Hana Financial Group, Inc.	1,569	67,694
Hanwha Aerospace Co. Ltd.	375	99,222
Hanwha Industrial Solutions Co. Ltd. *	415	12,721
Hyundai Motor Co.	492	75,783
KB Financial Group, Inc.	2,459	160,004
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Kia Corp.	2,813	186,021
Samsung Electronics Co. Ltd.	10,718	455,097
Samsung Electronics Co. Ltd. (Preference)	1,863	64,088
Samsung Fire & Marine Insurance Co. Ltd.	666	161,466
Shinhan Financial Group Co. Ltd.	3,978	148,181
SK Hynix, Inc.	1,759	230,277
SK Telecom Co. Ltd.	819	33,611
		1,694,165
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	11,245	111,940
Taiwan — 18.8%
Accton Technology Corp.	4,877	81,951
ASE Technology Holding Co. Ltd.	44,825	211,386
Chailease Holding Co. Ltd.	8,807	41,241
Delta Electronics, Inc.	5,697	70,363
MediaTek, Inc.	2,435	94,790
Novatek Microelectronics Corp.	2,966	45,829
Quanta Computer, Inc.	26,345	239,248
Realtek Semiconductor Corp.	9,853	144,568
Taiwan Semiconductor Manufacturing Co. Ltd.	48,547	1,522,409
United Microelectronics Corp.	21,116	30,465
Wistron Corp.	16,857	56,659
Wiwynn Corp.	3,032	172,377
		2,711,286
Thailand — 0.9%
SCB X PCL, NVDR	37,500	126,116
Turkey — 1.9%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	56,399
BIM Birlesik Magazalar A/S	4,867	66,262
Ford Otomotiv Sanayi A/S	2,071	59,141
KOC Holding A/S	7,184	35,428
Turkiye Garanti Bankasi A/S	10,837	33,809
Yapi ve Kredi Bankasi A/S	36,695	26,245
		277,284
United States — 0.4%
Globant SA *	255	53,522
Total Common Stocks (Cost $14,336,916)		14,365,122
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.5% (Cost $14,336,916)		14,365,122
Other Assets in Excess of Liabilities — 0.5%		68,010
NET ASSETS — 100.0%		14,433,132

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	20.8%
Semiconductors & Semiconductor Equipment	16.5
Technology Hardware, Storage & Peripherals	6.9
Interactive Media & Services	4.7
Consumer Staples Distribution & Retail	4.5
IT Services	4.5
Broadline Retail	4.4
Automobiles	3.6
Household Durables	3.0
Insurance	2.6
Hotels, Restaurants & Leisure	2.5
Oil, Gas & Consumable Fuels	2.4
Consumer Finance	2.4
Automobile Components	2.0
Capital Markets	1.9
Aerospace & Defense	1.7
Entertainment	1.3
Independent Power and Renewable Electricity Producers	1.3
Food Products	1.3
Electrical Equipment	1.0
Others (each less than 1.0%)	10.7
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 0.1%
Rio Tinto plc	8,689	561,553
Austria — 0.1%
Erste Group Bank AG	9,003	509,261
Raiffeisen Bank International AG	13,834	247,818
		757,079
Brazil — 4.9%
Arcos Dorados Holdings, Inc., Class A	77,197	680,106
Atacadao SA *	498,341	641,363
B3 SA - Brasil Bolsa Balcao	1,469,542	2,702,214
Banco BTG Pactual SA	376,987	2,120,059
Banco do Brasil SA	919,614	4,177,388
BB Seguridade Participacoes SA	177,222	1,050,904
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,505	327,249
Cia Energetica de Minas Gerais (Preference)	220,909	433,724
Cury Construtora e Incorporadora SA	99,674	421,911
Fleury SA	103,605	265,066
Gerdau SA (Preference)	121,398	383,457
Itau Unibanco Holding SA (Preference)	990,939	6,025,274
Itausa SA (Preference)	717,689	1,315,972
Localiza Rent a Car SA	40,627	295,659
Lojas Renner SA	696,929	2,244,775
MercadoLibre, Inc. *	3,273	6,667,690
NU Holdings Ltd., Class A *	309,106	4,664,410
Petroleo Brasileiro SA, ADR	489,892	6,589,047
Porto Seguro SA	128,348	845,899
Raia Drogasil SA	415,599	1,757,753
Rumo SA	114,685	393,400
Telefonica Brasil SA	59,423	541,508
TIM SA	757,644	2,171,662
TOTVS SA	47,936	247,437
Vale SA, ADR	147,170	1,574,719
Vibra Energia SA	99,069	382,847
WEG SA	264,829	2,491,204
		51,412,697
Chile — 0.2%
Banco de Chile	3,136,311	365,363
Banco Santander Chile	38,714,518	1,922,397
		2,287,760
China — 27.4%
Airtac International Group	30,562	845,955
Alibaba Group Holding Ltd.	2,189,486	26,782,483
Angel Yeast Co. Ltd., Class A	196,209	1,003,558
INVESTMENTS	SHARES	VALUE($)

China — continued
Anjoy Foods Group Co. Ltd., Class A	76,900	925,676
ANTA Sports Products Ltd.	58,800	627,584
Baidu, Inc., Class A *	151,800	1,732,164
Bank of Hangzhou Co. Ltd., Class A	179,800	350,116
Beijing Kingsoft Office Software, Inc., Class A	30,100	1,087,310
Beijing Yanjing Brewery Co. Ltd., Class A	301,800	430,812
BOE Technology Group Co. Ltd., Class A	3,714,974	2,436,287
Budweiser Brewing Co. APAC Ltd. (a)	1,052,828	1,098,077
BYD Co. Ltd., Class H	11,000	397,305
BYD Electronic International Co. Ltd.	107,500	460,683
China Construction Bank Corp., Class H	9,620,000	7,467,396
China Feihe Ltd. (a)	628,000	473,979
China Life Insurance Co. Ltd., Class H	381,000	807,622
China Mengniu Dairy Co. Ltd.	438,000	980,884
China Merchants Bank Co. Ltd., Class H	1,864,000	9,121,536
China Overseas Land & Investment Ltd.	273,500	522,609
China Pacific Insurance Group Co. Ltd., Class H	1,170,400	4,064,628
China Petroleum & Chemical Corp., Class H	5,410,000	3,047,401
China Resources Gas Group Ltd.	971,100	3,744,202
China Resources Mixc Lifestyle Services Ltd. (a)	235,082	969,811
China Resources Power Holdings Co. Ltd.	186,000	447,423
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	152,210	963,152
China Shenhua Energy Co. Ltd., Class H	128,500	556,395
China Suntien Green Energy Corp. Ltd., Class H	734,000	333,929
China Yangtze Power Co. Ltd., Class A	1,215,775	4,708,429
Chongqing Brewery Co. Ltd., Class A	177,600	1,449,272
CITIC Ltd.	185,000	217,303
CITIC Securities Co. Ltd., Class H	626,500	1,730,293
CMOC Group Ltd., Class H	609,000	504,108
Contemporary Amperex Technology Co. Ltd., Class A	92,500	3,207,755
ENN Energy Holdings Ltd.	65,500	461,467
Flat Glass Group Co. Ltd., Class H	259,000	527,808
Focus Media Information Technology Co. Ltd., Class A	1,902,600	1,927,058
Foxconn Industrial Internet Co. Ltd., Class A	834,300	2,795,855
Full Truck Alliance Co. Ltd., ADR	106,320	951,564
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,130,800	8,021,973
Ganfeng Lithium Group Co. Ltd. (a)	155,200	425,768
Geely Automobile Holdings Ltd.	234,000	411,349
Great Wall Motor Co. Ltd., Class H	271,000	430,939
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Gree Electric Appliances, Inc. of Zhuhai, Class A	112,500	687,735
H World Group Ltd.	902,686	3,322,609
Haier Smart Home Co. Ltd., Class H	2,050,000	7,439,914
Haitian International Holdings Ltd.	149,000	412,131
Hefei Meiya Optoelectronic Technology, Inc., Class A	373,121	815,457
Hongfa Technology Co. Ltd., Class A	259,300	1,103,408
Huatai Securities Co. Ltd., Class H (a)	212,200	359,184
Industrial & Commercial Bank of China Ltd., Class H	503,000	301,728
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,180,813	4,636,803
JD Health International, Inc. * (a)	263,420	942,873
JD.com, Inc., Class A	141,702	2,873,607
Jiangsu Hengli Hydraulic Co. Ltd., Class A	146,400	1,064,103
Jiayou International Logistics Co. Ltd., Class A	202,560	565,069
Kanzhun Ltd., ADR	99,912	1,453,720
KE Holdings, Inc., Class A	461,668	3,394,675
Kingdee International Software Group Co. Ltd. *	1,012,000	1,059,418
Kweichow Moutai Co. Ltd., Class A	25,000	5,365,089
Lenovo Group Ltd.	2,356,000	3,106,709
Luxshare Precision Industry Co. Ltd., Class A	505,500	2,975,816
Luzhou Laojiao Co. Ltd., Class A	46,000	876,350
Meituan * (a)	344,528	8,141,325
Midea Group Co. Ltd., Class A	919,212	9,206,936
Minth Group Ltd. *	186,000	339,908
Montage Technology Co. Ltd., Class A	75,866	728,123
NARI Technology Co. Ltd., Class A	194,148	708,829
NetEase, Inc.	605,648	9,744,150
Ningbo Tuopu Group Co. Ltd., Class A	74,865	454,596
PDD Holdings, Inc., ADR *	59,439	7,167,749
PetroChina Co. Ltd., Class H	2,666,000	2,001,938
PICC Property & Casualty Co. Ltd., Class H	1,504,000	2,281,524
Ping An Insurance Group Co. of China Ltd., Class H	1,304,500	8,082,401
Postal Savings Bank of China Co. Ltd., Class H (a)	1,239,000	711,535
Qingdao Haier Biomedical Co. Ltd., Class A	49,758	216,425
Sailun Group Co. Ltd., Class A	101,000	205,511
SF Holding Co. Ltd., Class A	74,000	464,979
Shanghai Baosight Software Co. Ltd., Class A	326,701	1,233,189
Shanghai Pudong Development Bank Co. Ltd., Class A	304,606	421,690
INVESTMENTS	SHARES	VALUE($)

China — continued
Shenzhen Inovance Technology Co. Ltd., Class A	63,500	495,392
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,100	2,100,108
Shenzhou International Group Holdings Ltd.	385,400	2,976,063
Silergy Corp.	160,414	2,488,722
Sinoma International Engineering Co., Class A	232,100	336,572
Sinopharm Group Co. Ltd., Class H	745,200	1,856,510
Sinotrans Ltd., Class H	912,000	407,472
SITC International Holdings Co. Ltd.	183,000	517,873
Sunny Optical Technology Group Co. Ltd.	50,488	328,424
Sunresin New Materials Co. Ltd., Class A	91,000	624,761
SUPCON Technology Co. Ltd., Class A	128,561	869,507
Tencent Holdings Ltd.	1,068,500	55,713,867
Tingyi Cayman Islands Holding Corp.	1,508,000	2,200,012
Tongwei Co. Ltd., Class A	194,700	843,435
Trip.com Group Ltd. *	57,868	3,724,067
Weichai Power Co. Ltd., Class H	377,000	569,670
Wuliangye Yibin Co. Ltd., Class A	152,100	3,137,882
Xiamen Faratronic Co. Ltd., Class A	37,800	601,983
Xiaomi Corp., Class B * (a)	462,000	1,584,612
Yum China Holdings, Inc.	88,959	3,923,981
Zhejiang NHU Co. Ltd., Class A	133,300	424,522
Zhejiang Supor Co. Ltd., Class A	186,873	1,373,122
Zhongji Innolight Co. Ltd., Class A	66,460	1,312,128
Zhuzhou CRRC Times Electric Co. Ltd., Class H	571,500	2,193,111
Zijin Mining Group Co. Ltd., Class H	942,000	2,006,528
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	360,800	245,437
ZTO Express Cayman, Inc.	12,456	287,274
		287,460,159
Czech Republic — 0.0% ^
Komercni Banka A/S	11,834	408,915
Georgia — 0.1%
Bank of Georgia Group plc	7,493	401,933
TBC Bank Group plc	8,945	317,188
		719,121
Greece — 0.5%
Alpha Services and Holdings SA	244,225	367,883
Eurobank Ergasias Services and Holdings SA	295,371	611,188
Hellenic Telecommunications Organization SA	49,440	816,951
JUMBO SA	17,771	474,302
Metlen Energy & Metals SA	13,158	462,260
Motor Oil Hellas Corinth Refineries SA	12,915	275,807
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
National Bank of Greece SA	84,066	658,634
OPAP SA	49,223	839,544
Piraeus Financial Holdings SA	116,561	439,183
		4,945,752
Hong Kong — 1.1%
AIA Group Ltd.	449,600	3,548,386
ASMPT Ltd.	37,600	407,616
Hong Kong Exchanges & Clearing Ltd.	92,500	3,703,734
Techtronic Industries Co. Ltd.	248,500	3,594,664
		11,254,400
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	54,963	381,418
OTP Bank Nyrt.	57,477	2,861,550
Richter Gedeon Nyrt.	21,022	607,239
		3,850,207
India — 17.5%
Aavas Financiers Ltd. *	15,962	316,689
Apollo Hospitals Enterprise Ltd.	3,677	306,328
Asian Paints Ltd.	14,683	511,381
Axis Bank Ltd.	15,156	208,200
Bajaj Auto Ltd.	52,756	6,161,594
Bajaj Finance Ltd.	11,717	957,052
Bajaj Finserv Ltd.	108,358	2,248,580
Bharat Electronics Ltd.	163,698	552,579
Bharat Petroleum Corp. Ltd.	98,114	361,923
Bharti Airtel Ltd.	23,223	444,500
Biocon Ltd.	87,053	326,646
Blue Star Ltd.	31,821	705,773
Britannia Industries Ltd.	31,875	2,167,118
Canara Bank	339,010	411,929
CG Power & Industrial Solutions Ltd.	164,383	1,372,837
Cholamandalam Investment and Finance Co. Ltd.	158,776	2,393,560
Coal India Ltd.	77,501	415,712
Coforge Ltd.	33,940	3,060,084
Colgate-Palmolive India Ltd.	53,170	1,933,812
Computer Age Management Services Ltd.	30,271	1,594,853
Crompton Greaves Consumer Electricals Ltd.	417,137	1,936,049
Cummins India Ltd.	38,064	1,578,898
Delhivery Ltd. *	324,433	1,370,475
Dr Lal PathLabs Ltd. (a)	7,836	289,473
Dr Reddy's Laboratories Ltd.	180,750	2,733,985
Eicher Motors Ltd.	32,942	1,911,876
INVESTMENTS	SHARES	VALUE($)

India — continued
Embassy Office Parks, REIT	216,757	1,019,053
Endurance Technologies Ltd. (a)	36,348	1,023,495
GAIL India Ltd.	236,711	560,881
Havells India Ltd.	95,596	1,860,424
HCL Technologies Ltd.	147,618	3,088,851
HDFC Asset Management Co. Ltd. (a)	20,078	1,024,609
HDFC Bank Ltd., ADR	174,830	11,019,535
HDFC Bank Ltd.	491,202	10,096,516
HDFC Life Insurance Co. Ltd. (a)	337,317	2,881,197
Hero MotoCorp Ltd.	5,703	337,221
Hindalco Industries Ltd.	37,725	306,116
Hindustan Aeronautics Ltd. (a)	7,244	364,532
Hindustan Unilever Ltd.	140,686	4,223,931
ICICI Bank Ltd.	946,429	14,517,800
ICICI Lombard General Insurance Co. Ltd. (a)	22,036	500,597
Info Edge India Ltd.	31,580	2,786,428
Infosys Ltd.	680,842	14,205,526
InterGlobe Aviation Ltd. * (a)	12,629	606,691
ITC Ltd.	446,194	2,588,770
Kajaria Ceramics Ltd.	28,787	410,684
Kotak Mahindra Bank Ltd.	431,353	8,855,773
Mahanagar Gas Ltd. (a)	21,438	366,575
Mahindra & Mahindra Ltd.	223,969	7,232,508
MakeMyTrip Ltd. *	20,342	2,064,510
Manappuram Finance Ltd.	187,795	349,226
Maruti Suzuki India Ltd.	7,043	924,410
Metropolis Healthcare Ltd. (a)	24,627	626,484
Multi Commodity Exchange of India Ltd.	20,630	1,591,688
Natco Pharma Ltd.	35,564	590,293
NMDC Ltd.	132,608	348,257
Oil & Natural Gas Corp. Ltd.	431,011	1,359,290
PB Fintech Ltd. *	46,177	932,981
Petronet LNG Ltd.	111,164	438,664
REC Ltd.	86,440	533,695
Reliance Industries Ltd.	491,154	7,766,115
SBI Life Insurance Co. Ltd. (a)	10,173	195,858
Shriram Finance Ltd.	169,974	6,310,663
State Bank of India	84,449	821,795
Sundaram Finance Ltd.	16,149	922,941
Supreme Industries Ltd.	14,184	722,649
Syngene International Ltd. (a)	36,112	368,895
Tata Consultancy Services Ltd.	242,651	11,413,601
Tata Motors Ltd.	581,656	5,753,183
Tata Steel Ltd.	1,289,078	2,265,585
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tech Mahindra Ltd.	45,539	866,790
Triveni Turbine Ltd.	83,129	681,544
Tube Investments of India Ltd.	48,246	2,564,996
UltraTech Cement Ltd.	31,633	4,153,915
United Breweries Ltd.	22,546	514,477
United Spirits Ltd.	84,394	1,452,194
WNS Holdings Ltd. *	34,545	1,657,815
		184,342,133
Indonesia — 2.3%
Aspirasi Hidup Indonesia Tbk. PT	3,753,500	215,012
Bank Central Asia Tbk. PT	13,222,300	8,635,143
Bank Mandiri Persero Tbk. PT	11,582,200	4,916,865
Bank Negara Indonesia Persero Tbk. PT	1,607,900	536,293
Bank Rakyat Indonesia Persero Tbk. PT	21,028,170	6,410,524
Indofood CBP Sukses Makmur Tbk. PT	366,100	287,492
Indosat Tbk. PT	2,059,800	328,098
Telkom Indonesia Persero Tbk. PT	12,092,000	2,161,358
United Tractors Tbk. PT	171,500	299,357
		23,790,142
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	5,686	626,256
NAC Kazatomprom JSC, GDR (a)	21,726	849,487
		1,475,743
Macau — 0.1%
Sands China Ltd. *	301,112	766,113
Malaysia — 0.5%
99 Speed Mart Retail Holdings Bhd. *	568,100	306,169
AMMB Holdings Bhd.	254,300	295,226
CIMB Group Holdings Bhd.	978,200	1,773,799
Gamuda Bhd.	173,600	337,022
Malayan Banking Bhd.	223,400	535,001
MR DIY Group M Bhd. (a)	429,100	213,842
Press Metal Aluminium Holdings Bhd.	297,900	320,618
Public Bank Bhd.	839,000	844,272
Sunway Bhd.	426,200	423,378
Tenaga Nasional Bhd.	197,900	633,110
		5,682,437
Mexico — 2.7%
Alsea SAB de CV	122,301	295,278
America Movil SAB de CV	786,213	621,992
Arca Continental SAB de CV	92,234	786,797
BBB Foods, Inc., Class A *	25,002	798,564
INVESTMENTS	SHARES	VALUE($)

Mexico — continued
Bolsa Mexicana de Valores SAB de CV	301,057	491,995
Cemex SAB de CV	2,256,271	1,182,852
Coca-Cola Femsa SAB de CV	40,265	333,196
Corp. Inmobiliaria Vesta SAB de CV	228,235	594,270
Fomento Economico Mexicano SAB de CV	159,245	1,542,749
Gentera SAB de CV	568,797	727,714
Gruma SAB de CV, Class B	20,838	358,243
Grupo Aeroportuario del Pacifico SAB de CV, Class B	38,432	669,456
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	70,267	1,874,114
Grupo Comercial Chedraui SA de CV	37,099	234,948
Grupo Financiero Banorte SAB de CV, Class O	877,148	6,121,778
Grupo Mexico SAB de CV	314,495	1,650,158
Kimberly-Clark de Mexico SAB de CV, Class A	562,432	810,080
Regional SAB de CV	112,906	718,249
Southern Copper Corp.	14,537	1,592,528
Wal-Mart de Mexico SAB de CV	2,604,418	7,191,289
		28,596,250
Panama — 0.0% ^
Copa Holdings SA, Class A	5,423	527,658
Peru — 0.5%
Credicorp Ltd.	27,389	5,043,137
Philippines — 0.2%
Ayala Land, Inc.	705,300	395,654
BDO Unibank, Inc.	270,750	708,602
International Container Terminal Services, Inc.	107,730	734,144
Metropolitan Bank & Trust Co.	313,870	409,111
SM Prime Holdings, Inc.	589,200	309,909
		2,557,420
Poland — 0.5%
Bank Polska Kasa Opieki SA	30,516	1,067,640
Dino Polska SA * (a)	10,512	871,109
InPost SA *	19,069	372,000
KRUK SA	3,722	398,769
LPP SA	173	629,603
Powszechna Kasa Oszczednosci Bank Polski SA	63,313	879,687
Powszechny Zaklad Ubezpieczen SA	77,283	766,431
		4,985,239
Portugal — 0.2%
Jeronimo Martins SGPS SA	88,421	1,718,736
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — 0.3%
Ooredoo QPSC	175,483	551,367
Qatar Gas Transport Co. Ltd.	596,289	700,663
Qatar National Bank QPSC	390,424	1,858,247
		3,110,277
Russia — 0.0%
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡	571,670	—
Rosneft Oil Co. PJSC ‡	141,777	—
Sberbank of Russia PJSC ‡	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,691	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		—
Saudi Arabia — 2.5%
Ades Holding Co.	99,403	522,859
Al Rajhi Bank	186,585	4,359,673
Aldrees Petroleum and Transport Services Co.	18,902	695,177
Alinma Bank	190,573	1,423,905
AlKhorayef Water & Power Technologies Co. *	8,346	357,334
Arab National Bank	73,000	367,135
Arabian Centres Co. (a)	62,284	340,917
Bupa Arabia for Cooperative Insurance Co.	9,671	518,609
Catrion Catering Holding Co.	17,779	562,008
Co. for Cooperative Insurance (The)	11,883	443,231
Elm Co.	4,823	1,310,132
Etihad Etisalat Co.	49,372	679,782
Leejam Sports Co. JSC	15,367	777,413
Riyad Bank	113,351	774,781
Riyadh Cables Group Co.	42,591	1,155,858
Saudi Arabian Oil Co. (a)	461,299	3,313,539
Saudi Aramco Base Oil Co.	19,696	612,987
Saudi Awwal Bank	76,214	686,027
Saudi National Bank (The)	569,217	5,003,945
Saudi Telecom Co.	144,223	1,618,651
United International Transportation Co.	51,283	1,174,305
		26,698,268
South Africa — 3.2%
Absa Group Ltd.	167,300	1,600,215
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
AVI Ltd.	270,703	1,697,496
Bid Corp. Ltd.	115,655	2,736,556
Bidvest Group Ltd. (The)	83,793	1,355,950
Capitec Bank Holdings Ltd.	23,619	4,266,793
Clicks Group Ltd.	158,245	3,377,988
Exxaro Resources Ltd.	28,459	268,371
FirstRand Ltd.	904,222	3,972,876
Foschini Group Ltd. (The)	69,474	604,656
Gold Fields Ltd.	105,797	1,744,706
Harmony Gold Mining Co. Ltd.	85,467	927,264
Motus Holdings Ltd.	82,257	550,511
Mr Price Group Ltd.	41,270	601,998
Naspers Ltd., Class N	8,408	1,987,209
Shoprite Holdings Ltd.	187,472	3,237,717
Standard Bank Group Ltd.	255,892	3,523,000
Truworths International Ltd.	69,716	441,904
Vodacom Group Ltd.	112,341	703,333
		33,598,543
South Korea — 11.2%
APR Corp. *	15,403	552,234
APRILBIO Co. Ltd. *	42,735	652,906
BGF retail Co. Ltd.	12,362	1,034,331
BNK Financial Group, Inc.	65,351	445,631
CJ CheilJedang Corp.	3,764	744,734
Cosmax, Inc.	6,524	710,300
Coupang, Inc. *	29,913	771,456
Daeduck Electronics Co. Ltd.	28,434	349,458
DB Insurance Co. Ltd.	5,414	426,727
Doosan Enerbility Co. Ltd. *	32,283	463,841
Eugene Technology Co. Ltd.	27,089	723,411
Hana Financial Group, Inc.	112,379	4,848,536
Hankook Tire & Technology Co. Ltd.	10,221	260,314
Hanmi Pharm Co. Ltd.	1,939	447,592
Hansol Chemical Co. Ltd.	2,774	251,495
Hanwha Aerospace Co. Ltd.	2,449	647,989
Hanwha Ocean Co. Ltd. *	42,061	809,564
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,295	435,964
HK inno N Corp.	15,737	562,765
HMM Co. Ltd.	25,039	309,344
Hugel, Inc. *	5,967	1,173,715
Hyundai Glovis Co. Ltd.	13,550	1,192,160
Hyundai Mobis Co. Ltd.	8,389	1,507,779
Hyundai Motor Co.	24,196	3,726,922
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Kakao Corp.	11,722	311,989
KakaoBank Corp.	12,594	196,345
KB Financial Group, Inc.	32,666	2,125,538
KEPCO Plant Service & Engineering Co. Ltd.	6,655	215,024
Kia Corp.	75,925	5,020,841
KIWOOM Securities Co. Ltd.	13,395	1,297,243
Korea Aerospace Industries Ltd.	9,532	402,018
Korea Investment Holdings Co. Ltd.	17,909	993,931
Korean Air Lines Co. Ltd.	35,973	620,960
KT&G Corp.	3,695	293,509
Kumho Petrochemical Co. Ltd.	4,828	497,162
LG Chem Ltd.	15,223	3,422,805
LG Energy Solution Ltd. *	4,264	1,251,357
LigaChem Biosciences, Inc. *	6,166	572,378
NAVER Corp.	26,076	3,189,663
NCSoft Corp.	2,356	369,873
Nextbiomedical Co. Ltd. *	12,141	287,689
Samsung Biologics Co. Ltd. * (a)	3,868	2,797,494
Samsung C&T Corp.	19,094	1,612,228
Samsung Electro-Mechanics Co. Ltd.	16,779	1,426,635
Samsung Electronics Co. Ltd.	720,800	30,605,881
Samsung Fire & Marine Insurance Co. Ltd.	12,755	3,092,333
Samsung Heavy Industries Co. Ltd. *	103,548	714,253
Samsung Life Insurance Co. Ltd.	34,925	2,555,619
Samsung SDI Co. Ltd.	7,340	1,720,974
Samsung SDS Co. Ltd.	3,030	312,493
Samsung Securities Co. Ltd.	44,745	1,476,554
SHIFT UP Corp. *	8,027	375,447
Shinhan Financial Group Co. Ltd.	146,373	5,452,423
SK Hynix, Inc.	103,024	13,487,267
SK Telecom Co. Ltd.	29,157	1,196,582
SK, Inc.	12,856	1,375,731
SM Entertainment Co. Ltd.	27,182	1,390,183
S-Oil Corp.	33,797	1,401,929
SOLUM Co. Ltd. *	35,119	484,859
SOOP Co. Ltd.	10,371	718,445
Soulbrain Co. Ltd.	1,863	271,460
Tokai Carbon Korea Co. Ltd.	3,899	238,911
WONIK IPS Co. Ltd. *	17,957	356,065
		117,181,259
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	359,978	3,583,465
Taiwan — 19.3%
Accton Technology Corp.	270,000	4,536,994
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
Acer, Inc.	682,000	845,116
Advantech Co. Ltd.	132,629	1,299,773
Allis Electric Co. Ltd.	181,576	621,347
ASE Technology Holding Co. Ltd.	1,467,000	6,918,074
Asia Vital Components Co. Ltd.	73,000	1,398,440
ASPEED Technology, Inc.	4,158	527,264
Asustek Computer, Inc.	43,000	759,290
AUO Corp.	710,000	365,788
Cathay Financial Holding Co. Ltd.	321,000	677,935
Chailease Holding Co. Ltd.	489,973	2,294,438
China Airlines Ltd.	474,000	330,558
China Steel Corp.	2,527,000	1,767,392
CTBC Financial Holding Co. Ltd.	3,020,000	3,347,896
Delta Electronics, Inc.	403,000	4,977,405
E.Sun Financial Holding Co. Ltd.	3,314,465	2,818,394
Elan Microelectronics Corp.	49,000	220,150
Elite Material Co. Ltd.	26,000	331,743
eMemory Technology, Inc.	23,000	2,236,402
Evergreen Marine Corp. Taiwan Ltd.	228,000	1,444,634
Faraday Technology Corp.	120,000	852,628
Formosa Petrochemical Corp.	423,000	633,399
Fubon Financial Holding Co. Ltd.	328,726	918,283
Gudeng Precision Industrial Co. Ltd.	42,000	695,172
Hon Hai Precision Industry Co. Ltd.	991,000	6,352,036
Insyde Software Corp.	24,000	387,486
Jentech Precision Industrial Co. Ltd.	17,000	763,416
KGI Financial Holding Co. Ltd.	1,440,000	741,995
Largan Precision Co. Ltd.	17,000	1,190,692
Lite-On Technology Corp.	213,000	667,712
Makalot Industrial Co. Ltd.	68,340	733,184
Materials Analysis Technology, Inc.	61,000	506,768
MediaTek, Inc.	143,000	5,566,732
Mega Financial Holding Co. Ltd.	1,474,122	1,796,066
Nien Made Enterprise Co. Ltd.	84,000	1,251,705
Novatek Microelectronics Corp.	54,000	834,372
Nuvoton Technology Corp.	200,000	620,381
Parade Technologies Ltd.	44,400	966,577
Powertech Technology, Inc.	76,000	295,937
Poya International Co. Ltd.	36,360	565,128
President Chain Store Corp.	202,000	1,854,731
Quanta Computer, Inc.	1,002,000	9,099,500
Realtek Semiconductor Corp.	342,000	5,017,985
Shiny Chemical Industrial Co. Ltd.	84,000	437,161
Taiwan Mobile Co. Ltd.	439,000	1,547,236
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd.	3,455,000	108,347,032
Tong Yang Industry Co. Ltd.	207,000	684,495
Uni-President Enterprises Corp.	202,000	565,681
United Microelectronics Corp.	156,000	225,068
Vanguard International Semiconductor Corp.	378,000	1,115,746
Wistron Corp.	484,000	1,626,805
Wiwynn Corp.	90,000	5,116,719
Yageo Corp.	66,469	1,130,532
Yuanta Financial Holding Co. Ltd.	1,977,180	1,983,047
		202,810,440
Thailand — 1.0%
Amata Corp. PCL, NVDR	286,300	247,904
Bangkok Dusit Medical Services PCL, Class F	778,600	640,277
Bumrungrad Hospital PCL, NVDR	39,000	314,755
CP ALL PCL	378,500	712,246
Intouch Holdings PCL, NVDR	170,600	540,891
Kasikornbank PCL, NVDR	61,000	264,386
Krung Thai Bank PCL, NVDR	1,316,700	799,728
PTT Exploration & Production PCL	557,500	2,093,876
SCB X PCL	894,400	3,007,944
Siam Cement PCL (The) (Registered)	223,300	1,389,628
Thai Oil PCL	351,963	427,874
True Corp. PCL, NVDR *	1,673,300	609,356
		11,048,865
Turkey — 0.6%
Akbank TAS	222,082	327,954
Aselsan Elektronik Sanayi ve Ticaret A/S	161,943	287,992
BIM Birlesik Magazalar A/S	170,059	2,315,264
Ford Otomotiv Sanayi A/S	11,981	342,140
KOC Holding A/S	75,402	371,843
Turk Hava Yollari AO *	75,403	599,717
Turkcell Iletisim Hizmetleri A/S	161,572	399,515
Turkiye Garanti Bankasi A/S	96,799	301,994
Turkiye Is Bankasi A/S, Class C	938,831	322,731
Turkiye Petrol Rafinerileri A/S	81,474	343,824
Turkiye Sigorta A/S	1,091,673	411,628
Yapi ve Kredi Bankasi A/S	401,655	287,274
		6,311,876
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	524,135	1,274,028
Abu Dhabi Islamic Bank PJSC	244,313	838,089
ADNOC Drilling Co. PJSC	380,001	524,525
Adnoc Gas plc	365,090	328,605
INVESTMENTS	SHARES	VALUE($)

United Arab Emirates — continued
ADNOC Logistics & Services	354,662	560,036
Aldar Properties PJSC	651,843	1,351,144
Dubai Electricity & Water Authority PJSC	1,896,379	1,285,576
Dubai Islamic Bank PJSC	167,885	285,282
Emaar Properties PJSC	706,387	1,670,138
Emirates NBD Bank PJSC	165,850	857,911
Salik Co. PJSC	445,619	582,021
		9,557,355
United Kingdom — 0.2%
Anglogold Ashanti plc	16,662	464,855
HSBC Holdings plc (b)	126,800	1,174,808
		1,639,663
United States — 0.7%
EPAM Systems, Inc. *	6,213	1,172,082
ExlService Holdings, Inc. *	77,731	3,239,051
Genpact Ltd.	12,109	462,200
Globant SA *	11,093	2,328,310
		7,201,643
Vietnam — 0.0% ^
Phu Nhuan Jewelry JSC	20,000	74,769
Total Common Stocks (Cost $956,439,885)		1,045,959,074
Short-Term Investments — 0.8%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (c) (d) (Cost $7,607,812)	7,604,770	7,607,812
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (c) (d)(Cost $1,234,130)	1,234,130	1,234,130
Total Short-Term Investments (Cost $8,841,942)		8,841,942
Total Investments — 100.4% (Cost $965,281,827)		1,054,801,016
Liabilities in Excess of Other Assets — (0.4)%		(4,157,668)
NET ASSETS — 100.0%		1,050,643,348

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $911,320.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.7%
Semiconductors & Semiconductor Equipment	14.7
Interactive Media & Services	6.2
Technology Hardware, Storage & Peripherals	5.3
Broadline Retail	4.4
IT Services	3.6
Insurance	3.4
Oil, Gas & Consumable Fuels	3.3
Automobiles	3.1
Consumer Staples Distribution & Retail	2.8
Electronic Equipment, Instruments & Components	2.7
Hotels, Restaurants & Leisure	2.3
Household Durables	2.1
Capital Markets	1.7
Beverages	1.6
Metals & Mining	1.6
Food Products	1.5
Automobile Components	1.4
Electrical Equipment	1.4
Machinery	1.3
Consumer Finance	1.2
Entertainment	1.1
Financial Services	1.1
Others (each less than 1.0%)	13.7
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 0.8%
QBE Insurance Group Ltd.	4,330	48,886
Austria — 0.4%
Erste Group Bank AG	443	25,059
Denmark — 0.8%
Novo Nordisk A/S, Class B	442	49,577
Finland — 0.4%
Nordea Bank Abp	2,169	25,392
France — 7.9%
Cie Generale des Etablissements Michelin SCA	2,313	78,169
Legrand SA	595	67,157
LVMH Moet Hennessy Louis Vuitton SE	191	127,153
Pernod Ricard SA	355	44,293
Safran SA	274	62,024
Vinci SA	788	88,272
		467,068
Germany — 1.9%
Allianz SE (Registered)	148	46,591
Deutsche Boerse AG	289	67,129
		113,720
Hong Kong — 1.5%
AIA Group Ltd.	4,800	37,883
Hong Kong Exchanges & Clearing Ltd.	1,200	48,049
		85,932
Indonesia — 0.6%
Bank Central Asia Tbk. PT	53,100	34,678
Ireland — 2.0%
Accenture plc, Class A	334	115,170
Italy — 0.7%
UniCredit SpA	881	38,975
Japan — 4.1%
Bridgestone Corp.	1,100	39,199
Disco Corp.	100	28,453
Japan Exchange Group, Inc.	2,200	25,786
Shin-Etsu Chemical Co. Ltd.	3,000	109,932
Tokio Marine Holdings, Inc.	1,000	36,016
		239,386
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	12,832	35,432
Netherlands — 2.7%
ASML Holding NV	79	53,177
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
Heineken NV	893	73,241
Koninklijke KPN NV	8,870	34,667
		161,085
Singapore — 1.9%
DBS Group Holdings Ltd.	2,000	57,989
Singapore Exchange Ltd.	6,200	53,128
		111,117
South Korea — 0.9%
SK Hynix, Inc.	389	50,925
Spain — 0.7%
Iberdrola SA	2,805	41,667
Sweden — 1.6%
Volvo AB, Class B	3,675	95,722
Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	353	67,261
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	188,157
		255,418
United Kingdom — 4.2%
AstraZeneca plc	564	80,254
Lloyds Banking Group plc	5,729	3,932
RELX plc	2,337	107,174
SSE plc	2,425	55,104
		246,464
United States — 61.2%
Abbott Laboratories	992	112,463
AbbVie, Inc.	541	110,294
Analog Devices, Inc.	266	59,347
Baker Hughes Co.	1,310	49,885
Bank of America Corp.	2,325	97,232
Bristol-Myers Squibb Co.	768	42,831
Broadcom, Inc.	607	103,050
Chevron Corp.	513	76,345
CME Group, Inc.	450	101,412
CMS Energy Corp.	388	27,009
Coca-Cola Co. (The)	781	51,007
Dominion Energy, Inc.	701	41,731
Dow, Inc.	1,125	55,553
Exxon Mobil Corp.	790	92,256
Fidelity National Information Services, Inc.	1,614	144,824
Honeywell International, Inc.	343	70,548
Johnson & Johnson	689	110,144
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Linde plc	166	75,721
Lowe's Cos., Inc.	318	83,262
Mastercard, Inc., Class A	161	80,434
McDonald's Corp.	434	126,776
Merck & Co., Inc.	440	45,021
Meta Platforms, Inc., Class A	306	173,679
Microchip Technology, Inc.	1,050	77,039
Microsoft Corp.	818	332,394
Morgan Stanley	944	109,740
Nestle SA (Registered)	735	69,452
NextEra Energy, Inc.	1,407	111,505
Otis Worldwide Corp.	1,417	139,149
Prologis, Inc., REIT	430	48,564
Ross Stores, Inc.	378	52,814
Salesforce, Inc.	201	58,565
Seagate Technology Holdings plc	586	58,817
Shell plc	2,072	69,179
Southern Co. (The)	1,248	113,605
Truist Financial Corp.	922	39,692
UnitedHealth Group, Inc.	241	136,044
Wells Fargo & Co.	859	55,766
Welltower, Inc., REIT	575	77,556
Yum! Brands, Inc.	921	120,798
		3,601,503
Total Common Stocks (Cost $5,963,389)		5,843,176
Total Investments — 99.2% (Cost $5,963,389)		5,843,176
Other Assets in Excess of Liabilities — 0.8%		44,306
NET ASSETS — 100.0%		5,887,482

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	10.7%
Capital Markets	6.9
Software	6.7
Banks	6.5
Pharmaceuticals	5.6
Electric Utilities	5.5
Hotels, Restaurants & Leisure	4.2
Chemicals	4.1
Oil, Gas & Consumable Fuels	4.1
Machinery	4.0
Financial Services	3.9
Interactive Media & Services	3.0
Insurance	2.9
Beverages	2.9
Specialty Retail	2.3
Health Care Providers & Services	2.3
Textiles, Apparel & Luxury Goods	2.2
Automobile Components	2.0
IT Services	2.0
Health Care Equipment & Supplies	1.9
Biotechnology	1.9
Professional Services	1.8
Construction & Engineering	1.5
Health Care REITs	1.3
Industrial Conglomerates	1.2
Food Products	1.2
Multi-Utilities	1.2
Electrical Equipment	1.2
Aerospace & Defense	1.1
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	2.9
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Denmark — 1.1%
Novo Nordisk A/S, Class B	460,112	51,608,468
France — 6.1%
Airbus SE	295,028	45,003,934
Legrand SA	212,908	24,030,595
LVMH Moet Hennessy Louis Vuitton SE	197,880	131,732,782
Pernod Ricard SA	237,250	29,601,365
Safran SA	213,189	48,258,678
Vinci SA	180,065	20,171,011
		298,798,365
Germany — 2.9%
Deutsche Boerse AG	199,350	46,304,679
E.ON SE	2,749,074	37,098,976
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	109,785	56,141,882
		139,545,537
Hong Kong — 1.3%
AIA Group Ltd.	4,590,600	36,230,478
Hong Kong Exchanges & Clearing Ltd.	699,000	27,988,217
		64,218,695
Ireland — 1.2%
Accenture plc, Class A	164,968	56,884,266
Japan — 2.9%
Disco Corp.	95,900	27,286,887
Japan Exchange Group, Inc.	2,153,100	25,236,626
Shin-Etsu Chemical Co. Ltd.	1,601,400	58,681,645
Tokio Marine Holdings, Inc.	830,200	29,900,620
		141,105,778
Netherlands — 2.3%
ASML Holding NV	97,433	65,585,230
Heineken NV	316,673	25,972,483
Koninklijke KPN NV	5,270,314	20,597,893
		112,155,606
Singapore — 0.7%
DBS Group Holdings Ltd.	1,148,320	33,295,317
South Korea — 0.8%
SK Hynix, Inc.	313,180	40,999,594
Switzerland — 1.0%
UBS Group AG (Registered)	1,552,809	47,497,302
INVESTMENTS	SHARES	VALUE($)

Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	292,521	55,736,951
Taiwan Semiconductor Manufacturing Co. Ltd.	2,040,000	63,973,356
		119,710,307
United Kingdom — 2.6%
AstraZeneca plc	119,397	16,989,430
Diageo plc	851,180	26,285,952
RELX plc	1,305,581	59,873,559
SSE plc	1,115,872	25,356,391
		128,505,332
United States — 73.6%
Abbott Laboratories	481,072	54,539,133
AbbVie, Inc.	317,179	64,663,283
Advanced Micro Devices, Inc. *	193,418	27,865,731
Amazon.com, Inc. *	1,440,116	268,437,622
Aon plc, Class A	149,872	54,983,541
Apple, Inc.	640,532	144,702,584
AutoZone, Inc. *	8,273	24,893,457
Baker Hughes Co.	1,467,963	55,900,031
Bank of America Corp.	2,084,607	87,178,265
Bristol-Myers Squibb Co.	747,917	41,711,331
Charles Schwab Corp. (The)	500,360	35,440,499
CMS Energy Corp.	138,991	9,675,163
Coca-Cola Co. (The)	661,528	43,204,394
ConocoPhillips	494,447	54,161,724
Digital Realty Trust, Inc., REIT	202,693	36,125,973
Dominion Energy, Inc.	439,284	26,150,577
Dow, Inc.	545,324	26,928,099
Exxon Mobil Corp.	968,280	113,075,738
Fidelity National Information Services, Inc.	698,660	62,690,762
Fiserv, Inc. *	305,509	60,460,231
Honeywell International, Inc.	234,136	48,157,092
Johnson & Johnson	662,186	105,857,054
Mastercard, Inc., Class A	272,992	136,384,073
McDonald's Corp.	192,601	56,260,678
Meta Platforms, Inc., Class A	280,392	159,144,891
Microchip Technology, Inc.	417,629	30,641,440
Micron Technology, Inc.	360,249	35,898,813
Microsoft Corp.	736,831	299,411,277
Mondelez International, Inc., Class A	248,860	17,041,933
Nestle SA (Registered)	668,493	63,167,671
NextEra Energy, Inc.	286,878	22,735,081
NiSource, Inc.	489,982	17,227,767
NVIDIA Corp.	2,344,898	311,308,658
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Otis Worldwide Corp.	1,171,994	115,089,811
PepsiCo, Inc.	264,735	43,967,189
Prologis, Inc., REIT	203,305	22,961,267
Regeneron Pharmaceuticals, Inc. *	55,256	46,315,579
Ross Stores, Inc.	597,232	83,445,255
Salesforce, Inc.	207,594	60,486,664
Sanofi SA	208,680	22,053,266
Southern Co. (The)	1,024,222	93,234,929
Tesla, Inc. *	205,523	51,349,922
Uber Technologies, Inc. *	375,038	27,021,488
UnitedHealth Group, Inc.	278,806	157,385,987
US Bancorp	516,426	24,948,540
Wells Fargo & Co.	1,051,957	68,293,048
Welltower, Inc., REIT	312,918	42,206,380
Western Digital Corp. *	542,221	35,412,453
Yum! Brands, Inc.	659,992	86,564,551
		3,576,760,895
Total Common Stocks (Cost $4,460,703,518)		4,811,085,462
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b) (Cost $58,734,188)	58,713,083	58,736,568
Total Investments — 100.2% (Cost $4,519,437,706)		4,869,822,030
Liabilities in Excess of Other Assets — (0.2)%		(11,924,821)
NET ASSETS — 100.0%		4,857,897,209

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.5%
Software	7.4
Broadline Retail	5.5
Financial Services	5.3
Pharmaceuticals	4.9
Banks	4.4
Capital Markets	3.7
Technology Hardware, Storage & Peripherals	3.7
Insurance	3.6
Beverages	3.5
Oil, Gas & Consumable Fuels	3.4
Interactive Media & Services	3.3
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	2.9
Electric Utilities	2.9
Textiles, Apparel & Luxury Goods	2.7
Machinery	2.4
Biotechnology	2.3
Specialty Retail	2.2
Aerospace & Defense	1.9
Multi-Utilities	1.9
Chemicals	1.8
Food Products	1.6
Professional Services	1.2
IT Services	1.2
Energy Equipment & Services	1.2
Health Care Equipment & Supplies	1.1
Automobiles	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	4.0
Short-Term Investments	1.2
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Denmark — 6.1%
Novo Nordisk A/S, Class B	3,566	399,980
Zealand Pharma A/S *	334	38,558
		438,538
Germany — 0.6%
Sartorius AG (Preference)	164	42,485
Japan — 2.3%
Daiichi Sankyo Co. Ltd.	3,200	104,155
Terumo Corp.	3,200	60,945
		165,100
Netherlands — 1.4%
Argenx SE *	174	102,600
Switzerland — 2.9%
Lonza Group AG (Registered)	178	109,528
Novartis AG (Registered)	378	41,015
Sonova Holding AG (Registered)	153	55,989
		206,532
United Kingdom — 3.9%
AstraZeneca plc	1,989	283,022
United States — 81.9%
AbbVie, Inc.	1,797	366,354
Acadia Healthcare Co., Inc. *	748	31,932
Agios Pharmaceuticals, Inc. *	977	43,408
Alnylam Pharmaceuticals, Inc. *	103	27,459
Amgen, Inc.	170	54,427
Apellis Pharmaceuticals, Inc. *	843	22,980
Arvinas, Inc. *	809	21,382
Biogen, Inc. *	202	35,148
Biohaven Ltd. *	755	37,569
BioMarin Pharmaceutical, Inc. *	592	39,007
Blueprint Medicines Corp. *	447	39,117
Boston Scientific Corp. *	2,807	235,844
Bristol-Myers Squibb Co.	3,333	185,881
Centene Corp. *	1,035	64,439
Cigna Group (The)	533	167,794
Cooper Cos., Inc. (The) *	564	59,040
Danaher Corp.	1,152	283,000
Dexcom, Inc. *	800	56,384
Eli Lilly & Co.	780	647,197
Evolent Health, Inc., Class A *	1,441	33,647
Exact Sciences Corp. *	1,279	88,162
Halozyme Therapeutics, Inc. *	953	48,193
HCA Healthcare, Inc.	333	119,460
INVESTMENTS	SHARES	VALUE($)

United States — continued
Humana, Inc.	172	44,347
IDEXX Laboratories, Inc. *	34	13,835
Inspire Medical Systems, Inc. *	271	52,856
Intra-Cellular Therapies, Inc. *	626	53,054
Intuitive Surgical, Inc. *	221	111,349
IQVIA Holdings, Inc. *	404	83,151
iRhythm Technologies, Inc. *	349	25,282
Johnson & Johnson	1,107	176,965
McKesson Corp.	339	169,700
Medtronic plc	2,079	185,551
Merck & Co., Inc.	1,167	119,407
Natera, Inc. *	379	45,844
Neurocrine Biosciences, Inc. *	436	52,438
Regeneron Pharmaceuticals, Inc. *	285	238,887
REVOLUTION Medicines, Inc. *	694	37,129
Roche Holding AG	474	146,894
Sanofi SA	2,049	216,538
Sarepta Therapeutics, Inc. *	378	47,628
Stryker Corp.	513	182,772
Thermo Fisher Scientific, Inc.	608	332,163
Twist Bioscience Corp. *	873	35,234
UnitedHealth Group, Inc.	1,035	584,258
Vertex Pharmaceuticals, Inc. *	392	186,584
West Pharmaceutical Services, Inc.	209	64,357
		5,914,047
Total Common Stocks (Cost $6,359,771)		7,152,324
Total Investments — 99.1% (Cost $6,359,771)		7,152,324
Other Assets in Excess of Liabilities — 0.9%		68,511
NET ASSETS — 100.0%		7,220,835

Percentages indicated are based on net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	33.5%
Biotechnology	22.2
Health Care Providers & Services	16.5
Health Care Equipment & Supplies	14.5
Life Sciences Tools & Services	12.8
Health Care Technology	0.5
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	103,536	10,324,610
Northrop Grumman Corp.	6,330	3,222,097
Textron, Inc.	64,645	5,198,751
TransDigm Group, Inc.	7,048	9,178,610
		27,924,068
Air Freight & Logistics — 0.9%
FedEx Corp.	21,442	5,871,892
United Parcel Service, Inc., Class B	76,583	10,266,717
		16,138,609
Automobile Components — 0.1%
Aptiv plc *	33,791	1,920,343
Automobiles — 1.3%
Tesla, Inc. * (a)	95,731	23,918,390
Banks — 3.8%
Bank of America Corp.	520,132	21,751,920
Citigroup, Inc.	84,176	5,401,574
Fifth Third Bancorp	189,463	8,275,744
Truist Financial Corp.	225,690	9,715,955
US Bancorp	140,413	6,783,352
Wells Fargo & Co. (a)	267,536	17,368,437
		69,296,982
Beverages — 1.8%
Coca-Cola Co. (The) (a)	205,766	13,438,577
Monster Beverage Corp. *	109,616	5,774,571
PepsiCo, Inc. (a)	89,762	14,907,673
		34,120,821
Biotechnology — 2.8%
AbbVie, Inc. (a)	127,243	25,941,031
Biogen, Inc. *	13,534	2,354,916
BioMarin Pharmaceutical, Inc. *	8,606	567,049
Neurocrine Biosciences, Inc. *	11,699	1,407,039
Regeneron Pharmaceuticals, Inc. *	10,955	9,182,481
Sarepta Therapeutics, Inc. *	5,706	718,956
Vertex Pharmaceuticals, Inc. *	23,333	11,106,041
		51,277,513
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	402,540	75,033,456
Building Products — 1.6%
Carrier Global Corp.	115,892	8,427,666
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Masco Corp.	55,144	4,406,557
Trane Technologies plc	44,442	16,450,651
		29,284,874
Capital Markets — 2.0%
Ameriprise Financial, Inc.	6,865	3,503,210
Charles Schwab Corp. (The)	99,876	7,074,217
CME Group, Inc.	49,617	11,181,687
Goldman Sachs Group, Inc. (The) (a)	23,461	12,147,871
KKR & Co., Inc.	25,156	3,477,565
		37,384,550
Chemicals — 1.7%
Dow, Inc.	147,110	7,264,292
Linde plc	34,330	15,659,630
LyondellBasell Industries NV, Class A	51,652	4,485,976
PPG Industries, Inc.	30,714	3,824,200
		31,234,098
Communications Equipment — 0.3%
Arista Networks, Inc. *	5,165	1,995,963
Motorola Solutions, Inc.	6,410	2,880,333
		4,876,296
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	5,196	3,077,799
Consumer Finance — 0.1%
American Express Co.	8,894	2,402,092
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	13,011	11,373,956
Target Corp.	17,809	2,672,062
		14,046,018
Distributors — 0.0% ^
LKQ Corp.	10,467	385,081
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	155,434	3,503,482
Electric Utilities — 2.2%
Entergy Corp.	8,426	1,304,176
NextEra Energy, Inc. (a)	186,038	14,743,512
NRG Energy, Inc.	8,010	724,104
PG&E Corp.	322,633	6,523,639
Southern Co. (The)	183,614	16,714,382
		40,009,813
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	6,191	1,135,058
Eaton Corp. plc	19,883	6,592,805
		7,727,863
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	11,822	1,742,799
Energy Equipment & Services — 0.2%
Baker Hughes Co.	103,518	3,941,965
Entertainment — 0.3%
Walt Disney Co. (The)	34,676	3,335,831
Warner Music Group Corp., Class A	65,316	2,087,500
		5,423,331
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B * (a)	62,015	27,963,804
Block, Inc. *	25,984	1,879,163
Corpay, Inc. *	24,009	7,916,247
Fidelity National Information Services, Inc.	112,271	10,074,077
Mastercard, Inc., Class A (a)	62,691	31,319,797
Visa, Inc., Class A (a)	91,803	26,609,099
		105,762,187
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	207,160	14,186,317
Ground Transportation — 1.2%
CSX Corp.	219,891	7,397,133
Uber Technologies, Inc. *	154,810	11,154,061
Union Pacific Corp.	13,704	3,180,287
		21,731,481
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	30,799	3,491,683
Baxter International, Inc.	33,747	1,204,768
Boston Scientific Corp. * (a)	111,620	9,378,312
Medtronic plc	101,298	9,040,846
Stryker Corp.	37,749	13,449,214
		36,564,823
Health Care Providers & Services — 2.3%
Elevance Health, Inc.	14,796	6,003,625
HCA Healthcare, Inc.	6,042	2,167,507
Humana, Inc.	11,026	2,842,833
McKesson Corp.	4,896	2,450,889
UnitedHealth Group, Inc. (a)	51,560	29,105,620
		42,570,474
INVESTMENTS	SHARES	VALUE($)

Health Care REITs — 0.7%
Ventas, Inc.	116,794	7,648,839
Welltower, Inc.	37,750	5,091,720
		12,740,559
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	2,849	13,322,636
Chipotle Mexican Grill, Inc. *	160,098	8,928,665
DoorDash, Inc., Class A *	8,945	1,401,682
Expedia Group, Inc. *	30,137	4,710,715
Hilton Worldwide Holdings, Inc.	27,562	6,472,936
McDonald's Corp.	37,338	10,906,803
Royal Caribbean Cruises Ltd.	32,007	6,604,644
Yum! Brands, Inc.	69,427	9,106,045
		61,454,126
Household Durables — 0.1%
Lennar Corp., Class A	15,424	2,626,707
Household Products — 0.5%
Church & Dwight Co., Inc.	46,166	4,612,445
Procter & Gamble Co. (The)	23,053	3,807,895
		8,420,340
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	13,054	1,631,228
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	85,181	17,520,028
Industrial REITs — 0.5%
Prologis, Inc.	82,129	9,275,649
Insurance — 2.1%
Aon plc, Class A	22,181	8,137,544
Marsh & McLennan Cos., Inc.	12,288	2,681,733
MetLife, Inc.	68,434	5,366,594
Principal Financial Group, Inc.	28,607	2,357,217
Progressive Corp. (The)	55,199	13,403,973
Travelers Cos., Inc. (The)	26,576	6,536,101
		38,483,162
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A (a)	225,240	38,540,817
Alphabet, Inc., Class C (a)	170,144	29,382,167
Meta Platforms, Inc., Class A (a)	92,873	52,712,857
		120,635,841
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 1.0%
Accenture plc, Class A (Ireland)	26,358	9,088,766
Cognizant Technology Solutions Corp., Class A	115,568	8,620,217
		17,708,983
Life Sciences Tools & Services — 1.4%
Danaher Corp.	34,494	8,473,796
Thermo Fisher Scientific, Inc.	31,733	17,336,373
		25,810,169
Machinery — 1.6%
Deere & Co. (a)	32,871	13,302,565
Ingersoll Rand, Inc.	32,455	3,115,680
Otis Worldwide Corp.	94,700	9,299,540
PACCAR, Inc.	29,827	3,110,360
		28,828,145
Media — 1.0%
Charter Communications, Inc., Class A *	11,854	3,883,489
Comcast Corp., Class A (a)	308,373	13,466,649
Sirius XM Holdings, Inc.	47,441	1,264,777
		18,614,915
Metals & Mining — 0.1%
Nucor Corp.	13,698	1,942,924
Multi-Utilities — 0.3%
CMS Energy Corp.	60,783	4,231,105
Dominion Energy, Inc.	18,999	1,131,010
		5,362,115
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	20,703	3,081,020
ConocoPhillips (a)	135,372	14,828,649
Diamondback Energy, Inc.	32,051	5,665,655
EOG Resources, Inc. (a)	66,536	8,114,731
EQT Corp.	24,626	899,834
Exxon Mobil Corp. (a)	225,097	26,286,828
		58,876,717
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	69,732	3,990,065
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	14,763	1,017,761
Kenvue, Inc.	190,554	4,369,403
		5,387,164
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	221,279	12,340,730
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Eli Lilly & Co. (a)	25,872	21,467,033
Johnson & Johnson (a)	63,810	10,200,666
Merck & Co., Inc.	55,221	5,650,213
		49,658,642
Professional Services — 0.4%
Leidos Holdings, Inc.	43,490	7,965,628
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	50,180	3,518,622
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. * (a)	61,889	8,916,348
Analog Devices, Inc. (a)	63,941	14,265,877
Broadcom, Inc.	113,176	19,213,890
Lam Research Corp.	93,840	6,977,004
Marvell Technology, Inc.	12,950	1,037,425
Micron Technology, Inc.	108,528	10,814,815
NVIDIA Corp. (a)	1,010,992	134,219,298
NXP Semiconductors NV (China) (a)	60,499	14,187,015
Texas Instruments, Inc. (a)	80,427	16,339,549
		225,971,221
Software — 9.8%
Adobe, Inc. * (a)	6,516	3,115,169
Cadence Design Systems, Inc. *	10,495	2,897,879
Fair Isaac Corp. *	981	1,955,241
Intuit, Inc.	14,653	8,942,726
Microsoft Corp. (a)	316,364	128,554,512
Salesforce, Inc.	65,978	19,224,010
ServiceNow, Inc. * (a)	18,119	16,904,846
		181,594,383
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	41,061	7,318,302
Equinix, Inc.	1,376	1,249,518
SBA Communications Corp.	26,591	6,101,837
		14,669,657
Specialty Retail — 2.6%
AutoZone, Inc. *	3,959	11,912,631
Best Buy Co., Inc.	41,154	3,721,556
Burlington Stores, Inc. *	17,032	4,220,019
Lowe's Cos., Inc. (a)	69,122	18,098,213
O'Reilly Automotive, Inc. *	1,802	2,077,959
Ross Stores, Inc.	58,642	8,193,460
		48,223,838
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	566,642	128,010,094
Hewlett Packard Enterprise Co.	178,256	3,474,209
Seagate Technology Holdings plc	82,032	8,233,552
Western Digital Corp. *	54,599	3,565,861
		143,283,716
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	8,312	2,476,145
Tobacco — 0.5%
Altria Group, Inc.	52,030	2,833,554
Philip Morris International, Inc.	47,033	6,241,279
		9,074,833
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	2,844	2,311,603
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	15,487	3,456,079
Total Common Stocks (Cost $1,696,613,403)		1,836,998,729
	NO. OF CONTRACTS
Options Purchased — 1.2%
Put Options Purchased — 1.2%
SPDR S&P 500 ETF Trust
11/29/2024 at USD 533.00, American Style
Notional Amount: USD 607,534,976
Counterparty: Exchange-Traded *	10,684	3,493,668
12/31/2024 at USD 543.00, American Style
Notional Amount: USD 607,534,976
Counterparty: Exchange-Traded *	10,684	8,515,148
1/31/2025 at USD 538.00, American Style
Notional Amount: USD 619,817,600
Counterparty: Exchange-Traded *	10,900	9,777,300
Total Put Options Purchased (Cost $24,357,375)		21,786,116
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c) (Cost $3,197,539)	3,197,539	3,197,539
Total Investments — 101.0% (Cost $1,724,168,317)		1,861,982,384
Liabilities in Excess of Other Assets — (1.0)%		(19,100,591)
NET ASSETS — 100.0%		1,842,881,793

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Written Call Options Contracts as of October 31, 2024
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,684	USD 607,534,976	USD 592.00	11/29/2024	(2,938,100)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,684	USD 607,534,976	USD 603.00	12/31/2024	(3,664,612)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,900	USD 619,817,600	USD 599.00	1/31/2025	(7,624,550)
						(14,227,262)
Written Put Options Contracts as of October 31, 2024
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,684	USD 607,534,976	USD 450.00	11/29/2024	(694,460)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,684	USD 607,534,976	USD 459.00	12/31/2024	(1,773,544)
SPDR S&P 500 ETF Trust	Exchange-Traded	10,900	USD 619,817,600	USD 455.00	1/31/2025	(3,008,400)
						(5,476,404)
Total Written Options Contracts (Premiums Received $24,178,782)						(19,703,666)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.6%
Australia — 0.7%
Goodman Group, REIT	32,994	787,880
Brazil — 2.0%
MercadoLibre, Inc. *	524	1,067,482
NU Holdings Ltd., Class A *	74,872	1,129,819
		2,197,301
Canada — 5.3%
Alimentation Couche-Tard, Inc.	31,644	1,650,211
Canadian Pacific Kansas City Ltd.	37,099	2,861,927
Intact Financial Corp.	6,328	1,208,471
		5,720,609
China — 7.7%
Fuyao Glass Industry Group Co. Ltd., Class H (a)	103,200	732,108
PDD Holdings, Inc., ADR *	5,909	712,566
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	26,600	995,773
Tencent Holdings Ltd.	85,400	4,452,938
Yum China Holdings, Inc.	31,100	1,397,492
		8,290,877
Denmark — 3.3%
Coloplast A/S, Class B	3,450	432,115
Novo Nordisk A/S, Class B	28,298	3,174,045
		3,606,160
France — 8.5%
Air Liquide SA	14,992	2,688,087
Airbus SE	10,698	1,631,886
Legrand SA	10,349	1,168,076
LVMH Moet Hennessy Louis Vuitton SE	1,378	917,363
Safran SA	12,320	2,788,825
		9,194,237
Germany — 2.4%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,253	1,152,140
SAP SE	6,026	1,406,981
		2,559,121
Hong Kong — 0.9%
Hong Kong Exchanges & Clearing Ltd.	24,900	997,005
India — 0.7%
Bajaj Finance Ltd.	4,171	340,690
Computer Age Management Services Ltd.	7,552	397,883
		738,573
INVESTMENTS	SHARES	VALUE($)

Indonesia — 2.0%
Bank Central Asia Tbk. PT	2,102,100	1,372,827
Bank Rakyat Indonesia Persero Tbk. PT	2,590,900	789,847
		2,162,674
Italy — 0.8%
Ryanair Holdings plc, ADR	19,369	857,272
Japan — 17.1%
Advantest Corp.	19,100	1,105,884
Azbil Corp.	48,200	374,801
Daiichi Sankyo Co. Ltd.	25,400	826,725
Hamamatsu Photonics KK	32,900	435,025
Hitachi Ltd.	92,900	2,334,100
Hoya Corp.	10,900	1,458,355
Keyence Corp.	4,500	2,031,362
Otsuka Corp.	38,600	866,318
Rakuten Bank Ltd. *	49,300	999,533
Recruit Holdings Co. Ltd.	40,500	2,473,032
Shin-Etsu Chemical Co. Ltd.	34,100	1,249,559
Sony Group Corp.	114,600	2,016,675
Terumo Corp.	73,100	1,392,212
Tokio Marine Holdings, Inc.	24,200	871,591
		18,435,172
Mexico — 1.2%
Alsea SAB de CV	136,568	329,723
Wal-Mart de Mexico SAB de CV	364,855	1,007,434
		1,337,157
Netherlands — 5.7%
Adyen NV * (a)	213	325,391
Argenx SE *	1,586	935,194
ASML Holding NV	4,131	2,780,707
Heineken NV	14,376	1,179,073
Wolters Kluwer NV	5,245	881,599
		6,101,964
Singapore — 1.1%
DBS Group Holdings Ltd.	42,850	1,242,427
South Korea — 1.6%
Delivery Hero SE * (a)	4,086	173,459
Kia Corp.	8,138	538,158
SK Hynix, Inc.	7,385	966,799
		1,678,416
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 2.2%
Indra Sistemas SA	20,961	369,532
Industria de Diseno Textil SA	34,369	1,959,537
		2,329,069
Sweden — 2.3%
Atlas Copco AB, Class A	95,616	1,577,991
Volvo AB, Class B	33,896	882,883
		2,460,874
Switzerland — 1.7%
Cie Financiere Richemont SA (Registered)	12,650	1,841,846
Taiwan — 8.6%
Quanta Computer, Inc.	83,000	753,751
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,592	3,733,060
Taiwan Semiconductor Manufacturing Co. Ltd.	154,000	4,829,361
		9,316,172
United Kingdom — 12.1%
3i Group plc	56,640	2,322,677
Compass Group plc	33,907	1,101,178
InterContinental Hotels Group plc	22,087	2,436,142
London Stock Exchange Group plc	17,701	2,399,121
Next plc	4,984	630,548
RELX plc	51,758	2,391,423
Sage Group plc (The)	53,016	662,582
SSE plc	46,630	1,059,592
		13,003,263
United States — 7.7%
Ferrovial SE	26,445	1,061,313
Las Vegas Sands Corp.	27,670	1,434,690
Linde plc	4,174	1,908,734
Nestle SA (Registered)	24,010	2,268,768
Schneider Electric SE	6,383	1,653,508
		8,327,013
Total Common Stocks (Cost $87,721,168)		103,185,082
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c) (Cost $4,280,612)	4,279,653	4,281,365
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.6% (Cost $92,001,780)		107,466,447
Other Assets in Excess of Liabilities — 0.4%		397,006
NET ASSETS — 100.0%		107,863,453

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.5%
Hotels, Restaurants & Leisure	6.4
Professional Services	5.7
Chemicals	5.4
Capital Markets	5.3
Banks	5.2
Interactive Media & Services	4.1
Aerospace & Defense	4.1
Health Care Equipment & Supplies	4.0
Pharmaceuticals	3.7
Insurance	3.0
Ground Transportation	2.7
Electronic Equipment, Instruments & Components	2.6
Electrical Equipment	2.6
Textiles, Apparel & Luxury Goods	2.6
Consumer Staples Distribution & Retail	2.5
Machinery	2.3
Broadline Retail	2.2
Industrial Conglomerates	2.2
Food Products	2.1
Software	1.9
Household Durables	1.9
Specialty Retail	1.8
IT Services	1.2
Beverages	1.1
Construction & Engineering	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	4.9
Short-Term Investments	4.0
Futures contracts outstanding as of October 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	60	11/28/2024	USD	2,922,360	(3,690)

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Abbreviations
IFSC	International Financial Service Centre
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.7%
Australia — 2.6%
BHP Group Ltd.	44,137	1,226,240
JB Hi-Fi Ltd.	4,823	258,813
Perseus Mining Ltd.	148,312	277,289
QBE Insurance Group Ltd.	13,175	148,747
Ventia Services Group Pty. Ltd.	84,168	252,782
Vicinity Ltd., REIT	186,264	264,797
Whitehaven Coal Ltd.	47,706	213,360
		2,642,028
Austria — 1.1%
Erste Group Bank AG	7,450	421,415
OMV AG	5,543	229,705
Telekom Austria AG	25,773	213,904
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,094	226,445
		1,091,469
Belgium — 0.9%
Ageas SA	6,264	326,908
KBC Group NV	3,817	278,035
Proximus SADP	13,822	100,583
Solvay SA	4,246	172,745
		878,271
Brazil — 2.2%
Banco do Brasil SA	56,339	255,922
Cia de Saneamento de Minas Gerais Copasa MG	57,203	227,589
Cia Energetica de Minas Gerais (Preference)	132,846	260,825
Gerdau SA (Preference)	47,770	150,890
Lojas Renner SA	64,162	206,662
Petroleo Brasileiro SA (Preference)	91,835	569,352
TIM SA	45,900	131,565
Vale SA	39,384	422,052
		2,224,857
Canada — 4.7%
Bank of Nova Scotia (The)	12,859	662,090
Canadian Natural Resources Ltd.	4,141	140,824
CI Financial Corp.	17,350	285,356
Dundee Precious Metals, Inc.	25,952	263,928
EQB, Inc.	3,421	262,456
Fairfax Financial Holdings Ltd.	322	400,144
First Capital REIT, REIT	11,665	148,959
Manulife Financial Corp.	22,678	662,416
NuVista Energy Ltd. *	25,633	205,822
Precision Drilling Corp. *	2,015	121,029
Russel Metals, Inc.	7,706	214,574
INVESTMENTS	SHARES	VALUE($)

Canada — continued
Suncor Energy, Inc.	10,771	406,596
Toronto-Dominion Bank (The)	16,198	895,436
Whitecap Resources, Inc.	28,909	215,725
		4,885,355
China — 9.6%
Agricultural Bank of China Ltd., Class H	866,000	425,506
Alibaba Group Holding Ltd.	129,800	1,587,754
BOC Hong Kong Holdings Ltd.	73,000	238,325
China CITIC Bank Corp. Ltd., Class H	359,000	223,745
China Coal Energy Co. Ltd., Class H	150,000	187,122
China Construction Bank Corp., Class H	1,043,000	809,615
China Feihe Ltd. (a)	431,000	325,295
China Merchants Bank Co. Ltd., Class H	72,000	352,334
China Pacific Insurance Group Co. Ltd., Class H	122,400	425,077
China Resources Pharmaceutical Group Ltd. (a)	235,000	166,222
CSPC Pharmaceutical Group Ltd.	236,000	174,719
Geely Automobile Holdings Ltd.	215,000	377,948
Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	284,264
Industrial & Commercial Bank of China Ltd., Class H	790,000	473,887
JD.com, Inc., Class A	32,150	651,977
Jiangxi Copper Co. Ltd., Class H	109,000	183,350
Kunlun Energy Co. Ltd.	276,000	261,748
Lenovo Group Ltd.	150,000	197,795
Livzon Pharmaceutical Group, Inc., Class H	75,400	253,906
People's Insurance Co. Group of China Ltd. (The), Class H	616,000	310,929
PetroChina Co. Ltd., Class H	438,000	328,901
PICC Property & Casualty Co. Ltd., Class H	148,000	224,512
Ping An Insurance Group Co. of China Ltd., Class H	73,000	452,292
Sinopharm Group Co. Ltd., Class H	79,200	197,310
Sinotruk Hong Kong Ltd.	63,500	171,531
Vipshop Holdings Ltd., ADR	11,987	173,092
Weichai Power Co. Ltd., Class H	108,000	163,195
Yangzijiang Shipbuilding Holdings Ltd.	115,200	223,810
		9,846,161
Denmark — 0.7%
Danske Bank A/S	12,061	356,633
H Lundbeck A/S	29,266	190,590
Sydbank A/S	4,358	207,986
		755,209
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — 1.1%
Fortum OYJ	18,793	277,474
Nokia OYJ	83,051	392,999
Nordea Bank Abp	41,833	489,738
		1,160,211
France — 5.8%
AXA SA	18,008	676,152
BNP Paribas SA	9,683	661,291
Carrefour SA	13,678	217,220
Cie de Saint-Gobain SA	4,790	434,381
Cie Generale des Etablissements Michelin SCA	8,928	301,726
Credit Agricole SA	15,698	240,620
Eiffage SA	2,486	231,381
Engie SA	24,626	412,769
Orange SA	23,831	261,800
Renault SA	4,318	197,568
TotalEnergies SE	17,929	1,125,147
Unibail-Rodamco-Westfield, REIT	2,855	233,460
Vallourec SACA *	13,969	229,989
Vicat SACA	5,868	217,415
Vinci SA	5,188	581,164
		6,022,083
Georgia — 0.1%
Bank of Georgia Group plc	2,771	148,640
Germany — 6.6%
Allianz SE (Registered)	3,346	1,053,339
Bilfinger SE	2,722	130,838
Commerzbank AG	23,831	422,658
Deutsche Bank AG (Registered)	29,089	494,215
Deutsche Telekom AG (Registered)	29,302	885,903
Douglas AG *	7,925	161,698
E.ON SE	30,634	413,408
Freenet AG	5,193	154,338
Fresenius SE & Co. KGaA *	7,803	284,893
Heidelberg Materials AG	2,374	261,470
Henkel AG & Co. KGaA (Preference)	3,994	345,852
Hornbach Holding AG & Co. KGaA	1,837	160,723
LEG Immobilien SE	2,131	201,310
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,369	700,080
RWE AG	9,501	307,924
SAF-Holland SE	8,135	125,840
Traton SE	5,290	169,382
INVESTMENTS	SHARES	VALUE($)

Germany — continued
TUI AG *	24,334	202,850
Vonovia SE	10,268	336,644
		6,813,365
Greece — 0.6%
Eurobank Ergasias Services and Holdings SA	97,753	202,272
Hellenic Telecommunications Organization SA	15,054	248,754
National Bank of Greece SA	24,409	191,238
		642,264
Hong Kong — 1.2%
Bank of East Asia Ltd. (The)	180,200	223,682
Cathay Pacific Airways Ltd.	144,000	149,776
Link, REIT	50,500	235,301
Pacific Basin Shipping Ltd.	790,000	217,579
Prudential plc	17,314	144,136
United Laboratories International Holdings Ltd. (The)	218,000	295,911
		1,266,385
Hungary — 0.3%
OTP Bank Nyrt.	5,510	274,321
India — 2.5%
Bank of Baroda	83,558	248,485
Bharat Petroleum Corp. Ltd.	49,966	184,315
Canara Bank	119,734	145,488
Coal India Ltd.	48,886	262,222
Indian Oil Corp. Ltd.	149,832	252,524
Natco Pharma Ltd.	14,014	232,605
NMDC Ltd.	95,647	251,190
Oil & Natural Gas Corp. Ltd.	81,828	258,063
State Bank of India, GDR (a)	2,245	216,867
Sun TV Network Ltd.	25,144	224,731
Vedanta Ltd.	58,998	324,765
		2,601,255
Indonesia — 0.6%
Adaro Energy Indonesia Tbk. PT	856,700	197,181
Astra International Tbk. PT	621,400	201,736
United Tractors Tbk. PT	147,800	257,988
		656,905
Ireland — 1.2%
AerCap Holdings NV	2,987	279,434
AIB Group plc	25,634	137,425
Bank of Ireland Group plc	21,721	201,315
Cairn Homes plc	92,270	215,776
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Glenveagh Properties plc * (a)	104,221	182,349
Greencore Group plc *	84,206	225,845
		1,242,144
Italy — 4.4%
Banca Monte dei Paschi di Siena SpA	25,801	141,596
Banco BPM SpA	29,198	196,943
BFF Bank SpA (a)	13,787	134,628
BPER Banca SpA	46,941	285,805
Buzzi SpA	3,816	149,502
Danieli & C Officine Meccaniche SpA	8,278	167,336
Enel SpA	82,657	626,877
Generali	15,948	442,178
Intesa Sanpaolo SpA	129,600	554,690
Mediobanca Banca di Credito Finanziario SpA	14,220	234,591
MFE-MediaForEurope NV, Class B	55,906	258,207
Saipem SpA *	82,835	196,948
UniCredit SpA	13,536	598,822
Unipol Gruppo SpA	20,590	255,892
Webuild SpA	95,453	270,682
		4,514,697
Japan — 12.9%
Asahi Group Holdings Ltd.	21,900	262,915
Cosmo Energy Holdings Co. Ltd.	4,700	231,991
Credit Saison Co. Ltd.	7,200	161,944
Dai-ichi Life Holdings, Inc.	8,800	219,387
ENEOS Holdings, Inc.	53,900	271,901
Furukawa Electric Co. Ltd.	7,000	172,158
Gunma Bank Ltd. (The)	40,100	225,826
Hokkaido Electric Power Co., Inc.	21,300	137,023
Honda Motor Co. Ltd.	46,900	471,679
Idemitsu Kosan Co. Ltd.	28,800	196,342
Isuzu Motors Ltd.	21,600	279,327
ITOCHU Corp.	10,800	534,253
Japan Petroleum Exploration Co. Ltd.	31,500	236,882
Kandenko Co. Ltd.	11,000	160,969
Kansai Electric Power Co., Inc. (The)	14,300	229,330
Kansai Paint Co. Ltd.	10,400	169,381
KDDI Corp.	16,000	498,870
Komatsu Ltd.	12,200	315,801
Marubeni Corp.	21,700	324,398
Mitsubishi UFJ Financial Group, Inc.	93,400	984,459
Mizuho Financial Group, Inc.	25,400	527,583
Modec, Inc.	7,500	163,308
INVESTMENTS	SHARES	VALUE($)

Japan — continued
MS&AD Insurance Group Holdings, Inc.	18,100	400,360
Niterra Co. Ltd.	7,300	206,892
Nomura Real Estate Holdings, Inc.	7,000	172,338
ORIX Corp.	18,000	379,258
Osaka Gas Co. Ltd.	9,100	195,001
Sankyo Co. Ltd.	19,600	260,334
SBI Holdings, Inc.	10,800	237,158
Sega Sammy Holdings, Inc.	10,700	201,365
Sekisui House Ltd.	7,400	178,722
Shimamura Co. Ltd.	3,500	180,166
SKY Perfect JSAT Holdings, Inc.	43,200	246,731
Sojitz Corp.	10,600	216,629
Sony Group Corp.	11,400	200,612
Sumitomo Corp.	17,800	375,516
Sumitomo Electric Industries Ltd.	14,400	221,509
Sumitomo Mitsui Financial Group, Inc.	32,700	693,715
Sumitomo Realty & Development Co. Ltd.	9,800	290,705
Sumitomo Rubber Industries Ltd.	14,500	148,605
Suzuki Motor Corp.	24,800	246,099
T&D Holdings, Inc.	12,700	202,720
Tokyo Steel Manufacturing Co. Ltd.	18,200	180,942
Tokyo Tatemono Co. Ltd.	7,400	120,841
Tokyu Fudosan Holdings Corp.	21,600	134,793
Toyota Tsusho Corp.	14,500	246,481
Tsubakimoto Chain Co.	18,000	226,639
UACJ Corp.	6,900	227,112
Yokohama Rubber Co. Ltd. (The)	7,000	143,487
		13,310,457
Mexico — 0.3%
Grupo Mexico SAB de CV	52,526	275,604
Netherlands — 2.1%
ABN AMRO Bank NV, CVA (a)	11,951	197,499
Aegon Ltd.	34,201	215,871
ASR Nederland NV	3,959	187,653
Eurocommercial Properties NV, REIT	5,693	144,596
ING Groep NV	31,570	535,755
Koninklijke BAM Groep NV	31,237	144,172
Koninklijke Heijmans N.V., CVA	5,042	135,684
NN Group NV	6,985	342,910
OCI NV *	5,508	67,060
SBM Offshore NV	8,559	156,670
		2,127,870
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — 1.3%
Aker Solutions ASA	57,275	271,388
DNB Bank ASA	11,448	237,237
Frontline plc	6,158	119,070
Hoegh Autoliners ASA	21,164	222,735
Telenor ASA	24,980	306,794
Wallenius Wilhelmsen ASA	14,616	145,318
		1,302,542
Peru — 0.2%
Hochschild Mining plc *	66,419	196,553
Poland — 0.3%
ORLEN SA	20,050	261,794
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	341,359	172,198
Singapore — 1.1%
DBS Group Holdings Ltd.	8,530	247,326
Hafnia Ltd.	28,873	169,946
Oversea-Chinese Banking Corp. Ltd.	35,900	411,885
United Overseas Bank Ltd.	14,400	350,050
		1,179,207
South Africa — 0.7%
Absa Group Ltd.	24,233	231,787
Kumba Iron Ore Ltd.	7,199	135,568
Nedbank Group Ltd.	18,851	317,602
		684,957
South Korea — 5.6%
BGF retail Co. Ltd.	1,618	135,378
DB Insurance Co. Ltd.	2,522	198,782
Doosan Bobcat, Inc.	6,193	166,748
GS Holdings Corp.	4,895	145,803
Hana Financial Group, Inc.	4,709	203,167
Hankook Tire & Technology Co. Ltd.	7,270	185,157
HD Hyundai Co. Ltd.	3,613	208,465
HMM Co. Ltd.	13,101	161,856
Hyundai Glovis Co. Ltd.	3,346	294,389
Hyundai Marine & Fire Insurance Co. Ltd.	10,008	219,593
Hyundai Mobis Co. Ltd.	1,332	239,404
Hyundai Motor Co.	2,123	327,007
Industrial Bank of Korea	14,477	147,458
KB Financial Group, Inc.	5,400	351,372
Kia Corp.	4,609	304,788
Korean Air Lines Co. Ltd.	15,373	265,366
KT Corp.	5,726	182,574
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
KT&G Corp.	2,677	212,645
Kumho Petrochemical Co. Ltd.	2,486	255,995
Samsung Electronics Co. Ltd.	19,374	822,639
Samsung Fire & Marine Insurance Co. Ltd.	1,217	295,051
Samsung Life Insurance Co. Ltd.	2,412	176,497
SK Telecom Co. Ltd.	6,586	270,285
		5,770,419
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	62,282	619,997
Banco de Sabadell SA	77,472	151,100
Banco Santander SA	155,302	758,712
Bankinter SA	18,505	150,972
CaixaBank SA	54,757	333,676
Grupo Catalana Occidente SA	3,468	142,216
Tecnicas Reunidas SA *	13,428	162,413
Unicaja Banco SA (a)	111,925	140,701
		2,459,787
Sweden — 2.0%
Ambea AB (a)	25,019	214,404
Betsson AB, Class B *	17,785	236,565
NCC AB, Class B	10,872	161,826
Skandinaviska Enskilda Banken AB, Class A	25,343	357,926
Storskogen Group AB, Class B	198,395	164,693
Svenska Handelsbanken AB, Class A	21,313	221,456
Swedbank AB, Class A	15,658	317,709
Tele2 AB, Class B	21,526	225,573
Telia Co. AB	66,447	193,250
		2,093,402
Switzerland — 2.7%
Aryzta AG *	63,970	113,129
Novartis AG (Registered)	17,710	1,921,646
Zurich Insurance Group AG	1,296	764,129
		2,798,904
Taiwan — 1.8%
Compeq Manufacturing Co. Ltd.	107,000	202,657
Eva Airways Corp.	181,000	209,037
Hon Hai Precision Industry Co. Ltd.	137,000	878,132
Pegatron Corp.	91,000	275,927
United Microelectronics Corp.	218,000	314,519
		1,880,272
Thailand — 0.6%
Bangchak Corp. PCL, NVDR	147,700	149,679
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Krung Thai Bank PCL, NVDR	514,800	312,675
PTT Exploration & Production PCL, NVDR	46,800	175,773
		638,127
Turkey — 0.6%
KOC Holding A/S	26,877	132,544
Tofas Turk Otomobil Fabrikasi A/S	22,789	125,102
Turkcell Iletisim Hizmetleri A/S	86,789	214,601
Turkiye Garanti Bankasi A/S	61,562	192,061
		664,308
United Arab Emirates — 0.7%
Dubai Islamic Bank PJSC	102,778	174,648
Emaar Properties PJSC	158,134	373,883
Emirates NBD Bank PJSC	39,710	205,412
		753,943
United Kingdom — 10.0%
3i Group plc	13,572	556,557
Balfour Beatty plc	33,011	189,334
Barclays plc	176,112	539,872
Beazley plc	18,864	183,891
Bellway plc	4,012	146,714
British American Tobacco plc	19,221	672,141
British Land Co. plc (The), REIT	28,583	147,087
BT Group plc	156,818	280,013
Centrica plc	136,835	207,138
Currys plc *	226,442	240,888
Future plc	11,627	131,646
Hammerson plc, REIT	53,040	196,560
Hiscox Ltd.	9,218	128,608
HSBC Holdings plc	162,286	1,489,465
Imperial Brands plc	12,346	372,578
Inchcape plc	15,946	147,487
International Consolidated Airlines Group SA	63,828	173,854
Investec plc	33,301	255,493
ITV plc	183,638	174,880
JET2 plc	8,135	151,193
Just Group plc	98,728	170,588
Keller Group plc	7,025	147,242
Kier Group plc	95,256	176,241
Land Securities Group plc, REIT	24,878	193,220
Lloyds Banking Group plc	798,263	547,928
Marks & Spencer Group plc	40,390	195,968
Morgan Sindall Group plc	3,935	190,111
NatWest Group plc	83,954	397,795
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Paragon Banking Group plc	21,314	188,536
Serco Group plc	66,027	149,189
Shaftesbury Capital plc, REIT	90,034	158,004
SSE plc	14,240	323,581
Standard Chartered plc	31,322	363,222
Tesco plc	91,690	404,873
TP ICAP Group plc	56,159	162,570
Watches of Switzerland Group plc * (b)	24,901	130,906
		10,285,373
United States — 6.0%
GSK plc	11,859	214,157
Holcim AG	6,230	611,790
Roche Holding AG	5,937	1,839,897
Sanofi SA	10,044	1,061,448
Shell plc	53,315	1,780,045
Swiss Re AG	3,528	450,481
TI Fluid Systems plc (a)	107,642	236,236
		6,194,054
Total Common Stocks (Cost $95,980,142)		100,715,391
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (c) (d) (Cost $1,798,141)	1,797,426	1,798,145
Total Investments — 99.5% (Cost $97,778,283)		102,513,536
Other Assets in Excess of Liabilities — 0.5%		525,365
NET ASSETS — 100.0%		103,038,901

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.2%
Insurance	10.5
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	6.2
Metals & Mining	4.0
Diversified Telecommunication Services	2.6
Construction & Engineering	2.6
Broadline Retail	2.4
Automobiles	2.3
Trading Companies & Distributors	2.1
Capital Markets	1.9
Electric Utilities	1.8
Automobile Components	1.8
Real Estate Management & Development	1.6
Machinery	1.6
Wireless Telecommunication Services	1.5
Retail REITs	1.3
Specialty Retail	1.3
Energy Equipment & Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Tobacco	1.2
Construction Materials	1.2
Household Durables	1.2
Electronic Equipment, Instruments & Components	1.1
Media	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	10.6
Short-Term Investments	1.8
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
ASSETS:
Investments in non-affiliates, at value	$11,907,667	$14,365,122	$1,045,959,074
Investments in affiliates, at value	8,860	—	7,607,812
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	1,234,130
Cash	102	78,159	290,768
Foreign currency, at value	—	1,452	268,680
Receivables:
Investment securities sold	—	—	857
Dividends from non-affiliates	2,953	15,533	967,727
Dividends from affiliates	1	—	1,020
Tax reclaims	—	—	48,640
Securities lending income (See Note 2.C.)	—	—	961
Total Assets	11,919,583	14,460,266	1,056,379,669
LIABILITIES:
Payables:
Investment securities purchased	—	5,497	—
Collateral received on securities loaned (See Note 2.C.)	—	—	1,234,130
Accrued liabilities:
Management fees (See Note 3.A.)	3,321	8,256	306,601
Deferred foreign capital gains tax	—	13,381	4,195,590
Total Liabilities	3,321	27,134	5,736,321
Net Assets	$11,916,262	$14,433,132	$1,050,643,348
NET ASSETS:
Paid-in-Capital	$12,694,661	$14,294,583	$1,160,558,290
Total distributable earnings (loss)	(778,399)	138,549	(109,914,942)
Total Net Assets	$11,916,262	$14,433,132	$1,050,643,348
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	260,000	300,000	26,800,000
Net asset value, per share	$45.83	$48.11	$39.20
Cost of investments in non-affiliates	$11,400,680	$14,336,916	$956,439,885
Cost of investments in affiliates	8,860	—	7,607,812
Cost of foreign currency	—	1,453	268,407
Investment securities on loan, at value (See Note 2.C.)	—	—	911,320
Cost of investment of cash collateral (See Note 2.C.)	—	—	1,234,130
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)

	JPMorgan Dividend Leaders ETF	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$5,843,176	$4,811,085,462	$7,152,324
Investments in affiliates, at value	—	58,736,568	—
Cash	73,939	1,964,482	55,695
Foreign currency, at value	1,562	—	—
Segregated cash balance with Authorized Participant for deposit securities	—	85,759	—
Receivables:
Investment securities sold	30,999	34,477,607	20,609
Fund shares sold	—	446,181	—
Dividends from non-affiliates	4,949	2,145,997	5,351
Dividends from affiliates	—	7,877	—
Tax reclaims	290	1,473,952	2,469
Total Assets	5,954,915	4,910,423,885	7,236,448
LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—	1,249	—
Investment securities purchased	65,073	50,541,230	11,377
Fund shares redeemed	—	2,286	—
Collateral upon return of deposit securities	—	85,759	—
Accrued liabilities:
Management fees (See Note 3.A.)	2,360	1,896,152	4,236
Total Liabilities	67,433	52,526,676	15,613
Net Assets	$5,887,482	$4,857,897,209	$7,220,835
NET ASSETS:
Paid-in-Capital	$6,014,493	$4,403,168,743	$6,023,021
Total distributable earnings (loss)	(127,011)	454,728,466	1,197,814
Total Net Assets	$5,887,482	$4,857,897,209	$7,220,835
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	125,000	79,225,000	125,000
Net asset value, per share	$47.10	$61.32	$57.77
Cost of investments in non-affiliates	$5,963,389	$4,460,703,518	$6,359,771
Cost of investments in affiliates	—	58,734,188	—
Cost of foreign currency	1,592	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
ASSETS:
Investments in non-affiliates, at value	$1,836,998,729	$103,185,082	$100,715,391
Investments in affiliates, at value	3,197,539	4,281,365	1,798,145
Options purchased, at value	21,786,116	—	—
Restricted cash for exchange-traded options	2,150	—	—
Cash	16,924	70,568	62,847
Foreign currency, at value	—	75,857	48,514
Deposits at broker for futures contracts	—	175,420	—
Segregated cash balance with Authorized Participant for deposit securities	—	99,816	—
Receivables:
Investment securities sold	13,120,368	—	40,163
Fund shares sold	426,126	—	—
Dividends from non-affiliates	680,775	95,184	381,581
Dividends from affiliates	421	574	241
Tax reclaims	—	130,835	35,850
Securities lending income (See Note 2.C.)	—	2	165
Total Assets	1,876,229,148	108,114,703	103,082,897
LIABILITIES:
Payables:
Investment securities purchased	12,922,847	74,391	56
Variation margin on futures contracts	—	19,770	—
Collateral upon return of deposit securities	—	99,816	—
Outstanding options written, at fair value	19,703,666	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	720,842	46,559	43,940
Deferred foreign capital gains tax	—	10,714	—
Total Liabilities	33,347,355	251,250	43,996
Net Assets	$1,842,881,793	$107,863,453	$103,038,901
NET ASSETS:
Paid-in-Capital	$1,730,278,278	$107,552,297	$96,652,022
Total distributable earnings (loss)	112,603,515	311,156	6,386,879
Total Net Assets	$1,842,881,793	$107,863,453	$103,038,901
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	30,225,000	1,675,000	1,800,000
Net asset value, per share	$60.97	$64.40	$57.24
Cost of investments in non-affiliates	$1,696,613,403	$87,721,168	$95,980,142
Cost of investments in affiliates	3,197,539	4,280,612	1,798,141
Cost of options purchased	24,357,375	—	—
Cost of foreign currency	—	75,867	48,692
Premiums received from options written	24,178,782	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF (a)	JPMorgan ActiveBuilders Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$61	$272
Interest income from affiliates	—	1,071	17,195
Dividend income from non-affiliates	344,334	221,678	30,400,925
Dividend income from affiliates	1,852	3,948	187,368
Income from securities lending (net) (See Note 2.C.)	—	63	25,309
Foreign taxes withheld (net)	(27,876)	(24,762)	(3,428,719)
Total investment income	318,311	202,059	27,202,350
EXPENSES:
Management fees (See Note 3.A.)	69,207	41,907	3,293,123
Interest expense to non-affiliates	—	1	—
Interest expense to affiliates	—	69	72,054
Total expenses	69,207	41,977	3,365,177
Net investment income (loss)	249,104	160,082	23,837,173
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,282,582)	(63,978)(b)	(62,103,540)(c)
Investments in affiliates	14	—	(2,651)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	6,002,451
Futures contracts	—	19,038	—
Foreign currency transactions	3,225	8,903	(124,809)
Net realized gain (loss)	(1,279,343)	(36,037)	(56,228,549)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,604,181	14,825 (d)	214,347,951 (e)
Investments in affiliates	(1)	—	(463)
Foreign currency translations	7	(321)	(23,462)
Change in net unrealized appreciation/depreciation	2,604,187	14,504	214,324,026
Net realized/unrealized gains (losses)	1,324,844	(21,533)	158,095,477
Change in net assets resulting from operations	$1,573,948	$138,549	$181,932,650

(a)
Commencement of operations was May 16, 2024.
(b)
Net of foreign capital gains tax of $(1,507).
(c)
Net of foreign capital gains tax of $(2,048,084).
(d)
Net of change in foreign capital gains tax of $(13,381).
(e)
Net of change in foreign capital gains tax of $(3,803,425).
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan Dividend Leaders ETF (a)	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$4,225	$5
Interest income from affiliates	117	23,728	979
Dividend income from non-affiliates	6,751	41,658,799	106,413
Dividend income from affiliates	65	1,629,550	4,660
Foreign taxes withheld (net)	(321)	(1,769,062)	(3,714)
Total investment income	6,612	41,547,240	108,343
EXPENSES:
Management fees (See Note 3.A.)	2,672	12,263,749	56,397
Interest expense to non-affiliates	—	—	130
Interest expense to affiliates	—	2,601	—
Total expenses	2,672	12,266,350	56,527
Net investment income (loss)	3,940	29,280,890	51,816
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,602)	79,319,496	417,923
Investments in affiliates	(3)	(216)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	17,287,538	650,138
Foreign currency transactions	(6,264)	75,726	(74)
Net realized gain (loss)	(12,869)	96,682,544	1,067,987
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(120,213)	353,587,497	792,553
Investments in affiliates	—	2,204	—
Foreign currency translations	(193)	(100,771)	(15)
Change in net unrealized appreciation/depreciation	(120,406)	353,488,930	792,538
Net realized/unrealized gains (losses)	(133,275)	450,171,474	1,860,525
Change in net assets resulting from operations	$(129,335)	$479,452,364	$1,912,341

(a)
Commencement of operations was September 25, 2024.
(b)
Commencement of operations was November 1, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)

	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$6,218	$4,433	$640
Interest income from affiliates	27,652	1,557	4,363
Dividend income from non-affiliates	9,208,201	1,473,275	1,675,642
Dividend income from affiliates	109,378	166,396	24,358
Income from securities lending (net) (See Note 2.C.)	—	869	723
Foreign taxes withheld (net)	—	(153,779)	(172,514)
Total investment income	9,351,449	1,492,751	1,533,212
EXPENSES:
Management fees (See Note 3.A.)	3,606,722	492,619	198,365
Interest expense to non-affiliates	59	6	13
Interest expense to affiliates	29,406	260	3,713
Total expenses	3,636,187	492,885	202,091
Net investment income (loss)	5,715,262	999,866	1,331,121
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,015,805	(917,176)	485,091 (a)
Investments in affiliates	—	(946)	(486)
In-kind redemptions of investments in non-affiliates (See Note 4)	4,898,636	2,194,992	—
In-kind redemptions of options purchased (See Note 4)	(177,767)	—	—
Options purchased	(22,093,681)	—	—
Futures contracts	295,634	134,544	(17,287)
Foreign currency transactions	—	(22,416)	(15,637)
Options written	(11,403,263)	—	—
Net realized gain (loss)	(26,464,636)	1,388,998	451,681
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	141,374,046	16,006,821 (b)	5,258,922
Investments in affiliates	—	753	4
Options purchased	(2,535,995)	—	—
Futures contracts	21	(3,690)	—
Foreign currency translations	—	1,940	(14,369)
Options written	3,986,725	—	—
Change in net unrealized appreciation/depreciation	142,824,797	16,005,824	5,244,557
Net realized/unrealized gains (losses)	116,360,161	17,394,822	5,696,238
Change in net assets resulting from operations	$122,075,423	$18,394,688	$7,027,359

(a)
Net of foreign capital gains tax of $(6,785).
(b)
Net of change in foreign capital gains tax of $(10,714).
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF		JPMorgan Active Developing Markets Equity ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)	Period Ended October 31, 2024 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$249,104	$193,269	$160,082
Net realized gain (loss)	(1,279,343)	(231,764)	(36,037)
Change in net unrealized appreciation/depreciation	2,604,187	(2,097,197)	14,504
Change in net assets resulting from operations	1,573,948	(2,135,692)	138,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(216,655)	—	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	12,694,661	14,294,583
NET ASSETS:
Change in net assets	1,357,293	10,558,969	14,433,132
Beginning of period	10,558,969	—	—
End of period	$11,916,262	$10,558,969	$14,433,132
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$12,694,661	$14,320,122
Cost of shares redeemed	—	—	(25,539)
Total change in net assets resulting from capital transactions	$—	$12,694,661	$14,294,583
SHARE TRANSACTIONS:
Issued	—	260,000	300,000
Net increase in shares from share transactions	—	260,000	300,000

(a)
Commencement of operations was March 15, 2023.
(b)
Commencement of operations was May 16, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan ActiveBuilders Emerging Markets Equity ETF		JPMorgan Dividend Leaders ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,837,173	$23,574,423	$3,940
Net realized gain (loss)	(56,228,549)	(76,213,731)	(12,869)
Change in net unrealized appreciation/depreciation	214,324,026	160,619,200	(120,406)
Change in net assets resulting from operations	181,932,650	107,979,892	(129,335)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,156,045)	(26,488,020)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,083,232)	(91,696,023)	6,016,817
NET ASSETS:
Change in net assets	153,693,373	(10,204,151)	5,887,482
Beginning of period	896,949,975	907,154,126	—
End of period	$1,050,643,348	$896,949,975	$5,887,482
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$206,681,932	$183,119,158	$6,016,817
Cost of shares redeemed	(209,765,164)	(274,815,181)	—
Total change in net assets resulting from capital transactions	$(3,083,232)	$(91,696,023)	$6,016,817
SHARE TRANSACTIONS:
Issued	5,700,000	5,200,000	125,000
Redeemed	(5,700,000)	(7,600,000)	—
Net increase (decrease) in shares from share transactions	—	(2,400,000)	125,000

(a)
Commencement of operations was September 25, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan Global Select Equity ETF		JPMorgan Healthcare Leaders ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)	Period Ended October 31, 2024 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,280,890	$50,691	$51,816
Net realized gain (loss)	96,682,544	(1,156,083)	1,067,987
Change in net unrealized appreciation/depreciation	353,488,930	(3,203,890)	792,538
Change in net assets resulting from operations	479,452,364	(4,309,282)	1,912,341
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,187,995)	—	(15,930)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,539,956,807	845,985,315	5,324,424
NET ASSETS:
Change in net assets	4,016,221,176	841,676,033	7,220,835
Beginning of period	841,676,033	—	—
End of period	$4,857,897,209	$841,676,033	$7,220,835
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,659,582,414	$846,035,530	$9,600,000
Cost of shares redeemed	(119,625,607)	(50,215)	(4,275,576)
Total change in net assets resulting from capital transactions	$3,539,956,807	$845,985,315	$5,324,424
SHARE TRANSACTIONS:
Issued	63,150,000	18,275,000	200,000
Redeemed	(2,200,000)	—	(75,000)
Net increase in shares from share transactions	60,950,000	18,275,000	125,000

(a)
Commencement of operations was September 13, 2023.
(b)
Commencement of operations was November 1, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Hedged Equity Laddered Overlay ETF		JPMorgan International Growth ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,715,262	$28,799	$999,866	$991,055
Net realized gain (loss)	(26,464,636)	(151,743)	1,388,998	(4,993,820)
Change in net unrealized appreciation/depreciation	142,824,797	(535,614)	16,005,824	8,154,392
Change in net assets resulting from operations	122,075,423	(658,558)	18,394,688	4,151,627
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,110,810)	—	(1,328,751)	(548,251)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,663,323,365	62,252,373	8,692,489	23,519,546
NET ASSETS:
Change in net assets	1,781,287,978	61,593,815	25,758,426	27,122,922
Beginning of period	61,593,815	—	82,105,027	54,982,105
End of period	$1,842,881,793	$61,593,815	$107,863,453	$82,105,027
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,685,800,449	$62,252,373	$22,350,331	$23,520,679
Cost of shares redeemed	(22,477,084)	—	(13,657,842)	(1,133)
Total change in net assets resulting from capital transactions	$1,663,323,365	$62,252,373	$8,692,489	$23,519,546
SHARE TRANSACTIONS:
Issued	29,375,000	1,250,000	350,000	425,000
Redeemed	(400,000)	—	(250,000)	—
Net increase in shares from share transactions	28,975,000	1,250,000	100,000	425,000

(a)
Commencement of operations was September 28, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	October 31, 2024

	JPMorgan International Value ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,331,121	$36,994
Net realized gain (loss)	451,681	(59,564)
Change in net unrealized appreciation/depreciation	5,244,557	(523,962)
Change in net assets resulting from operations	7,027,359	(546,532)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(93,948)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	84,602,925	12,049,097
NET ASSETS:
Change in net assets	91,536,336	11,502,565
Beginning of period	11,502,565	—
End of period	$103,038,901	$11,502,565
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$84,633,896	$12,049,097
Cost of shares redeemed	(30,971)	—
Total change in net assets resulting from capital transactions	$84,602,925	$12,049,097
SHARE TRANSACTIONS:
Issued	1,550,000	250,000
Net increase in shares from share transactions	1,550,000	250,000

(a)
Commencement of operations was September 13, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
Year Ended October 31, 2024	$40.61	$0.96	$5.09	$6.05	$(0.83)	$—	$(0.83)
March 15, 2023 (g) through October 31, 2023	48.00	0.75	(8.14)	(7.39)	—	—	—
JPMorgan Active Developing Markets Equity ETF
May 16, 2024 (g) through October 31, 2024	48.00	0.55	(0.44)	0.11	—	—	—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Year Ended October 31, 2024	33.47	0.89	5.91	6.80	(1.07)	—	(1.07)
Year Ended October 31, 2023	31.07	0.86	2.45	3.31	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (g) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan Dividend Leaders ETF
September 25, 2024 (g) through October 31, 2024	48.00	0.03	(0.93)	(0.90)	—	—	—
JPMorgan Global Select Equity ETF
Year Ended October 31, 2024	46.06	0.65	14.78	15.43	(0.17)	—	(0.17)
September 13, 2023 (g) through October 31, 2023	48.00	0.00 (k)	(1.94)	(1.94)	—	—	—
JPMorgan Healthcare Leaders ETF
November 1, 2023 (g) through October 31, 2024	48.00	0.33	9.52	9.85	(0.08)	—	(0.08)
JPMorgan Hedged Equity Laddered Overlay ETF
Year Ended October 31, 2024	49.28	0.46	11.55	12.01	(0.32)	—	(0.32)
September 28, 2023 (g) through October 31, 2023	50.00	0.03	(0.75)	(0.72)	—	—	—
JPMorgan International Growth ETF
Year Ended October 31, 2024	52.13	0.69	12.56	13.25	(0.98)	—	(0.98)
Year Ended October 31, 2023	47.81	0.68	4.12	4.80	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
May 20, 2020 (g) through October 31, 2020	51.83	0.05	11.10	11.15	—	—	—
JPMorgan International Value ETF
Year Ended October 31, 2024	46.01	2.06	9.55	11.61	(0.38)	—	(0.38)
September 13, 2023 (g) through October 31, 2023	48.00	0.15	(2.14)	(1.99)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Includes interest expense, which is less than 0.01% unless otherwise noted.
(j)	Does not include expenses of unaffiliated Underlying Funds.
(k)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements(f)	Portfolio turnover rate (c)

$45.83	$46.20	15.31%	15.78%	$11,916,262	0.65%	2.34%	0.65%	42%
40.61	40.77	(15.40)	(15.06)(h)	10,558,969	0.65	2.64	0.65	17

48.11	48.36	0.23	0.75 (h)	14,433,132	0.65	2.49	0.65	15

39.20	39.39	20.67	21.30	1,050,643,348	0.34 (i)	2.39	0.34 (i)	50
33.47	33.45	10.61	10.27	896,949,975	0.33	2.41	0.33	46
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (h)	325,863,960	0.30 (j)	2.11	0.33 (j)	40

47.10	47.27	(1.88)	(1.52)(h)	5,887,482	0.47	0.69	0.47	7

61.32	61.43	33.57	33.60	4,857,897,209	0.47	1.11	0.47	103
46.06	46.13	(4.04)	(3.90)(h)	841,676,033	0.47	0.07	0.47	8

57.77	58.02	20.53	21.06 (h)	7,220,835	0.65	0.59	0.65	55

60.97	61.11	24.43	24.71	1,842,881,793	0.50	0.79	0.50	30
49.28	49.28	(1.44)	(1.44)(h)	61,593,815	0.50	0.70	0.50	4

64.40	64.68	25.64	26.24	107,863,453	0.55	1.11	0.55	51
52.13	52.11	10.03	10.01	82,105,027	0.55	1.21	0.55	53
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	0.55	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	0.55	37
62.98	63.12	21.51	21.78 (h)	37,787,658	0.55	0.16	0.55	12

57.24	57.58	25.35	25.52	103,038,901	0.55	3.65	0.55	55
46.01	46.22	(4.15)	(3.71)(h)	11,502,565	0.55	2.46	0.55	4
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan Active Developing Markets Equity ETF(1)	Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan Dividend Leaders ETF(2)	Diversified
JPMorgan Global Select Equity ETF	Diversified
JPMorgan Healthcare Leaders ETF(3)	Diversified
JPMorgan Hedged Equity Laddered Overlay ETF	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan International Value ETF	Diversified

(1)	Commencement of operations was May 16, 2024.
(2)	Commencement of operations was September 25, 2024.
(3)	Commencement of operations was November 1, 2023.
The investment objective of JPMorgan Active China ETF (“Active China ETF”), JPMorgan Active Developing Markets Equity ETF (“Active Developing Markets Equity ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan Global Select Equity ETF ("Global Select Equity ETF"), JPMorgan Healthcare Leaders ETF ("Healthcare Leaders ETF"), JPMorgan International Growth ETF (“International Growth ETF”) and JPMorgan International Value ETF ("International Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Dividend Leaders ETF ("Dividend Leaders ETF") is to seek to provide long-term capital growth and current income.
The investment objective of JPMorgan Hedged Equity Laddered Overlay ETF (“Hedged Equity Laddered Overlay ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca, Inc.
Active Developing Markets Equity ETF	NYSE Arca, Inc.
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
Dividend Leaders ETF	NYSE Arca, Inc.
Global Select Equity ETF	The NASDAQ Stock Market® LLC
Healthcare Leaders ETF	The NASDAQ Stock Market® LLC
Hedged Equity Laddered Overlay ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
International Value ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

48	J.P. Morgan Exchange-Traded Funds	October 31, 2024

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$279,020	$—	$279,020
Banks	—	1,131,705	—	1,131,705
Beverages	—	386,286	—	386,286
Broadline Retail	444,013	782,868	—	1,226,881
Electrical Equipment	—	140,426	—	140,426
Electronic Equipment, Instruments & Components	—	1,103,295	—	1,103,295
Entertainment	48,517	289,599	—	338,116
Food Products	—	408,694	—	408,694
Gas Utilities	—	321,069	—	321,069
Health Care Equipment & Supplies	—	119,792	—	119,792
Health Care Providers & Services	—	105,631	—	105,631
Hotels, Restaurants & Leisure	147,531	578,944	—	726,475
Household Durables	—	559,347	—	559,347
Independent Power and Renewable Electricity Producers	252,892	—	—	252,892
Insurance	—	825,911	—	825,911
Interactive Media & Services	146,329	1,532,979	—	1,679,308
Machinery	—	475,715	—	475,715
Media	—	113,136	—	113,136
Metals & Mining	—	195,967	—	195,967
Oil, Gas & Consumable Fuels	—	361,977	—	361,977
Pharmaceuticals	—	115,102	—	115,102
Real Estate Management & Development	225,791	—	—	225,791
Semiconductors & Semiconductor Equipment	—	352,257	—	352,257
Software	—	115,154	—	115,154
Technology Hardware, Storage & Peripherals	—	224,168	—	224,168
Textiles, Apparel & Luxury Goods	—	123,552	—	123,552
Total Common Stocks	1,265,073	10,642,594	—	11,907,667
Short-Term Investments
Investment Companies	8,860	—	—	8,860
Total Investments in Securities	$1,273,933	$10,642,594	$—	$11,916,527

Active Developing Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,033,777	$—	$—	$1,033,777
China	875,631	2,799,552	—	3,675,183
Greece	—	34,645	—	34,645
Hong Kong	—	226,495	—	226,495
Hungary	—	52,325	—	52,325
India	767,699	1,402,478	—	2,170,177
Indonesia	100,574	424,547	—	525,121
Macau	—	37,419	—	37,419

50	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Active Developing Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$616,399	$—	$—	$616,399
Panama	61,104	—	—	61,104
Peru	25,226	—	—	25,226
Poland	44,251	—	—	44,251
Portugal	48,945	—	—	48,945
Saudi Arabia	—	385,937	—	385,937
South Africa	88,307	365,498	—	453,805
South Korea	12,721	1,681,444	—	1,694,165
Spain	—	111,940	—	111,940
Taiwan	—	2,711,286	—	2,711,286
Thailand	—	126,116	—	126,116
Turkey	159,212	118,072	—	277,284
United States	53,522	—	—	53,522
Total Common Stocks	3,887,368	10,477,754	—	14,365,122
Total Investments in Securities	$3,887,368	$10,477,754	$—	$14,365,122

ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$561,553	$—	$561,553
Austria	—	757,079	—	757,079
Brazil	51,412,697	—	—	51,412,697
Chile	2,287,760	—	—	2,287,760
China	26,745,289	260,714,870	—	287,460,159
Czech Republic	—	408,915	—	408,915
Georgia	719,121	—	—	719,121
Greece	839,544	4,106,208	—	4,945,752
Hong Kong	—	11,254,400	—	11,254,400
Hungary	607,239	3,242,968	—	3,850,207
India	15,760,913	168,581,220	—	184,342,133
Indonesia	9,250,733	14,539,409	—	23,790,142
Kazakhstan	1,475,743	—	—	1,475,743
Macau	—	766,113	—	766,113
Malaysia	306,169	5,376,268	—	5,682,437
Mexico	28,596,250	—	—	28,596,250
Panama	527,658	—	—	527,658
Peru	5,043,137	—	—	5,043,137
Philippines	734,144	1,823,276	—	2,557,420
Poland	871,109	4,114,130	—	4,985,239
Portugal	1,718,736	—	—	1,718,736
Qatar	551,367	2,558,910	—	3,110,277
Russia	—	—	— (a)	— (a)
Saudi Arabia	2,470,327	24,227,941	—	26,698,268
South Africa	9,311,830	24,286,713	—	33,598,543
South Korea	1,059,145	116,122,114	—	117,181,259

October 31, 2024	J.P. Morgan Exchange-Traded Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$—	$3,583,465	$—	$3,583,465
Taiwan	—	202,810,440	—	202,810,440
Thailand	2,742,151	8,306,714	—	11,048,865
Turkey	4,042,804	2,269,072	—	6,311,876
United Arab Emirates	4,066,137	5,491,218	—	9,557,355
United Kingdom	—	1,639,663	—	1,639,663
United States	7,201,643	—	—	7,201,643
Vietnam	—	74,769	—	74,769
Total Common Stocks	178,341,646	867,617,428	— (a)	1,045,959,074
Short-Term Investments
Investment Companies	7,607,812	—	—	7,607,812
Investment of Cash Collateral from Securities Loaned	1,234,130	—	—	1,234,130
Total Short-Term Investments	8,841,942	—	—	8,841,942
Total Investments in Securities	$187,183,588	$867,617,428	$— (a)	$1,054,801,016

(a)	Value is zero.

Dividend Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$48,886	$—	$48,886
Austria	—	25,059	—	25,059
Denmark	—	49,577	—	49,577
Finland	—	25,392	—	25,392
France	—	467,068	—	467,068
Germany	—	113,720	—	113,720
Hong Kong	—	85,932	—	85,932
Indonesia	34,678	—	—	34,678
Ireland	115,170	—	—	115,170
Italy	—	38,975	—	38,975
Japan	—	239,386	—	239,386
Mexico	35,432	—	—	35,432
Netherlands	34,667	126,418	—	161,085
Singapore	—	111,117	—	111,117
South Korea	—	50,925	—	50,925
Spain	—	41,667	—	41,667
Sweden	—	95,722	—	95,722
Taiwan	67,261	188,157	—	255,418
United Kingdom	—	246,464	—	246,464
United States	3,462,872	138,631	—	3,601,503
Total Common Stocks	3,750,080	2,093,096	—	5,843,176
Total Investments in Securities	$3,750,080	$2,093,096	$—	$5,843,176

52	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Global Select Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$51,608,468	$—	$51,608,468
France	—	298,798,365	—	298,798,365
Germany	—	139,545,537	—	139,545,537
Hong Kong	—	64,218,695	—	64,218,695
Ireland	56,884,266	—	—	56,884,266
Japan	—	141,105,778	—	141,105,778
Netherlands	20,597,893	91,557,713	—	112,155,606
Singapore	—	33,295,317	—	33,295,317
South Korea	—	40,999,594	—	40,999,594
Switzerland	—	47,497,302	—	47,497,302
Taiwan	55,736,951	63,973,356	—	119,710,307
United Kingdom	—	128,505,332	—	128,505,332
United States	3,491,539,958	85,220,937	—	3,576,760,895
Total Common Stocks	3,624,759,068	1,186,326,394	—	4,811,085,462
Short-Term Investments
Investment Companies	58,736,568	—	—	58,736,568
Total Investments in Securities	$3,683,495,636	$1,186,326,394	$—	$4,869,822,030

Healthcare Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$438,538	$—	$438,538
Germany	—	42,485	—	42,485
Japan	—	165,100	—	165,100
Netherlands	—	102,600	—	102,600
Switzerland	—	206,532	—	206,532
United Kingdom	—	283,022	—	283,022
United States	5,550,615	363,432	—	5,914,047
Total Common Stocks	5,550,615	1,601,709	—	7,152,324
Total Investments in Securities	$5,550,615	$1,601,709	$—	$7,152,324

Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,861,982,384	$—	$—	$1,861,982,384
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(14,227,262)	—	—	(14,227,262)

October 31, 2024	J.P. Morgan Exchange-Traded Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Hedged Equity Laddered Overlay ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	(5,476,404)	—	—	(5,476,404)
Total Depreciation in Other Financial Instruments	$(19,703,666)	$—	$—	$(19,703,666)

(a)	Please refer to the SOI for specifics of portfolio holdings.

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$787,880	$—	$787,880
Brazil	2,197,301	—	—	2,197,301
Canada	5,720,609	—	—	5,720,609
China	1,444,674	6,846,203	—	8,290,877
Denmark	—	3,606,160	—	3,606,160
France	—	9,194,237	—	9,194,237
Germany	—	2,559,121	—	2,559,121
Hong Kong	—	997,005	—	997,005
India	—	738,573	—	738,573
Indonesia	1,372,827	789,847	—	2,162,674
Italy	857,272	—	—	857,272
Japan	—	18,435,172	—	18,435,172
Mexico	1,337,157	—	—	1,337,157
Netherlands	—	6,101,964	—	6,101,964
Singapore	—	1,242,427	—	1,242,427
South Korea	—	1,678,416	—	1,678,416
Spain	—	2,329,069	—	2,329,069
Sweden	—	2,460,874	—	2,460,874
Switzerland	—	1,841,846	—	1,841,846
Taiwan	3,733,060	5,583,112	—	9,316,172
United Kingdom	—	13,003,263	—	13,003,263
United States	1,434,690	6,892,323	—	8,327,013
Total Common Stocks	18,097,590	85,087,492	—	103,185,082
Short-Term Investments
Investment Companies	4,281,365	—	—	4,281,365
Total Investments in Securities	$22,378,955	$85,087,492	$—	$107,466,447
Depreciation in Other Financial Instruments
Futures Contracts	$(3,690)	$—	$—	$(3,690)

International Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,642,028	$—	$2,642,028

54	J.P. Morgan Exchange-Traded Funds	October 31, 2024

International Value ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Austria	$213,904	$877,565	$—	$1,091,469
Belgium	100,583	777,688	—	878,271
Brazil	2,224,857	—	—	2,224,857
Canada	4,885,355	—	—	4,885,355
China	344,623	9,501,538	—	9,846,161
Denmark	190,590	564,619	—	755,209
Finland	—	1,160,211	—	1,160,211
France	—	6,022,083	—	6,022,083
Georgia	148,640	—	—	148,640
Germany	—	6,813,365	—	6,813,365
Greece	—	642,264	—	642,264
Hong Kong	223,682	1,042,703	—	1,266,385
Hungary	—	274,321	—	274,321
India	216,867	2,384,388	—	2,601,255
Indonesia	—	656,905	—	656,905
Ireland	505,279	736,865	—	1,242,144
Italy	258,207	4,256,490	—	4,514,697
Japan	—	13,310,457	—	13,310,457
Mexico	275,604	—	—	275,604
Netherlands	144,596	1,983,274	—	2,127,870
Norway	306,794	995,748	—	1,302,542
Peru	196,553	—	—	196,553
Poland	—	261,794	—	261,794
Portugal	—	172,198	—	172,198
Singapore	—	1,179,207	—	1,179,207
South Africa	684,957	—	—	684,957
South Korea	—	5,770,419	—	5,770,419
Spain	142,216	2,317,571	—	2,459,787
Sweden	462,138	1,631,264	—	2,093,402
Switzerland	—	2,798,904	—	2,798,904
Taiwan	—	1,880,272	—	1,880,272
Thailand	—	638,127	—	638,127
Turkey	192,061	472,247	—	664,308
United Arab Emirates	205,412	548,531	—	753,943
United Kingdom	1,679,291	8,606,082	—	10,285,373
United States	236,236	5,957,818	—	6,194,054
Total Common Stocks	13,838,445	86,876,946	—	100,715,391
Short-Term Investments
Investment Companies	1,798,145	—	—	1,798,145
Total Investments in Securities	$15,636,590	$86,876,946	$—	$102,513,536
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
ActiveBuilders Emerging Markets Equity ETF	$911,320	$(911,320)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Active Developing Markets Equity ETF	$8
ActiveBuilders Emerging Markets Equity ETF	596
International Growth ETF	66
International Value ETF	20
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Developing Markets Equity ETF, International Growth ETF and International Value ETF did not have any securities out on loan at October 31, 2024. Active China ETF, Dividend Leaders ETF, Global Select Equity ETF, Healthcare Leaders ETF and Hedged Equity Laddered Overlay ETF did not lend out any securities during the year ended October 31, 2024.

56	J.P. Morgan Exchange-Traded Funds	October 31, 2024

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active China ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$10,004	$2,076,028	$2,077,185	$14	$(1)	$8,860	8,856	$1,852	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

Active Developing Markets Equity ETF
For the period ended October 31, 2024
Security Description	Value at May 16, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c)	$—	$6,889,687	$6,889,687	$—	$—	$—	—	$3,948	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)	—	379,790	379,790	—	—	—	—	742 *	—
Total	$—	$7,269,477	$7,269,477	$—	$—	$—		$4,690	$—

(a)	Commencement of operations was May 16, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

ActiveBuilders Emerging Markets Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$4,916,639	$168,153,368	$165,459,081	$(2,651)	$(463)	$7,607,812	7,604,770	$187,368	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	—	9,349,792	8,115,462	(200)*	—	1,234,130	1,234,130	18,982 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	19,414,191	19,414,191	—	—	—	—	53,058 *	—
Total	$4,916,639	$196,917,351	$192,988,734	$(2,851)	$(463)	$8,841,942		$259,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2024	J.P. Morgan Exchange-Traded Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Dividend Leaders ETF
For the period ended October 31, 2024
Security Description	Value at September 25, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c)	$—	$106,510	$106,507	$(3)	$—	$—	—	$65	$—

(a)	Commencement of operations was September 25, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.

Global Select Equity ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$10,930,514	$623,968,416	$576,164,350	$(216)	$2,204	$58,736,568	58,713,083	$1,629,550	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

Healthcare Leaders ETF
For the period ended October 31, 2024
Security Description	Value at November 1, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (b) (c)	$—	$10,171,039	$10,171,039	$—	$—	$—	—	$4,660	$—

(a)	Commencement of operations was November 1, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.

Hedged Equity Laddered Overlay ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	$451,185	$43,694,988	$40,948,634	$—	$—	$3,197,539	3,197,539	$109,378	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

58	J.P. Morgan Exchange-Traded Funds	October 31, 2024

International Growth ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$—	$18,079,979	$13,798,421	$(946)	$753	$4,281,365	4,279,653	$152,452	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	—	737,235	737,235	—	—	—	—	196 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	1,717,590	1,717,590	—	—	—	—	5,664 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,033,189	6,833,671	7,866,860	—	—	—	—	13,944	—
Total	$1,033,189	$27,368,475	$24,120,106	$(946)	$753	$4,281,365		$172,256	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Value ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$—	$15,287,733	$13,489,106	$(486)	$4	$1,798,145	1,797,426	$23,386	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	—	435,461	435,461	—	—	—	—	630 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	404,714	404,714	—	—	—	—	1,747 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	336,217	369,766	705,983	—	—	—	—	972	—
Total	$336,217	$16,497,674	$15,035,264	$(486)	$4	$1,798,145		$26,735	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Laddered Overlay ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Active Developing Markets Equity ETF, Hedged Equity Laddered Overlay ETF, International Growth ETF and International Value ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

60	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended October 31, 2024:
	Active Developing Markets Equity ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF
Futures Contracts:
Average Notional Balance Long	$110,456 (a)	$1,563,757	$1,978,941	$90,623
Ending Notional Balance Long	—	—	2,922,360	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	13,669	—	—
Average Number of Contracts Written	—	(25,541)	—	—
Ending Number of Contracts Purchased	—	32,268	—	—
Ending Number of Contracts Written	—	(64,536)	—	—

(a)	For the period May 16, 2024 through October 31, 2024.
The Funds' derivatives contracts held at October 31, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually for Active China ETF, Active Developing Markets Equity ETF, ActiveBuilders Emerging Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, International Growth ETF and International Value ETF, and at least quarterly for Dividend Leaders ETF and Hedged Equity Laddered Overlay ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active China ETF	$—	$3,223	$(3,223)
Active Developing Markets Equity ETF	—	7,702	(7,702)
ActiveBuilders Emerging Markets Equity ETF	5,135,624	(24,845)	(5,110,779)
Dividend Leaders ETF	(2,324)	(3,940)	6,264
Global Select Equity ETF	17,226,621	89,638	(17,316,259)
Healthcare Leaders ETF	698,597	4,844	(703,441)
Hedged Equity Laddered Overlay ETF	4,702,540	—	(4,702,540)
International Growth ETF	2,075,900	139,851	(2,215,751)
International Value ETF	—	103,597	(103,597)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses, foreign taxes, tax equalization and redemptions in-kind.
3. Fees and Other Transactions with Affiliates
A. Management Fee— Pursuant to each Fund’s Management Agreement, the Adviser is paid a management fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
Active Developing Markets Equity ETF	0.65
ActiveBuilders Emerging Markets Equity ETF	0.33
Dividend Leaders ETF	0.47
Global Select Equity ETF	0.47
Healthcare Leaders ETF	0.65
Hedged Equity Laddered Overlay ETF	0.50
International Growth ETF	0.55
International Value ETF	0.55

62	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited (“JPMAM ((AP)”)), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory Agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained a “managers of managers” exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active China ETF	$4,543,919	$4,505,487
Active Developing Markets Equity ETF	15,199,163	2,087,059
ActiveBuilders Emerging Markets Equity ETF	495,486,244	503,927,578
Dividend Leaders ETF	5,212,098	352,082
Global Select Equity ETF	2,868,321,080	2,715,364,683
Healthcare Leaders ETF	14,237,148	4,764,110
Hedged Equity Laddered Overlay ETF	220,558,962	233,023,894
International Growth ETF	44,268,293	45,898,486
International Value ETF	38,041,778	19,198,326
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Developing Markets Equity ETF	$1,287,427	$—
ActiveBuilders Emerging Markets Equity ETF	43,643,404	44,255,378
Dividend Leaders ETF	1,109,976	—
Global Select Equity ETF	3,491,606,830	114,544,773
Healthcare Leaders ETF	—	4,181,328
Hedged Equity Laddered Overlay ETF	1,662,990,438	21,094,606
International Growth ETF	19,155,597	12,587,197
International Value ETF	65,011,381	—
During the year ended October 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash, portfolio securities and options transacted via in-kind (if any), were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$11,411,535	$1,312,670	$807,678	$504,992
Active Developing Markets Equity ETF	14,354,484	964,508	953,870	10,638
ActiveBuilders Emerging Markets Equity ETF	999,542,380	136,187,751	80,929,115	55,258,636
Dividend Leaders ETF	5,967,041	76,485	200,350	(123,865)
Global Select Equity ETF	4,528,720,487	427,949,224	86,847,681	341,101,543
Healthcare Leaders ETF	6,368,578	942,520	158,774	783,746
Hedged Equity Laddered Overlay ETF	1,701,021,022	161,388,908	20,131,212	141,257,696
International Growth ETF	93,631,240	16,282,825	2,451,308	13,831,517
International Value ETF	98,169,156	6,986,765	2,642,385	4,344,380
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

64	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Active China ETF	$216,655	$216,655
ActiveBuilders Emerging Markets Equity ETF	25,156,045	25,156,045
Global Select Equity ETF	3,187,995	3,187,995
Healthcare Leaders ETF	15,930	15,930
Hedged Equity Laddered Overlay ETF	4,110,810	4,110,810
International Growth ETF	1,328,751	1,328,751
International Value ETF	93,948	93,948

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
ActiveBuilders Emerging Markets Equity ETF	$26,488,020	$26,488,020
International Growth ETF	548,251	548,251

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Active China ETF	$244,624	$(1,517,308)	$504,995
Active Developing Markets Equity ETF	171,240	(26,817)	(3,064)
ActiveBuilders Emerging Markets Equity ETF	22,485,274	(183,417,533)	51,037,709
Dividend Leaders ETF	—	(2,954)	(124,058)
Global Select Equity ETF	110,511,617	3,223,372	341,002,259
Healthcare Leaders ETF	420,198	—	783,731
Hedged Equity Laddered Overlay ETF	1,640,328	(30,287,431)	141,257,696
International Growth ETF	1,824,588	(15,315,163)	13,820,479
International Value ETF	2,064,083	381	4,329,722

The cumulative timing differences primarily consist of tax adjustments on certain investments, trustee deferred compensation and wash sale loss deferrals.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active China ETF	$1,016,452	$500,856
Active Developing Markets Equity ETF	26,817	—
ActiveBuilders Emerging Markets Equity ETF	86,096,453	97,321,080
Dividend Leaders ETF	2,954	—
Hedged Equity Laddered Overlay ETF	17,438,668	12,848,763
International Growth ETF	8,917,329	6,397,834
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Select Equity ETF	$1,001,161	$—
International Growth ETF	—	189,782
International Value ETF	52,875	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for Active China ETF, Active Developing Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), International Growth ETF and International Value ETF, and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF and Dividend Leaders ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of October 31, 2024, the Funds had no borrowings outstanding from another fund, or loans outstanding to another fund. Average borrowings from the Facility during the year ended October 31, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
ActiveBuilders Emerging Markets Equity ETF	$6,052,490	5.94%	4	$4,028
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

66	J.P. Morgan Exchange-Traded Funds	October 31, 2024

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds, excluding Active Developing Markets Equity ETF, Global Select Equity ETF, Hedged Equity Laddered Overlay ETF, Healthcare Leaders ETF and International Value ETF, (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period November 1, 2023 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	59.8%
Global Select Equity ETF	36.5
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of October 31, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	73%
Active Developing Markets Equity ETF	67
Dividend Leaders ETF	80
Healthcare Leaders ETF	71
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.
As of October 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	Active Developing Markets Equity ETF	ActiveBuilders Emerging Markets Equity ETF	International Growth ETF	International Value ETF
China	99.9%	25.6%	27.3%	— %	— %
India	—	15.1	17.5	—	—
Japan	—	—	—	17.2	13.0
South Korea	—	11.8	11.1	—	—
Taiwan	—	18.9	19.2	—	—
United Kingdom	—	—	—	12.1	10.0
As of October 31, 2024, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,

68	J.P. Morgan Exchange-Traded Funds	October 31, 2024

negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (nine of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active China ETF (1)
JPMorgan Active Developing Markets Equity ETF (2)
JPMorgan ActiveBuilders Emerging Markets Equity ETF (3)
JPMorgan Dividend Leaders ETF (4)
JPMorgan Global Select Equity ETF (5)
JPMorgan Healthcare Leaders ETF (6)
JPMorgan Hedged Equity Laddered Overlay ETF (7)
JPMorgan International Growth ETF (3)
JPMorgan International Value ETF (5)

(1)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period March 15, 2023 (commencement of operations) through October 31, 2023

(2)	Statement of operations and statement of changes in net assets for the period May 16, 2024 (commencement of operations) through October 31, 2024
(3)	Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023
(4)	Statement of operations and statement of changes in net assets for the period September 25, 2024 (commencement of operations) through October 31, 2024
(5)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period September 13, 2023 (commencement of operations) through October 31, 2023

(6)	Statement of operations and statement of changes in net assets for the period November 1, 2023 (commencement of operations) through October 31, 2024
(7)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period September 28, 2023 (commencement of operations) through October 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent

70	J.P. Morgan Exchange-Traded Funds	October 31, 2024

and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	71

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2024:
Dividends Received Deduction
JPMorgan Global Select Equity ETF	100.00%
JPMorgan Healthcare Leaders ETF	100.00
JPMorgan Hedged Equity Laddered Overlay ETF	100.00
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan Active China ETF	$244,531
JPMorgan Active Developing Markets Equity ETF	26,873
JPMorgan ActiveBuilders Emerging Markets Equity ETF	16,538,499
JPMorgan Global Select Equity ETF	3,187,995
JPMorgan Healthcare Leaders ETF	15,930
JPMorgan Hedged Equity Laddered Overlay ETF	4,110,811
JPMorgan International Growth ETF	1,244,519
JPMorgan International Value ETF	259,492
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Active China ETF	$344,334	$27,876
JPMorgan Active Developing Markets Equity ETF	223,510	26,873
JPMorgan ActiveBuilders Emerging Markets Equity ETF	30,422,835	4,005,208
JPMorgan International Growth ETF	1,479,216	170,159
JPMorgan International Value ETF	1,674,014	165,544

72	J.P. Morgan Exchange-Traded Funds	October 31, 2024

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-ACT-ETF-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement, Initial Management Agreements, and Management Agreements
BOARD APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT
JPMorgan Active China ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) and sub-advisory agreement (the “Sub-Advisory Agreement”) (each an “Agreement” and together the “Agreements”) for the JPMorgan Active China ETF (the “Fund”) whose annual report is contained herein. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Agreement or any of their affiliates, approved the continuation of each Agreement on August 22, 2024.
As part of their review of the Agreements, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Such materials also included information relating to JPMorgan Asset Management (Asia Pacific) Limited, an affiliate of the Adviser and the sub-adviser for the Fund (the “Sub-Adviser”). Broadridge did not include performance information for the Fund because it had less than one year of performance. The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Agreements, the Trustees reviewed the Agreements with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Agreements. The Trustees also discussed the Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser or Sub-Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under its Management Agreement and by the Sub-Adviser from the Adviser under the Sub-Advisory Agreement, was fair and reasonable under the circumstances, and determined that the continuance of each Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the applicable Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s and Sub-Adviser’s senior management and investment personnel, including personnel changes, if any;

•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser, Sub-Adviser and their affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser, Sub-Adviser and their affiliates;
•
The commitment of the Adviser and Sub-Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s and Sub-Adviser’s integrity; and
•
The Adviser’s and Sub-Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser and Sub-Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser, Sub-Adviser and their affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser, Sub-Adviser and their affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. The Trustees considered the brief operating history of the Fund which launched in 2023 and therefore was not included in the Broadridge’s performance information. The Trustees discussed the Fund’s performance (on both a relative and absolute basis). The Trustees also considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the performance and the investment strategy of the Fund with the Adviser. Based on these discussions and various other factors, the Trustees concluded the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by the Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees considered the fees paid by the Adviser to the Sub-Adviser out of the management fee. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s management fees and expense ratios are summarized below:
The Trustees noted that while Broadridge provided data for funds in the Peer Group and Universe for the Fund, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee paid by the Fund to the Adviser and by the Adviser to the Sub-Adviser were fair and reasonable in light of the services provided to the Fund.

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS
JPMorgan Active Developing Markets Equity ETF and JPMorgan Dividend Leaders ETF
The Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan Active Developing Markets Equity ETF (the “Active Developing Markets Equity ETF”) on November 14-16, 2023 and for JPMorgan Dividend Leaders ETF (the “Dividend Leaders ETF ”) on May 7-9, 2024. Each of the funds is referred to herein as a “Fund” and collectively, as the “Funds”. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee structure.” The Trustees noted that the proposed unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for management styles substantially similar to that of each Fund. For the Dividend Leaders ETF, the Trustees considered that the Adviser or its affiliates offer other accounts with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees to be charged to the Fund in comparison to those charged to such other clients were reasonable. For the Active Developing Markets Equity ETF , the Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund.
Investment Performance
The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees
The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was fair and reasonable.

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Global Select Equity ETF, JPMorgan Hedged Equity Laddered Overlay ETF, JPMorgan International Growth ETF and JPMorgan International Value ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Global Select Equity ETF, JPMorgan Hedged Equity Laddered Overlay ETF, JPMorgan International Growth ETF and JPMorgan International Value ETF (each a “Fund,” and collectively, the “Funds”) whose annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the

Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. For the JPMorgan Global Select Equity ETF, JPMorgan Hedged Equity Laddered Overlay ETF and JPMorgan International Value ETF, each of which launched in 2023 and therefore were not included in the Broadridge comparison discussed below, the Trustees discussed each Fund’s performance (on both a relative and absolute basis). The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the performance and the investment strategy of each of these Funds with the Adviser. Based on these discussions and various other factors, the Trustees concluded each Fund’s performance was satisfactory.
For the JPMorgan ActiveBuilders Emerging Markets Equity ETF and JPMorgan International Growth ETF, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan ActiveBuilders Emerging Markets Equity ETF’s performance was in the fourth quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. The Trustees also considered that the Fund is relatively new, with its three-year anniversary in March of 2024. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the JPMorgan International Growth ETF’s performance was in the fourth and fifth quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. The Trustees noted that although the Fund had underperformed in the medium term, its more recent performance had shown improvement. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan ActiveBuilders Emerging Markets Equity ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Global Select Equity ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Hedged Equity Laddered Overlay ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Growth ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Value ETF’s net management fee and actual total expenses were in the fourth quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2024
Fund	Ticker	Listing Exchange
JPMorgan Climate Change Solutions ETF	TEMP	NYSE Arca, Inc.
JPMorgan Sustainable Infrastructure ETF	BLLD	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 2.0%
Brambles Ltd.	25,037	301,446
Austria — 0.6%
ANDRITZ AG	1,682	101,548
Canada — 1.0%
West Fraser Timber Co. Ltd.	1,690	152,632
China — 2.8%
Contemporary Amperex Technology Co. Ltd., Class A	8,020	278,121
NARI Technology Co. Ltd., Class A	42,520	155,239
		433,360
Denmark — 2.7%
Cadeler A/S *	12,949	86,992
NKT A/S *	848	79,506
Orsted A/S * (a)	4,277	251,730
		418,228
Finland — 0.7%
UPM-Kymmene OYJ	3,680	108,290
France — 6.4%
Dassault Systemes SE	4,594	157,231
Nexans SA	2,555	355,663
SPIE SA	11,094	401,531
Voltalia SA (Registered) *	7,782	72,110
		986,535
Germany — 2.9%
Infineon Technologies AG	1,678	53,066
Mercedes-Benz Group AG	1,285	78,065
Nemetschek SE	749	80,706
Siemens AG (Registered)	1,182	229,958
		441,795
Ireland — 1.2%
Kingspan Group plc	2,040	180,146
Italy — 5.4%
ERG SpA	8,001	179,686
Prysmian SpA	9,166	646,884
		826,570
Japan — 7.5%
Hitachi Ltd.	27,300	685,908
Keyence Corp.	800	361,131
Kurita Water Industries Ltd.	2,900	108,764
		1,155,803
INVESTMENTS	SHARES	VALUE($)

Netherlands — 2.8%
Arcadis NV	4,625	320,253
ASML Holding NV	169	113,759
		434,012
South Africa — 0.7%
Scatec ASA * (a)	14,528	105,854
Spain — 3.9%
Audax Renovables SA	16,837	32,087
Iberdrola SA	38,144	566,612
		598,699
Sweden — 3.5%
Atlas Copco AB, Class A	24,726	408,063
Volvo AB, Class B	4,842	126,119
		534,182
Switzerland — 2.7%
ABB Ltd. (Registered)	2,073	115,199
DSM-Firmenich AG	490	58,106
Sika AG (Registered)	243	67,680
TE Connectivity plc	1,170	172,481
		413,466
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,038	197,781
United Kingdom — 3.5%
SSE plc	23,421	532,204
United States — 47.3%
AGCO Corp.	1,496	149,361
Autodesk, Inc. *	896	254,285
Carlisle Cos., Inc.	514	217,026
Carrier Global Corp.	4,571	332,403
CNH Industrial NV	14,517	163,026
Deere & Co.	776	314,039
Eaton Corp. plc	235	77,921
EnerSys	704	68,189
First Solar, Inc. *	787	153,056
Generac Holdings, Inc. *	1,909	316,035
Hubbell, Inc.	790	337,354
NextEra Energy, Inc.	5,458	432,546
NVIDIA Corp.	1,670	221,709
ON Semiconductor Corp. *	1,039	73,239
Owens Corning	1,266	223,816
Pentair plc	1,657	164,242
Quanta Services, Inc.	2,084	628,597
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Rayonier, Inc., REIT	3,765	117,581
Schneider Electric SE	1,539	398,676
Steel Dynamics, Inc.	609	79,475
Tetra Tech, Inc.	10,905	533,036
Trane Technologies plc	1,929	714,039
Trex Co., Inc. *	3,270	231,680
Veralto Corp.	3,800	388,322
Watts Water Technologies, Inc., Class A	396	75,474
Weyerhaeuser Co., REIT	5,052	157,420
Xylem, Inc.	3,631	442,183
		7,264,730
Total Common Stocks (Cost $12,862,580)		15,187,281
Total Investments — 98.9% (Cost $12,862,580)		15,187,281
Other Assets in Excess of Liabilities — 1.1%		166,019
NET ASSETS — 100.0%		15,353,300

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	18.6%
Machinery	13.5
Building Products	12.5
Commercial Services & Supplies	10.7
Electric Utilities	10.1
Industrial Conglomerates	6.1
Semiconductors & Semiconductor Equipment	5.4
Construction & Engineering	4.7
Independent Power and Renewable Electricity Producers	4.2
Electronic Equipment, Instruments & Components	3.5
Software	3.3
Professional Services	2.1
Specialized REITs	1.8
Paper & Forest Products	1.7
Others (each less than 1.0%)	1.8
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2024

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 1.2%
Goodman Group, REIT	4,819	115,075
NEXTDC Ltd. *	8,689	92,817
Ramsay Health Care Ltd.	2,305	60,625
		268,517
Belgium — 1.3%
Elia Group SA/NV	2,025	192,690
Warehouses De Pauw CVA, REIT	3,697	87,984
		280,674
Brazil — 1.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,191	354,156
Transmissora Alianca de Energia Eletrica S/A	11,966	72,737
		426,893
Canada — 1.6%
Canadian National Railway Co.	3,318	358,079
China — 5.4%
China Longyuan Power Group Corp. Ltd., Class H	162,000	144,052
Contemporary Amperex Technology Co. Ltd., Class A	12,320	427,238
NARI Technology Co. Ltd., Class A	171,540	626,288
		1,197,578
Denmark — 1.4%
Orsted A/S * (a)	5,229	307,761
France — 7.9%
Engie SA	56,473	946,573
Getlink SE	17,872	303,729
Veolia Environnement SA	15,709	498,756
		1,749,058
Germany — 3.7%
E.ON SE	44,167	596,037
Vonovia SE	6,548	214,681
		810,718
Italy — 4.1%
Enel SpA	37,326	283,083
Infrastrutture Wireless Italiane SpA (a)	24,236	273,256
Terna - Rete Elettrica Nazionale	40,092	347,266
		903,605
Japan — 1.8%
Kurita Water Industries Ltd.	4,100	153,769
Kyushu Railway Co.	9,600	252,581
		406,350
INVESTMENTS	SHARES	VALUE($)

Portugal — 0.9%
EDP SA	51,700	203,538
Singapore — 0.7%
Parkway Life, REIT	50,200	143,176
Spain — 5.9%
Cellnex Telecom SA (a)	6,178	226,892
Corp. ACCIONA Energias Renovables SA	3,750	77,631
EDP Renovaveis SA	24,982	338,596
Iberdrola SA	41,125	610,893
Solaria Energia y Medio Ambiente SA *	4,309	45,198
		1,299,210
United Kingdom — 11.0%
Assura plc, REIT	210,093	109,526
Grainger plc	63,076	185,335
LondonMetric Property plc, REIT	78,837	197,068
National Grid plc	28,732	360,763
Severn Trent plc	12,319	407,540
SSE plc	38,516	875,214
UNITE Group plc (The), REIT	8,731	98,766
United Utilities Group plc	15,344	202,502
		2,436,714
United States — 50.1%
Alexandria Real Estate Equities, Inc., REIT	1,799	200,679
American Tower Corp., REIT	2,812	600,475
Americold Realty Trust, Inc., REIT	15,756	404,614
CMS Energy Corp.	8,009	557,507
Crown Castle, Inc., REIT	1,428	153,496
Digital Realty Trust, Inc., REIT	5,594	997,019
Equinix, Inc., REIT	1,028	933,506
Ferrovial SE	17,723	711,274
HA Sustainable Infrastructure Capital, Inc., REIT	11,978	419,110
HCA Healthcare, Inc.	745	267,261
Healthpeak Properties, Inc., REIT	5,060	113,597
Itron, Inc. *	3,019	337,403
NextEra Energy, Inc.	7,461	591,284
PG&E Corp.	23,102	467,122
Prologis, Inc., REIT	1,396	157,664
Public Service Enterprise Group, Inc.	5,676	507,491
Rexford Industrial Realty, Inc., REIT	1,851	79,389
Sabra Health Care REIT, Inc., REIT	29,549	573,251
SBA Communications Corp., REIT	1,421	326,077
Union Pacific Corp.	2,849	661,167
Ventas, Inc., REIT	6,828	447,166
Welltower, Inc., REIT	7,129	961,560
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	9,489	295,677
Xylem, Inc.	2,542	309,565
		11,073,354
Total Common Stocks (Cost $19,710,144)		21,865,225
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c) (Cost $146,601)	146,516	146,575
Total Investments — 99.6% (Cost $19,856,745)		22,011,800
Other Assets in Excess of Liabilities — 0.4%		99,323
NET ASSETS — 100.0%		22,111,123

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	16.6%
Multi-Utilities	15.8
Specialized REITs	15.0
Health Care REITs	11.6
Ground Transportation	5.8
Electrical Equipment	4.8
Water Utilities	4.4
Independent Power and Renewable Electricity Producers	4.1
Industrial REITs	3.8
Construction & Engineering	3.2
Diversified Telecommunication Services	2.3
Machinery	2.1
Financial Services	1.9
Real Estate Management & Development	1.8
Electronic Equipment, Instruments & Components	1.5
Health Care Providers & Services	1.5
Transportation Infrastructure	1.4
Others (each less than 1.0%)	1.7
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024

	JPMorgan Climate Change Solutions ETF	JPMorgan Sustainable Infrastructure ETF
ASSETS:
Investments in non-affiliates, at value	$15,187,281	$21,865,225
Investments in affiliates, at value	—	146,575
Cash	133,912	75,375
Foreign currency, at value	726	4,752
Receivables:
Dividends from non-affiliates	10,955	9,228
Dividends from affiliates	—	20
Tax reclaims	23,419	15,833
Total Assets	15,356,293	22,117,008
LIABILITIES:
Accrued liabilities:
Management fees (See Note 3.A.)	2,993	5,754
Other	—	131
Total Liabilities	2,993	5,885
Net Assets	$15,353,300	$22,111,123
NET ASSETS:
Paid-in-Capital	$18,018,568	$20,394,615
Total distributable earnings (loss)	(2,665,268)	1,716,508
Total Net Assets	$15,353,300	$22,111,123
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	325,000	425,000
Net asset value, per share	$47.24	$52.03
Cost of investments in non-affiliates	$12,862,580	$19,710,144
Cost of investments in affiliates	—	146,601
Cost of foreign currency	725	4,802
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024

	JPMorgan Climate Change Solutions ETF	JPMorgan Sustainable Infrastructure ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$6	$36
Interest income from affiliates	2,936	1,267
Dividend income from non-affiliates	305,746	834,747
Dividend income from affiliates	7,109	16,257
Non-cash dividend income from non-affiliates	32,350	—
Foreign taxes withheld (net)	(23,353)	(51,445)
Total investment income	324,794	800,862
EXPENSES:
Management fees (See Note 3.A.)	104,577	122,083
Total expenses	104,577	122,083
Net investment income (loss)	220,217	678,779
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	39,046	294,954
Investments in affiliates	100	196
In-kind redemptions of investments in non-affiliates (See Note 4)	1,504,465	1,211,830
Foreign currency transactions	(5,752)	(3,461)
Net realized gain (loss)	1,537,859	1,503,519
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,888,087	3,538,015
Investments in affiliates	(20)	(78)
Foreign currency translations	2,269	(233)
Change in net unrealized appreciation/depreciation	4,890,336	3,537,704
Net realized/unrealized gains (losses)	6,428,195	5,041,223
Change in net assets resulting from operations	$6,648,412	$5,720,002
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Climate Change Solutions ETF		JPMorgan Sustainable Infrastructure ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$220,217	$240,022	$678,779	$323,751
Net realized gain (loss)	1,537,859	(2,097,113)	1,503,519	(1,276,519)
Change in net unrealized appreciation/depreciation	4,890,336	1,330,155	3,537,704	(385,984)
Change in net assets resulting from operations	6,648,412	(526,936)	5,720,002	(1,338,752)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(249,706)	(221,237)	(421,749)	(76,216)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(9,857,919)	—	(5,440,251)	14,003,003
NET ASSETS:
Change in net assets	(3,459,213)	(748,173)	(141,998)	12,588,035
Beginning of period	18,812,513	19,560,686	22,253,121	9,665,086
End of period	$15,353,300	$18,812,513	$22,111,123	$22,253,121
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$72	$—	$3,551	$14,003,003
Cost of shares redeemed	(9,857,991)	—	(5,443,802)	—
Total change in net assets resulting from capital transactions	$(9,857,919)	$—	$(5,440,251)	$14,003,003
SHARE TRANSACTIONS:
Issued	—	—	—	300,000
Redeemed	(225,000)	—	(100,000)	—
Net increase (decrease) in shares from share transactions	(225,000)	—	(100,000)	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Climate Change Solutions ETF
Year Ended October 31, 2024	$34.20	$0.44	$13.05	$13.49	$(0.45)
Year Ended October 31, 2023	35.56	0.44	(1.40)	(0.96)	(0.40)
December 13, 2021 (f) through October 31, 2022	48.00	0.43	(12.84)	(12.41)	(0.03)
JPMorgan Sustainable Infrastructure ETF
Year Ended October 31, 2024	42.39	1.32	9.12	10.44	(0.80)
Year Ended October 31, 2023	42.96	0.97	(1.20)	(0.23)	(0.34)
September 7, 2022 (f) through October 31, 2022	48.00	0.04	(5.08)	(5.04)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$47.24	$47.21	39.69%	39.35%	$15,353,300	0.49%	1.03%	51%
34.20	34.26	(2.80)	(3.04)	18,812,513	0.49	1.12	43
35.56	35.71	(25.87)	(25.56)(g)	19,560,686	0.49	1.26	32

52.03	52.07	24.78	24.69	22,111,123	0.49	2.72	51
42.39	42.45	(0.59)	(0.68)	22,253,121	0.49	2.11	75
42.96	43.06	(10.50)	(10.29)(g)	9,665,086	0.49	0.64	—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Climate Change Solutions ETF	Non-Diversified
JPMorgan Sustainable Infrastructure ETF	Non-Diversified
The investment objective of JPMorgan Climate Change Solutions ETF (“Climate Change Solutions ETF”) is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
The investment objective of JPMorgan Sustainable Infrastructure ETF ("Sustainable Infrastructure ETF") is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Climate Change Solutions ETF	NYSE Arca, Inc.
Sustainable Infrastructure ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. A cash amount may be substituted if a Fund has sizable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Climate Change Solutions ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$301,446	$—	$301,446
Austria	—	101,548	—	101,548
Canada	152,632	—	—	152,632
China	—	433,360	—	433,360
Denmark	86,992	331,236	—	418,228
Finland	—	108,290	—	108,290
France	—	986,535	—	986,535
Germany	—	441,795	—	441,795
Ireland	—	180,146	—	180,146
Italy	—	826,570	—	826,570
Japan	—	1,155,803	—	1,155,803
Netherlands	—	434,012	—	434,012
South Africa	—	105,854	—	105,854
Spain	—	598,699	—	598,699
Sweden	—	534,182	—	534,182
Switzerland	172,481	240,985	—	413,466
Taiwan	197,781	—	—	197,781
United Kingdom	—	532,204	—	532,204
United States	6,866,054	398,676	—	7,264,730
Total Common Stocks	7,475,940	7,711,341	—	15,187,281
Total Investments in Securities	$7,475,940	$7,711,341	$—	$15,187,281

October 31, 2024	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Sustainable Infrastructure ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$268,517	$—	$268,517
Belgium	—	280,674	—	280,674
Brazil	426,893	—	—	426,893
Canada	358,079	—	—	358,079
China	—	1,197,578	—	1,197,578
Denmark	—	307,761	—	307,761
France	—	1,749,058	—	1,749,058
Germany	—	810,718	—	810,718
Italy	—	903,605	—	903,605
Japan	—	406,350	—	406,350
Portugal	—	203,538	—	203,538
Singapore	—	143,176	—	143,176
Spain	—	1,299,210	—	1,299,210
United Kingdom	—	2,436,714	—	2,436,714
United States	10,362,080	711,274	—	11,073,354
Total Common Stocks	11,147,052	10,718,173	—	21,865,225
Short-Term Investments
Investment Companies	146,575	—	—	146,575
Total Investments in Securities	$11,293,627	$10,718,173	$—	$22,011,800
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2024

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended October 31, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Climate Change Solutions ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$195,583	$603,339	$799,002	$100	$(20)	$—	—	$7,109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.

Sustainable Infrastructure ETF
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$522,146	$3,375,599	$3,751,288	$196	$(78)	$146,575	146,516	$16,257	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Climate Change Solutions ETF	$1,488,422	$(5,752)	$(1,482,670)
Sustainable Infrastructure ETF	1,207,670	62,452	(1,270,122)
The reclassifications for the Funds relate primarily to redemptions in-kind and tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Climate Change Solutions ETF	0.49%
Sustainable Infrastructure ETF	0.49
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2024

B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Climate Change Solutions ETF	$10,596,553	$10,571,457
Sustainable Infrastructure ETF	12,449,131	12,337,660
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Climate Change Solutions ETF	$—	$9,596,673
Sustainable Infrastructure ETF	—	4,843,083
During the year ended October 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Climate Change Solutions ETF	$12,865,367	$2,779,059	$457,145	$2,321,914
Sustainable Infrastructure ETF	19,910,507	2,667,163	565,870	2,101,293
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Climate Change Solutions ETF	$249,706	$249,706
Sustainable Infrastructure ETF	421,749	421,749

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Climate Change Solutions ETF	$221,237	$—	$221,237
Sustainable Infrastructure ETF	73,332	2,884	76,216

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Climate Change Solutions ETF	$207,991	$(5,177,014)	$2,322,401
Sustainable Infrastructure ETF	661,106	(1,031,479)	2,100,896

The cumulative timing differences primarily consist of trustee deferred compensation, tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Climate Change Solutions ETF	$3,780,957	$1,396,057
Sustainable Infrastructure ETF	673,330	358,149

16	J.P. Morgan Exchange-Traded Funds	October 31, 2024

As of October 31, 2024, the Funds utilized net capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Climate Change Solutions ETF	$172,755
Sustainable Infrastructure ETF	294,601
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period November 1, 2023 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Climate Change Solutions ETF	63%
Sustainable Infrastructure ETF	44
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Climate Change Solutions ETF’s investment strategy may result in the Climate Change Solutions ETF investing in securities or industry sectors that underperform the market. The Climate Change Solutions ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address climate change and benefit from growing demand for such solutions will result in exposure to certain market segments including transportation, construction, food and water, renewable energy and electrification and recycling and reuse. Climate Change Solutions ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. Climate Change Solutions ETF is particularly exposed to, and may be negatively impacted by changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. Companies involved in renewable energy and electrification also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of climate change, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of climate change. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. The Adviser may consider certain factors related to climate change that may cause it to perform differently compared to funds that do not have such considerations. The consideration of these factors may result in the Climate Change Solutions ETF forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for climate change reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the Adviser do not operate as expected when addressing climate changes issues. There are significant differences in interpretations of what it means for a company to have solutions that address climate change.
Sustainable Infrastructure ETF’s investment strategy and the Adviser’s determinations of what is considered sustainable infrastructure may result in Sustainable Infrastructure ETF investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. Sustainable Infrastructure ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address sustainable infrastructure and benefit from growing demand for such solutions will result in exposure to certain market segments, including certain types of utilities, electricity, renewables, transportation, water, digital, sustainable logistics, and medical. Such focus may result in Sustainable Infrastructure ETF’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. Sustainable Infrastructure ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the Adviser considers in evaluating sustainable infrastructure may change over time. There may also be differences in interpretations of what it means for a company to “facilitate a sustainable and inclusive economy.” The portfolio decisions that the Adviser makes may differ with other investors’ or investment managers’ views. Sustainable Infrastructure ETF is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of medical facilities, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in electrical and water engineering and advancements in technology, including digital technology and changes in governmental policies relating to infrastructure, may affect investments in infrastructure which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, transportation, and digital infrastructure.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2024

As of October 31, 2024, the following Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Sustainable Infrastructure ETF
United Kingdom	11.1%
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Funds each invest a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Subsequent Event
Effective December 13, 2024, Climate Change Solutions ETF was classified as a diversified investment company rather than a non-diversified investment company.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Climate Change Solutions ETF and JPMorgan Sustainable Infrastructure ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Climate Change Solutions ETF and JPMorgan Sustainable Infrastructure ETF (two of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2024

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2024:
Dividends Received Deduction
JPMorgan Climate Change Solutions ETF	24.91%
JPMorgan Sustainable Infrastructure ETF	17.52
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan Climate Change Solutions ETF	$273,585
JPMorgan Sustainable Infrastructure ETF	466,767
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Climate Change Solutions ETF	$273,479	$23,879
JPMorgan Sustainable Infrastructure ETF	553,178	45,019

October 31, 2024	J.P. Morgan Exchange-Traded Funds	21

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-SUS-ETF-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for each Fund whose annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with represen tatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its

role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee structure.” The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Funds' shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Climate Change Solutions ETF’s performance was in the fourth quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Sustainable Infrastructure ETF’s performance was in the second quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees also reviewed information about other expenses and the total expenses ratio for each Fund and noted that the Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Climate Change Solutions ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that while Broadridge provided data for funds in the Peer Group and Universe for the JPMorgan Sustainable Infrastructure ETF, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2024
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 7.9%
ANZ Group Holdings Ltd.	1,136,157	23,155,464
BHP Group Ltd.	2,292,597	63,694,260
Brambles Ltd.	979,621	11,794,656
Commonwealth Bank of Australia	574,981	53,631,012
Dexus, REIT	1,590,217	7,463,271
Glencore plc	960,352	5,036,701
Goodman Group, REIT	1,396,639	33,351,034
GPT Group (The), REIT	1,689,764	5,235,111
Insurance Australia Group Ltd.	3,168,834	15,560,422
Macquarie Group Ltd.	185,546	28,081,715
Medibank Pvt Ltd.	6,152,991	14,460,653
Mirvac Group, REIT	10,894,246	15,229,465
National Australia Bank Ltd.	1,270,116	32,191,255
QBE Insurance Group Ltd.	2,377,793	26,845,574
Rio Tinto Ltd.	726,578	57,049,118
Rio Tinto plc	352,963	22,811,302
Santos Ltd.	4,283,555	19,056,953
Transurban Group	1,190,684	9,923,096
Wesfarmers Ltd.	317,813	13,980,943
Westpac Banking Corp.	1,351,041	28,374,297
Woodside Energy Group Ltd.	550,830	8,669,215
Woolworths Group Ltd.	991,032	19,437,314
		515,032,831
Belgium — 0.6%
Anheuser-Busch InBev SA	306,780	18,189,420
KBC Group NV	281,795	20,526,289
		38,715,709
China — 0.4%
Prosus NV	555,442	23,409,033
Denmark — 3.1%
Carlsberg A/S, Class B	239,452	26,462,730
Novo Nordisk A/S, Class B	1,534,473	172,114,182
		198,576,912
Finland — 0.8%
Nokia OYJ	1,362,427	6,447,039
Nordea Bank Abp	4,009,114	46,913,514
		53,360,553
France — 12.1%
Air Liquide SA	452,003	81,044,772
Airbus SE	272,709	41,599,366
AXA SA	207,031	7,773,455
BNP Paribas SA	765,993	52,312,750
INVESTMENTS	SHARES	VALUE($)

France — continued
Capgemini SE	275,175	47,737,592
Cie Generale des Etablissements Michelin SCA	688,347	23,263,047
Dassault Systemes SE	508,583	17,406,345
Engie SA	3,057,518	51,248,641
Hermes International SCA	4,189	9,520,562
Kering SA	20,092	5,018,392
Legrand SA	515,012	58,128,603
L'Oreal SA	56,689	21,268,038
LVMH Moet Hennessy Louis Vuitton SE	160,442	106,809,537
Orange SA	2,594,065	28,497,625
Pernod Ricard SA	205,963	25,697,728
Safran SA	305,372	69,125,748
Societe Generale SA	1,196,169	34,355,753
TotalEnergies SE	645,148	40,486,716
Vinci SA	559,687	62,696,540
		783,991,210
Germany — 8.7%
adidas AG	84,635	20,269,345
Allianz SE (Registered)	320,972	101,043,707
BASF SE	73,213	3,559,076
Bayer AG (Registered)	292,464	7,881,008
Deutsche Post AG	882,009	35,429,888
Deutsche Telekom AG (Registered)	2,399,227	72,537,082
E.ON SE	3,637,619	49,089,962
Heidelberg Materials AG	62,139	6,843,938
Infineon Technologies AG	1,299,505	41,096,374
Mercedes-Benz Group AG	161,892	9,835,051
Merck KGaA	36,069	5,963,120
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	78,053	39,914,764
RWE AG	316,133	10,245,741
SAP SE	408,936	95,480,463
Siemens AG (Registered)	297,208	57,821,777
Symrise AG	30,861	3,713,525
Zalando SE * (a)	254,683	7,709,937
		568,434,758
Hong Kong — 2.0%
AIA Group Ltd.	5,538,000	43,707,660
CK Asset Holdings Ltd.	2,597,344	10,617,853
CLP Holdings Ltd.	642,500	5,457,782
Hong Kong Exchanges & Clearing Ltd.	656,500	26,286,501
Link, REIT	1,206,500	5,621,589
Prudential plc	1,605,614	13,366,496
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	1,099,500	11,905,348
Techtronic Industries Co. Ltd.	743,000	10,747,828
		127,711,057
Ireland — 0.3%
Kingspan Group plc	248,771	21,968,210
Italy — 1.5%
Enel SpA	1,166,757	8,848,775
FinecoBank Banca Fineco SpA	1,451,821	23,177,089
UniCredit SpA	1,419,322	62,789,690
		94,815,554
Japan — 22.0%
Advantest Corp.	212,200	12,286,307
Ajinomoto Co., Inc.	783,000	30,079,533
Asahi Group Holdings Ltd.	1,267,100	15,211,883
Asahi Kasei Corp.	1,371,900	9,464,309
Bridgestone Corp.	755,400	26,918,768
Chugai Pharmaceutical Co. Ltd.	144,900	6,894,558
Daiichi Sankyo Co. Ltd.	1,334,000	43,419,355
Daikin Industries Ltd.	232,083	27,863,126
Denso Corp.	1,813,000	25,750,936
Dentsu Group, Inc.	882,000	27,225,363
East Japan Railway Co.	859,600	17,265,361
Fast Retailing Co. Ltd.	20,600	6,586,263
Hitachi Ltd.	3,020,800	75,897,178
Honda Motor Co. Ltd.	553,016	5,561,744
Hoya Corp.	342,500	45,824,461
ITOCHU Corp.	1,054,900	52,183,614
Kao Corp.	304,500	13,420,956
Keyence Corp.	122,600	55,343,317
Konami Group Corp.	181,600	16,645,435
Kyowa Kirin Co. Ltd.	1,053,300	17,360,246
Lasertec Corp.	40,600	5,509,248
Mitsubishi Corp.	721,700	13,202,836
Mitsubishi UFJ Financial Group, Inc.	2,421,250	25,520,565
Mitsui & Co. Ltd.	1,250,200	25,488,639
Mitsui Fudosan Co. Ltd.	3,622,400	30,907,607
Murata Manufacturing Co. Ltd.	1,643,600	28,715,523
Nintendo Co. Ltd.	188,400	9,951,850
Nippon Paint Holdings Co. Ltd.	497,900	3,810,666
Nippon Steel Corp.	197,900	3,959,857
Nippon Telegraph & Telephone Corp.	31,400,400	30,296,221
Nomura Research Institute Ltd.	597,800	17,882,237
ORIX Corp.	1,277,800	26,923,095
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Osaka Gas Co. Ltd.	501,600	10,748,617
Otsuka Corp.	1,071,300	24,043,683
Pan Pacific International Holdings Corp.	881,200	21,861,076
Recruit Holdings Co. Ltd.	512,900	31,318,971
Renesas Electronics Corp.	1,582,000	21,196,144
Resona Holdings, Inc.	2,037,200	13,440,969
Sekisui House Ltd.	211,100	5,098,396
Seven & i Holdings Co. Ltd.	846,100	12,183,792
Shimano, Inc.	96,100	14,118,023
Shin-Etsu Chemical Co. Ltd.	1,384,000	50,715,247
Shionogi & Co. Ltd.	907,700	12,964,454
Shiseido Co. Ltd.	149,000	3,216,154
SoftBank Group Corp.	173,600	10,349,770
Sony Group Corp.	3,285,275	57,812,682
Sumitomo Electric Industries Ltd.	1,771,900	27,256,365
Sumitomo Metal Mining Co. Ltd.	676,300	18,698,741
Sumitomo Mitsui Financial Group, Inc.	2,917,000	61,882,818
Suzuki Motor Corp.	2,764,300	27,431,077
T&D Holdings, Inc.	1,331,300	21,250,539
Taisei Corp.	241,700	10,178,349
Takeda Pharmaceutical Co. Ltd.	381,900	10,655,474
Terumo Corp.	1,843,200	35,104,302
Tokio Marine Holdings, Inc.	1,559,200	56,156,404
Tokyo Electron Ltd.	291,600	42,909,832
Toyota Motor Corp.	4,564,200	78,642,975
		1,432,605,911
Macau — 0.1%
Sands China Ltd. *	2,680,000	6,818,666
Netherlands — 4.5%
Adyen NV * (a)	9,687	14,798,434
ASML Holding NV	206,325	138,883,875
Heineken NV	375,361	30,785,881
Koninklijke Ahold Delhaize NV	586,656	19,341,874
Koninklijke KPN NV	9,119,682	35,642,323
NN Group NV	760,923	37,355,458
Wolters Kluwer NV	98,804	16,607,343
		293,415,188
Singapore — 1.3%
DBS Group Holdings Ltd.	1,440,631	41,770,818
Oversea-Chinese Banking Corp. Ltd.	1,189,400	13,646,109
Sea Ltd., ADR *	180,069	16,935,489
United Overseas Bank Ltd.	570,700	13,873,175
		86,225,591
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	1,617,682	16,103,504
Banco Santander SA	13,964,975	68,224,414
Iberdrola SA	1,664,972	24,732,396
Industria de Diseno Textil SA	665,745	37,957,238
		147,017,552
Sweden — 2.4%
Atlas Copco AB, Class A	4,203,353	69,369,688
Sandvik AB	988,617	19,459,542
Volvo AB, Class B	2,477,013	64,518,351
		153,347,581
Switzerland — 5.3%
Cie Financiere Richemont SA (Registered)	342,827	49,915,781
Givaudan SA (Registered)	2,146	10,188,030
Julius Baer Group Ltd.	187,653	11,441,503
Lonza Group AG (Registered)	91,048	56,024,390
Novartis AG (Registered)	689,013	74,762,239
Sandoz Group AG	953,936	43,488,296
SGS SA (Registered)	174,533	18,477,254
Sika AG (Registered)	17,973	5,005,790
UBS Group AG (Registered)	865,301	26,467,816
Zurich Insurance Group AG	87,236	51,434,801
		347,205,900
United Kingdom — 12.6%
3i Group plc	1,593,705	65,354,205
AstraZeneca plc	843,053	119,961,050
Barclays plc	17,211,510	52,761,938
Berkeley Group Holdings plc	314,148	17,926,804
British American Tobacco plc	671,451	23,480,044
Centrica plc	22,313,621	33,777,919
DCC plc	66,604	4,213,638
Diageo plc	712,153	21,992,551
HSBC Holdings plc	6,328,512	58,083,230
InterContinental Hotels Group plc	283,150	31,230,751
Intertek Group plc	78,190	4,693,865
Lloyds Banking Group plc	63,129,665	43,332,223
London Stock Exchange Group plc	249,557	33,823,931
National Grid plc	1,653,190	20,757,701
Next plc	61,437	7,772,674
Reckitt Benckiser Group plc	306,562	18,597,286
RELX plc	1,861,578	85,371,417
Rolls-Royce Holdings plc *	959,453	6,620,608
Sage Group plc (The)	502,964	6,285,928
SSE plc	2,097,279	47,657,282
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Standard Chartered plc	1,941,622	22,515,796
Taylor Wimpey plc	5,569,441	10,530,049
Tesco plc	9,358,799	41,325,385
Unilever plc	705,730	43,093,037
		821,159,312
United States — 11.1%
BP plc	14,565,458	71,237,022
CSL Ltd.	201,374	37,809,042
Ferrovial SE	419,342	16,829,382
GSK plc	2,565,110	46,322,233
Nestle SA (Registered)	1,494,911	141,258,092
Roche Holding AG	327,586	101,520,052
Sanofi SA	423,695	44,776,013
Schneider Electric SE	384,937	99,717,451
Shell plc	3,767,763	125,795,511
Stellantis NV	2,780,078	38,093,563
		723,358,361
Total Common Stocks (Cost $5,584,741,842)		6,437,169,889
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c) (Cost $29,211,915)	29,206,807	29,218,490
Total Investments — 99.4% (Cost $5,613,953,757)		6,466,388,379
Other Assets in Excess of Liabilities — 0.6%		37,422,114
NET ASSETS — 100.0%		6,503,810,493

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.5%
Pharmaceuticals	11.0
Insurance	6.6
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	4.0
Textiles, Apparel & Luxury Goods	3.0
Capital Markets	3.0
Food Products	2.6
Metals & Mining	2.6
Chemicals	2.6
Diversified Telecommunication Services	2.6
Machinery	2.5
Automobiles	2.5
Electrical Equipment	2.4
Professional Services	2.4
Multi-Utilities	2.4
Beverages	2.1
Industrial Conglomerates	2.1
Software	1.8
Aerospace & Defense	1.8
Automobile Components	1.6
Consumer Staples Distribution & Retail	1.4
Household Durables	1.4
Trading Companies & Distributors	1.4
Construction & Engineering	1.4
IT Services	1.4
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.3
Personal Care Products	1.3
Health Care Equipment & Supplies	1.3
Broadline Retail	1.0
Others (each less than 1.0%)	10.1
Short-Term Investments	0.5
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2024

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$6,437,169,889
Investments in affiliates, at value	29,218,490
Cash	810,328
Foreign currency, at value	372,580
Receivables:
Investment securities sold	1,591,472
Fund shares sold	3,293,946
Dividends from non-affiliates	14,630,939
Dividends from affiliates	3,918
Tax reclaims	18,262,943
Securities lending income (See Note 2.C.)	14
Total Assets	6,505,354,519
LIABILITIES:
Accrued liabilities:
Investment advisory fees	644,635
Administration fees	419,184
Printing and mailing costs	5,548
Custodian and accounting fees	199,551
Trustees’ and Chief Compliance Officer’s fees	66
Other	275,042
Total Liabilities	1,544,026
Net Assets	$6,503,810,493
NET ASSETS:
Paid-in-Capital	$6,006,192,862
Total distributable earnings (loss)	497,617,631
Total Net Assets	$6,503,810,493
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	104,477,892
Net asset value, per share	$62.25
Cost of investments in non-affiliates	$5,584,741,842
Cost of investments in affiliates	29,211,915
Cost of foreign currency	372,601
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,471,730
Interest income from affiliates	30,749
Dividend income from non-affiliates	192,804,713
Dividend income from affiliates	4,589,428
Income from securities lending (net) (See Note 2.C.)	611,854
Foreign taxes withheld (net)	(17,872,646)
Total investment income	181,635,828
EXPENSES:
Investment advisory fees	12,506,862
Administration fees	4,690,092
Custodian and accounting fees	758,768
Interest expense to non-affiliates	8,571
Interest expense to affiliates	5,304
Professional fees	220,801
Trustees’ and Chief Compliance Officer’s fees	41,979
Printing and mailing costs	154,599
Registration and filing fees	159,154
Other	32,463
Total expenses	18,578,593
Less fees waived	(119,838)
Less expense reimbursements	(3,553,185)
Net expenses	14,905,570
Net investment income (loss)	166,730,258
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(32,922,169)
Investments in affiliates	26,156
In-kind redemptions of investments in non-affiliates (See Note 4)	361,933,821
Futures contracts	4,980,975
Foreign currency transactions	23,339
Net realized gain (loss)	334,042,122
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	585,404,431
Investments in affiliates	(28,045)
Futures contracts	9,193,420
Foreign currency translations	15,666
Change in net unrealized appreciation/depreciation	594,585,472
Net realized/unrealized gains (losses)	928,627,594
Change in net assets resulting from operations	$1,095,357,852
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$166,730,258	$151,466,238
Net realized gain (loss)	334,042,122	272,228,534
Change in net unrealized appreciation/depreciation	594,585,472	398,728,777
Change in net assets resulting from operations	1,095,357,852	822,423,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(167,953,253)	(129,393,763)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	489,868,855	(632,681,089)
NET ASSETS:
Change in net assets	1,417,273,454	60,348,697
Beginning of period	5,086,537,039	5,026,188,342
End of period	$6,503,810,493	$5,086,537,039
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,612,123,672	$626,324,597
Cost of shares redeemed	(1,122,254,817)	(1,259,005,686)
Total change in net assets resulting from capital transactions	$489,868,855	$(632,681,089)
SHARE TRANSACTIONS:
Issued	26,700,000	11,400,000
Redeemed	(18,500,000)	(23,750,000)
Net increase (decrease) in shares from share transactions	8,200,000	(12,350,000)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (e)
Year Ended October 31, 2024	$52.83	$1.64	$9.38	$11.02	$(1.60)
Year Ended October 31, 2023	46.27	1.54	6.33	7.87	(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42 (f)	15.11	16.53	(1.07)
Year Ended October 31, 2020	52.55	1.13	(5.63)	(4.50)	(1.62)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on June 10, 2022.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the JPMorgan International Research Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan International Research Enhanced
Equity ETF's NAV is calculated. Prior to the JPMorgan International Research Enhanced Equity ETF's listing on June 13, 2022, the NAV performance of the Class R6
Shares of the Predecessor Fund are used as proxy market price returns.

(e)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced
Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the
Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2018 up through the reorganization.

(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return (c)	Market price total return (d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$62.25	$62.40	21.10%	20.98%	$6,503,810,493	0.24%	2.66%	0.30%	19%
52.83	53.01	17.17	17.54	5,086,537,039	0.24	2.82	0.29	16
46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (f)	0.31	20
46.43	46.43	(8.96)	(8.96)	4,337,775,495	0.24	2.35	0.30	52
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	October 31, 2024

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$515,032,831	$—	$515,032,831
Belgium	—	38,715,709	—	38,715,709
China	23,409,033	—	—	23,409,033
Denmark	—	198,576,912	—	198,576,912
Finland	—	53,360,553	—	53,360,553
France	—	783,991,210	—	783,991,210
Germany	—	568,434,758	—	568,434,758
Hong Kong	—	127,711,057	—	127,711,057
Ireland	—	21,968,210	—	21,968,210
Italy	—	94,815,554	—	94,815,554
Japan	—	1,432,605,911	—	1,432,605,911
Macau	—	6,818,666	—	6,818,666
Netherlands	54,984,197	238,430,991	—	293,415,188
Singapore	16,935,489	69,290,102	—	86,225,591
Spain	—	147,017,552	—	147,017,552
Sweden	—	153,347,581	—	153,347,581
Switzerland	—	347,205,900	—	347,205,900
United Kingdom	—	821,159,312	—	821,159,312
United States	—	723,358,361	—	723,358,361
Total Common Stocks	95,328,719	6,341,841,170	—	6,437,169,889
Short-Term Investments
Investment Companies	29,218,490	—	—	29,218,490
Total Investments in Securities	$124,547,209	$6,341,841,170	$—	$6,466,388,379
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of October 31, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $3,820.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$182,533,672	$545,094,309	$698,407,602	$26,156	$(28,045)	$29,218,490	29,206,807	$4,589,428	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	12,000,000	357,904,858	369,904,857	(1)*	—	—	—	992,459 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,828,971	144,418,609	146,247,580	—	—	—	—	158,186 *	—
Total	$196,362,643	$1,047,417,776	$1,214,560,039	$26,155	$(28,045)	$29,218,490		$5,740,073	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2024

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and foreign exchange risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the year ended October 31, 2024:

Futures Contracts:
Average Notional Balance Long	$60,673,371
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$345,121,518	$15,418,518	$(360,540,036)
The reclassifications for the Fund relate primarily to redemptions in-kind and tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2024

C. Distribution Fees— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended October 31, 2024 and the contractual expense limitation is in place until at least June 30, 2025.
For the year ended October 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$3,552,805
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 was $119,838
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of this reimbursement was $380.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,324,728,008	$1,141,286,802
For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$1,556,004,488	$1,081,164,829
During the year ended October 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,711,408,520	$992,066,575	$237,086,716	$754,979,859
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$167,953,253	$167,953,253

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Ordinary Income*	Total Distributions Paid
$129,393,763	$129,393,763

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2024

As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$190,978,938	$(447,960,042)	$754,675,003

The cumulative timing differences primarily consist of tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$56,039,440	$391,920,602
During the year ended October 31, 2024, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$10,283,776
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Fund did not utilize the Credit Facility during the period November 1, 2023 through May 30, 2024.
Effective May 31, 2024, the Fund is no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2024, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
17.3%	39.4%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2024, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	12.1%
Japan	22.2
United Kingdom	12.7
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not

18	J.P. Morgan Exchange-Traded Funds	October 31, 2024

traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan International Research Enhanced Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan International Research Enhanced Equity ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2024

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Qualified Dividend Income (QDI)
The Fund had $163,603,681, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the Fund intends to elect to pass through to shareholders taxes paid to foreign countries. The Fund had $191,094,421 and $14,022,689 in gross income and foreign tax expenses or amounts as finally determined.

October 31, 2024	J.P. Morgan Exchange-Traded Funds	21

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-CONV-ETF-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Management Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement” ). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, and that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The

Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 3, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 3, 2025